     As filed with the Securities and Exchange Commission on April 27, 1998


                                                       Registration No. 33-74190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 7

                                -----------------
                        SECURITY LIFE SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Name of Depositor)
                                  1290 Broadway
                           Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)


                                                  Copy to:
GARY W. WAGGONER, ESQ.                            DIANE E. AMBLER, ESQ.
Security Life of Denver Insurance Company         Mayer, Brown & Platt
1290 Broadway                                     2000 Pennsylvania Avenue, N.W.
Denver, Colorado 80203-5699                       Washington, D.C. 20006-1882
                                                  (202) 778-0641

(Name and Address of Agent for Service)


                          ----------------------------


It is proposed that this filing will become effective:


       |_|  on (date) pursuant to paragraph (a) of Rule 485
       |_|  60 days after filing pursuant to paragraph (a) of Rule 485
       |X|  on May 1, 1997 pursuant to paragraph (b) of Rule 485
       |_|  immediately upon filing pursuant to paragraph (b) of Rule 485
       |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of securities being registered: Variable life insurance policies. Approximate Date of Proposed Public Offering: As soon as practical after the effective date.

              SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 33-74190)
                              Cross-Reference Table


Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

1, 2                          Cover; Security Life of Denver Insurance Company;
                              Security Life Separate Account L1

3                             Inapplicable

4                             Security Life of Denver Insurance Company

5, 6                          Security Life Separate Account L1

7                             Inapplicable

8                             Financial Statements

9                             Inapplicable

10(a), (b), (c), (d), (e)     Policy Summary; Policy Values, Determining the
                              Value of Amounts in the Divisions of the Variable
                              Account; Charges, Deductions and Refunds;
                              Surrender; Partial Withdrawals; The Guaranteed
                              Interest Division; Transfers of Account Values;
                              Right to Exchange Policy; Lapse; Reinstatement;
                              Premiums

10(f)                         Voting Privileges; Right to Change Operations

10(g), (h)                    Right to Change Operations

10(i) Tax Considerations; Detailed Information about the FirstLine Variable Universal Life Policy;
                              Other General Policy Provisions; The Guaranteed Interest Division

11, 12                        Security Life Separate Account L1

13                            Policy Summary; Charges, Deductions and Refunds;
                              Corporate Purchasers and Group or Sponsored
                              Arrangements

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

14, 15 Policy Summary; Free Look; Other General Policy Provisions; Applying for a Policy

16 Premiums; Allocation of Net Premiums; How We Calculate Accumulation Unit Values for Each Division

17                            Payment; Surrender; Partial Withdrawal

18 Policy Summary; Tax Considerations; Detailed Information about the FirstLine Variable Universal Life Policy; Security Life Separate Account L1; Persistency Refund

19 Reports to Policy Owners; Notification and Claims Procedures; Performance Information

20                            See 10(g) & 10(a)

21                            Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account L1; Detailed Information about the FirstLine Variable Universal
                              Life Policy

23                            Inapplicable

24                            Inapplicable

25                            Security Life of Denver Insurance Company

26                            Inapplicable

27, 28, 29, 30                Security Life of Denver Insurance Company

31, 32, 33, 34                Inapplicable

35                            Inapplicable

36                            Inapplicable

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

37                            Inapplicable

38, 39, 40, 41(a)             Other General Policy Provisions; Distribution of
                              the Policies; Security Life of Denver Insurance
                              Company

41(b), 41(c), 42, 43          Inapplicable

44 Determining the Value in the Divisions of the Variable Account; How We Calculate Accumulation Unit Values for Each Division

45                            Inapplicable

46 Partial Withdrawals; Detailed Information about the FirstLine Variable Universal Life
                              Policy

47, 48, 49, 50                Inapplicable

51                            Detailed Information about the FirstLine
                              Variable Universal Life Policy

52 Determining the Value in the Divisions of the Variable Account; Right to Change Operations

53(a)                         Tax Considerations

53(b), 54, 55                 Inapplicable

56, 57, 58                    Inapplicable

59                            Financial Statements

                        FIRSTLINE VARIABLE UNIVERSAL LIFE
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                    Security Life of Denver Insurance Company
                                       and
                        Security Life Separate Account L1

This prospectus describes FirstLine, an individual flexible premium variable universal life insurance policy (the "Policy" or collectively, "Policies") issued by Security Life of Denver Insurance Company ("Security Life"). The Policy is designed to provide insurance coverage with flexibility in death benefits and premium payments. The Policy is funded by Security Life Separate Account L1 (the "Variable Account"). Twenty-three Divisions of the Variable Account are available under the Policy. A Guaranteed Interest Division, which guarantees a minimum fixed rate of interest, is also available. Purchasers may utilize both the Divisions of the Variable Account and the Guaranteed Interest Division simultaneously. The Loan Division represents amounts we set aside as collateral for any Policy Loan taken or transferred into the Policy.

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. For example, if the Owner has allocated or transferred funds to 17 Divisions of the Variable Account and to the Guaranteed Interest Division (or to 18 Divisions of the Variable Account), those will be the only Divisions to which the Owner can subsequently allocate or transfer funds. Therefore, Owners may prefer to utilize fewer Divisions in the early years of the Policy so as to leave open the option to invest in other Divisions in the future. An Owner who has used 18 Variable Divisions will no longer have the Guaranteed Interest Division available for future use.

We will pay the Death Proceeds when the Insured dies if the Policy is still in force. The Death Proceeds will equal the death benefit, reduced by any outstanding Policy Loan, accrued loan interest, and any charges incurred prior to the date of the Insured's death, but not yet deducted. The death benefit consists of two elements: the Base Death Benefit and any amount added by Rider. The Policy will remain in force as long as the Net Cash Surrender Value remains positive. The Policy is guaranteed not to lapse during the first three Policy years, regardless of its Net Cash Surrender Value if, on each Monthly Processing Date during the first three Policy years, the sum of premiums paid, less the sum of Partial Withdrawals and Policy Loans taken including accrued loan interest, is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy Month starting with the first Policy Month to and including the Policy Month which begins on the current Monthly Processing Date.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
       A PROSPECTUS FOR THE PORTFOLIO OR PORTFOLIOS BEING CONSIDERED MUST
      ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.
                IN THIS PROSPECTUS "WE," "US" AND "OUR" REFER TO
                   SECURITY LIFE OF DENVER INSURANCE COMPANY.

   THIS POLICY IS NOT AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE
   LAWFULLY MADE. THE FEATURES OF ANY POLICY ISSUED MAY VARY DEPENDING ON THE STATE IN WHICH THE CONTRACT IS ISSUED. NO PERSON IS AUTHORIZED TO MAKE ANY
    REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT HERETO.

Date of Prospectus:  May 1, 1998

Form V-55-98

The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium. If the Guaranteed Minimum Death Benefit is effective, the Stated Death Benefit portion of the Policy will remain in force for the Guarantee Period. To continue the Guarantee Period, the required premiums must be paid and the Net Account Value must remain diversified.

The Policy permits a choice of two death benefit options: Option 1, a fixed benefit that equals the Stated Death Benefit, and Option 2, a benefit that equals the Stated Death Benefit plus the Account Value. The Base Death Benefit in force as of any Valuation Date will not be less than the amount necessary to qualify the Policy as a life insurance contract under the Internal Revenue Code in existence at the time the Policy is issued.

When applying for the Policy, the Owner irrevocably chooses which of two tests for compliance with the Federal income tax law definition of life insurance we will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. If the Guideline Premium/Cash Value Corridor Test is chosen, the premium payments will be limited.

We will not allocate funds to the Policy until we receive the Initial Premium, and we have approved the Policy for issue. Thereafter, the timing and amount of premium payments may vary, within specified limits. A higher premium level may be required to keep the Guaranteed Minimum Death Benefit in force. After certain deductions have been made, the Net Premiums may be allocated to one or more of the Divisions of the Variable Account and to the Guaranteed Interest Division. The assets of the Divisions of the Variable Account will be used to purchase, at net asset value, shares of designated Portfolios of various investment companies. A Policy may be returned according to the terms of the Right to Examine Policy Period (also called the Free Look Period). Net Premiums allocated to the Variable Account will be held in the Division investing in the Fidelity VIP Money Market Portfolio of the Variable Account during the Delivery and Free Look Periods.

The Account Value is the sum of the amounts in the Divisions of the Variable Account plus the amount in the Guaranteed Interest Division and the amount in the Loan Division. The value of the amounts allocated to the Divisions of the Variable Account will vary with the investment experience of the corresponding Portfolios; there is no minimum guaranteed cash value for amounts allocated to the Divisions of the Variable Account. The value of amounts allocated to the Guaranteed Interest Division will depend on the interest rates we declare. The Account Value will also reflect deductions for the cost of insurance and expenses, as well as increases for additional Net Premiums. A Surrender Charge may be incurred if the policy is surrendered, allowed to lapse, a Partial Withdrawal is taken or the Stated Death Benefit is reduced.

Replacing existing insurance coverage with the Policy described in this prospectus may not be advantageous.


ISSUED BY:        Security Life of Denver           BROKER-DEALER:  ING America Equities, Inc.
                  Insurance Company                                 1290 Broadway
                  Security Life Center                              Attn: Variable
                  1290 Broadway                                     Denver, CO 80203-5699
                  Denver, CO 80203-5699                             (303) 860-2000
                  (800) 525-9852

THROUGH ITS:      Security Life Separate Account L1

ADMINISTERED AT:  Customer Service Center
                  P.O. Box 173888
                  Denver, CO 80217-3763
                  (800) 848-6362


PROSPECTUS DATED: May 1, 1998



--------------------------------------------------------------------------------
FirstLine                             2

TABLE OF CONTENTS


DEFINITION OF SPECIAL TERMS USED IN THIS PROSPECTUS .......................    7

POLICY SUMMARY ............................................................   10
GENERAL INFORMATION .......................................................   10
DEATH BENEFITS ............................................................   10
BENEFITS AT MATURITY ......................................................   10
ADDITIONAL BENEFITS .......................................................   10
PREMIUMS ..................................................................   10
ALLOCATION OF NET PREMIUMS ................................................   10
MAXIMUM NUMBER OF INVESTMENT DIVISIONS ....................................   11
POLICY VALUES .............................................................   11
DETERMINING THE VALUE IN THE DIVISIONS OF THE VARIABLE ACCOUNT ............   11
HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION ...............   11
TRANSFERS OF ACCOUNT VALUES ...............................................   11
DOLLAR COST AVERAGING .....................................................   11
AUTOMATIC REBALANCING .....................................................   11
LOANS .....................................................................   11
PARTIAL WITHDRAWALS .......................................................   12
SURRENDER .................................................................   12
RIGHT TO EXCHANGE POLICY ..................................................   12
LAPSE .....................................................................   12
REINSTATEMENT .............................................................   12
CHARGES AND DEDUCTIONS ....................................................   12
PERSISTENCY REFUND ........................................................   13
TAX CONSIDERATIONS ........................................................   13

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT
     OPTIONS AND THE GUARANTEED INTEREST DIVISION .........................   13
SECURITY LIFE OF DENVER INSURANCE COMPANY .................................   14
SECURITY LIFE SEPARATE ACCOUNT L1 .........................................   14
MAXIMUM NUMBER OF INVESTMENT DIVISIONS ....................................   15
INVESTMENT OBJECTIVES OF THE PORTFOLIOS ...................................   15
THE GUARANTEED INTEREST DIVISION ..........................................   18

DETAILED INFORMATION ABOUT THE FIRSTLINE VARIABLE UNIVERSAL LIFE POLICY ...   18
APPLYING FOR A POLICY .....................................................   18
TEMPORARY INSURANCE .......................................................   18
PREMIUMS ..................................................................   19
       Scheduled Premiums .................................................   19
       Unscheduled Premium Payments .......................................   19
       Minimum Annual Premium .............................................   19
       Special Continuation Period ........................................   19
       Premium Payments Affect the Coverage ...............................   20
       Choice of Definitional Tests .......................................   20
       Choice of Guaranteed Minimum Death Benefit Provisions ..............   20
       Modified Endowment Contracts .......................................   20
ALLOCATION OF NET PREMIUMS ................................................   20
DEATH BENEFITS ............................................................   21
       Death Benefit Options ..............................................   21
       Changes in Death Benefit Option ....................................   22
       Changes in Death Benefit Amounts ...................................   22
       Guaranteed Minimum Death Benefit Provision .........................   23



--------------------------------------------------------------------------------
FirstLine                              3

     Requirements to Maintain the Guarantee Period ........................   23
ADDITIONAL BENEFITS .......................................................   24
     Accidental Death Benefit Rider .......................................   24
     Adjustable Term Insurance Rider ......................................   24
     Additional Insured Rider .............................................   25
     Children's Insurance Rider ...........................................   25
     Right to Change Insured Rider ........................................   25
     Guaranteed Insurability Rider ........................................   25
     Waiver of Cost of Insurance Rider ....................................   25
     Waiver of Specified Premium Rider ....................................   25
BENEFITS AT MATURITY ......................................................   25
POLICY VALUES .............................................................   25
     Account Value ........................................................   25
     Cash Surrender Value .................................................   26
     Net Cash Surrender Value .............................................   26
     Net Account Value ....................................................   26
DETERMINING THE VALUE IN THE DIVISIONS OF THE VARIABLE ACCOUNT ............   26
HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION ...............   26
TRANSFERS OF ACCOUNT VALUES ...............................................   27
DOLLAR COST AVERAGING .....................................................   27
AUTOMATIC REBALANCING .....................................................   28
POLICY LOANS ..............................................................   28
PARTIAL WITHDRAWALS .......................................................   29
SURRENDER .................................................................   30
RIGHT TO EXCHANGE POLICY ..................................................   30
LAPSE .....................................................................   30
     If the Guaranteed Minimum Death Benefit Provision Is Not in Effect ...   30
     If the Guaranteed Minimum Death Benefit Provision Is in Effect .......   31
GRACE PERIOD ..............................................................   31
REINSTATEMENT .............................................................   31

CHARGES, DEDUCTIONS AND REFUNDS ...........................................   32
DEDUCTIONS FROM PREMIUMS ..................................................   32
     Tax Charges ..........................................................   32
     Sales Charge .........................................................   32
DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT ................................   32
     Mortality and Expense Risk Charge ....................................   32
MONTHLY DEDUCTIONS FROM THE ACCOUNT VALUE .................................   32
     Initial Policy Charge ................................................   33
     Monthly Administrative Charge ........................................   33
     Cost of Insurance Charges ............................................   33
     Charges for Additional Benefits ......................................   33
     Guaranteed Minimum Death Benefit Charge ..............................   33
     Changes in Monthly Charges ...........................................   33
POLICY TRANSACTION FEES ...................................................   34
     Partial Withdrawal ...................................................   34
     Transfers ............................................................   34
     Allocation Changes ...................................................   34
     Illustrations ........................................................   34
PERSISTENCY REFUND ........................................................   34
SURRENDER CHARGE ..........................................................   34
     Administrative Surrender Charge ......................................   35
     Sales Surrender Charge ...............................................   35
     Calculation of Surrender Charge ......................................   36
CHARGES FROM PORTFOLIOS ...................................................   37



--------------------------------------------------------------------------------
FirstLine                              4

     Portfolio Annual Expenses ............................................   38
GROUP OR SPONSORED ARRANGEMENTS OR CORPORATE PURCHASERS ...................   40
OTHER CHARGES .............................................................   40

TAX CONSIDERATIONS ........................................................   40
LIFE INSURANCE DEFINITION .................................................   40
DIVERSIFICATION REQUIREMENTS ..............................................   41
MODIFIED ENDOWMENT CONTRACTS ..............................................   41
TAX TREATMENT OF PREMIUMS .................................................   42
LOANS, LAPSES, SURRENDERS AND WITHDRAWALS .................................   42
     If the Policy Is Not a Modified Endowment Contract ...................   42
     If the Policy Is a Modified Endowment Contract .......................   42
ALTERNATIVE MINIMUM TAX ...................................................   43
SECTION 1035 EXCHANGES ....................................................   43
TAX-EXEMPT POLICY OWNERS ..................................................   43
CHANGES TO COMPLY WITH LAW ................................................   43
OTHER .....................................................................   43

ADDITIONAL INFORMATION ABOUT THE POLICY ...................................   44
VOTING PRIVILEGES .........................................................   44
RIGHT TO CHANGE OPERATIONS ................................................   44
REPORTS TO OWNERS .........................................................   45

OTHER GENERAL POLICY PROVISIONS ...........................................   45
FREE LOOK PERIOD ..........................................................   45
THE POLICY ................................................................   45
AGE .......................................................................   45
OWNERSHIP .................................................................   46
BENEFICIARY ...............................................................   46
COLLATERAL ASSIGNMENT .....................................................   46
INCONTESTABILITY ..........................................................   46
MISSTATEMENTS OF AGE OR SEX ...............................................   46
SUICIDE ...................................................................   46
PAYMENT ...................................................................   47
NOTIFICATION AND CLAIMS PROCEDURES ........................................   47
TELEPHONE PRIVILEGES ......................................................   47
NON-PARTICIPATING .........................................................   47
DISTRIBUTION OF THE POLICIES ..............................................   47
SETTLEMENT PROVISIONS .....................................................   48

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND
        ACCUMULATED PREMIUMS ..............................................   49

ADDITIONAL INFORMATION ....................................................   57
DIRECTORS AND OFFICERS ....................................................   57
STATE REGULATION ..........................................................   60
LEGAL MATTERS .............................................................   60
LEGAL PROCEEDINGS .........................................................   60
EXPERTS ...................................................................   60
REGISTRATION STATEMENT ....................................................   60
YEAR 2000 PREPAREDNESS ....................................................   60

FINANCIAL STATEMENTS ......................................................   61




--------------------------------------------------------------------------------
FirstLine                              5

APPENDIX A ................................................................  155

APPENDIX B ................................................................  163

APPENDIX C ................................................................  164



--------------------------------------------------------------------------------
FirstLine                              6

DEFINITION OF SPECIAL
TERMS USED IN THIS
PROSPECTUS

As used in this prospectus, the following terms have the indicated meanings. There are other capitalized terms which are explained or defined in other parts of this prospectus.

Account Value -- The total of the amounts allocated to the Divisions of the Variable Account and to the Guaranteed Interest Division, plus any amount set aside in the Loan Division to secure a Policy Loan.

Accumulation Unit -- A unit of measurement used to calculate the Account Value in each Division of the Variable Account.

Accumulation Unit Value -- The value of an Accumulation Unit of each
         Division of the Variable Account. The Accumulation Unit Value is determined as of each Valuation Date.

Adjustable Term Insurance Rider -- The Adjustable Term Insurance Rider is available to add death benefit coverage to the Policy. The Adjustable Term Insurance Rider allows the Owner to schedule the pattern of death benefits appropriate for anticipated needs. The Adjustable Term Insurance Rider is not guaranteed under the Guaranteed Minimum Death Benefit.

Age -- The Insured's Age at any time is his or her age on the birthday nearest the Policy Date plus the number of full Policy years since the Policy Date.

Base Death Benefit -- The Base Death Benefit will vary according to which death benefit option is chosen. Under Option 1, the Base Death Benefit equals the Stated Death Benefit of the Policy. Under Option 2, the Base Death Benefit equals the Stated Death Benefit of the Policy plus the Account Value. Under Option 3, which is available only on policies delivered on or before December 31, 1997, the Base Death Benefit equals the Stated Death Benefit of the Policy plus the sum of all premiums paid minus Partial Withdrawals taken under the Policy. The Base Death Benefit may be increased to maintain compliance with the Federal income tax law definition of life insurance.

Beneficiary(ies)-- The person or persons designated to receive the Death
         Proceeds upon the death of the Insured.

Cash Surrender Value -- The amount of the Account Value minus the Surrender
         Charge, if any.

Customer Service Center -- Our administrative office at P.O. Box 173888, Denver,
         CO 80217-3888.

Death Proceeds -- The amount payable upon the death of the Insured. It equals the Base Death Benefit plus any Rider benefits, if applicable, minus outstanding Policy Loans and accrued loan interest, minus any Policy charges incurred prior to the date of the Insured's death, but not yet deducted.

Delivery Period -- The period which begins on the date the Policy is issued and ends on the earlier of:


         (i) the date the Policy was delivered as long as we receive written notice signed by the Owner of the actual delivery date at our Customer Service Center before the date in (ii) or,


         (ii) the date the Policy is mailed from our Customer Service Center plus the deemed mailing time. The deemed mailing time is five days unless required otherwise by the state in which the policy is issued.

Division(s) -- The Loan Division and the Divisions of the Variable Account which invest in shares of the Portfolios and the Guaranteed Interest Division.

Free Look Period -- The period of time within which the Owner may examine the Policy and return it for a refund. This is also called the Right to Examine Policy Period.

General Account -- The account which contains all of our assets other than those held in the Variable Account or our other separate accounts.

Guarantee Period -- The period during which the Stated Death Benefit is guaranteed under the Guaranteed Minimum Death Benefit provision. The two available Guarantee Periods are (i) to the Insured's Age 65 or 10 years from the Policy Date, whichever is later, or (ii) the lifetime of the Insured. The Guarantee Period will end prior to the selected date any time the Guarantee Period Annual Premium has not been paid or on any Monthly Processing Date that the Net Account Value is not diversified according to our requirements.

Guarantee Period Annual Premium -- The premium payment level required to maintain the Guarantee Period.


--------------------------------------------------------------------------------
FirstLine                              7

Guaranteed Interest Division -- Part of our General Account to which a portion of the Account Value may be allocated and which guarantees principal and interest.

Guaranteed Minimum Death Benefit -- The optional provision in the Policy which guarantees that the Stated Death Benefit will remain in force for the Guarantee Period regardless of the amount of the Net Cash Surrender Value, provided certain conditions are met.

Initial Premium -- The premium which is required to be paid and received by our Customer Service Center for coverage to begin. Initial Premium is equal to the sum of scheduled modal premiums which fall due from the Policy effective date through the Investment Date.

Insured -- The person on whose life this Policy is issued and upon whose death the Death Proceeds are payable.

Investment Date -- The date we allocate funds to the Policy. We will allocate the Initial Net Premium to the Policy on the next Valuation Date following the date:

         (i)   we have received the Initial Premium, and,

         (ii)  we have approved the Policy for issue, and

         (iii) all issue requirements have been met and received in our Customer Service Center

Loan Division -- Part of our General Account in which funds are set aside to secure outstanding Policy Loans and accrued loan interest when due.

Maturity Date -- The date the Policy matures. This is the Policy anniversary on which the Insured's Age is 100.

Minimum Annual Premium -- This premium must be paid during the first three policy years to meet the requirements of the Special Continuation Period.

Monthly Processing Date -- The date each month on which deductions from the Account Value are due. The first Monthly Processing Date will be the later of the Policy Date or the Investment Date. Subsequent Monthly Processing Dates will be the same date as the Policy Date unless this is not a Valuation Date, in which case the Monthly Processing Date is the next Valuation Date.

NASD --  The National Association of Securities Dealers, Inc.

Net Account Value -- The Account Value minus Policy Loans and accrued loan interest.

Net Amount at Risk -- (For Base Death Benefit) The difference between the current Base Death Benefit and the amount of the Account Value.

Net Cash Surrender Value -- The amount available if the Policy is surrendered.
         It is equal to the Cash Surrender Value minus Policy Loans and accrued loan interest.

Net Premium -- Premium amounts paid minus the sales and tax charges. These charges are deducted from the premiums before the premium is applied to the Account Value.

Owner -- The individual, entity, partnership, representative or party who can exercise all rights over and receive the benefits of the Policy during the Insured's lifetime.

Partial Withdrawal -- The withdrawal of part of the Net Cash Surrender
         Value from the Policy. A Partial Withdrawal may cause a Surrender Charge to be incurred, and it may reduce the amount of Base Death Benefit and Target Death Benefit in force.

Policy -- The basic Policy, applications, and any Riders or endorsements.

Policy Loan -- The total amount borrowed from the Policy, plus any Policy Loan interest capitalized when due, less any Policy Loan repayments.

Policy Date -- The date upon which the Policy becomes effective. The
         Policy Date is used to determine the Monthly Processing Date, Policy months, Policy years, and Policy monthly, quarterly, semi-annual and annual anniversaries. Unless otherwise indicated, the term Policy anniversary refers to the annual anniversary of the Policy.

Portfolios -- The investment options available to the Divisions of the Variable
         Account. Each Portfolio has a defined investment objective.

Premium Class -- The underwriting class into which the Insured is categorized.
         This includes smoking status of the Insured as well as any substandard ratings which may apply. The Premium Class for the Policy is listed in the Schedule.

Rider -- A Rider adds benefits to the Policy.

Schedule -- The pages contained in the Policy which include the information specific to the Policy, such as the Insured's Age, the Policy Date, etc.

Scheduled Premium -- The premium amount specified by the


--------------------------------------------------------------------------------
FirstLine                              8

         Owner on the application as the amount intended to be paid at fixed intervals over a specified period of time. Premiums may be paid on a monthly, quarterly, semiannual, or annual basis. The Scheduled Premium need not be paid, and may be changed at any time. Also, within limits, the Owner may pay more or less than the Scheduled Premium.

SEC -- The United States Securities and Exchange Commission.

Segment -- The Stated Death Benefit on the Policy Date is the initial Segment, or Segment 1. Each increase in the Stated Death Benefit (other than an option change) is a new Segment. The first year for a Segment begins on the effective date of the Segment and ends one year later. Each subsequent year begins at the end of the prior Segment year. Each new Segment may be subject to a new Minimum Annual Premium, new sales charge, new surrender charges, new cost of insurance charges, and new incontestability and suicide exclusion periods.

Special Continuation Period -- A three-year period, beginning with the Policy Date, during which payment of the Minimum Annual Premium will guarantee the Policy against lapse.

Stated Death Benefit -- The sum of the Segments under the Policy. The Stated
         Death Benefit changes when there is an increase, a decrease, or when a transaction on the Policy causes it to change.

Surrender Charge -- The charge made against the Account Value upon surrender, Policy lapse, a requested Stated Death Benefit reduction, or certain Partial Withdrawals. The Surrender Charge consists of the administrative Surrender Charge and the sales Surrender Charge.

Target Death Benefit -- When an Adjustable Term Insurance Rider is added to the Policy, the Target Death Benefit and Stated Death Benefit are specified in the Policy application; the Adjustable Term Insurance Rider Death Benefit is the difference between the Target Death Benefit and the Base Death Benefit. In no event will the Adjustable Term Insurance Rider Death Benefit be less than zero. The Adjustable Term Insurance Rider automatically adjusts over time for changes in the Base Death Benefit to comply with the Federal income tax law definition of life insurance and to keep the Target Death Benefit at the desired amount. The Target Death Benefit for each year is shown in the Schedule when an Adjustable Term Insurance Rider exists on the Policy.

Target Premium -- The premium on which the maximum Sales Surrender Charge is calculated.

Transaction Date -- The date we receive a premium or an acceptable written or telephone request at our Customer Service Center. If the premium or request reaches our Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date, the Transaction Date will be the next succeeding Valuation Date.

Valuation Date -- Each date as of which the net asset value of the shares of the Portfolios and the unit values of the Divisions are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange and Security Life's Customer Service Center are open for business or as may be required by law, except for days that a Division's corresponding Portfolio does not value its shares.

Valuation Period -- The period which begins at 4:00 p.m. Eastern Time on a Valuation Date and ends at 4:00 p.m. Eastern Time on the next Valuation Date.

Variable Account -- Security Life Separate Account L1 segregates the assets funding the Policy from the assets in our General Account. The Variable Account is divided into Divisions, each of which invests in shares of one of the Portfolios.


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POLICY SUMMARY

This Policy summary provides a brief overview of the Policy. Further detail is provided in the Policy and in the detailed information appearing elsewhere in this prospectus. The discussion in this prospectus assumes that any state variation will be covered in a special prospectus supplement or in the form of policy approved in that state, as appropriate. The terms under which the policies are issued may vary from those described in this prospectus based on particular circumstances. The description of the Policy in this prospectus is subject to the terms of the Policy purchased by an owner or any rider to it. An applicant may review a copy of the Policy and any rider on request.

General Information

The Policy provides life insurance protection on the life of the Insured. As long as the Policy remains in force, we will pay a death benefit when the Insured dies. When the Policy reaches the Maturity Date during the lifetime of the Insured, we will pay a maturity benefit in lieu of a death benefit.

Death Benefits

We will pay the Death Proceeds to the Beneficiary upon the death of the Insured while the Policy remains in force. The Death Proceeds will be equal to the Base Death Benefit plus any amounts payable by Rider, reduced by the amount of any outstanding Policy Loan and any accrued loan interest. See Death Benefits, page 21.

When we issue the Policy, the death benefit generally is equal to the Stated Death Benefit plus any amount added by Adjustable Term Insurance Rider. The minimum Stated Death Benefit for which we will issue a Policy is $50,000; however, we may lower the minimum Stated Death Benefit for group or sponsored arrangements or corporate purchasers.

Generally, the Policy will remain in force only as long as the Net Cash Surrender Value is sufficient to pay all the monthly deductions. However if the Special Continuation Period is in effect (during the first three policy years) and minimum premiums have been paid as specified in the section on Lapse (see Lapse, page 30 ) then the Policy and its Riders are guaranteed not to lapse, regardless of the Net Cash Surrender Value.

The Stated Death Benefit of the Policy may also remain in force after the Special Continuation Period even if the Net Cash Surrender Value is insufficient to pay all the monthly deductions if the Guaranteed Minimum Death Benefit provision is in effect and the requirements have been met. See Choice of Guaranteed Minimum Death Benefit Provisions, page 20.

Benefits at Maturity

If the Insured is still living on the Maturity Date, we will pay the Net Account Value. The Policy will then end. See Benefits at Maturity, page 25.

Additional Benefits

A variety of additional benefits may be attached to the Policy by Rider. The charge for these benefits is deducted monthly from the Account Value. See Additional Benefits, page 24.

Premiums

The Policy is a flexible premium Policy, so the amount and frequency of the premiums may vary, within limits. There are no required premium payments other than those required to keep the Policy in force or payments required to maintain certain benefits as described below.

The Initial Premium must be paid for us to issue the Policy. The Minimum Annual Premium must be paid to meet the requirements for the three-year Special Continuation Period. If the Owner purchases one of two Guaranteed Minimum Death Benefit provisions, the Guarantee Period Annual Premium must be paid to maintain the Guaranteed Minimum Death Benefit.

The Scheduled Premium is specified by the Owner at application. The Scheduled Premium may not be sufficient to maintain the Guarantee Period for one of the Guaranteed Minimum Death Benefit provisions or to keep the Policy in force.

Since this is a flexible premium life insurance Policy, the amount of premiums paid will affect the length of time the Policy will stay in force. See Premium Payments Affect the Coverage, page 20.

Allocation of Net Premiums

After certain premium-based charges are deducted from the premiums, the balance (Net Premium) is added to the Account Value based on the premium allocation instructions. Net Premiums may be allocated to one or more Divisions of the Variable Account, or to the Guaranteed Interest Division, or both. However, amounts can be allocated to no more than 18 Divisions over the life of the Policy.

No allocations will be made prior to the Investment Date. After the Investment Date, amounts allocated to the Guaranteed Interest Division will be held in that Division. Amounts allocated to the Divisions of the Variable Account will be held in the Division investing in the Fidelity VIP Money Market Portfolio. At the end of the Delivery and Free Look Periods, the


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

amounts held in the Guaranteed Interest Division will remain in that Division; and the funds held in the Fidelity VIP Money Market Division will be reallocated to other Divisions of the Variable Account according to the most recent premium allocation instructions. Thereafter, Net Premiums will be allocated upon receipt according to the most recent premium allocation instructions. Allocation percentages must be in whole numbers. The sum must equal 100%. See Allocation of Net Premiums, page 20.

Maximum Number of Investment Divisions

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. See Maximum Number of Investment Divisions, page 15.

Policy Values

The Policy Account Value is equal to the sum of the amounts in the Guaranteed Interest Division and in the Divisions of the Variable Account. It also includes any amount we set aside in the Loan Division as collateral for any outstanding Policy Loan. The Account Value reflects Net Premiums paid, as well as deductions for charges. It also will reflect the investment experience of amounts allocated to the Divisions of the Variable Account, and interest earned on amounts allocated to the Guaranteed Interest Division and the Loan Division. Any Partial Withdrawals and service fees will be deducted from the Account Value.

The Cash Surrender Value of the Policy is equal to the Account Value less any Surrender Charge.

The Net Cash Surrender Value of the Policy is equal to the Cash Surrender Value less the amount of outstanding Policy Loans and accrued loan interest.

The Net Account Value of the Policy is equal to the Account Value less the amount of outstanding Policy Loans and accrued loan interest.

Determining the Value in the Divisions of the Variable Account

The amounts in the Divisions of the Variable Account are measured in terms of Accumulation Units and Accumulation Unit Values. On any given day, the value of the amount in a Division of the Variable Account is equal to the Accumulation Unit Value times the number of Accumulation Units credited to that Division. Each Division of the Variable Account will have different Accumulation Unit Values. See Determining the Value in the Divisions of the Variable Account, page 26.

How We Calculate Accumulation Unit Values For Each Division

We determine Accumulation Unit Values for each Division of the Variable Account as of each Valuation Date. All Policy transactions are effective as of a Valuation Date. Each Accumulation Unit Value reflects the Division's investment experience of the underlying Portfolio for the Valuation Period as well as asset-based charges deducted in connection with the Policy and the expenses of the Portfolio. See How We Calculate Accumulation Unit Values for Each Division, page 26.

Transfers of Account Values

After the Delivery and Free Look Periods, the Owner may make up to 12 transfers among Divisions of the Variable Account or to the Guaranteed Interest Division in each Policy year without charge. There will be a $25 charge for each transfer over 12 in a Policy year. Transfers resulting from Automatic Rebalancing or Dollar Cost Averaging are not included in the 12 transfers without a charge. The minimum amount we will transfer is $100 or the balance in the division, if less than $100.

Once during the first 30 days of each Policy year, amounts from the Guaranteed Interest Division may be transferred. Transfer amounts from the Guaranteed Interest Division to the Divisions of the Variable Account are limited. Transfers of the Account Value to the Guaranteed Interest Division are not limited to this 30-day period. See Transfers of Account Values, page 27.

Dollar Cost Averaging

Dollar Cost Averaging is available by electing this feature at application or at any other time, by completing the appropriate form or by telephoning us, if the proper telephone authorization is on file with us. We offer Dollar Cost Averaging to Owners who have at least $10,000 in the Divisions investing in either the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio. There is no charge for this feature. See Dollar Cost Averaging, page 27.

Automatic Rebalancing

Automatic Rebalancing is available by electing this feature at application or by completing the appropriate form. Automatic Rebalancing allows the Owner to match the Account Value allocations over time to the specified allocation percentages. We will charge a fee of $25 each time the automatic rebalancing allocation is changed in excess of five times per policy year; otherwise, there is no charge for this feature. See Automatic Rebalancing, page 28.

Loans


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

Loans may be taken against the Policy's Cash Surrender Value. Unless otherwise required by state law, the loan must be at least $100. Loan interest accrues at an annual rate of 3.75%. The Loan Division earns a guaranteed rate of interest equal to 3% on an annual basis. See Policy Loans, page 28.

Partial Withdrawals

A partial withdrawal of part of the Net Cash Surrender Value may be requested any time after the first Policy year, within limits. One Partial Withdrawal is allowed each Policy year. See Partial Withdrawals, page 29.

Surrender

The Owner may surrender the Policy for its Net Cash Surrender Value at any time while the Insured is living. We will compute the Net Cash Surrender Value as of the date we receive the request and the Policy at our Customer Service Center. All insurance coverage will end on that date. See Surrender, page 30.

Right to Exchange Policy

At any time during the first 24 months following the Policy Date, the Owner may exercise the right to exchange the Policy from one in which the Account Value is not guaranteed into a guaranteed Policy, unless required differently by state law. See Right to Exchange Policy, page 30.

Lapse

Insurance coverage will continue as long as the Net Cash Surrender Value of the Policy is sufficient to pay all deductions that are taken out of the Account Value each month. In addition, during the first three Policy years if the conditions of the Special Continuation Period have been met, the Policy and all attached Riders are guaranteed not to lapse, regardless of the Net Cash Surrender Value.

Also, if a Guaranteed Minimum Death Benefit provision has been elected and the requirements to maintain the Guarantee Period have been met, the Stated Death Benefit portion of the Policy will remain in effect after the three-year Special Continuation Period regardless of the amount of the Net cash surrender value. However, if the requirements to maintain the Guarantee Period have not been met, the Guaranteed Minimum Death Benefit provision will lapse. See Lapse, page 30.

Reinstatement

A lapsed Policy and its Riders may be reinstated within five years of its lapse if it has not been surrendered and the Insured is still living. New evidence of insurability and payment of certain reinstatement premiums will be required. We also will reinstate any Policy Loan which existed when coverage ended, with accrued loan interest to the date of lapse. See Reinstatement, page 31.

Charges and Deductions

Deductions From Premiums: The following charges are deducted from each premium before it is applied to the Account Value:

      (i) Tax Charges -- A charge currently equal to 2.5% of premiums is deducted for state and local premium taxes. A charge currently equal to 1.5% of each premium is deducted to cover our estimated cost of the Federal income tax treatment of deferred acquisition costs. We reserve the right to increase or decrease the premium expense charges for taxes due to any change in tax law. We further reserve the right to increase or decrease the premium expense charge for the Federal deferred acquisition cost due to any change in the cost to us.

      (ii) Sales Charge -- A charge equal to a percentage of each premium is deducted to cover a portion of our expenses in issuing this Policy. The charge is based on the Insured's Age on the Policy Date or the date of an increase in coverage.

     Age of Insured                 Sales Charge Percentage
     --------------                 -----------------------
         0-49                                2.25%
        50-59                                3.25%
        60-85                                4.25%

            This deduction is only a portion of the total sales charge that will be assessed against the Account Value if the Policy is surrendered during the 14 Policy years following the Policy Date or the addition of a new Segment. See Sales Surrender Charge, page 35.

See Deductions from Premiums, page 32.

Deductions From The Variable Account: A mortality and expense risk charge is assessed against the Divisions of the Variable Account in the amount of 0.75% per annum (0.002055% per day). We assess this charge to compensate us for mortality and expense risks under the Policies. See Daily Deductions from the Variable Account, page 32.

Monthly Deductions From The Account Value: The following charges are deducted from the Account Value at the beginning


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

of each Policy month:

      (i) Initial Policy Charge -- $10 per month for the first three Policy years.

      (ii) Monthly Administrative Charge -- $3 per month plus $0.0125 per thousand of Stated Death Benefit (or Target Death Benefit if greater). The per thousand charge is limited to $15 per month.

      (iii) Cost of Insurance Charge -- A monthly charge based on the Net Amount at Risk on the life of the Insured. The amount of this charge differs for Base Death Benefit, any Adjustable Term Insurance Rider, and multiple Segments.

      (iv) Charges for Additional Benefits -- The cost of any additional benefits added by Rider, other than the Adjustable Term Insurance Rider.

      (v) Guaranteed Minimum Death Benefit Charge -- currently $0.005 per thousand of the Stated Death Benefit during the Guarantee Period. This charge is guaranteed to never be greater than $.01 per thousand of the Stated Death Benefit.

See Monthly Deductions from the Account Value, page 32.

Policy Transaction Fees: Policy Transaction Fees are deducted from the Divisions of the Variable Account and Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the total Net Account Value immediately following the transaction. See Policy Transaction Fees, page 34.

      (i) Partial Withdrawal fee -- the lesser of $25 or 2% of the amount requested.

      (ii) Transfer fee -- twelve transfers per Policy year are permitted without fees; for each transfer thereafter, a $25 fee is charged.

      (iii) Allocation Changes -- five premium allocation or automatic rebalancing changes are permitted each Policy year without fees; for each change thereafter, a $25 fee is charged.

      (iv) Illustrations -- one illustration per Policy year is available with a fee; for each illustration thereafter, a $25 fee may be charged.

Surrender Charges: During the first 14 Policy years, or during the first 14 Policy years of each additional Segment, we assess a Surrender Charge if the Owner surrenders the Policy, reduces the Stated Death Benefit (other than by changing death benefit option), or lets the Policy lapse. A Surrender Charge also may be assessed if a Partial Withdrawal is taken. The charge consists of an administrative Surrender Charge plus a sales Surrender Charge.

The administrative Surrender Charge is a fixed dollar amount per thousand dollars of Stated Death Benefit and depends upon the Insured's Age at the Policy Date or the effective date of each Segment. The Sales Surrender Charge will never be more than 50% of one Base Standard Target Premium. See Surrender Charge, page 34.

Charges from Portfolios: Shares of the Portfolios are purchased at net asset value, which reflects investment management and other direct expenses that have already been deducted from the assets of the Portfolio. See Charges from Portfolios, page 37.

Persistency Refund

The Account Value will be credited with a Persistency Refund each Monthly Processing Date after the tenth Policy anniversary. See Persistency Refund, page 34.

Tax Considerations

Under current Federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the Policy must qualify as a life insurance contract. The tax code provides for two tests to qualify a contract as a life insurance policy. The Owner irrevocably selects which of these tests will apply to the Policy in the application. After the Policy Date, the Policy will reflect the test which was chosen. See Life Insurance Definition, page 40.

Generally, under current Federal income tax law, Account Value earnings are not subject to income tax as long as they remain within the Policy. Loans, Partial Withdrawals, surrender, lapse, or an exchange of Insured may result in recognition of ordinary income for tax purposes and may result in penalties if the Policy is considered a Modified Endowment Contract as explained in Modified Endowment Contracts, page 41.

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT OPTIONS AND THE GUARANTEED INTEREST DIVISION


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

Security Life of Denver Insurance Company


Security Life of Denver Insurance Company ("Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. As of the end of 1997, Security Life and its consolidated subsidiaries had over $120.2 billion of life insurance in force. Our total assets exceeded $8.5 billion and our shareholder's equity exceeded $870 million, on a generally accepted accounting principles basis as of December 31, 1997. We offer a complete line of life insurance and retirement products, including annuities, individual and group life and pension products, and market life reinsurance.


Security Life actively manages its General Account investment portfolio to meet long-term and short-term contractual obligations. The General Account portfolio invests primarily in investment-grade bonds and low-risk loans.


Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"), one of the world's three largest diversified financial services organizations. ING is headquartered in Amsterdam, Netherlands, and has consolidated assets exceeding $307.6 billion on a Dutch (modified U.S.) generally accepted accounting principles basis as of December 31, 1997.


The principal underwriter and distributor for the Policies is ING America Equities, Inc. ("ING America Equities"), a wholly owned subsidiary of Security Life. ING America Equities is registered as a broker-dealer with the SEC and is a member of the NASD. The current address for ING America Equities is 1290 Broadway, Denver, Colorado 80203-5699.

Security Life Separate Account L1

Security Life Separate Account L1 (the "Variable Account"), was established on November 3, 1993, under the Insurance Law of the State of Colorado. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. Such registration does not involve any supervision by the SEC of the management of the Variable Account or Security Life.

The Variable Account is a separate investment account of Security Life used to support our variable life insurance policies and for other purposes as permitted by applicable laws and regulations. The assets of the Variable Account are kept separate from our General Account and any other separate accounts we may have. We may offer other variable life insurance contracts that will invest in the Variable Account which are not discussed in this prospectus. The Variable Account may also invest in other securities which are not available to the Policy described in this prospectus.

We own all the assets in the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses in our other investment accounts. In accordance with and under the provisions of Section 10-3-501(2) of the Colorado Revised Statutes, that portion of the assets of the Variable Account which is equal to the reserves and other Policy liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business we conduct. This means that in the event Security Life were ever to become insolvent, the assets of the Variable Account are to be used first to pay Variable Account policy claims. Only if assets remain in the Variable Account after those claims have been satisfied can those assets be used to pay other Policy Owners and creditors of Security Life.

The Variable Account may be subject to liabilities arising from Divisions of the Variable Account whose assets are attributable to other variable life policies offered by the Variable Account. If the assets exceed the required reserves and other Policy liabilities, we may transfer the excess to our General Account. If the assets in the Variable Account are insufficient to satisfy Variable Account Policy Owner claims, Section 10-3-541 provides that under certain circumstances the amount of those claims which are not satisfied are to be treated as Policy Owner claims against the general account assets of the insurance company.

The Variable Account has several Divisions, each of which invests in shares of a corresponding Portfolio of a mutual fund. Therefore, the investment experience of a Policy depends on the experience of the Portfolios designated. These Portfolios are available only to serve as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of Security Life as well as other life insurance companies and may be available to certain pension accounts. They are not available directly to individual investors.

Each of the Portfolios is a separate series of an open-end management investment company which receives investment advice from a registered investment adviser not otherwise affiliated with Security Life. The Neuberger & Berman Advisers Management Trust has organized its Portfolio to a master feeder structure. See the prospectus for the Neuberger & Berman Advisers Management Trust for more details.

The Portfolios as well as their investment policies are described below. Shares of these Portfolios are sold to separate accounts of insurance companies, which may or may not be affiliated with Security Life or each other, a practice known as "shared funding." They may also sell shares to separate accounts to serve as the underlying investment for both variable annuity and


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

variable life insurance contracts , known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Policies in which Account Values are allocated to the Variable Account and of Owners of Policies in which account values are allocated to one or more other separate accounts investing in any one of the Portfolios.

Shares of these Portfolios may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code that include cash or deferred arrangements under Section 401(k) of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and such retirement plans or participants in such retirement plans. In the event of a material conflict, Security Life will consider what action may be appropriate, including removing the Portfolio from the Variable Account. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Portfolio's prospectus.

Maximum Number of Investment Divisions

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. For example, if the Owner has allocated or transferred funds to 17 Divisions of the Variable Account and to the Guaranteed Interest Division (or to 18 Divisions of the Variable Account), those will be the only Divisions to which the Owner can subsequently allocate or transfer funds. Therefore, Owners may prefer to utilize fewer Divisions in the early years of the Policy so as to leave open the option to invest in other Divisions in the future. An Owner who has used 18 Variable Divisions will no longer have the Guaranteed Interest Division available for future use.


Investment Objectives of the Portfolios

Each Portfolio has a different investment objective that it tries to achieve by following its investment strategy. The objectives and policies of each Portfolio will affect its return and its risks. A summary of the investment objectives is contained in the description of each Portfolio below. More detailed information may be found in the current prospectus for each Portfolio which must accompany this prospectus and should be read in conjunction with it.

Neuberger & Berman Advisers Management Trust

The Neuberger & Berman Advisers Management Trust (the "Trust") is a registered, open-end management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated May 23, 1994. The Trust is comprised of separate Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust ("Managers Trust"), a diversified, open-end management investment company organized as of May 24, 1994 as a New York common law trust. This master feeder structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Neuberger & Berman Management Incorporated acts as investment manager to Managers Trust and Neuberger & Berman, L.L.C. as sub-adviser.


Limited Maturity Bond Portfolio -- seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return. The Limited Maturity Bond Portfolio pursues its investment objectives by investing in a diversified portfolio of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations and others. The Limited Maturity Bond Portfolio may invest up to 10% of its net assets, measured at the time of investment, in fixed income securities rated below investment grade or in comparable unrated securities. The Limited Maturity Bond Portfolio's dollar weighted average portfolio duration may range up to four years although the series may invest in securities of any duration.



Growth Portfolio -- seeks capital appreciation without regard to income and invests in small-, medium-, and large-, capitalization securities believed to have maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies. The portfolio is managed using a growth-oriented investment approach. A growth-oriented approach seeks stocks of companies that are projected to grow at above-average rates.


Partners Portfolio -- seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price to earnings ratio, consistent cash flow, and the company's track record through all points of the market cycle. Up to 15% of the series' net assets, measured at the time of investment, may be invested in corporate debt securities rated below investment grade or comparable unrated securities.

The Alger American Fund

The Alger American Fund is a registered investment company organized on April 6, 1988, as a multi-series Massachusetts


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business trust. The Fund's investment manager is Fred Alger Management, Inc., which has been in the business of providing investment advisory services since 1964.


Alger American Small Capitalization Portfolio -- seeks to obtain long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range was $20 million to $2.97 billion.



Alger American MidCap Growth Portfolio -- seeks long term capital appreciation.
     Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1997, the range of market capitalization of these companies was $213 million to $13.737 billion.


Alger American Growth Portfolio -- seeks to obtain long term capital appreciation. The Portfolio will invest its assets primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Except during temporary defensive periods, the Portfolio will invest at least 65% of its total assets in the securities of companies that, at the time of purchase of the securities, have a total market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio -- seeks long term capital appreciation. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements. It may enter into futures contracts on securities indexes as well as purchase and sell call and put options on these futures. The Portfolio may borrow money for the purchase of additional securities, but only from banks. It may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. Except during temporary defensive periods, the Portfolio will invest 85% of its net assets in equity securities of companies of any size.

Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund
II

Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II are open-end, diversified, management investment companies organized as Massachusetts business trusts on November 13, 1981, and March 21, 1988, respectively. The funds are managed by Fidelity Management & Research Company ("FMR") which handles the Funds' business affairs, with the exception of the VIP II Index 500 Portfolio which is sub-advised by Bankers Trust Company. FMR is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.

VIP Growth Portfolio -- seeks capital appreciation by investing in common stocks, although the Portfolio is not limited to any one type of security.

VIP Overseas Portfolio -- seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP Money Market Portfolio -- seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers.


VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds, and short-term money market instruments.


VIP II Index 500 Portfolio -- seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low. The Portfolio is designed as a long term investment option.

INVESCO Variable Investment Funds, Inc.


INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of the ten diversified investment Portfolios, five of which are described below. INVESCO Funds Group, Inc., the



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Funds' investment adviser, is primarily responsible for providing the Portfolios with investment management and various administrative services and supervising the Fund's daily business affairs. INVESCO Distributors, Inc. ("IDI"), provides distribution services for the INVESCO Variable Investment Funds, Inc. INVESCO Capital Management, Inc. serves as sub-adviser to the Total Return Portfolio.


INVESCO VIF Total Return Portfolio -- seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

INVESCO VIF Industrial Income Portfolio -- seeks the best possible current income, while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.


INVESCO VIF High Yield Portfolio -- seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective. This Portfolio may not be appropriate for all Owners due to the higher risk of lower-rated bonds commonly known as "junk bonds." See the prospectus for the INVESCO VIF High Yield Portfolio for more information concerning these risks.


INVESCO VIF Utilities Portfolio -- seeks capital appreciation and income through investments primarily in equity securities of companies principally engaged in the public utilities business.


INVESCO VIF Small Company Growth Fund -- seeks long-term capital growth by investing in equity securities of companies with market capitalization of $1 billion or less at the time of purchase ("small-cap companies"). The balance of the Fund's assets may be invested in the equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short term investments.


Van Eck Worldwide Insurance Trust

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Van Eck Associates Corporation serves as investment adviser and manager to the Worldwide Hard Assets Fund, Worldwide Real Estate Fund, Worldwide Emerging Markets Fund, and Worldwide Bond Fund.

Van Eck Worldwide Hard Assets Fund -- seeks long term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

Van Eck Worldwide Real Estate Fund -- seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

Van Eck Worldwide Bond Fund -- seeks high total return through a flexible policy of investing globally, primarily in debt securities.


Van Eck Worldwide Emerging Markets Fund -- seeks long term capital appreciation by investing primarily in equity securities in emerging markets around the world.


AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a registered, open-end, series, management investment company. AIM Advisors, Inc., ("AIM") manages each Fund's assets pursuant to a master investment advisory agreement dated February 28, 1997. AIM was organized in 1976 and is a wholly-owned subsidiary of AIM Management Group, Inc., an indirect subsidiary of AMVESCAP PLC, (formerly INVESCO PLC).

AIM VI Capital Appreciation Portfolio -- seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings.

AIM VI Government Securities Portfolio -- seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by


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         the U.S. Government.

The Guaranteed Interest Division

All or a portion of the Net Premiums and transfers of the Net Account Value may be made to the Guaranteed Interest Division. The Guaranteed Interest Division is part of our General Account and pays interest at a declared rate. The General Account supports our non-variable insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, the General Account, the Guaranteed Interest Division and any interests therein are not generally subject to regulation under these Acts. As a result, the staff of the SEC has not reviewed the disclosures included in this prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain provisions of the Federal securities law relating to the accuracy and completeness of statements made in this prospectus. For more details regarding the General Account, see the Policy.

The amount in the Guaranteed Interest Division at any time is the sum of all Net Premiums allocated to that Division, all transfers to the Guaranteed Interest Division and earned interest. This amount is reduced by amounts transferred out of or withdrawn from the Guaranteed Interest Division and deductions from the Account Value allocated to the Guaranteed Interest Division.

Amounts may be accumulated in the Guaranteed Interest Division by (i) allocating Net Premiums, (ii) transferring amounts from the Divisions of the Variable Account, (iii) earning interest on amounts in the Guaranteed Interest Division, and (iv) repaying a Policy Loan to release amounts from the Loan Division.

>From time to time, we declare the interest rate that will apply to amounts in the Guaranteed Interest Division. These interest rates will never be less than the minimum guaranteed interest rate of 3% and will be in effect for at least 12 months. Interest is credited daily at an effective annual rate that equals the declared rate. The interest is credited as of each Valuation Date on the amount in the Guaranteed Interest Division. This interest will be paid regardless of the actual investment experience of the General Account; we bear the full amount of the investment risk for the amount allocated to the Guaranteed Interest Division.

DETAILED INFORMATION ABOUT THE FIRSTLINE VARIABLE UNIVERSAL LIFE POLICY

This prospectus describes our standard FirstLine Variable Universal Life Policy. There may be differences in the Policy because of the requirements of the state where the Policy is issued. Any such differences will be defined in the Policy.

The illustrations beginning on page 51 are intended to provide an idea of how the key financial elements of FirstLine work. The illustrations show Premiums, Account Values, Cash Surrender Values and Death Benefits.

Applying for a Policy

A FirstLine Policy may be purchased by submitting an application to us. On the Policy Date, the Insured must be no older than Age 85. Before issuing a Policy or applying Net Premium to the Variable Account or the Guaranteed Interest Division, we require satisfactory evidence of insurability. This evidence may include a medical examination, completion of all underwriting requirements, and satisfaction of issue requirements.

The Investment Date is the date we allocate funds to the Policy. We will allocate the Initial Net Premium to the Policy on the next Valuation Date following the date: (i) we receive the Initial Premium and, (ii) approve the Policy for issue and (iii) all issue requirements have been met and received in our Customer Service Center.

The Policy is generally available with a minimum Stated Death Benefit of $50,000; however, we may reduce this amount for group or sponsored arrangements or corporate purchasers. The maximum Stated Death Benefit will be limited by our underwriting and reinsurance procedures in effect at the time of application.

The Policy Date is the date upon which the Policy is effective. The Policy Date is used to determine Policy years and Policy months regardless of when the Policy is delivered. In the case of certain payroll deduction plans or other automatic investment plans, the Policy Date may be different from the date the first premium payment is received. If the Policy Date is prior to the Investment Date, we will charge monthly deductions from the Policy Date.

Temporary Insurance

If a premium payment in an amount not less than the Scheduled Premium is received with the application and there has been no material misrepresentation in the application, temporary


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insurance equal to the applied-for face amount up to a maximum amount as described in the binding limited life insurance coverage form, will be in force so long as the Insured meets all other requirements described in the binding limited life insurance coverage form. Coverage will begin when the binding limited life insurance coverage form has been completed and signed, a premium has been accepted by us, and Part I of the application has been completed. Binding limited life insurance coverage will end on the earliest of the date:
(i) premiums are returned; (ii) five days after notice of termination is mailed to the Owner's address on the application; (iii) coverage starts under the Policy resulting from the application; (iv) a policy resulting from the application is refused by us; or (v) 90 days after the date the binding limited life insurance coverage form is signed.


In no event will a death benefit be provided under the temporary insurance agreement if there was a material misrepresentation in the answers in the binding limited life insurance coverage form or in the application, a proposed Insured dies by suicide or intentional self-inflicted injury, or the premium check is not honored.

Premiums

The Owner may choose the amount and frequency of premium payments, within the limits described below.

Scheduled Premiums

Even though the premiums are flexible, the Schedule pages of the Policy will show a "Scheduled" Premium. The Owner may select the Scheduled Premium within our limits when applying for the Policy. The Scheduled Premium is the amount chosen to pay over a specified period of time and may not be sufficient to keep the Policy in force. The Owner may receive premium reminder notices for the Scheduled Premium on a quarterly, semiannual, or annual basis.

Other than the first one, required premiums may be paid by having us withdraw them via Electronic Funds Transfer each month. The financial institution making the Electronic Funds Transfer may impose a charge for this service.

The Owner is not required to pay the Scheduled Premium, and it can be changed at any time subject to the minimum and maximum limits we set. If one of the Guaranteed Minimum Death Benefit provisions has been chosen, the Scheduled Premium should not be less than the amount required to maintain the Guarantee Period.

Unscheduled Premium Payments

Generally, unscheduled premium payments may be made at any time. We reserve the right to limit the amount of unscheduled premiums if the payment would result in an increase in the amount of the Base Death Benefit required by the Federal income tax law definition of life insurance, or to require suitable evidence of the insurability of the Insured at the time of the unscheduled premium payment. Evidence of insurability may also be required if the net amount at risk is increased as a result of an unscheduled premium payment. We will return premium payments which exceed the "seven-pay" limit for the Policy if we determine the payment would cause the Policy to immediately become a Modified Endowment Contract. After the Owner has signed a form acknowledging that the Owner understands the Policy will be a Modified Endowment Contract, we will accept the excess premium payments. See Modified Endowment Contracts, page 41 and Changes to Comply with Law, page 43.

If a Policy Loan is outstanding, any payment which is not a Scheduled Premium payment received before the Maturity Date is considered a loan repayment, unless indicated otherwise. Applicable tax and sales charges which are deducted from any premium payment are not deducted from a loan repayment.

Minimum Annual Premium

The Minimum Annual Premium must be paid during the first three policy years to meet the requirements for the three-year Special Continuation Period. We determine the applicable Minimum Annual Premium based on the Age, sex and Premium Class of the Insured, the Stated Death Benefit of the Policy and any additional benefits selected. We may reduce the Minimum Annual Premium for group or sponsored arrangements or corporate purchasers. The Minimum Annual Premium for the Policy is shown in the Schedule pages of the Policy.

Special Continuation Period

The Policy is guaranteed not to lapse, regardless of its Net Cash Surrender Value if, on each Monthly Processing Date during the first three Policy years, all premiums paid, less the sum of Partial Withdrawals and Policy Loans taken, including accrued loan interest, is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy month, starting with the first Policy month through and including, the Policy month which begins on the current Monthly Processing Date. The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium. See Lapse, page 30.

If during the first three Policy years, any charges are not deducted so as to keep the Policy from lapsing under the Special Continuation Period, these charges are not permanently waived. At the end of the Special Continuation Period, the aggregate amount of the charges previously not deducted will be due and will be deducted at the beginning of Policy year four.


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

Premium Payments Affect the Coverage

If premium payments are discontinued either temporarily or permanently, the Policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly deductions from the Account Value for the benefits selected. At that time the Policy will lapse. See Lapse, page . If the Minimum Annual Premium requirements are satisfied, the Policy is guaranteed not to lapse during the first three Policy years, regardless of the Policy's Net Cash Surrender Value. See Special Continuation Period, page 19. If one of the Guaranteed Minimum Death Benefit provisions is elected, the Stated Death Benefit portion of the Policy will remain in effect until the end of the Guarantee Period as long as the conditions of the guarantee are met. See Guaranteed Minimum Death Benefit Provision, page 23.

Choice of Definitional Tests

When applying for the Policy, the Owner will irrevocably choose which of the two tests for compliance with the Federal income tax law definition of life insurance will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. See Life Insurance Definition, page 40. If the Guideline Premium/Cash Value Corridor Test is chosen, the allowable premium payments relative to the Policy death benefit will be limited.

Choice of Guaranteed Minimum Death Benefit Provisions

The Owner will have the opportunity to choose from one of two Guaranteed Minimum Death Benefit provisions, which may extend the period that the Stated Death Benefit of the Policy will remain in effect if the Divisions of the Variable Account suffer adverse investment experience. These provisions require premium payment levels, the Guarantee Period Annual Premium, which are higher than the Minimum Annual Premium and will incur an extra charge from the Account Value each month during the Guarantee Period. In addition, the Owner must diversify the Net Account Value according to our requirements. See Guaranteed Minimum Death Benefit Provision, page 23.

The Guarantee Period Annual Premium depends on which of the two Guarantee Periods is chosen, as well as the Stated Death Benefit of the Policy, the Insured's Age, sex, and Premium Class, the death benefit option chosen, and Rider coverage. For Policies with no other Rider coverage, the Guarantee Period Annual Premium for the Lifetime Guarantee Period will be equal to the guideline annual premium determined in accordance with the Federal income tax law definition of life insurance; the Guarantee Period Annual Premium for the Ten Year/Age 65 Guarantee Period will be the greater of the Target Premium or Minimum Annual Premium for each Segment. The Guarantee Period Annual Premium for the Lifetime Guarantee Period will be greater than that required for the Ten Year/Age 65 Guarantee Period. Adding additional benefits to the Policy will increase the Guarantee Period Annual Premium above those indicated above.

Policy Owners should consider the Guaranteed Minimum Death Benefit Provision when setting the Scheduled Premium.

Modified Endowment Contracts

Federal income tax law provides special rules for the income taxation of distributions from life insurance policies which are defined as "Modified Endowment Contracts." These rules apply to distributions such as Policy Loans, surrenders and Partial Withdrawals. The application of these rules depends upon whether premiums have been paid which exceed a defined "seven-pay" limit. See Modified Endowment Contracts, page 41.

If we determine that the Scheduled Premium chosen will cause the Policy to be a Modified Endowment Contract on the Policy Date, we will issue the Policy based on the Scheduled Premium selected, but we will require the Owner to sign a form acknowledging that the Policy is a Modified Endowment Contract. Alternatively, the Scheduled Premium may be reduced to a level which will not cause the Policy to become a Modified Endowment Contract, and we will issue the Policy based on the revised Scheduled Premium.

Allocation of Net Premiums

The balance after certain premium-based charges are deducted from each premium is the Net Premium. No allocation will be made prior to the Investment Date. After the Investment Date, the Net Premium is added to the Account Value according to the Owner's instructions. Net Premium amounts allocated to the Guaranteed Interest Division will be allocated to that Division upon receipt. During the Delivery and Free Look Periods, Net Premiums allocated to the Divisions of the Variable Account will be allocated to the Division investing in the Fidelity VIP Money Market Portfolio. At the end of the Delivery and Free Look Periods, this portion of the Account Value automatically will be allocated according to the most recent premium allocation instructions.

Thereafter, Net Premiums received will be allocated upon receipt, according to the allocation instructions stated in the most recent instructions. Allocation percentages must be in whole numbers. The sum for all Divisions must equal 100%. The premium allocation may be changed five times per Policy year without charge. More than five premium allocation changes in a Policy year will be subject to a $25 charge for each additional change.


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

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. See Maximum Number of Investment Divisions, page 15.

Death Benefits

FirstLine offers the flexibility to determine the amount of insurance coverage needed, both now and in the future. It does this by combining the long-term advantages of permanent life insurance coverage with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available in this single Policy, FirstLine.

When the Policy is issued, an initial amount of insurance coverage is determined according to the application instructions. The death benefit initially consists of a Stated Death Benefit and, if desired, an additional amount of insurance coverage which is added by Adjustable Term Insurance Rider. The Stated Death Benefit is the long-term element of the Policy; the Adjustable Term Insurance Rider is the term insurance element of the Policy.

The Adjustable Term Insurance Rider provides term insurance coverage which adjusts automatically to fill the difference between the Target Death Benefit chosen and the Base Death Benefit. The Adjustable Term Insurance Rider does not have an externally defined premium; thus no sales charge applies. The cost is included in the monthly cost of insurance charges discussed below.
See Adjustable Term Insurance Rider, page 24.

As described below, the Base Death Benefit may vary from the Stated Death Benefit. This may result from choice of death benefit option, increases to comply with the Federal income tax law definition of life insurance, changes in the death benefit option, partial withdrawals, requested increases and decreases, or when a transaction on the Policy causes the Base Death Benefit to change.

As long as the Policy remains in force, we will pay an amount equal to the Death Proceeds to the Beneficiary of this Policy when the Insured dies. The Death Proceeds will consist of the Base Death Benefit as of the date of the Insured's death, reduced by any outstanding Policy Loan and accrued loan interest (and, if in the grace period or three-year Special Continuation Period, further reduced by any unpaid charges incurred prior to the date of the Insured's death). The Death Proceeds will include any amount provided by Rider on the Insured.

Death Benefit Options

The Owner may choose from three death benefit options if the Policy was delivered on or before December 31, 1997, or two death benefit options (Option 1 or Option 2) if delivered thereafter. These options may result in a Base Death Benefit which exceeds the Stated Death Benefit. The death benefit option may be changed on any Policy anniversary. See Changes In Death Benefit Option, page 22.

Under Option 1, the Base Death Benefit is the greater of:

      (i)   the Stated Death Benefit on the date of the Insured's death; or

      (ii) the Account Value on the date of the Insured's death multiplied by the appropriate factor from the Definition of Life Insurance Factors shown in Appendix A or B.

Under Option 2, the Base Death Benefit is the greater of:

      (i) the Stated Death Benefit plus the Account Value on the date of the Insured's death; or

      (ii) the Account Value on the date of the Insured's death multiplied by the appropriate factor from the Definition of Life Insurance Factors shown in Appendix A or B.

Owners who prefer to have insurance coverage that does not vary in amount, and lower cost of insurance charges, should choose Option 1. Owners who prefer to have any favorable investment experience reflected in increased insurance coverage should choose Option 2.

If the policy was delivered on or before December 31, 1997, the Owner may also choose Option 3.

Under Option 3 the Base Death Benefit is the greater of:

      (i) the Stated Death Benefit of the Policy plus the sum of all premiums paid minus Partial Withdrawals taken under the Policy; or

      (ii) the Account Value on the date of the Insured's death multiplied by the appropriate factor from the Definition of Life Insurance Factors shown in Appendix A or B.

Therefore, the Base Death Benefit generally will increase as the premiums are paid, and decrease as Partial Withdrawals are taken. In no event will the Base Death Benefit be less than the Stated Death Benefit.

Federal income tax law requires the death benefit to be at least as great as the Account Value times a factor which is defined in


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

the law. The factors are determined based upon the Age and possibly Premium Class and sex at any point in time as well as by the test for compliance chosen in the original Policy application. See Life Insurance Definition, page 40.

If necessary, we will adjust the Policy to continue to qualify as life insurance under the applicable provisions of the Federal income tax laws in existence at the time the Policy was issued.

Changes in Death Benefit Option

A change in the Death Benefit Option may be requested at least 30 days prior to a Policy anniversary. The change will be effective as of the Policy anniversary on or following the date we approve the request for the change. After the request is approved, we will send a new Schedule page which should be attached to the Policy. We may ask that the Policy be returned to our Customer Service Center so that we can note the change in the Schedule. The death benefit option change applies to the entire Stated Death Benefit.

For us to approve a change in the death benefit option from Option 1 to Option 2, or from Option 1 to Option 3, evidence that the Insured is insurable according to our normal rules of underwriting for that class of policy must be submitted to us. We may not allow any change if it would reduce the Stated Death Benefit below the minimum we require to issue this Policy.

After the effective date of the change, the Stated Death Benefit will be changed according to the following table:

OPTION     CHANGE       STATED DEATH BENEFIT
FROM       TO           FOLLOWING CHANGE
                        EQUALS:

Option 1   Option 2     Stated Death Benefit prior to change minus the Account
                        Value as of the effective date of the change.

Option 2   Option 1     Stated Death Benefit prior to change plus the Account
                        Value as of the effective date of the change.

Option 1   Option 3     Stated Death Benefit prior to change minus (i) the sum
                        of the premiums paid, plus (ii) Partial Withdrawals taken as of the effective date of the change.

Option 3   Option 1     Stated Death Benefit prior to change plus (i) the sum of
                        the premiums paid, minus (ii) Partial Withdrawals taken as of the effective date of the change.

Option 2   Option 3     Stated Death Benefit prior to change plus (i) the
                        Account Value as of the effective date of the change, minus (ii) the sum of premiums paid minus Partial
                        Withdrawals taken as of the effective date of the change.

Option 3   Option 2     Stated Death Benefit prior to change plus (i) the sum of
                        the premiums paid minus Withdrawals taken as of the effective date of the change, minus (ii) the Account
                        Value as of the effective date of the change.

For purposes of a death benefit option change, the Account Value will be allocated to each Segment in the same proportion that the Segment bears to the Stated Death Benefit. See Changes In Death Benefit Amounts, page 22.

We do not charge a Surrender Charge for any decrease in Stated Death Benefit when this type of change is made, nor is there an adjustment to the Target Premium. See Surrender Charge, page 34. These increases and decreases in Stated Death Benefit are made so that the amount of the Base Death Benefit remains the same on the date of the change. Thus, there is no immediate change in the Net Amount at Risk on which our cost of insurance charges are based. See Cost of Insurance Charges, page 33. In addition, there will be no change to the amount of term insurance if the Adjustable Term Insurance Rider has been added.

Changes in Death Benefit Amounts

While the Policy is in force, increases in its Target or Stated Death Benefit may be made prior to the Policy anniversary on which the Insured is Age 86. The Stated Death Benefit may be decreased if the request occurs after the first Policy anniversary.

An increase or a decrease in the Policy death benefit may be requested by the Owner. This request will be effective as of the next monthly processing date after the request is received at our Customer Service Center unless there are underwriting or other requirements. A change in coverage may not be for an amount less than $1,000.

After the request is approved, we will send a new Schedule which will include the Stated Death Benefit, the benefit under any Riders, if applicable, the guaranteed cost of insurance rates, the guideline annual premium and the new Surrender Charge. This notice should be attached to the Policy. We may also ask that the Policy be returned to our Customer Service Center so that we can note the change in the Schedule.

In some cases, we may not approve a change requested because it would disqualify the Policy as life insurance under applicable


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

Federal income tax law. If we do not approve a change, we will provide notification of our decision about making the change. See Tax Considerations, page 40.

Decreases in the death benefit generally may not decrease the Stated Death Benefit below the minimum required to issue this Policy. There may be tax consequences to the decrease, See Life Insurance Definition, page 40 and Modified Endowment Contracts, page 41.

Requested reductions in the death benefit or an option change that causes a reduction, will first be applied to reduce the Target Death Benefit. The Stated Death Benefit will be decreased only after Adjustable Term Insurance Rider coverage has been reduced to zero. If more than one Segment exists, any subsequent reduction in Stated Death Benefit will be allocated among Segments in the same proportion that each Segment bears to the total Stated Death Benefit prior to the reduction unless required differently by state law.

Satisfactory evidence that the Insured is still insurable must be provided when the death benefit is increased.

Unless otherwise indicated, any request for an increase to the Target Death Benefit will be assumed also to be a request for an increase to the Stated Death Benefit so that the amount of the Adjustable Term Insurance Rider, if it is included with the Policy at the time of the increase, will not change. The Target Death Benefit may be changed once each year.

A requested increase in the Stated Death Benefit will create a new Segment. (Increases in Stated Death Benefit resulting from death benefit option changes do not create new Segments, rather, they merely increase the size of the existing Segment(s)) As discussed below, once created, a new Segment can never be eliminated unless required differently by state law.

If an increase creates a new Segment of Stated Death Benefit, premiums paid after the increase will be allocated to the original and new Segments in the same proportion that the guideline annual premiums defined by the Federal income tax laws for each Segment bear to the sum of the guideline annual premiums for all Segments. The guideline annual premiums will be shown in the Schedule for each coverage segment. Net Amount at Risk will be allocated to each Segment in the same proportion that the Segment bears to the total Stated Death Benefit.

If the reduction decreases the Stated Death Benefit during the Surrender Charge period, the Surrender Charge on the remaining Stated Death Benefit will be reduced; however, we will deduct an amount equal to the reduction in the Surrender Charge from the Account Value. See Surrender Charge, page 34.

Guaranteed Minimum Death Benefit Provision

Generally, the length of time the Policy remains in force depends on the Net Cash Surrender Value of the Policy. Because the charges to maintain the Policy are deducted monthly from the Account Value, coverage will last as long as the Net Cash Surrender Value is sufficient to pay these charges. The investment experience of amounts in the Divisions of the Variable Account and the interest earned in the Guaranteed Interest Division will affect the amount of the Account Value and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

When applying for the Policy, one of two Guaranteed Minimum Death Benefit provisions may be chosen, which may extend the period that the Policy's Stated Death Benefit remains in effect if the Divisions of the Variable Account suffer adverse investment experience. The two options vary primarily by the length of time which they cover, the Guarantee Period. The first option has a Guarantee Period of 10 Policy years or to the Insured's Age 65, whichever is later. It protects the Stated Death Benefit of the Policy for a limited number of Policy years. The second option has a Lifetime Guarantee Period. It protects the Stated Death Benefit for the life of the Insured for as long as the Policy is in force or to the Maturity Date. See Choice of Guaranteed Minimum Death Benefit Provisions, page 20.

However, the Guaranteed Minimum Death Benefit provision does not apply to the Adjustable Term Insurance Rider or to any other Riders. Therefore, if the Net Cash Surrender Value is insufficient to pay all of the deductions as they come due, only the Stated Death Benefit portion of the Policy will be guaranteed to stay in force under the Guaranteed Minimum Death Benefit; and any attached Riders will lapse. See Lapse, page 30.

The Guaranteed Minimum Death Benefit provision is not available in some states.

Requirements to Maintain the Guarantee Period

The Guaranteed Minimum Death Benefit provision requires a premium payment level, the Guarantee Period Annual Premium, that is higher than the Minimum Annual Premium. The Guarantee Period Annual Premium is listed in the Schedule of the Policy. If the policy benefits are increased, the Guarantee Period Annual Premium is increased. The Guarantee Period Monthly Premium is one twelfth of the Guarantee Period Annual Premium.

Although the required Guarantee Period Annual Premium level is different for the two Guarantee Periods, the mechanics of the Guaranteed Minimum Death Benefit provision is similar. As of each Monthly Processing Date we will perform a test to see if sufficient premiums have been paid to keep the guarantee in place. If
(i) actual premiums paid, minus the amount of Partial Withdrawals, Policy Loans and accrued loan interest, equals or


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exceeds (ii) the sum of the Guarantee Period Monthly Premiums for each Policy
Month starting with the first Policy Month through, and including, the Policy Month that begins on the current Monthly Processing Date, the Guarantee Period will remain in effect regardless of the investment experience of the Divisions of the Variable Account. If the Policy fails to meet this test on any Monthly Processing Date, the Guarantee Period and therefore the Guaranteed Minimum Death Benefit provision will terminate.

The Guarantee Period also will be terminated if the Net Account Value on any Monthly Processing Date is not diversified according to the following rules:

      (i) No more than 35% of the Net Account Value may be invested in any one division, and

      (ii)  The Net Account Value must be invested in at least five Divisions.

These diversification requirements will be satisfied if the Automatic Rebalancing Feature has been elected and conditions (i) and (ii) above are met. The Policy will also be deemed to satisfy the diversification requirements if Dollar Cost Averaging is elected and the resulting transfers are directed into at least four other Divisions with no more than 35% of any transfer directed to any one Division. See Dollar Cost Averaging, page 27, and Automatic Rebalancing, page 28.

Once terminated, the Guaranteed Minimum Death Benefit provision cannot be reinstated.

There is a charge for the Guaranteed Minimum Death Benefit. See Guaranteed Minimum Death Benefit Charge, page 33. This charge will end at the conclusion of the Ten Year/Age 65 Guarantee Period if that option is chosen, and it will end for either option if the Guaranteed Minimum Death Benefit provision is terminated.

Additional Benefits

The Policy may include additional benefits, which are also attached to the Policy by Rider. A charge will be deducted monthly from the Account Value for each additional benefit chosen. These benefits may be canceled by the Owner at any time. See Modified Endowment Contracts, page 41, for information on the tax effect of adding or canceling these benefits. More details will be included in the Policy if any of these benefits are chosen.

>From time to time we may make available Riders other than those listed below. Contact your Registered Representative for a complete list of the Riders available.

Certain Riders may not be available for all Policies.

Accidental Death Benefit Rider

This Rider is not available for Policies issued on or after May 1, 1998. This rider will pay the benefit amount selected if the Insured dies as a result of an accident or if the Insured dies within 90 days of an injury sustained in an accident and the death occurs prior to the Insured's Age 70.

Adjustable Term Insurance Rider

The Death Proceeds may be increased by adding the Adjustable Term Insurance Rider on the life of the Insured. As the name suggests, the Adjustable Term Insurance Rider adjusts over time.

At issue, a Schedule of death benefits called the Target Death Benefit is specified at levels to meet the Owner's projected needs in the future. The Target Death Benefit may be set to vary as often as each Policy year. The Target Death Benefit will be listed in the Schedule.

Subject to our rules, the Target Death Benefit Schedule may be changed after issue. See Changes In Death Benefit Amounts, page 22.

If at any time a scheduled change is canceled or the Owner asks for an unscheduled decrease to the Target Death Benefit, we may deny any future scheduled increases to the Target Death Benefit.

The amount of Adjustable Term Insurance Rider in force at any time is the amount needed to fill the difference between the Target Death Benefit selected and the Base Death Benefit in effect. The Adjustable Term Insurance Rider is dynamic in that it adjusts daily for variations in the Base Death Benefit resulting from compliance with the Federal income tax law definition of life insurance test you have chosen.

For example, assume the Base Death Benefit increases due to compliance with the Federal income tax law definition of life insurance. The Adjustable Term Insurance Rider will adjust to provide Death Proceeds equal to the Target Death Benefit in each year:

Base Death        Target Death          Adjustable Term
 Benefit            Benefit          Insurance Rider Amount
 -------            -------          ----------------------

201,500             250,000                 48,500
202,500             250,000                 47,500
202,250             250,000                 47,750

Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Adjustable Term Insurance Rider amount may be eliminated entirely as a result of increases in the Base Death Benefit due to the Federal income tax law definition of life


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insurance requirements. Using the example outlined above, if the Base Death
Benefit under the Policy grew to $250,000, the Adjustable Term Insurance Rider amount would be reduced to zero. (It can never be reduced below zero.) Even though the Adjustable Term Insurance Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the Base Death Benefit under the Policy is subsequently reduced below the Target Death Benefit, the Adjustable Term Insurance Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level. Partial Withdrawals and Base decreases may reduce the amount of the Target Death Benefit. See Partial Withdrawals, page 29.

We generally restrict the amount of the Target Death Benefit to an amount not more than ten times the Stated Death Benefit. For example, if the Stated Death Benefit is $100,000 then the maximum amount of Target Death Benefit we will allow will be $1,000,000.

Given the flexible nature of the Adjustable Term Insurance Rider, there is no defined premium for the amount of coverage. Instead, a cost of insurance charge is deducted monthly from the Account Value for the Adjustable Term Insurance Rider amount in effect. The cost of insurance charge may be lower than the rates applicable to the Base Death Benefit in the early Policy years, and may be higher in the later Policy years. See Cost of Insurance Charges, page 33. Since there is no defined premium related to the Adjustable Term Insurance Rider, there are no sales or Surrender Charges associated with this coverage; therefore, any increase in the Target Death Benefit which does not increase the Stated Death Benefit will not increase the total Surrender Charge for the Policy; any decrease in the Adjustable Term Insurance Rider coverage will not cause a Surrender Charge to be incurred.

Additional Insured Rider

This Rider provides for death benefits upon the death of immediate family members other than the Insured. A maximum of nine Additional Insured Riders may be added to the Policy. The minimum amount of coverage for each Rider is $10,000 and the maximum coverage for all Additional Insured Riders combined is five times the Stated Death Benefit of the Policy.

Children's Insurance Rider

This Rider is not available for Policies issued on or after May 1, 1998. This Rider will allow the addition of death benefit for children by birth or legal adoption upon attainment of 15 days of age without presenting evidence of insurability.

Right to Change Insured Rider

This Rider allows the Owner to change the person insured under the Policy. A change of the Insured may have Federal income tax consequences. If a change of Insured occurs, the cost of insurance charges in the future may change but the Account Value will remain unchanged as of the change date. There is no charge for this Rider.

Guaranteed Insurability Rider

This Rider is not available for Policies issued on or after May 1, 1998. This Rider will allow increases in the Stated Death Benefit without providing us with evidence that the Insured remains insurable. Increases are limited in amount and timing.

Waiver of Cost of Insurance Rider

This Rider provides that during the total disability of the Insured, while the Policy remains in force, the monthly expense charges, cost of insurance charges and Rider charges will be waived and therefore not deducted from the Account Value. If this rider is added to the Policy, the Waiver of Specified Premium Rider may not also be added.

Waiver of Specified Premium Rider

This Rider provides that during the total disability of the Insured, while the Policy remains in force, a specified premium amount will be credited monthly to the Policy. In the application the amount of premium is selected, within limits, that will be credited. If this Rider is added to your Policy, the Waiver of Cost of Insurance Rider may not also be added.

Benefits at Maturity

If the Insured is still living on the Maturity Date, we will pay the Net Account Value to the Policy Owner. The Net Account Value is the Account Value reduced by outstanding Policy Loans and accrued loan interest. The Policy will then end. The Maturity Date is the Policy anniversary date on which the Insured attains Age 100.

Policy Values

Account Value

The Account Value is the total amount in the Guaranteed Interest Division, in the various Divisions of the Variable Account and the Loan Division. The Account Value therefore reflects all premiums paid, charges made, Policy Loans and Partial Withdrawals taken, investment experience of the Variable Account, and earnings accrued in the Guaranteed Interest and Loan Divisions.


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Cash Surrender Value

The Cash Surrender Value of the Policy equals the Account Value less any Surrender Charge.

Net Cash Surrender Value

The Net Cash Surrender Value of the Policy is equal to the Cash Surrender Value less the amount of outstanding Policy Loans and any accrued loan interest.

Net Account Value

The Net Account Value of the Policy is equal to the Account Value less the amount of outstanding Policy Loans and accrued loan interest.

Determining the Value in the Divisions of the Variable Account

The amounts included in the Divisions of the Variable Account are measured in terms of Accumulation Units and Accumulation Unit Values. On any given day, the value of the amount in a Division of the Variable Account is equal to the Accumulation Unit Value times the number of Accumulation Units credited in that Division. Each Division of the Variable Account will have different Accumulation Unit Values.

Accumulation Units of a Division are purchased whenever premiums are allocated or amounts are transferred to that Division (including transfers from the Loan Division). Accumulation Units are redeemed when Partial Withdrawals are taken or amounts are transferred from a Division of the Variable Account (including transfers to the Loan Division) and to pay the death benefit when the Insured dies. We also redeem Accumulation Units for the monthly deductions from the Account Value, Policy transaction charges, and Surrender Charges, if any.

The number of Accumulation Units purchased or redeemed in a Division of the Variable Account as of any Valuation Date is calculated by dividing the dollar amount of the transaction by the Division's Accumulation Unit Value calculated after the close of business that day. The Accumulation Unit Value of each Division fluctuates with the investment experience of the corresponding Portfolio and reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio. The Accumulation Unit Values also reflect the mortality and expense risk charges we make each day to the Variable Account. See How We Calculate Accumulation Unit Values for Each Division, page 26.

Transactions are processed as of the Transaction Date. The Transaction Date is the date we receive a premium or an acceptable written or telephone request at our Customer Service Center. If the premium or request reaches our Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date, the Transaction Date will be the next succeeding Valuation Date.

Monthly deductions against the Account Value are made as of the Monthly Processing Date. Transaction charges or Surrender Charges are made as of the effective date of the transaction.

The value of any amount allocated to a Division of our Variable Account will go up or down depending on the investment experience of that Division. For amounts allocated to the Divisions of the Variable Account, there is no guaranteed minimum cash value.

How We Calculate Accumulation Unit Values for Each Division

We determine Accumulation Unit Values for the Divisions of the Variable Account as of each Valuation Date. All Policy transactions are performed as of a Valuation Date.

The Accumulation Unit Value for each Division will generally be set at $10 on the first Valuation Date that there are Policy transactions in that Division of the Variable Account. After that, the Accumulation Unit Value as of any Valuation Date is equal to the Accumulation Unit Value for the preceding Valuation Date multiplied by the Accumulation Experience Factor for that Division for the Valuation Period.

We calculate an Accumulation Experience Factor for each Division every Valuation Date as follows:

1. We take the value of the shares belonging to the Division in the corresponding Portfolio as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, we use the share value reported to us by the managers of the Portfolio.

2. We add any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. We subtract from this amount a charge for taxes, if any.

3. We divide the resulting amount by the value of the shares belonging to the Division in the corresponding Portfolio as of the close of business on the preceding Valuation Date. This new amount represents the gross experience factor per Accumulation Unit, before reduction for the expenses of the Variable Account.


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

4. We subtract a charge for the mortality and expense risk assumed by us under the Policy. The daily charge is .002055% of the Accumulation Unit Value, which is equivalent to an annual rate of .75% of the Accumulation Unit Value. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

The result is the Accumulation Experience Factor for the Valuation Period.

Transfers of Account Values

After the Free Look Period ends, up to 12 transfers among the Divisions of the Variable Account or to the Guaranteed Interest Division may be made in each Policy year without charge. There is no limit on the number of transfers, but we charge a fee of $25 for each additional transfer beyond the first 12. Transfers due to the operation of Automatic Rebalancing or Dollar Cost Averaging are not included in determining the limit on transfers without a charge.

Transfer requests should be made in writing to our Customer Service Center. The transfer will take effect as of the Valuation Date we receive the request. The minimum amount we will transfer on any date is $100. This minimum need not come from any one Division or be transferred to any one Division as long as the total amount requested to be transferred equals at least the minimum. However, we will transfer the entire amount in any Division of the Variable Account from which a transfer is requested, if the amount remaining in that Division is less than $100.

We reserve the right to limit excessive trading activity, which can disrupt Portfolio management strategy and increase Portfolio expenses. For example, we may refuse to accept or we may place certain restrictions on transfers made by third-party agents acting on behalf of multiple Owners or made pursuant to market timing services when we determine, at our sole discretion, that such transfers will be detrimental to the Portfolios and the Owners as a whole. Such transfers may cause increased trading and transaction costs, disruption of planned investment strategies, forced and unplanned portfolio turnover, and lost opportunity costs, and may subject the Portfolios to large asset swings that diminish their ability to provide maximum investment return to all Owners.

Transfers from the Guaranteed Interest Division may be made only once during the first 30 days of each Policy year. Transfer requests received within 30 days prior to the Policy anniversary will be deemed to occur as of the Policy anniversary. Transfer requests received on the Policy anniversary or within the following 30 days will be processed. Transfer requests received at any other time will not be processed.

Transfer amounts from the Guaranteed Interest Division to the Divisions of the Variable Account are limited to the greatest of (i) 25% of the balance in the Guaranteed Interest Division at the time of the first transfer or withdrawal in that Policy year, (ii) the sum of the amounts transferred and withdrawn from the Guaranteed Interest Division in the prior Policy year or, (iii) $100.

Transfers of the Account Value to the Guaranteed Interest Division are not limited.

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. See Maximum Number of Investment Divisions, page 15.

If telephone privileges have been elected in an application or sent by written notice to our Customer Service Center, transfers may be made by telephoning our Customer Service Center. See Telephone Privileges, page 47.

Dollar Cost Averaging

We offer a feature called Dollar Cost Averaging to Owners who have at least $10,000 of Account Value invested in either the Division investing in the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio. The main objective of Dollar Cost Averaging is to protect Policy values from short-term price fluctuations. Since the same dollar amount is transferred to other Divisions each period, more units are purchased in a Division if the value per unit is low, and fewer units are purchased if the value per unit is high. This plan of allocating Policy values reduces the risk of investing too much when the price of a Portfolio's shares is high and too little when the price of a Portfolio's shares is low. However, participation in Dollar Cost Averaging does not assure a profit nor does it protect against a loss in a declining market.

With Dollar Cost Averaging, a designated dollar amount or percentage of the Account value of the Division investing in the Fidelity VIP Money Market Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio will be transferred automatically each period from the selected Division to one or more other Divisions of the Variable Account. Dollar Cost Averaging transfers may not be made to or from the Guaranteed Interest Division. Any transfers that are a result of the Dollar Cost Averaging feature are not counted toward the limit of 12 transfers that can be made each Policy year without a transfer charge. There is no charge for this feature.

Dollar Cost Averaging allocations may be designated in dollar amounts or whole percentages. The minimum percentage that may be transferred to any one Division is 1% of the total amount transferred to all selected Divisions. The transfer


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amount under Dollar Cost Averaging may be no less than $100.

The first Dollar Cost Averaging date must be at least five days after our receipt of the request for Dollar Cost Averaging. In no event will Dollar Cost Averaging begin before the end of the Delivery and Free Look Periods. Dollar Cost Averaging may occur monthly, quarterly, semi-annually, or annually on a date requested by the Owner. Unless specified otherwise, Dollar Cost Averaging will take place monthly, on the Monthly Processing Date.

If on any Dollar Cost Averaging date, the amount in the Division from which transfers are to be made is equal to or less than the amount to be transferred, the entire remaining amount will be transferred, and Dollar Cost Averaging will end. Changes to the Dollar Cost Averaging program may be made once each Policy year or Dollar Cost Averaging may be canceled completely by sending satisfactory notice to our Customer Service Center at least five days before the next Dollar Cost Averaging date. If telephone privileges are in effect, changes to the Dollar Cost Averaging program can be made by telephoning our Customer Service Center. See Telephone Privileges, page 47.

A date for Dollar Cost Averaging to terminate may be specified by the Owner. Termination also may occur when the balance remaining in the Division investing in either the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio reaches a specified dollar amount.

A Dollar Cost Averaging Program and an Automatic Rebalancing Program may run at the same time.

Automatic Rebalancing

The Automatic Rebalancing feature provides a method for maintaining a balanced approach to investing Account Values and for simplifying the process of asset allocation over time. The automatic rebalancing feature may be elected with the application or at any subsequent time by completing the appropriate form. Automatic Rebalancing matches Account Value allocations over time to the allocation percentages set by the Owner. During the operation of the automatic rebalancing feature, transfers among the Divisions may occur monthly, quarterly, semi-annually, or annually on a date specified by the Owner. Unless specified otherwise, automatic rebalancing will take place on the last Valuation Date of each calendar quarter.

Automatic rebalancing allocations may be specified for all or some of the Divisions in which the Account Value is invested.

If this feature is elected we will transfer amounts among the Divisions so that, after the transfers, the ratio of the Account Value in each Division to the total Account Value of all Divisions included in automatic rebalancing matches the automatic rebalancing allocation percentage for that Division. This will rebalance the amounts in Divisions that do not match the set allocation, which could result, for example, from Divisions which outperform the other Divisions for that time period.

If automatic rebalancing is elected with the Policy application, the first transfer will occur on the date specified by the Owner following the end of the Delivery and Free Look Periods. If elected after the Policy Date, the first transfer will be processed on the date requested by the Owner which is at least five days after the request is received at our Customer Service Center, or, if no date is specified, the last Valuation Date of the calendar quarter after we receive notification at our Customer Service Center and the Delivery and Free Look Periods have ended.

The allocation percentages for automatic rebalancing may be changed at any time and the Account Value will be reallocated as of the Valuation Date that we receive the allocation instructions at our Customer Service Center. Any reduction in the allocation to the Guaranteed Interest Division, however, will be considered a transfer from the Division and, therefore, must comply with the maximum transfer amount and time limitations on transfers from the Guaranteed Interest Division, as described in Transfers of Account Values on page 27. If we receive an automatic rebalancing request which is in conflict with these provisions, we will ask for revised instructions.

The Owner may terminate the automatic rebalancing feature at any time, as long as we receive notice of the termination at least five days prior to the next automatic rebalancing. If the Guarantee Period is in effect and the automatic rebalancing feature is terminated, diversification of the Net Account Value still must be maintained for the Guarantee Period to continue. If the automatic rebalancing feature is active, the Guarantee Period is in effect, and a request is received for an allocation which does not meet the diversification requirements to maintain the Guarantee Period, we will notify the Owner that the allocation must be changed. See Guaranteed Minimum Death Benefit Provision, page 23.

We will charge a fee of $25 each time the allocation is changed more than five times per Policy year; otherwise, there is no charge for this feature.

An automatic rebalancing program may be run simultaneously with a Dollar Cost Averaging program.

Policy Loans

At any time after the first Policy anniversary, or as otherwise required by law, the Owner may borrow against the Policy by using it as security for a loan. The amount borrowed is called a Policy Loan. Unless otherwise required by state law, any new


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Policy Loan must be at least $100. The maximum amount which can be borrowed as of any Valuation Date equals the Net Cash Surrender Value less monthly deductions to the next Policy anniversary. Maximum loan amount may be different if required by state law. Requests for a Policy Loan may be made by contacting our Customer Service Center. We may impose requirements relating to Policy Loans as necessitated by our administrative system. For example, we may require that loan requests specify a dollar amount rather than a percentage to be taken from a specific Division.

Loan interest charges on a Policy Loan accrue daily at an annual interest rate of 3.75%. Interest is due in arrears on each Policy anniversary. If the interest is not paid when it is due, it will be added to the Policy Loan as of the Policy anniversary.

When an additional loan is requested, the amount requested will be added to the outstanding Policy Loan so only one loan is outstanding at any time. Repayment of all or part of the Policy Loan may be made at any time while the Policy is in force. Unless otherwise indicated, we will assume that any payments, other than Scheduled Premiums, constitute Policy Loan repayments and not premiums.

When a Policy Loan is taken, or if the loan interest is not paid on the Policy anniversary, an amount equal to the Policy Loan amount or interest due is transferred from the Divisions of the Variable Account and the Guaranteed Interest Division to the Loan Division to secure the loan. The Loan Division is part of our General Account, separate from the Guaranteed Interest Division. When transfers are made to the Loan Division, sufficient units of the Variable Account Divisions are redeemed to cover the amount of the loan taken from the Variable Account. We will deduct the amount transferred from each Division in the same proportion that the Account Value in that Division bears to the Net Account Value immediately prior to the loan transaction unless otherwise specified by the Owner. The amounts in each Division will be determined as of the Valuation Date we receive the request for a loan. The Loan Division is credited at an annual rate of 3%.

The amount of interest credited to the Loan Division for the Policy year will be transferred from the Loan Division on each Policy anniversary. When a loan repayment is made, an amount equal to the payment is transferred from the Loan Division. Amounts transferred from the Loan Division will be allocated to the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion as the current premium allocation unless a different allocation is requested.

A Loan against the Policy will have a permanent effect on the Account Value and, therefore, on the benefits under this Policy, even if the Loan is repaid. When borrowing against the Policy, an amount equal to the Policy Loan is set aside in the Loan Division where it earns a guaranteed rate of interest. Premiums may not be allocated to or amounts transferred to the Loan Division other than by borrowing additional amounts. If not repaid, the Policy Loan and accrued loan interest will be deducted from the amount of the Death Proceeds paid, or the Cash Surrender Value paid on surrender, or the Account Value upon maturity. It also may have an effect on the Guarantee Period and on the length of time the Policy remains in force, since in many cases the Policy will lapse when the Cash Surrender Value minus Policy Loans and accrued loan interest is insufficient to cover the monthly deductions.

If telephone privileges have been elected, a Policy Loan may be requested by telephoning our Customer Service Center. A telephone request for a Policy Loan must be for an amount less than $25,000. See Telephone Privileges, page 47.

Loans may have adverse Tax Consequences. See Modified Endowment Contracts, page 41.

Partial Withdrawals


A Partial Withdrawal may be requested on any Monthly Processing Date after the first Policy anniversary by contacting our Customer Service Center. Only one Partial Withdrawal per Policy year is allowed. We may impose requirements relating to Partial Withdrawals as necessitated by our administrative system. For example we may require that requests be specified as a dollar amount rather than a percentage.


The minimum Partial Withdrawal is $100. The maximum Partial Withdrawal is the amount which will leave $500 as the Net Cash Surrender Value. If a withdrawal of more than this maximum is requested, we will require a full surrender of this Policy. When a Partial Withdrawal is taken, the amount of the withdrawal plus a service fee is deducted from the Account Value. In addition, a Surrender Charge will be deducted from the Account Value if the Partial Withdrawal causes a reduction in the Stated Death Benefit. See Surrender Charge, page 34.

The Stated Death Benefit is not reduced by a Partial Withdrawal when: (i) the Base Death Benefit has been increased to qualify the Policy as life insurance under the Federal income tax laws (see Life Insurance Definition, page 40) and
(ii) the amount withdrawn is no greater than that amount which reduces the Account Value to the level which no longer requires the Base Death Benefit to be increased for Federal income tax law purposes.

For a Policy under an Option 1 death benefit, the Stated Death Benefit is not reduced by a Partial Withdrawal in the circumstances described above. In addition, if no more than 15 years have elapsed since the Policy Date and the Insured is not yet Age 81, a Partial Withdrawal of an amount up to 10% of the Account Value or, if greater, 5% of the Stated Death Benefit, calculated immediately before the Partial Withdrawal is taken


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

will not reduce the Stated Death Benefit. Any additional amount withdrawn does reduce the Stated Death Benefit by that additional amount.

For a Policy under an Option 2 death benefit, a Partial Withdrawal does not reduce the Stated Death Benefit.

No Partial Withdrawal will be allowed if the Stated Death Benefit remaining in force after the Partial Withdrawal would be reduced below the minimum we require to issue this policy. See Group or Sponsored Arrangements or Corporate Purchasers, page 40.

A Partial Withdrawal may also reduce the Target Death Benefit.

Unless otherwise indicated, we will make the withdrawal from the Guaranteed Interest Division and the Divisions of the Variable Account in the same proportion that each Division bears to the Net Account Value immediately prior to the withdrawal. Withdrawals from the Guaranteed Interest Division may not exceed an amount that is greater than the total withdrawal times the ratio of the Account Value in the Guaranteed Interest Division to the total Net Account Value immediately prior to the withdrawal.

We will send a new Schedule to reflect the effect of the withdrawal if there is a change to the Stated Death Benefit or to the Target Death Benefit. We may ask that the Policy be returned to our Customer Service Center to make this change. The withdrawal and any reductions in death benefits will be effective as of the Valuation Date after we receive the request.

If telephone privileges have been elected Partial Withdrawals may be requested by telephoning our Customer Service Center. Any telephone request for a Partial Withdrawal must be for an amount less than $25,000. See Telephone Privileges, page 47.

Partial Withdrawals may have adverse tax consequences. See Modified Endowment Contracts, page 41.

Surrender

The Policy may be surrendered for its Net Cash Surrender Value at any time while the Insured is living. This may be done by sending a written request and the Policy to our Customer Service Center. The Net Cash Surrender Value of the Policy equals the Cash Surrender Value minus Policy Loans and accrued loan interest. Costs and expenses which have been deducted from the Net Account Value on the Monthly Processing Date preceding the surrender will not be added or pro-rated at surrender. During the first 14 Policy years, a Surrender Charge is also deducted from the Cash Surrender Value. A new 14 year Surrender Charge period will apply to each additional Segment of the Policy created by a requested increase in the Stated Death Benefit. See Surrender Charge, page 34.

We will compute the Net Cash Surrender Value as of the Valuation Date we receive the request and the Policy at our Customer Service Center. All insurance coverage will end as of that date.

A surrender of the Policy for its Net Cash Surrender Value may have adverse tax consequences. See Modified Endowment Contracts, page 41.

Right to Exchange Policy

During the first 24 months following the Policy Date, the Owner has the right to exchange the Policy from one in which the investment experience is not guaranteed for a guaranteed Policy, unless required differently by state law. This is accomplished by transferring of the entire amount in the Divisions of the Variable Account to the Guaranteed Interest Division, and the allocation of all future premium payments to the Guaranteed Interest Division. When this right is exercised, we will not allow allocation of future premium payments or transfers to the Divisions of the Variable Account.

This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will apply to the transfer to exercise this exchange privilege. See The Guaranteed Interest Division, page 18.

Lapse

Insurance coverage will continue as long as the Net Cash Surrender Value of the Policy is sufficient to pay all the deductions each month. The Policy is guaranteed not to lapse, regardless of its Net Cash Surrender Value, if on each Monthly Processing Date during the first three Policy years, the sum of premiums paid less the sum of Partial Withdrawals and Policy Loans and accrued loan interest is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy month starting with the first Policy Month through and including the Policy Month which begins on the current Monthly Processing Date. The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium.

If the Guaranteed Minimum Death Benefit Provision Is Not in Effect

Unless the Guaranteed Minimum Death Benefit provision or the Special Continuation Period is in effect and all requirements have been met, the Policy including its Riders will lapse on any Monthly Processing Date that the Net Cash Surrender Value of the Policy is not sufficient to pay the monthly deductions from the Account Value. A 61-day grace period will begin on that Monthly Processing Date. See Grace Period, page 31.


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

If we do not receive full payment of the requested amount within the 61 days, the Policy and all Riders attached will lapse without value. We will withdraw any remaining balance of the Account Value from the Divisions of the Variable Account and the Guaranteed Interest Division. We will deduct amounts owed to us, including any applicable Surrender Charge, and inform the Owner that the Policy has ended.

If the Insured dies during the grace period, we will pay the Death Proceeds to the Beneficiary subject to reductions for Policy Loans, accrued loan interest, and any monthly deductions due.

If the Guaranteed Minimum Death Benefit Provision Is in Effect

After the Special Continuation Period if the Guaranteed Minimum Death Benefit is in effect, the Stated Death Benefit of the Policy will not lapse during the Guarantee Period even if the Net Cash Surrender Value is not sufficient to cover all the deductions from the Account Value on any Monthly Processing Date. See Guaranteed Minimum Death Benefit Provision, page 23.

The benefits provided by Riders attached to the Policy and any amount by which the Base Death Benefit exceeds the Stated Death Benefit are not protected by the Guaranteed Minimum Death Benefit Provision. Therefore, these benefits will lapse if the Net Cash Surrender Value is not sufficient to cover all the deductions from the Account Value on any Monthly Processing Date (unless the Policy is in the three-year Special Continuation Period).

While the Guaranteed Minimum Death Benefit applies, unless the Policy is in the three-year Special Continuation Period, the Account Value may be reduced by monthly deductions, but not below zero. Any monthly deductions during the Guarantee Period which would reduce the Account Value below zero will be waived permanently.

The Guaranteed Minimum Death Benefit will be terminated if the Policy does not meet the monthly premium or diversification tests as explained in Requirements to Maintain the Guarantee Period, page . If the Guaranteed Minimum Death Benefit is terminated, the normal test for lapse will resume.

Grace Period

If the following conditions occur as of a Monthly Processing Date, the Policy will enter into the 61-day Grace Period:

(i)   The Net Cash Surrender Value is zero or less;

(ii)  The Guarantee Period has expired or been terminated; and

(iii) The three-year Special Continuation Period has expired or the required premium has not been paid.

We will, at least 30 days before the end of a grace period, notify the Owner or any assignee in writing at the last known address on our records that the grace period has begun. The notification will include the amount of premium payment necessary to reinstate the Policy and all Riders attached. The premium required to reinstate the Policy is generally the amount of past due charges plus the amount that will cover estimated monthly deductions for the Policy and all attached Riders for the following two months. If we receive payment of this amount before the end of the grace period, we will use it to make the overdue deductions. Any balance remaining will be applied to the Account Value in the same manner as other premium payments.

Reinstatement

If the Policy Owner fails to pay sufficient premiums prior to the end of the Grace Period, the Policy and its Riders, other than the Guaranteed Minimum Death Benefit, may be reinstated within five years after the Grace Period. Unless otherwise required by state law, we will reinstate the Policy and any Riders if:

(i)   The Policy has not been surrendered for its Net Cash Surrender Value;

(ii) Satisfactory evidence is provided to us that the Insured and the Insureds under any Riders are still insurable according to our normal rules of underwriting for this type of Policy; and

(iii) We receive a premium payment sufficient to keep the Policy and its Riders in force from the beginning to the end of the grace period and for two months following the date of the reinstatement, unless required differently by state law.

The reinstatement will be effective as of the Monthly Processing Date following our approval of the reinstatement application. Upon reinstatement of the Policy, the Surrender Charges will be reinstated for the amount and duration remaining at the time the Policy lapsed. We also will reinstate any Policy Loan which existed when coverage ended, with accrued loan interest to the date of lapse. Net Premiums received after reinstatement will be allocated according to the premium allocation instructions in effect at the start of the grace period or as otherwise directed by the owner.

Once terminated, the Guaranteed Minimum Death Benefit cannot be reinstated.

CHARGES, DEDUCTIONS AND


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

REFUNDS

Deductions from Premiums

Unless a loan is outstanding (see Policy Loans, page 28 ), payments received before the Maturity Date are considered to be premiums. Certain expenses are deducted from premium payments. The Net Premium is then added to the Account Value. The expenses which are deducted from premiums include the tax charges and the sales charge.

Tax Charges

Most states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. We currently deduct an amount equal to 2.5% of each premium to pay applicable premium taxes. The 2.5% rate approximates the average tax rate we expect to pay on premiums from all states.

A charge currently equal to 1.5% of each premium payment is deducted to cover our estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums we receive. This charge for deferred acquisition costs is reasonable in relation to Security Life's increased Federal income tax burden resulting from the receipt of premium payments, under Internal Revenue Code Section 848.

Except as limited by state law, we reserve the right to increase or decrease the premium expense charge for taxes due to any change in tax law. We further reserve the right to increase or decrease the premium expense charge for the Federal income tax treatment of deferred acquisition costs due to any change in the cost to us.

Sales Charge

A percentage of each premium is deducted to compensate us for a portion of the cost of selling the Policy. The percentage deducted is determined by the Insured's Age on the Policy Date or the date of an increase in coverage:

      Age of Insured                Sales Charge Percentage
      --------------                -----------------------
           0 - 49                           2.25%
          50 - 59                           3.25%
          60 - 85                           4.25%

These deductions from premiums are only a part of the total sales charge that will be assessed against the Account Value if the Policy is surrendered during the first 14 Policy years or the first 14 Policy years following an increase to the Stated Death Benefit. See Surrender Charge, page 34.

For a Policy with multiple Segments, premiums paid are allocated to the Segments in the same proportion as the guideline annual premium (as defined by the Federal income tax law) for each segment bears to the total guideline annual premium for the Stated Death Benefit.

The sales charge covers the costs of distribution, of preparing our sales literature, promotional expenses, and other direct and indirect expenses. The amount of this charge cannot be specifically related to sales expenses in a particular year since we recover these costs over the period the Policies remain in effect. We pay the sales expenses from our own resources, including this sales charge, any Surrender Charges we may collect, and any profit we may earn on the other charges deducted under the Policy. The sales charge may be reduced or waived for certain group or sponsored arrangements or corporate purchasers.

Daily Deductions from the Variable Account

Mortality and Expense Risk Charge

Each day a charge is deducted for the mortality and expense risks we assume. This charge is equal to 0.002055% per day of the amount in the Divisions of the Variable Account, which is equivalent to an annual rate of 0.75% of the portion of the Account Value allocated to the Variable Account.

We assess the mortality and expense risk charge to compensate us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet our actual claims. The expense risk we assume is that other expenses we incur in issuing and administering the Policies and operating the Variable Account will be greater than the amount we estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. We may use this profit for other purposes, including any distribution expenses not covered by the sales charge or sales Surrender Charge.

This charge is not assessed against the amount of the Account Value which is allocated to the Guaranteed Interest Division, nor to amounts in the Loan Division. We credit the Account Value with a persistency refund equivalent to 0.5% per year for each Segment that has been in force for at least ten Policy years, which effectively reduces the charge for mortality and expense risks. See Persistency Refund, page 34.

Monthly Deductions from the Account Value

The following charges are deducted from the Account Value on


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

each Monthly Processing Date. These deductions are taken from the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the total Net Account Value as of the Monthly Processing Date.

Initial Policy Charge

The initial Policy charge is $10 per month for the first three Policy years. This charge covers such costs as application processing, medical examinations, establishment of Policy records and insurance underwriting costs. This charge is designed to reimburse us for expenses and we do not expect to gain from it.

Monthly Administrative Charge

This charge is comprised of a per Policy charge of $3 per month plus a charge of $0.0125 per thousand of Stated Death Benefit (or Target Death Benefit, if greater), and is guaranteed never to exceed this amount. The per thousand charge is limited to $15 per month. This charge is designed to cover the ongoing costs such as premium billing and collections, claim processing, Policy transactions, record keeping, reporting and other communications with Owners, and other expenses and overhead. This charge is designed to reimburse us for expenses and we do not expect to gain from it.

Cost of Insurance Charges

The cost of insurance charges compensate us for the anticipated cost of paying the amount of the Death Proceeds that exceeds the Account Value upon the death of the Insured. The cost of insurance charges are calculated monthly, and equal our current monthly cost of insurance rate times the Net Amount at Risk for each portion of the death benefit. Net Amount at Risk for each portion of the death benefit is calculated at the beginning of the Policy month. The Net Amount at Risk for the Base Death Benefit is equal to the difference between the current Base Death Benefit and the amount of the Account Value. For this purpose, the amount of the Account Value is determined after deduction of charges and Rider charges due on that date, other than cost of insurance charges for the Base Death Benefit, any Adjustable Term Insurance Rider and Waiver of Cost of Insurance Rider. The Net Amount at Risk for the Adjustable Term Insurance Rider is equal to the amount of the benefit provided. If the Base Death Benefit at the beginning of the month is increased due to the requirements of Federal income tax law definition of life insurance, Net Amount at Risk for the Base Death Benefit that month will also increase, and the Net Amount at Risk for the Adjustable Term Insurance Rider will be reduced. Therefore, the amount of the cost of insurance charges will vary from month to month with changes in the Net Amount at Risk, changes in the makeup of the death benefit, and with the increasing Age of the Insured.

The cost of insurance rates are based on the Age, sex and Premium Class of the Insured on the Policy Date or at the time a Base coverage segment is added. Unisex rates are used where appropriate under applicable law, including the state of Montana and Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. Net Amount at Risk is allocated to Segments in the same proportion that each Segment bears to the total Stated Death Benefit for all coverage segments as of the Monthly Processing Date. Separate cost of insurance rates apply to the Base Death Benefit, the Adjustable Term Insurance Rider and any additional Segments. In addition, rates are greater for Policies with Stated Death Benefit (or Target Death Benefit, if any) that is less than $100,000 on the Policy Date. We may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in the Policy. These rates are based on the 1980 Commissioner's Standard Ordinary Mortality Tables.

We may offer Policies on a guaranteed issue basis under certain group or sponsored arrangements. If an eligible group or sponsored arrangement purchases Policies on a guaranteed issue basis, the Policies will be issued up to a predetermined face amount, with minimal evidence of insurability. Policies issued on a guaranteed issue basis may present different mortality costs to us compared to underwritten Policies. We may charge different cost of insurance rates and use different rating standards for guaranteed issue Policies. The cost of insurance charges may depend on the issue Age of the Insured, the size of the group, and the total premium to be paid by the group. Under most guaranteed issue Policies, the overall charges for insurance will be higher than under a comparable underwritten Policy issued in the preferred nonsmoker, standard nonsmoker, or standard smoker class. This means that an Insured may be able to obtain individual underwritten insurance coverage at a lower overall cost.

Charges for Additional Benefits

The cost of additional benefits added by Rider will be deducted monthly on the Monthly Processing Date. We may change these charges, but the Schedule contains tables showing the guaranteed maximum rates. See Additional Benefits, page 24.

Guaranteed Minimum Death Benefit Charge

If the Guaranteed Minimum Death Benefit is elected, we currently charge $0.005 per thousand of Stated Death Benefit each month during the Guarantee Period. This charge is guaranteed never to exceed $0.01 per thousand of Stated Death Benefit each month.

Changes in Monthly Charges


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

Any changes in the cost of insurance charges or charges for additional benefits or the guaranteed minimum death benefit charge will be made by class of Insured and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes. In no event will they exceed the guaranteed maximum rates defined in the Policy.

Policy Transaction Fees

In addition to the deductions described above, we charge fees for certain Policy transactions.

Transaction fees are taken from the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the Net Account Value immediately after the transaction.

Partial Withdrawal

A service fee equal to the lesser of $25 or 2% of the amount requested will be charged against the Account Value for each Partial Withdrawal. In addition, a Surrender Charge may apply. See Partial Withdrawals, page 29.

Transfers

We charge a fee of $25 for each additional transfer beyond the first 12 in a Policy year. All transfers included in one transfer request count as a single transfer when we calculate the fee. There will not be a transfer fee if transferring the Account Value into the Guaranteed Interest Division pursuant to the Exchange Right provided by this Policy. See Transfers of Account Values, page 27, and Right to Exchange Policy, page 12.

Allocation Changes

We charge a $25 fee each time the premium or automatic rebalancing allocation is changed more than five times each per Policy year.

Illustrations

We reserve the right to charge a fee, not to exceed $25, for each Policy illustration in excess of one per Policy year.

Persistency Refund


Long-term Owners of FirstLine will receive a persistency refund, where permitted by state law.


Each month the Policy or a Segment remains in force after its tenth Policy anniversary, we will credit the Account Value with a refund equivalent to 0.5% of the Account Value on an annual basis for that Segment (0.04167% monthly). The Account Value will be allocated to each Segment based upon the number of completed Policy years that Segment has been in force and the size of the guideline annual premium as defined by the Federal income tax law definition of life insurance.

The Persistency refund will be added to the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the Net Account Value as of the Monthly Processing Date.

The following is an example of how the persistency refund affects the Account Value each month if the policy has no loan:

Account Value = $10,000 (all in the Variable Divisions)

Monthly persistency refund Rate = .0004167

Persistency refund = 10,000 x .0004167 = $4.17

                  Before            After
                  Persistency       Persistency
                  Refund            Refund
                  ------            ------
Variable
Divisions         $10,000.00        $10,004.17

The following is an example of how the persistency refund affects the Account Value each month if the Policy has a loan:

Account Value = $10,000

Account Value in the Variable Divisions = $5,000

Account Value in the Loan Division = $5,000

Monthly persistency refund Rate = .0004167

Persistency refund = 10,000 x .0004167 = $4.17

                  Before            After
                  Persistency       Persistency
                  Refund            Refund
                  ------            ------
Variable
Divisions         $5,000.00         $5,004.17

Loan Division     $5,000.00         $5,000.00

Surrender Charge

We assess a Surrender Charge against the Account Value upon surrender, reduction in Stated Death Benefit or lapse in the first


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

14 Policy years, or the 14 Policy years following an addition of a new Segment. The Surrender Charge is designed to recover our expenses from issuing and distributing Policies. The Surrender Charge consists of two parts: an administrative Surrender Charge and a sales Surrender Charge.

During the first 14 years of the Policy or within 14 years of adding a Segment, if the Owner requests a decrease to the Stated Death Benefit of the Policy or takes a Partial Withdrawal which decreases the Stated Death Benefit, we will deduct a portion of the Surrender Charge from the Account Value. The amount of the Surrender Charge which will be deducted from the Account Value is the Surrender Charge in effect before the reduction minus the Surrender Charge in effect after the reduction.

A decrease to the Stated Death Benefit as a result of a change to the death benefit option does not result in a Surrender Charge deduction from the Account Value and future Surrender Charges will not be reduced.

An increase to the Stated Death Benefit as a result of a change to the death benefit option does not result in an increase in the maximum sales Surrender Charge. All other increases in Stated Death Benefit will increase the maximum sales and administrative Surrender Charges.

If the maximum Surrender Charge is changed, we will send a new Schedule showing the new maximum Surrender Charge. Maximum Surrender Charges apply only if the Policy is surrendered or lapses (after paying enough premiums to reach the maximum Surrender Charge).

The amount of the administrative Surrender Charge and the maximum sales Surrender Charge stays level for the first seven Policy years following the effective date of a coverage segment. It then decreases at the beginning of each subsequent Policy year by 12.5% of the amount in effect at the end of the seventh Policy year until it reaches zero at the beginning of the 15th year or the year in which the Insured reaches Age 98, whichever is earlier.

Administrative Surrender Charge

The administrative Surrender Charge is a dollar amount for each $1,000 of Stated Death Benefit. This dollar amount is based on the Insured's Age at the Policy Date or the time that a new Stated Death Benefit coverage segment is added:

                      Administrative Surrender Charge Per
Insured's Age         Thousand of Stated Death Benefit
-------------         --------------------------------

    0 - 39                          $2.50
   40 - 49                          $3.50
   50 - 59                          $4.50
   60 - 69                          $5.50
   70 and above                     $6.50

For example, the administrative Surrender Charge will be $350 for a Policy with a Stated Death Benefit of $100,000 if the Insured is 40 on the Policy Date.

During the first 14 Policy years or within 14 Policy years of adding a Segment, if a decrease to the Stated Death Benefit is requested or a Partial Withdrawal is taken which causes the Stated Death Benefit to decrease, the administrative Surrender Charge will decrease in the same proportion that the Stated Death Benefit decreases. The amount by which the Administrative Surrender charge decreases will be deducted from the Account Value.

The administrative Surrender Charge is designed to cover part of the administrative expenses, such as application processing, establishment of Policy records and insurance underwriting costs. It also includes costs associated with the development and operation of our systems for administering the policies. We do not expect to profit from the administrative Surrender Charge.

Sales Surrender Charge

The sales Surrender Charge is calculated for each Segment by allocating premiums paid to Segments in the same proportion that the guideline annual premium for each Segment (as defined by the Federal income tax laws) bears to the sum of the guideline annual premiums for all Segments. The sales Surrender Charge is 25% of paid premiums up to the Target Premium for the Segment without any substandard ratings (Base Standard Target Premium) plus 5% of premiums paid in the first seven Policy years following the effective date of a coverage Segment in excess of the Base Standard Target Premium for the Segment. The sales Surrender Charge will not exceed 50% of the Base Standard Target Premium. Target Premiums are not based on the Scheduled Premium. Target Premiums are actuarially determined based on the Age and sex of the Insured. The Target Premium for the Policy and any Segments added since the Policy Date will be listed in the Schedule.

The maximum sales Surrender Charge for the Stated Death Benefit will be shown in the Schedule attached to the Policy.

Upon a decrease in the Stated Death Benefit (other than due to a change in the death benefit option) the Target Premium for each Segment will be reduced in the same proportion that the Stated Death Benefit is reduced.

If the new Target Premium for each Segment is greater than or equal to the paid premiums which are allocated to the Segment, the maximum sales Surrender Charge in the future will be reduced, but a sales Surrender Charge will not be deducted from


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

the Account Value.

If the new Target Premium for each Segment is less than the sum of the paid premiums which are allocated to the Segment, the maximum sales Surrender Charge in the future will be reduced and a sales Surrender Charge will be deducted from the Account Value. The new sales Surrender Charge will be recalculated as if the new Target Premium was always in effect for the Segment. A deduction equal to the difference between the sales Surrender Charge prior to the decrease less the sales Surrender Charge after the decrease will be taken from the Account Value.

Upon a Partial Withdrawal which causes the Stated Death Benefit to be reduced, or a requested decrease to the Stated Death Benefit occurring more than seven years following the Policy Date or the date a Segment is added, the maximum sales Surrender Charge in the future will be reduced in the same proportion that the Stated Death Benefit is reduced.

The amount of the sales Surrender Charge in a Policy year is not related to our actual sales expenses in that year. To the extent sales expenses are not covered by the sales Surrender Charge, we will cover them from other funds.

Calculation of Surrender Charge  Examples:

If the Stated Death Benefit is $100,000 for an Insured Age 45 on the Policy Date and the Target Premium on this Policy is $1,500, the actual Surrender Charge assuming that a $1,000 premium is paid each Policy year is shown in the table below:

         Policy Year    Administrative Surrender  Sales Surrender Charge   Actual Surrender
                                Charge                                         Charge
             1                  $350.00                  $250.00              $ 600.00
             2                   350.00                   400.00                750.00
             3                   350.00                   450.00                800.00
             4                   350.00                   500.00                850.00
             5                   350.00                   550.00                900.00
             6                   350.00                   600.00                950.00
             7                   350.00                   650.00               1000.00
             8                   306.25                   568.75                875.00
             9                   262.50                   487.50                750.00
            10                   218.75                   406.25                625.00
            11                   175.00                   325.00                500.00
            12                   131.25                   243.75                375.00
            13                    87.50                   162.50                250.00
            14                    43.75                    81.25                125.00
            15                     0.00                     0.00                  0.00

If the Stated Death Benefit is reduced on the third Policy anniversary to $90,000, the Target Premium will be reduced proportionately and will equal $1,350 (90% of $1,500). A sales Surrender Charge in the amount of $30 (the difference between the sales Surrender Charge immediately prior to the decrease and the sales Surrender Charge calculated assuming the new Target Premium was always in effect for the Policy) and an administrative Surrender Charge in the amount of $35 ($350 - $315 where $315 is equal to 90% of the original administrative Surrender Charge of $350) will be deducted from the Account Value. The resulting actual Surrender Charge for each Policy year is shown below:


         Policy Year    Administrative Surrender  Sales Surrender Charge   Actual Surrender
                                Charge                                         Charge
             1                   $350.00                 $250.00              $600.00
             2                    350.00                  400.00               750.00
             3                    350.00                  450.00               800.00
             4                    315.00                  470.00               785.00
             5                    315.00                  520.00               835.00
             6                    315.00                  570.00               885.00
             7                    315.00                  620.00               935.00
             8                    275.63                  542.50               818.13


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FirstLine                              36

             9                    236.25                  465.00               701.25
            10                    196.88                  387.50               584.38
            11                    157.50                  310.00               467.50
            12                    118.13                  232.50               350.63
            13                     78.75                  155.00               233.75
            14                     39.38                   77.50               116.88
            15                      0.00                    0.00                 0.00

Charges From Portfolios

The Variable Account purchases shares of the Portfolios at net asset value. The price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolio. The following table describes these investment management fees and other direct expenses of the Portfolios.


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

Portfolio Annual Expenses  (As a Percentage of Portfolio Average Net Assets)(1)

                                                        Investment                         Total Portfolio
                  Portfolio                           Management Fees    Other Expenses       Expenses
                  ---------                           ---------------    --------------       --------

Neuberger & Berman Advisers Management Trust(2)
Limited Maturity Bond Portfolio                            0.65%              0.12%            0.77%
Growth Portfolio                                           0.83%              0.07%            0.90%
Partners Portfolio                                         0.80%              0.06%            0.86%
The Alger American Fund
Alger American Small Capitalization Portfolio              0.85%              0.04%            0.89%
Alger American MidCap Growth Portfolio                     0.80%              0.04%            0.84%
Alger American Growth Portfolio                            0.75%              0.04%            0.79%
Alger American Leveraged AllCap Portfolio                  0.85%              0.15%            1.00%(3)
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                       0.60%              0.09%            0.69%(4)
VIP Overseas Portfolio                                     0.75%              0.17%            0.92%(4)
VIP Money Market Portfolio                                 0.21%              0.10%            0.31%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                             0.55%              0.10%            0.65%(4)
VIP II Index 500 Portfolio                                 0.24%              0.04%            0.28%(5)
INVESCO Variable Investment Funds, Inc.
INVESCO VIF - Total Return Portfolio                       0.75%              0.17%            0.92%(6), (7)
INVESCO VIF - Industrial Income Portfolio                  0.75%              0.16%            0.91%(6), (8)
INVESCO VIF - High Yield Portfolio                         0.60%              0.23%            0.83%(6), (9)
INVESCO VIF - Utilities Portfolio                          0.60%              0.39%            0.99%(6), (10)
INVESCO VIF - Small Company Growth Fund                    0.75%              0.25%            1.00%(6), (11)
Van Eck Worldwide Insurance Trust
Worldwide Hard Assets Fund                                 1.00%              0.17%            1.17%(12)
Worldwide Real Estate Fund                                 0.00%              0.00%            0.00%(13)
Worldwide Emerging Markets Fund                            0.80%              0.00%            0.80%(14)
Worldwide Bond Fund                                        1.00%              0.12%            1.12%
AIM Variable Insurance Funds, Inc.
AIM VI - Capital Appreciation                              0.64%              0.09%            0.73%
AIM VI - Government Securities                             0.50%              0.41%            0.91%



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(1)   The preceding Portfolio expense information was provided to us by the
      Portfolios, and we have not independently verified such information. These Portfolio expenses are not direct charges against Division assets or reduction from Contract values; rather these Portfolio expenses are taken into consideration in computing each underlying Portfolio's net asset value, which the share price used to calculate the unit values of the Divisions. For a more complete description of the Portfolios' costs and expenses, see the prospectuses for the Portfolios.


(2) Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, the "Other Expenses" includes all other expenses of the Portfolio and its corresponding series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has voluntarily undertaken to limit the Portfolios' compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed 1% of the Portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the Portfolios.



(3) The Alger American Leverage AllCap Portfolio's "Other Expenses" includes 0.04% of interest expense.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Growth Portfolio, 0.90% for Overseas Portfolio, and 0.64% for Asset Manager Portfolio.



(5) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.



(6) The Portfolios' custodian fees were reduced under an expense offset arrangement. In addition, certain expenses of the Portfolios' are being absorbed voluntarily by INVESCO Funds Group, Inc. ("IFG"). The above ratios reflect total expenses, less expenses absorbed by IFG, prior to any expense offset.



(7) Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 1.10%, 1.30% and 2.51%, respectively, and the ratio of net investment income to average net assets would have been 2.89%, 3.08% and 2.41%, respectively.



(8) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been .097%, 1.19%, and 2.31%, respectively, and the ratio of net investment income to average net assets would have been 2.12%, 2.63% and 2.22%, respectively.



(9) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.94%, 1.32% and 2.71%, respectively, and the ratio of net investment income to average net assets would have been 8.56%, 8.74% and 7.05%, respectively.



(10) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.07%, 5.36% and 57.13%, respectively, and the ratio of net investment income to average net assets would have been 1.84%, (1.28%) and (52.86%) respectively.



(11) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 35.99% and the ratio of net investment income to average net assets would have been (34.86%).



(12) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.18%, and 1.18%, respectively.



(13) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 3.92%, and 4.92%, respectively.



(14) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.34%, and 1.34%, respectively.


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

Group or Sponsored Arrangements or Corporate Purchasers

This Policy is available for purchase by individuals, corporations or other institutions. Group arrangements include those in which a trustee, an employer, or an association either purchases Policies covering a group of individuals on a group basis or endorses the Policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Policies to its employees or members on an individual basis.

For group or sponsored arrangements (including home office employees of Security
Life) and for corporate purchases or special exchange programs which Security Life may offer from time to time, we may reduce or eliminate the Surrender Charge, the length of time a Surrender Charge applies, the administrative charge, the minimum Stated Death Benefit, the maximum Target Death Benefit, the Minimum Annual Premium, the Target Premium, the sales charges, cost of insurance charges, or other charges normally assessed to reflect the expected economies resulting from a group or sponsored arrangement or a corporate purchaser. We also may allow Partial Withdrawals to be taken without a Surrender Charge.

Our costs for sales, administration and mortality generally vary with the size and stability of the group, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements. We will make any reductions according to our rules in effect when an application form for a Policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge, administrative charge or other charges, fees and privileges will reflect differences in costs or services and will not be unfairly discriminatory.

Group and sponsored plan rates are negotiated independently between Security Life and its reinsurers; thus, the rates will vary depending on group or plan size, general insurability, and underwriting standards as defined for group purposes. The negotiated rates are subject to conditions and underwriting standards which are available to Security Life at the time of sale and which reflect our costs and services. Such rates and standards shall not be unfairly discriminatory.

Other Charges

Under current law we pay no tax on investment income and capital gains reflected in variable life insurance policy reserves (except to the extent the Federal deferred acquisition cost may be considered such a tax). Consequently, no charge is currently being made to any Division of our Variable Account for our Federal income taxes. We reserve the right, however, to make such a charge in the future if the tax law changes and we incur Federal income tax which is attributable to the Variable Account.

We must pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At the present time, these taxes are not substantial. However, if these taxes increase, we reserve the right to charge for such taxes when they are attributable to our Variable Account.

TAX CONSIDERATIONS

The following discussion provides a general description of the Federal income tax consequences of the Policy, based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS. This discussion is general in nature, and should not be considered tax advice. Further, it is not intended to present an exhaustive survey of all the tax issues that might arise under the Policy. Because of the complexity of the laws and the fact that tax results will vary according to the particular circumstances of the Owner, a legal or tax adviser should be consulted prior to purchasing the Policy.

Life Insurance Definition

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth the definition of a life insurance contract for Federal tax purposes. The entire death benefit of a life insurance contract is excludable from gross income of the beneficiary under Section 101(a)(l) of the Code. However, there are exceptions to this general rule such as transfers for value and distributions from a policy owned by a qualified plan. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be adopted is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.

Section 7702 provides that if one of two alternate tests are met, a Policy will be treated as a life insurance policy for Federal income tax purposes. These tests are referred to as the "Cash Value Accumulation Test" and the "Guideline Premium/Cash Value Corridor Test."


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

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to Account Value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the Insured's Age, sex, and Premium Class at any point in time, multiplied by the Account Value. See Appendix A, page 155, for a table of the Cash Value Accumulation Test factors.

The Guideline Premium/Cash Value Corridor Test provides for a maximum premium in relation to the Death Benefit, and a minimum "corridor" of death benefit in relation to Account Value. In most situations, the death benefit that results from the Guideline Premium/Cash Value Corridor Test will ultimately be less than the amount of death benefit required under the Cash Value Accumulation Test. See Appendix B, page 163, for a table of the Guideline Premium/Cash Value Corridor Test factors.

This Policy allows the Owner to choose, at the time of application, which of these tests will apply to the Policy. A choice of tests is irrevocable. Regardless of which test is chosen, we will at all times assure that the Policy meets the statutory definition which qualifies the Policy as life insurance for Federal income tax purposes. In addition, as long as the Policy remains in force, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until there is a distribution from the Policy, such as a Partial Withdrawal or loan.

The favorable tax treatment of Section 101(a) will not apply to benefits paid at maturity of the Policy (age 100). See Benefits at Maturity page 25. Also, any interest payment accrued on Death Proceeds paid either as a lump sum or other than in one lump sum may be subject to tax. See Settlement Provisions, page 48.

The Federal government has in the past and may in the future consider new legislation or regulations that, if enacted, could change the Federal income tax treatment of life insurance policy income, exchanges, transfers, or death benefits. Any such change could have a retroactive effect. Such concerns should be addressed by a legal or tax adviser.

Diversification Requirements

In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury set the standards for measuring the adequacy of this diversification. To be adequately diversified, each Division of the Variable Account must meet certain tests. A variable life policy that is not adequately diversified under these regulations would not be treated as life insurance under Section 7702 of the Code. If this were to occur, the Owner would be subject to Federal income tax on the income under the Policy as it is earned. The Portfolios in which the Variable Account invests have provided certain assurances that they will meet the applicable diversification standards.

In certain circumstances, Owners of variable life insurance contracts may be considered the Owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract Owner will be considered the Owner of separate account assets if the contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury also announced, in connection with the issuance of temporary regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as Owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Policy Owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Policy values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, Security Life does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. Security Life therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

Modified Endowment Contracts

Code Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts", which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums


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

paid at any time during the first seven Policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven, level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and the Account Value at the time of such change and the additional premiums paid in the seven years following the material change.


The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be fully described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent adviser to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. To the extent possible, to keep the Policy from being treated as a "modified endowment contract" for Federal tax purposes, the provisions of the Policy shall be interpreted to prevent the Policy from being subject to such treatment. We reserve the right to amend the Policy to reflect any clarifications that may be needed or are appropriate, including any rider, to achieve this objective. Security Life will, however, monitor Policies and will attempt to notify an Owner on a timely basis if the Owner's Policy becomes a Modified Endowment Contract.


Tax Treatment of Premiums

No tax deduction is allowed for premiums paid on any life insurance policy covering the life of any officer or employee, or of any person financially interested in any business carried on by the taxpayer, when the taxpayer is a beneficiary (directly or indirectly) under such policy.

Consult your tax adviser for advice on the availability of deductions.

Loans, Lapses, Surrenders and Withdrawals

If the Policy Is Not a Modified Endowment Contract

If a Policy is not a Modified Endowment Contract, as long as it remains in force, a loan under the Policy will be treated as indebtedness and no part of the loan will be subject to current Federal income tax. Interest paid (or accrued by an accrual basis taxpayer) on the loan may or may not be tax deductible. Consult your tax adviser for advice on the availability of deductions.

Any time a Policy is surrendered or lapses, the excess, if any, of the Cash Surrender Value over the Owner's "investment in the Policy" will be subject to Federal income tax as ordinary income. "Investment in the Policy" means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus
(ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner. It is important to note that for this calculation, if the Policy terminates while a Policy Loan is outstanding, the total amount of the loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. As a result, in certain circumstances this may result in taxable income to the Owner even though the Policy has no Net Cash Surrender Value.

Proceeds received on a Partial Withdrawal may or may not be taxable depending on the Owner's particular circumstances. During the first 15 Policy years, the proceeds from a Partial Withdrawal could be subject to Federal income tax to the extent the Cash Surrender Value exceeds investment in the Policy. The portion subject to tax will depend upon the ratio of the death benefit to Account Value under the Policy and the Age of the Insured at the time of the withdrawal. After the first 15 Policy years, the proceeds from a Partial Withdrawal will not be subject to Federal income tax except to the extent such proceeds exceed investment in the Policy.

If the Policy Is a Modified Endowment Contract

If a Policy is a Modified Endowment Contract, any pre-death distribution from the Policy will be taxed on an "income-first" basis, similar to the treatment of annuities for individuals. Distributions for this purpose include a surrender, Partial Withdrawal or Policy Loan, including any increase in a loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan. Any such distributions will be considered taxable income to the Owner to the extent the Account Value exceeds investment in the Policy immediately before the distribution. All Modified Endowment Contracts that are issued by Security Life (and its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Code section 72(c).

A 10% penalty tax will also apply to the taxable portion of a distribution from a Modified Endowment Contract, unless an exception applies. The penalty tax will not apply to distributions (i) when the taxpayer is at least 59 1/2 years of age, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic payments, made at least annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of


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

the taxpayer and his or her beneficiary. Since these exclusions do not apply to corporations or other business entities, the 10% penalty tax would always apply to these types of Owners. If the Policy is surrendered, the excess, if any, of the Cash Surrender Value over investment in the Policy will be subject to Federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

If a Policy was not originally a Modified Endowment Contract but later becomes one, distributions that occur during the Policy year it becomes a Modified Endowment Contract and any subsequent Policy year will be taxed as described in the two preceding paragraphs. In addition, any distributions from the Policy made within two years before it becomes a Modified Endowment Contract will be treated as having been made in anticipation of the change and will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment could later become taxable as a distribution from a Modified Endowment Contract. The Treasury has been authorized to prescribe rules which would address this issue.

Alternative Minimum Tax

For purposes of the alternative minimum tax adjusted current earnings adjustment, special rules apply with respect to life insurance contracts. Under these rules, death benefit proceeds are taken into account, increases in cash value attributable to investment performance are taken into account currently and the distribution tax rules apply in a modified form.

Section 1035 Exchanges

Section 1035 of the Internal Revenue Code generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy or for an endowment or annuity contract. We accept
Section 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

Tax-exempt Policy Owners

Special rules may apply in the case of a Policy owned by a tax-exempt entity. Accordingly, tax-exempt entities should consult with a tax adviser regarding the consequences of purchasing and owning a Policy, including the effect, if any, on the tax-exempt status of the entity and the application of the unrelated business income tax.

Changes to Comply with Law

To assure that the Policy continues to qualify as life insurance under the Code, we reserve the right to decline to accept all or part of any premium payments, to decline to change death benefits, or to decline to make Partial Withdrawals that would cause the Policy to fail to qualify. We also may make changes in the Policy or its Riders, require additional premium payments, or make distributions from the Policy to the extent we deem necessary to qualify the Policy as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. The Policy Owner will be given advance notice of such changes.

The tax law limits the allowable charges for mortality costs and other expenses that may be used in making calculations to determine whether a Policy qualifies as life insurance for Federal income tax purposes. These calculations must be based upon reasonable mortality charges and other charges reasonably expected to be paid. The Treasury has issued proposed regulations on the reasonableness standards for mortality charges. Security Life believes that the charges used for this purpose in the Policy should meet the current requirement for reasonableness. Security Life reserves the right to make modifications to the mortality charges if future regulations contain standards which make modification necessary in order to continue qualification of the Policy as life insurance for Federal income tax purposes.

In addition, assuming that the Policy is not intended by the Owner to be or become a Modified Endowment Contract, we will include an endorsement to the Policy whereby we reserve the right to amend the Policy, including any Rider, to assure that the Policy continues to comply with the seven-pay test for Federal income tax purposes. If at any time the premium paid under the Policy exceeds the seven-pay limit, we reserve the right to remove such excess premium or make any appropriate adjustments to the Policy's Account Value and death benefits. Any death benefit increase will cause an increase in the cost of insurance charges.

Other

The Policies may be used in various arrangements, including qualified plans, non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, the Owner should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

We are required to withhold income taxes from any portion of the amounts received by individuals in a taxable transaction,


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

unless an election is made in writing not to have withholding apply. If the election not to have withholding is made, or if the amount withheld is insufficient, income taxes, and possibly penalties, may have to be paid later.

Federal estate and gift taxes and state and local inheritance, estate, and other tax consequences of ownership or receipt of Policy benefits depend on the particular jurisdiction and the circumstances of each Owner and Beneficiary.

Qualified Legal or Tax Advisers Should Be Consulted for Complete Information on Federal, State, Local, and Other Tax Considerations.

ADDITIONAL INFORMATION ABOUT THE POLICY

Voting Privileges

We invest the assets in the Divisions of the Variable Account in shares of the corresponding Portfolios. See Investment Objectives of the Portfolios, page 15. Security Life is the legal owner of the shares held in the Variable Account and, as such, has the right to vote on certain matters. Among other things, we may vote on any matters described in the Fund's current prospectus or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, to the extent required by the interpretations of the SEC, we give Owners the opportunity to tell us how to vote the number of shares that are attributable to their Policy. We will vote those shares at meetings of Portfolio shareholders according to their instructions. We also will vote any Portfolio shares that are not attributable to the Policies and shares for which instructions from Owners were not received, in the same proportion that Owners vote. If the Federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of a Portfolio in our own right or to restrict Owner voting, we reserve the right to do so.

Owners may participate in voting only on matters affecting the Portfolios in which the Owner's assets have been invested. We determine the number of Portfolio shares in each Division that are attributable to the Policy by dividing the amount in the Account Value allocated to that Division by the net asset value of one share of the corresponding Portfolio. The number of shares as to which instructions may be given will be determined as of the record date set by the Portfolio's Board for the Portfolio's shareholders meeting. We count fractional shares. Owners having a voting interest will be sent proxy material and a form for giving us voting instructions.

All Portfolio shares are entitled to one vote. The votes of all Portfolios are cast together on an aggregate basis, except on matters where the interests of the Portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one Portfolio is not needed in order to make a decision in another Portfolio. Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular Portfolio or approval of an investment advisory agreement. Shareholders in a Portfolio not affected by a particular matter generally would not be entitled to vote on it.

The Boards of the Portfolios and Security Life and any other insurance companies participating in the Portfolios are required to monitor events to identify any material conflicts that may arise from the use of the Portfolios for variable life and variable annuity separate accounts. Conflict might arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any Portfolio, or differences in voting instructions given by owners of variable life insurance policies and variable annuity contracts. Shares of these Portfolios may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code that include cash or deferred arrangements under Section 401(k) of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners generally or certain classes of owners, and such retirement plans or participants in such retirement plans. If there is a material conflict, we will have an obligation to determine what action should be taken including the removal of the affected Portfolios from eligibility for investment by the Variable Account. We will consider taking other action to protect Owners. However, there could be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.

In certain cases, when required by state insurance regulatory authorities, we may disregard instructions relating to changes in the Portfolio's adviser or the investment policies of the Portfolios. In the event we do disregard voting instructions, we will include a summary of our actions and give our reasons in the next semi-annual report to Owners.

Under the Investment Company Act of 1940, certain actions affecting the Variable Account (such as some of those described under Right To Change Operations) may require Owner approval. In that case, Owners will be entitled to one vote for every $100 of value they have in the Divisions of the Variable Account. We will cast votes attributable to amounts in the Divisions of the Variable Account not attributable to Policies in the same proportions as votes cast by Owners.

Right to Change Operations

Subject to state limitations, the Company may from time to time, change the investment objective of, or make the following


--------------------------------------------------------------------------------
FirstLine                              44
changes to, the Variable Account:

      (i) Make additional Divisions available. These Divisions will invest in Portfolios we find suitable for the Policy.

      (ii) Eliminate Divisions from the Variable Account, combine two or more Divisions, or substitute a new Portfolio for the Portfolio in which a Division invests. A substitution may become necessary if, in our judgment, a Portfolio no longer suits the purposes of the Policy. This may also happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason, such as a declining asset base.

      (iii) Transfer assets of the Variable Account, which we determine to be associated with the class of policies to which an Owner's Policy belongs, to another Variable Account.

      (iv)  Withdraw the Variable Account from registration under the 1940 Act.

      (v) Operate the Variable Account as a management investment company under the 1940 Act.

      (vi) Cause one or more Divisions to invest in a mutual fund other than or in addition to the Portfolios.

      (vii) Discontinue the sale of Policies.

      (viii) Terminate any employer or plan trustee agreement with us pursuant to its terms.

      (ix)  Restrict or eliminate any voting rights as to the Variable Account.

      (x) Make any changes required by the 1940 Act or the rules or regulations thereunder.

No such change will be made until it becomes effective with the SEC, or without any necessary approval of the applicable state insurance departments. Owners will be notified of any changes. If Owners then wish to transfer the amount they have in that Division to another Division of the Variable Account or to the Guaranteed Interest Division, they may do so, without charge, by notifying us. At the same time, they may also change how their Net Premiums and deductions are allocated.

Reports to Owners

At the end of each Policy year we will send a report that shows the Total Policy Death Benefit (Base Death Benefit plus Adjustable Term Insurance Rider Death Benefit, if any), the Account Value, the Policy Loan plus accrued Loan Interest and Net Cash Surrender Value. We will also include information about the Divisions of the Variable Account. The report also shows any transactions involving the Account Value that occurred during the year such as deductions, and any loans or withdrawals in that year.

We also will send semi-annual reports with financial information on the Portfolios, including a list of the investments held by each Portfolio.

Confirmation notices will be sent during the year for certain Policy transactions.


OTHER GENERAL POLICY PROVISIONS

Free Look Period

Owners have the right to examine the Policy. If for any reason the Owner is not satisfied with the Policy when issued, the Policy may be returned to us or the Registered Representative within the time limit described below and it will be deemed void as of the Policy Date. A request to cancel this Policy must be postmarked no later than 10 days after it is received, or as otherwise specified by state law. If the Policy is canceled under this provision, we will refund an amount equal to the full amount of any premiums paid or as otherwise specified by state law. Insurance coverage ends when the request is sent.

The Policy

This Policy is a contract between the Owner and us. The Policy, including a copy of the original application and any applications for an increase, Riders, endorsements, Schedule pages, and any reinstatement applications make up the entire contract between us. A copy of any application as well as a new Schedule will be attached or furnished for attachment to the Policy at the time of any change in coverage. In the absence of fraud, all statements made in any application will be considered representations and are not warranties. No statement will be used to deny a claim unless it is in an application.

All changes or amendments to this Policy made by us must be signed by a president or an officer of the Company and by our secretary or assistant secretary. No other person is authorized to change the terms or conditions of this policy.

Age


--------------------------------------------------------------------------------
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

This Policy is issued at the Age stated in the Schedule. This is the Insured's Age nearest birthday, calculated as of the Policy Date. The Age of the Insured at any time is calculated by adding the number of completed Policy years to the Age shown in the Schedule.

Ownership

The original Owner is the person named in the application. The Owner can exercise all rights and receive the benefits during the Insured's lifetime before the Maturity Date. This includes the right to change the Owner, Beneficiaries, and methods for the payment of proceeds. All rights of the Owner are subject to the rights of any assignee and any irrevocable Beneficiary.

An Owner may name a new Owner by giving us written notice. The effective date of the change to the new Owner will be the date the Owner signs the notice. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. A change in ownership may cause recognition of taxable income on gain, if any, to the old Owner.

Beneficiary

The Owner names the Beneficiary when applying for the Policy. The primary Beneficiary surviving the Insured will receive any Death Proceeds which become payable. Surviving contingent Beneficiaries are paid Death Proceeds only if no primary Beneficiary has survived the Insured. If more than one Beneficiary survives the Insured, they will share the Death Proceeds equally, unless the designation provides otherwise. If there is no designated Beneficiary surviving, the Owner or Owner's estate will be paid the Death Proceeds.

The Beneficiary designation will be on file with us or at a location designated by us. The Owner may name a new Beneficiary during the Insured's lifetime. We will pay the proceeds to the most recent Beneficiary designation on file. We will not be subject to multiple payments.

Collateral Assignment

The Owner may assign this Policy as collateral security by sending written notice to us. Once it is recorded with us, the rights of the Owner and the Beneficiary are subject to the assignment, unless the Beneficiary was designated as an irrevocable Beneficiary prior to the assignment. It is the Owner's responsibility to make sure the assignment is valid.

Incontestability

We can challenge the validity of the insurance Policy if it appears that there have been material misstatements in the application. However, there are limits as to how and when we can challenge the Policy.

o We will not contest the statements in the application attached at issue after the Policy has been in effect, during the Insured's lifetime, for two years from the Policy Date or the date specified by state law.

o We will not contest the statements in the application for any reinstatement after the reinstatement has been in effect, during the Insured's lifetime, for two years from the effective date of such reinstatement.

o We will not contest the statements in the application for any coverage change that creates a new Segment or increases any benefit with respect to the Insured (such as an increase in Stated Death Benefit) after the change has been in effect, during the Insured's lifetime, for two years from the effective date of the new Segment or increase.

We have the right to rescind this policy if we issued or reinstated the Policy based on a statement in an application, including a reinstatement application, that was false or misleading.

Misstatements of Age or Sex

If the Age or sex of the Insured has been misstated, the death benefit will be adjusted. The death benefit will be adjusted to the amount which would have been purchased for the Insured's correct Age and sex based on the cost of insurance charges which were deducted from the Account Value on the last Monthly Processing Date prior to the Insured's death or as otherwise required by state law. If unisex cost of insurance rates apply, we will not make an adjustment for a misstatement of sex.

Suicide

If the Insured commits suicide within two years of the Policy Date or date of reinstatement, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of outstanding Policy Loans and accrued loan interest and minus any Partial Withdrawals, unless otherwise required by law. If the Insured has been changed and the new Insured dies by suicide within two years of the change date, the death benefit will be limited to the Net Cash Surrender Value as of the exchange date, plus the premiums paid since that date, less the sum of any increases in Policy Loan, accrued loan interest and any Partial Withdrawals since the change date. If the Insured commits suicide, while sane or insane, within two years of the effective date of a new Segment or of an increase in


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FirstLine                              46
any other benefit, we will make a limited payment to the beneficiary for the new Segment or other increase. The payment will equal the cost of insurance and any applicable monthly expense charges deducted for such increase.

Payment

We will pay the Death Proceeds, Net Cash Surrender Value upon surrender, Partial Withdrawals, and loan proceeds within seven days after we receive the information required to process the payment. We also will execute a transfer among Divisions of the Variable Account as of the Valuation Date on or next following receipt of the request at our Customer Service Center. Transfers from the Guaranteed Interest Division to the Divisions of the Variable Account will be made only within the time periods indicated in this prospectus. See Transfers of Account Values, page 27.

We may, however, postpone the processing of any such transactions at any of these times:

o     When the NYSE is closed for trading;

o     When trading on the NYSE is restricted by the SEC;

o When an emergency exists such that it is not reasonably practical to dispose of securities in the applicable Division of the Variable Account or to determine the value of its assets; or

o When a governmental body having jurisdiction over the Variable Account permits such suspension by order.

Rules and regulations of the SEC, if any, are applicable and will govern the determination as to whether the above conditions exist.

Death Proceeds are determined as of the date of death of the Insured. The Death Proceeds will not be affected by changes in the values of the Divisions of the Variable Account subsequent to the date of death of the Insured. We will pay interest at the rate declared by us or at any higher rate required by law from the date of death of the Insured to the date of payment.

Death Proceeds are not subject to deferment. However, we may defer for up to six months payment of any surrender proceeds, withdrawal amounts, or loan amounts from our Guaranteed Interest Division, unless otherwise required by law. We will pay interest at the rate declared by us or at any higher rate required by law from the date we receive the request if we delay payment more than 30 days.

Notification and Claims Procedures

We must receive in writing any election, designation, change, assignment, or request made by the Owner. It must be on a form acceptable to us. We are not liable for any action we take before we receive and record the written notice. We may require that the Policy be returned for any Policy change or upon its surrender.

In the event of an Insured's death while the Policy is in force please let us or the Registered Representative know as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, we may require proof of Age and a certified copy of a death certificate. We may also require the Beneficiary and the Insured's next of kin to sign authorization forms as part of this process. These authorization forms allow us to obtain information about the Insured, including but not limited to, medical records of physicians and hospitals used by the Insured.

Telephone Privileges

If telephone privileges have been elected in a form required by us, transfers, changes in Dollar Cost Averaging and Automatic Rebalancing, or requests for Partial Withdrawals or a Policy Loan may be made by telephoning our Customer Service Center.

Our Customer Service Center will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. A request for telephone privileges authorizes us to record telephone calls. If reasonable procedures are not used in confirming instructions, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to discontinue this privilege at any time.

Non-participating

The Policy does not participate in Security Life's surplus earnings.

Distribution of the Policies

The principal underwriter (distributor) for the policies is ING America Equities, a wholly owned subsidiary of Security Life. ING America Equities is registered as a broker-dealer with the SEC and is a member of the NASD. We pay ING America Equities for acting as the principal underwriter under a Distribution Agreement.

We sell our Policies through Registered Representatives of other broker-dealers, including VESTAX Securities Corporation, a subsidiary of ING America Insurance Holdings, Inc., and Locust


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

Street Securities, Inc., an affiliate of Security Life of Denver Insurance Company, which have entered into selling agreements with us. These Registered Representatives are also licensed by state insurance officials to sell our variable life policies. Each of the broker-dealers with which we enter into selling agreements are registered with the SEC and are members of the NASD.

Under these selling agreements, we pay a distribution allowance to the other broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. During the first Policy year, the distribution allowance may equal an amount up to 95% of the first Target Premium paid and 4% of premiums paid in excess of the first Target Premium. For Policy years two through ten, the allowance may equal an amount up to 4% of premiums paid in excess of the first Target Premium, and for subsequent Policy years 2% of premiums paid. Broker-dealers may also receive annual renewal compensation of up to 0.10% of the Net Account Value beginning in the tenth Policy year or after the Owner pays more than the guideline single premium determined in accordance with the Federal income tax law definition of life insurance, whichever is earlier. Compensation arrangements may vary among broker-dealers and depend on particular circumstances. In addition, we may pay override payments, expense allowances, bonuses, special marketing fees, wholesaler fees, and training allowances. Registered Representatives who meet specified production levels may qualify, under our sales incentive programs, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

We pay the distribution allowance from our own resources (including any sales charges deducted from premiums and Surrender Charges we might collect).

Settlement Provisions

During the Insured's lifetime, the Owner may elect that the Beneficiary receive the Death Proceeds other than in one sum. If an election has not been made, the Beneficiary may do so within 60 days after the Insured's death. The Owner may take the Net Cash Surrender Value other than in one sum.

Payments under these options are not affected by the investment experience of any Division of our Variable Account. Instead, interest accrues pursuant to the options chosen. Payment options will be subject to our rules at the time of selection. Currently, these alternate payment options are available only if the proceeds applied are $2000 or more and any periodic payment will be at least $20.

The following payment options are available:

Option I:    Payouts for a Designated Period: Payouts will be made in 1, 2, 4 or 12 installments per year as elected for a designated period, which may be 5 to 30 years. The installment dollar amounts will be equal except for any excess interest. The amount of the first monthly payout for each $1,000 of Account Value applied is shown in Settlement Option Table I in the Policy.

Option II:   Life Income with Payouts Guaranteed for a Designated Period:
             Payouts will be made in 1, 2, 4 or 12 installments per year throughout the payee's lifetime, or if longer, for a period of 5, 10, 15, or 20 years as elected. The installment dollar amounts will be equal except for any excess interest. The amount of the first monthly payout for each $1,000 of Account Value applied is shown in Settlement Option Table II in the Policy. This option is available only for ages shown in this Table.

Option III:  Hold at Interest: Amounts may be left on deposit with us to be paid upon the death of the payee or at any earlier date elected. Interest on any unpaid balance will be at the rate declared by us or at any higher rate required by law. Interest may be accumulated or paid in 1, 2, 4 or 12 installments per year, as elected. Money may not be left on deposit for more than 30 years.

Option IV:   Payouts of a Designated Amount: Payouts will be made until proceeds, together with interest, which will be at the rate declared by us or at any higher rate required by law, are exhausted. Payouts will be made in 1, 2, 4, or 12 equal installments per year, as elected.

Option V:    Other: The Owner may ask us to apply the money under any option that we make available at the time the benefit is paid.

The Beneficiary or other person who is entitled to receive payment may name a successor to receive any amount that we would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (the right to receive payments over time, for which we may offer a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving Age and survival.


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

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:

                          Smoker       Death Benefit    Definition of Life     Stated Death                 Target Death
Sex            Age        Status          Option          Insurance Test          Benefit       Premium        Benefit
---            ---        ------          ------          --------------          -------       -------        -------
  Male         45       Nonsmoker            1                 CVAT               200,000        $3,750        200,000
  Male         45       Nonsmoker            1                 CVAT               100,000        $3,750        200,000
  Male         45       Nonsmoker            1                  GP                200,000        $3,750        200,000

The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used. Thethird column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first 14 years is the Surrender Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
32) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.5% of the Account Value annually beginning after the 10th Policy anniversary.


The tables also reflect a daily investment advisory fee equivalent to an annual rate of .6639% of the aggregate average daily net assets of the Portfolios. This hypothetical rate is a simple average of the maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1309% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .7948% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.




The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.54)%, on 6% it would be 4.42%, and on 12% it would be 10.37%.



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

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.


--------------------------------------------------------------------------------
FirstLine                              50

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                     DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM:  $3750.00
                                                   CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:

                                  ------0.00%------             -----12.00%----              -------6.00%-----
                   PREMIUM              CASH                          CASH                          CASH
                 ACCUMULATED  ACCOUNT   SURR      DEATH   ACCOUNT     SURR     DEATH     ACCOUNT    SURR     DEATH
YEAR   PREMIUMS     AT 5%      VALUE    VALUE    BENEFIT    VALUE     VALUE   BENEFIT     VALUE     VALUE   BENEFIT

 1       3750      3937         2630     1142    200000      2995      1508    200000      2812      1325    200000
 2       3750      8072         5175     3500    200000      6257      4582    200000      5705      4030    200000
 3       3750     12413         7635     5773    200000      9812      7950    200000      8679      6817    200000
 4       3750     16971        10128     8078    200000     13817     11767    200000     11860      9810    200000
 5       3750     21757        12528    10328    200000     18188     15988    200000     15130     12930    200000
 6       3750     26783        14834    12634    200000     22965     20765    200000     18490     16290    200000
 7       3750     32059        17035    14835    200000     28184     25984    200000     21936     19736    200000
 8       3750     37600        19123    17198    200000     33884     31959    200000     25462     23537    200000
 9       3750     43417        21090    19440    200000     40114     38464    200000     29065     27415    200000
10       3750     49525        22923    21548    200000     46927     45552    200000     32738     31363    200000
15       3750     84966        30478    30478    200000     94609     94609    200000     53315     53315    200000
20       3750    130197        32941    32941    200000    171191    171191    304891     76125     76125    200000
25       3750    187925        26456    26456    200000    286629    286629    452587    100743    100743    200000
30       3750    261603         2589     2589    200000    455996    455996    648427    127587    127587    200000

AGE 65   3750    140644        32513    32513    200000    190723    190723    331095     80896     80896    200000



THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              51

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                       PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                      DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               -------0.00%------        -------12.00%-------      --------6.00%-------
                  PREMIUM             CASH                       CASH                      CASH
                ACCUMULATED ACCOUNT   SURR    DEATH    ACCOUNT   SURR    DEATH   ACCOUNT   SURR     DEATH
YEAR PREMIUMS       AT 5%    VALUE   VALUE   BENEFIT    VALUE   VALUE   BENEFIT   VALUE    VALUE   BENEFIT

 1     3750         3937     2839     1351   200000     3218     1730   200000     3028     1540   200000
 2     3750         8072     5486     3811   200000     6614     4939   200000     6038     4363   200000
 3     3750        12413     7943     6080   200000    10207     8345   200000     9029     7166   200000
 4     3750        16971    10432     8382   200000    14255    12205   200000    12227    10177   200000
 5     3750        21757    12828    10628   200000    18674    16474   200000    15514    13314   200000
 6     3750        26783    15131    12931   200000    23504    21304   200000    18894    16694   200000
 7     3750        32059    17360    15160   200000    28812    26612   200000    22391    20191   200000
 8     3750        37600    19527    17602   200000    34662    32737   200000    26021    24096   200000
 9     3750        43417    21656    20006   200000    41139    39489   200000    29817    28167   200000
10     3750        49525    23727    22352   200000    48239    46918   200000    33766    32391   200000
15     3750        84966    34308    34308   200000    99896    99896   203588    57783    57783   200000
20     3750       130197    41927    41927   200000   184234   184234   328120    86893    86893   200000
25     3750       187925    44347    44347   200000   316744   316744   500139   122138   122138   200000
30     3750       261603    37074    37074   200000   520181   520181   739697   164417   164417   233801

AGE 65 3750       140644    42903    42903   200000   206229   206229   358014    93376    93376   200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              52

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                        PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $100000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000             ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               -------0.00%------        -------12.00%-------      --------6.00%-------
                  PREMIUM             CASH                       CASH                      CASH
                ACCUMULATED ACCOUNT   SURR    DEATH    ACCOUNT   SURR    DEATH   ACCOUNT   SURR     DEATH
YEAR PREMIUMS       AT 5%    VALUE   VALUE   BENEFIT    VALUE   VALUE   BENEFIT   VALUE    VALUE   BENEFIT

 1     3750         3937     2629     1792   200000     2995     2158   200000     2812     1974   200000
 2     3750         8072     5175     4150   200000     6257     5232   200000     5704     4679   200000
 3     3750        12413     7635     6535   200000     9811     8711   200000     8678     7578   200000
 4     3750        16971    10127     9027   200000    13816    12716   200000    11859    10759   200000
 5     3750        21757    12527    11427   200000    18187    17087   200000    15128    14028   200000
 6     3750        26783    14832    13732   200000    22963    21863   200000    18489    17389   200000
 7     3750        32059    17034    15934   200000    28181    27081   200000    21934    20834   200000
 8     3750        37600    19122    18159   200000    33881    32919   200000    25460    24498   200000
 9     3750        43417    21089    20264   200000    40112    39287   200000    29063    28238   200000
10     3750        49525    22922    22235   200000    46925    46238   200000    32737    32049   200000
15     3750        84966    30488    30488   200000    94610    94610   200000    53325    53325   200000
20     3750       130197    32989    32989   200000   171194   171194   304896    76170    76170   200000
25     3750       187925    26643    26643   200000   286633   286633   452594   100884   100884   200000
30     3750       261603     3239     3239   200000   456003   456003   648436   127946   127946   200000

AGE 65 3750       140644    32578    32578   200000   190726   190726   331100    80954    80954   200000



THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              53

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                             PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $100000                     DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $100000            ANNUAL PREMIUM:  $3750.00
                                                   CASH VALUE ACCUMULATION TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               -------0.00%------        -------12.00%-------      --------6.00%-------
                  PREMIUM             CASH                       CASH                      CASH
                ACCUMULATED ACCOUNT   SURR    DEATH    ACCOUNT   SURR    DEATH   ACCOUNT   SURR     DEATH
YEAR PREMIUMS       AT 5%    VALUE   VALUE   BENEFIT    VALUE   VALUE   BENEFIT   VALUE    VALUE   BENEFIT

 1     3750         3937     3007     2169   200000     3397     2559   200000     3202     2364   200000
 2     3750         8072     5869     4844   200000     7043     6018   200000     6444     5419   200000
 3     3750        12413     8593     7493   200000    10972     9872   200000     9734     8634   200000
 4     3750        16971    11353    10253   200000    15399    14299   200000    13255    12155   200000
 5     3750        21757    14033    12933   200000    20255    19155   200000    16895    15795   200000
 6     3750        26783    16634    15534   200000    25589    24489   200000    20664    19564   200000
 7     3750        32059    19167    18067   200000    31464    30364   200000    24578    23478   200000
 8     3750        37600    21640    20677   200000    37950    36988   200000    28652    27690   200000
 9     3750        43417    24060    23235   200000    45104    44279   200000    32901    32076   200000
10     3750        49525    26409    25721   200000    52953    52266   200000    37316    36629   200000
15     3750        84966    37682    37682   200000   108411   108411   220942    63300    63300   200000
20     3750       130197    45366    45366   200000   197963   197963   352572    94301    94301   200000
25     3750       187925    47866    47866   200000   338634   338634   534704   132257   132257   208835
30     3750       261603    40887    40887   200000   554556   554556   788578   176536   176536   251034

AGE 65 3750       140644    46347    46347   200000   221315   221315   384203   101250   101250   200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              54

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                           PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST
                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               -------0.00%------        -------12.00%-------      --------6.00%-------
                  PREMIUM             CASH                       CASH                      CASH
                ACCUMULATED ACCOUNT   SURR    DEATH    ACCOUNT   SURR    DEATH   ACCOUNT   SURR     DEATH
YEAR PREMIUMS       AT 5%    VALUE   VALUE   BENEFIT    VALUE   VALUE   BENEFIT   VALUE    VALUE   BENEFIT

 1     3750         3937     2630     1142   200000     2995     1508   200000     2812     1325   200000
 2     3750         8072     5175     3500   200000     6257     4582   200000     5705     4030   200000
 3     3750        12413     7635     5773   200000     9812     7950   200000     8679     6817   200000
 4     3750        16971    10128     8078   200000    13817    11767   200000    11860     9810   200000
 5     3750        21757    12528    10328   200000    18188    15988   200000    15130    12930   200000
 6     3750        26783    14834    12634   200000    22965    20765   200000    18490    16290   200000
 7     3750        32059    17035    14835   200000    28184    25984   200000    21936    19736   200000
 8     3750        37600    19123    17198   200000    33884    31959   200000    25462    23537   200000
 9     3750        43417    21090    19440   200000    40114    38464   200000    29065    27415   200000
10     3750        49525    22923    21548   200000    46297    45552   200000    32738    31363   200000
15     3750        84966    30478    30478   200000    94609    94609   200000    53315    53315   200000
20     3750       130197    32941    32941   200000   175842   175842   214528    76125    76125   200000
25     3750       187925    26456    26456   200000   312045   312045   361973   100743   100743   200000
30     3750       261603     2589     2589   200000   535784   535784   573289   127587   127587   200000

AGE 65 3750       140644    32513    32513   200000   198051   198051   237662    80896    80896   200000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              55

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                           PRESENTED BY:

                                  SECURITY LIFE
                        FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $200000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $3750.00
                                                       GUIDELINE PREMIUM TEST
                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               -------0.00%------        -------12.00%-------      --------6.00%-------
                  PREMIUM             CASH                       CASH                      CASH
                ACCUMULATED ACCOUNT   SURR    DEATH    ACCOUNT   SURR    DEATH   ACCOUNT   SURR     DEATH
YEAR PREMIUMS       AT 5%    VALUE   VALUE   BENEFIT    VALUE   VALUE   BENEFIT   VALUE    VALUE   BENEFIT

 1     3750         3937     2839     1351   200000     3218     1730   200000     3028     1540   200000
 2     3750         8072     5486     3811   200000     6614     4939   200000     6038     4363   200000
 3     3750        12413     7943     6080   200000    10207     8345   200000     9029     7166   200000
 4     3750        16971    10432     8382   200000    14255    12205   200000    12227    10177   200000
 5     3750        21757    12828    10628   200000    18674    16474   200000    15514    13314   200000
 6     3750        26783    15131    12931   200000    23504    21304   200000    18894    16694   200000
 7     3750        32059    17360    15160   200000    28812    26612   200000    22391    20191   200000
 8     3750        37600    19527    17602   200000    34662    32737   200000    26021    24096   200000
 9     3750        43417    21656    20006   200000    41139    39489   200000    29817    28167   200000
10     3750        49525    23727    22352   200000    48293    46918   200000    33766    32391   200000
15     3750        84966    34308    34308   200000    99897    99897   200000    57783    57783   200000
20     3750       130197    41927    41927   200000   187851   187851   229178    86893    86893   200000
25     3750       187925    44347    44347   200000   334661   334661   388207   122138   122138   200000
30     3750       261603    37074    37074   200000   577480   577480   617904   166881   166881   200000

AGE 65 3750      140644     42903    42903   200000   211666   211666   253999    93376    93376   200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine                              56

ADDITIONAL INFORMATION

Directors and Officers

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is ING North America Insurance Corporation, 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is Security Life of Denver Insurance Company, 9140 Arrowpoint Blvd., Suite 400, Charlotte, North Carolina 28273.

Name and Principal
Business and Address        Position and Offices with Security Life of Denver
--------------------        -------------------------------------------------

Fred S. Hubbell             Chairman and Chief Executive Officer
909 Locust St.
Des Moines, IA 50309

Stephen M. Christopher      Director, President and Chief Operating Officer

Thomas F. Conroy            Director, President Security Life Reinsurance

Michael W. Cunningham*      Director, Executive Vice President

Linda B. Emory*             Director, Vice President and Appointed Actuary

Catherine T. Fitzgerald*    Executive Vice President

James L. Livingston, Jr.    Executive Vice President, Operations

Jeffrey R. Messner          Executive Vice President and Chief Marketing Officer

Jess A. Skriletz            President, ING Institutional Markets

John R. Barmeyer            Senior Vice President and Chief Legal Officer

Wayne D. Bidelman           Senior Vice President, New Business Development

Eugene L. Copeland          Senior Vice President and General Counsel, Security
                            Life Reinsurance and ING Institutional Markets

Michael Fisher              Senior Vice President, Litigation

Carol D. Hard               Senior Vice President, Variable

Philip R. Kruse             Senior Vice President, Sales & Marketing

Charles LeDoyen**           Senior Vice President, Structured Settlements



--------------------------------------------------------------------------------
FirstLine                              57

Name and Principal
Business and Address        Position and Offices with Security Life of Denver
--------------------        -------------------------------------------------


Timothy P. McCarthy         Senior Vice President, Marketing Services

Jeffery W. Seel*            Senior Vice President and Chief Investment Officer

Lawrence D. Taylor          Senior Vice President and Chief Actuary

Louis N. Trapolino          Senior Vice President, Distribution

William D. Tyler            Senior Vice President and Chief Information Officer

William H. Alexander        Vice President and Medical Director

Katherine Anderson          Vice President, Chief Product Actuary, Security Life
                            Reinsurance

Carole A. Baumbusch         Vice President, Reinsurance Operations

Evelyn A. Bentz             Vice President, M Financial Sales

Thomas Kirby Brown          Vice President, Operations, ING Institutional
                            Markets

Daniel S. Clements          Vice President and Chief Underwriter

Linda Elliott               Vice President, Information Technology

Larry D. Erb                Vice President, Information Technology

Martha K. Evans             Vice President, Variable Operations

Deborah B. Holden           Vice President, Human Resources

Brian Holland               Vice President, Sales and International Risk
                            Management

Kenneth Kiefer**            Vice President, Operations, Structured Settlements

Richard D. King             Vice President and Medical Director

Greg McGreevey              Vice President, Marketing, ING Institutional Markets

C. Lynn McPherson*          Vice President, Medical Risk Solutions

Sue A. Miskie               Vice President, Corporate Services

Donna T. Mosely             Vice President, Valuation



--------------------------------------------------------------------------------
FirstLine                              58

Name and Principal
Business and Address        Position and Offices with Security Life of Denver
--------------------        -------------------------------------------------

David S. Pendergrass*       Vice President and Treasury Officer

Steve Pryde                 Vice President, Administration

Christiaan M. Rutten        Vice President, Structured Reinsurance

Casey J. Scott              Vice President, Sales Operations

Alan C. Singer              Vice President, Customer Relations and Regulatory
                            Compliance

Mark A. Smith               Vice President, Insurance Services

Jerome M. Strop             Vice President, Strategic Marketing

Gary W. Waggoner            Vice President, General Counsel and Corporate
                            Secretary

William Wojciechowski       Vice President, Business Consulting and Financial
                            Markets

Stephen J. Yarina           Vice President, Treasurer and Chief Financial
                            Officer

Relda A. Fleshman           Deputy General Counsel

Eric Banta                  Assistant Secretary

Roger O. Beebe              Actuarial Officer

John B. Dickinson           Actuarial Officer

Shirley A. Knarr            Actuarial Officer

Glen E. Stark               Actuarial Officer

William J. Wagner           Actuarial Officer

Marsha K. Crest             Agency Administration Officer

Amy L. Winsor               Tax and Finance Officer



--------------------------------------------------------------------------------
FirstLine                              59

State Regulation

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this Policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various Federal securities laws and regulations.

Legal Matters

The legal matters in connection with the Policy described in this prospectus have been passed on by the General Counsel of Security Life and Mayer, Brown & Platt.

Legal Proceedings

Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to Security Life's ability to meet its obligations under the Policy or to the Variable Account, and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the Policy, is not engaged in any litigation of any material nature.

Experts


The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Separate Account L1 at December 31, 1997, and for each of the three years in the period ended December 31, 1997, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


Actuarial matters in this prospectus have been examined by Lawrence D. Taylor, F.S.A., M.A.A.A., who is the Senior Vice President and Chief Actuary of Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

Registration Statement

We have filed a Registration Statement relating to the Variable Account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. You will have to pay a fee for the material.

Year 2000 Preparedness

Security Life is aware of potential computer system challenges associated with the year 2000. We plan to upgrade our current variable life administration system by early 1999. It is expected that this upgrade will make our system year 2000 compatible. We do not anticipate delays or problems in processing or administering variable life products in the year 2000 or beyond.


--------------------------------------------------------------------------------
FirstLine                              60

FINANCIAL STATEMENTS

The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries ("Security Life and Subsidiaries") at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, are prepared in accordance with generally accepted accounting principles and start on page ?.

The financial statements included for the Security Life Separate Account L1 at December 31, 1997 and for each of the three years in the period ended December 31, 1997, are prepared in accordance with generally accepted accounting principles and represent those Divisions that had commenced operations by that date.


The consolidated financial statements of Security Life and Subsidiaries, as well as the financial statement included for the Security Life Separate Account L1 referred to above have been audited by Ernst & Young LLP. The consolidated financial statements of Security Life and Subsidiaries should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life and Subsidiaries to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of the Divisions of Security Life Separate Account L1.


The most current financial statements are those as of the end of the most recent fiscal year. The Company does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, the Company represents that there have been no significant adverse changes in the financial condition or operations of the Company between the end of the most current fiscal year and the date of this prospectus.


--------------------------------------------------------------------------------
FirstLine                              61

                       Consolidated Financial Statements


                       SECURITY LIFE OF DENVER
                       INSURANCE COMPANY
                       AND SUBSIDIARIES



                       Years ended December 31, 1997, 1996 and 1995 with Report of Independent Auditors

          Security Life of Denver Insurance Company and Subsidiaries

                       Consolidated Financial Statements


                 Years ended December 31, 1997, 1996 and 1995



                                CONTENTS
Report of Independent Auditors................................ 64

Audited Consolidated Financial Statements

Consolidated Balance Sheets................................... 65
Consolidated Statements of Income............................. 67
Consolidated Statements of Stockholder's Equity............... 68
Consolidated Statements of Cash Flows......................... 69
Notes to Consolidated Financial Statements.................... 71

                        Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying consolidated balance sheets of Security Life of Denver Insurance Company (a wholly-owned subsidiary of ING America Insurance Holdings, Inc.) and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Life of Denver Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Denver, Colorado
April 10, 1998                                            /s/

                                                          ERNST & YOUNG LLP

           Security Life of Denver Insurance Company and Subsidiaries

                          Consolidated Balance Sheets

                             (Dollars in Thousands)


                                                                   DECEMBER 31
                                                              1997              1996
                                                      ------------------------------------

Assets
Investments (Note 2):
 Fixed maturities, at fair value (amortized cost:
  1997--$3,007,012; 1996--$2,765,488)                         $3,152,355        $2,875,084
 Equity securities, at fair value (cost:
  1997--$6,754;
  1996--$4,899)                                                    8,019             5,345
 Mortgage loans on real estate                                   576,620           452,795
 Investment real estate, at cost, less accumulated
  depreciation (1997--$667; 1996--$628)                            1,767             1,769
 Policy loans                                                    875,405           795,311
 Other long-term investments                                      14,307            11,063
                                                        ----------------------------------
Total investments                                              4,628,473         4,141,367

Cash and cash equivalents                                         77,765            20,840
Accrued investment income                                         49,726            45,426
Reinsurance recoverable:
 Paid benefits                                                    11,170            10,188
 Unpaid benefits                                                  14,988            19,703
Prepaid reinsurance premiums (Note 8)                          2,721,515         1,951,012
Deferred policy acquisition costs (DPAC)                         682,905           673,560
Property and equipment, at cost, less accumulated
depreciation (1997--$22,925; 1996--$21,407)                       37,943            38,848
Federal income tax recoverable (Note 9)                            5,722                 -
Indebtedness of related parties                                    2,443             5,383
Other assets                                                      87,298           109,751
Separate account assets (Note 6)                                 263,035           124,986





                                                      ------------------------------------
Total assets                                                  $8,582,983        $7,141,064
                                                      ====================================

                                                                   DECEMBER 31
                                                              1997              1996
                                                      ------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits:
  Life and annuity reserves                                   $4,305,229        $3,834,140
  Guaranteed investment contracts                              2,634,654         1,911,201
  Policyholders' funds                                            82,291            81,273
  Advance premiums                                                   365               236
  Accrued dividends and dividends on deposit                      21,129            20,338
  Unpaid claims                                                  103,525            88,074
  Funds held under reinsurance treaties                                -            18,967
                                                      ------------------------------------

 Total future policy benefits                                  7,147,193         5,954,229

 Accounts payable and accrued expenses                            99,335            85,858
 Indebtedness to related parties                                   7,704             5,427
 Long-term debt to related parties (Note 10)                      75,000            75,000
 Accrued interest on long-term debt to related
  parties (Note 10)                                                5,128             3,700
 Other liabilities                                                61,424            53,311
 Federal income taxes payable (Note 9)                                 -            11,883
 Deferred federal income taxes (Note 9)                           53,829            48,541
 Separate account liabilities (Note 6)                           263,035           124,986
                                                      ------------------------------------
Total liabilities                                              7,712,648         6,362,935

Commitments and contingent liabilities
 (Notes 8 and 13)

Stockholder's equity (Note 11):
 Common stock, $20,000 par value:
  Authorized  149 shares
  Issued and outstanding  144 shares                               2,880             2,880
 Additional paid-in capital                                      315,722           302,722
 Net unrealized gains on investments                              50,938            58,718
 Retained earnings                                               500,795           413,809
                                                      ------------------------------------
Total stockholder's equity                                       870,335           778,129
                                                      ------------------------------------

Total liabilities and stockholder's equity                    $8,582,983        $7,141,064
                                                      ====================================

See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                       Consolidated Statements of Income

                             (Dollars in Thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                   1997               1996               1995
                                                           --------------------------------------------------------

Revenues:
 Traditional life insurance premiums                               $  122,429          $ 118,200          $ 124,619
 Universal life and investment product charges                        217,108            202,081            202,908
 Reinsurance premiums assumed                                         446,434            339,335            326,315
                                                           --------------------------------------------------------
                                                                      785,971            659,616            653,842
 Reinsurance premiums ceded                                          (124,815)          (117,880)          (117,061)
                                                           --------------------------------------------------------
                                                                      661,156            541,736            536,781

 Net investment income                                                340,898            312,121            256,065
 Net realized gains on investments                                     28,645              4,770              6,564
 Miscellaneous income                                                   6,743                526              1,941
                                                           --------------------------------------------------------
                                                                    1,037,442            859,153            801,351
Benefits and expenses:
 Benefits:
  Traditional life insurance:
   Death benefits                                                     299,305            235,828            217,136
   Other benefits                                                      79,849             71,939             88,326
  Universal life and investment contracts:
   Interest credited to account balances                              217,614            186,908            164,536
   Death benefits incurred in excess of account
     balances                                                          73,260             54,004             63,672
  Increase in policy reserves and other funds                          72,685            121,946             23,895
  Reinsurance recoveries                                              (98,376)           (80,276)           (74,305)
  Product conversions                                                   7,014             16,379             74,291
                                                           --------------------------------------------------------
                                                                      651,351            606,728            557,551
 Expenses:
  Commissions                                                          46,516             25,846             51,189
  Insurance operating expenses                                         89,075             69,580             52,414
  Amortization of deferred policy acquisition costs                   116,495             94,685             71,450
                                                           --------------------------------------------------------
                                                                      903,437            796,839            732,604
                                                           --------------------------------------------------------

Income before federal income taxes                                    134,005             62,314             68,747
Federal income taxes (Note 9)                                          47,019             21,876             24,296
                                                           --------------------------------------------------------
Net income                                                         $   86,986          $  40,438          $  44,451
                                                           ========================================================


See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                Consolidated Statements of Stockholder's Equity

                             (Dollars in Thousands)


                                                            YEAR ENDED DECEMBER 31
                                                    1997             1996             1995
                                             --------------------------------------------------
Common stock:
 Balance at beginning and end of year                $  2,880         $  2,880         $  2,880
                                             ==================================================

Additional paid-in capital:
 Balance at beginning of year                        $302,722         $297,422         $150,792
 Capital contributions                                 13,000            5,300          146,630
                                             --------------------------------------------------
 Balance at end of year                              $315,722         $302,722         $297,422
                                             ==================================================


Net unrealized gains on investments:
 Balance at beginning of year                        $ 58,718         $ 72,973         $  6,862
 Net change in unrealized gains (losses),
  net of tax                                           23,766          (27,716)         118,654
 Effect on DPAC of unrealized gains and
  losses on fixed maturities, net of tax              (31,546)          13,461          (52,543)
                                             --------------------------------------------------
 Balance at end of year                              $ 50,938         $ 58,718         $ 72,973
                                             ==================================================


Retained earnings:
 Balance at beginning of year                        $413,809         $373,371         $329,640
 Net income                                            86,986           40,438           44,451
 Dividends paid to stockholder                                                            (720)
                                             --------------------------------------------------
 Balance at end of year                              $500,795         $413,809         $373,371
                                             ==================================================

Total stockholder's equity                           $870,335         $778,129         $746,646
                                             ==================================================


See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                     Consolidated Statements of Cash Flows

                             (Dollars in Thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                        1997                1996                 1995
                                                ------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                             $    86,986          $    40,438            $  44,451
Adjustments to reconcile net income to net cash
 and
 cash equivalents provided by operating
  activities:
  Increase in future policy benefits                       972,284              585,581              471,331
  Net decrease (increase) in federal income                (12,317)              78,668               33,232
   taxes
  Increase (decrease) in accounts payable and
   accrued expenses                                         21,033               (1,361)              31,334
  Increase in accrued interest on long-term debt             1,428                3,676                   24
  Increase in accrued investment income                     (4,300)              (7,294)              (5,739)
  (Increase) decrease in reinsurance recoverable             3,733               (5,214)                 (24)
  Increase in prepaid reinsurance premiums                (770,503)            (336,053)            (253,968)
  Net realized investment gains                            (28,645)              (4,770)              (6,564)
  Depreciation and amortization expense                      3,630                3,857                4,036
  Policy acquisition costs deferred                       (174,374)            (152,299)            (127,069)
  Amortization of deferred policy acquisition
   costs                                                   116,495               94,685               71,450
  Increase in accrual for postretirement                       557                  484                  623
   benefits
  Other, net                                                43,538              (15,524)             (20,553)
                                                ------------------------------------------------------------

Net cash and cash equivalents provided by
 operating activities                                      259,545              284,874              242,564

INVESTING ACTIVITIES
Securities available-for-sale:
 Sales:
  Fixed maturities                                       2,279,598              334,482              357,059
  Equity securities                                            648                4,198                4,730
 Maturities--fixed maturities                              410,632              727,937              280,581
 Purchases:
  Fixed maturities                                      (2,919,145)          (1,522,369)            (935,210)
  Equity securities                                         (2,561)                (428)              (1,300)
Securities held-to-maturity:
 Maturities--fixed maturities                                    -                    -               14,156
Sale, maturity or repayment of investments:
 Mortgage loans on real estate                              38,756               18,102               16,061
 Investment real estate                                          -                1,354                  215
 Other long-term investments                                 2,002                    -                1,064

           Security Life of Denver Insurance Company and Subsidiaries

                             (Dollars in Thousands)


                                                                   YEAR ENDED DECEMBER 31
                                                        1997               1996                1995
                                                ---------------------------------------------------------
INVESTING ACTIVITIES (continued)
Purchase or issuance of investments:
 Mortgage loans on real estate                          $(163,528)          $(186,228)          $(136,218)
 Investment real estate                                       (35)                  -                  14
 Policy loans, net                                        (80,094)            (41,071)            (63,746)
 Other long-term investments                               (5,248)                809              (2,169)
Additions to property and equipment                        (2,687)             (4,482)             (1,812)
Disposals of property and equipment                           145               2,389                  79
                                                ---------------------------------------------------------
Net cash and cash equivalents used by
 investing activities                                    (441,517)           (665,307)           (466,496)
                                                ---------------------------------------------------------

FINANCING ACTIVITIES
Increase (decrease) in indebtedness to related              5,217              42,206             (17,011)
 parties
Cash contributions from parent                             13,000               5,300                   -
Receipts from interest sensitive products
 credited to policyholder account balances                555,223             434,726             387,904
Return of policyholder account balances on
 interest sensitive policies                             (334,543)           (123,949)           (128,948)
Dividends paid to stockholder                                                                        (720)
                                                ---------------------------------------------------------
Net cash and cash equivalents provided by
 financing activities                                     238,897             358,283             241,225
                                                ---------------------------------------------------------


Net increase (decrease) in cash and cash
 equivalents                                               56,925             (22,150)             17,293
Cash and cash equivalents at beginning of year             20,840              42,990              25,697
                                                ---------------------------------------------------------
Cash and cash equivalents at end of year                $  77,765           $  20,840           $  42,990
                                                =========================================================

Noncash transaction:

        In 1995, the Company received a capital contribution of $124,630,000 in fixed maturities and equity securities. The Company's parent also contributed $22,000,000 in cash to additional paid-in capital. As of December 31, 1995, the cash representing the capital contribution had not been received, and the amount was presented as indebtedness of related parties. The cash was received by the Company in January 1996.


See accompanying notes.

          Security Life of Denver Insurance Company and Subsidiaries

                  Notes to Consolidated Financial Statements

                               December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts and operations, after intercompany eliminations, of Security Life of Denver Insurance Company (Security Life) and its wholly-owned subsidiaries: Midwestern United Life Insurance Company (Midwestern United); First ING Life Insurance Company of New York (First ING); First Secured Mortgage Deposit Corporation; and ING America Equities, Inc., formerly SLD Equities, Inc.

NATURE OF OPERATIONS

Security Life of Denver Insurance Company and its subsidiaries (the Company) is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on two markets, the advanced market and reinsurance to other insurers. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include traditional life, interest sensitive life, universal life, variable annuity and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which, as to the insurance companies included in the consolidation, differ from statutory accounting practices prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

During June 1996, the Financial Accounting Standards Board (FASB) issued Statement No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. Also in 1996, the FASB issued Statement No. 127, which delayed certain provisions of FAS 125 dealing with transactions such as securities lending, repurchase and dollar repurchase agreements until 1998. The portion of FAS 125 that became effective in 1997 requires the entity to recognize financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in the Statement. The application of the new rules did not have a material impact on the financial statements of the Company. The portion of FAS 125 deferred by FAS 127 is not expected to impact the Company.

Beginning in 1995, the Company adopted FASB Statement No. 114, Accounting by Creditors for Impairment of a Loan, and Statement No. 118, which amended Statement 114. Under the amended statement, the 1997 and 1996 allowances for credit losses related to loans that are identified for evaluation in accordance with Statement 114 are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

Effective January 1, 1996, the Company adopted FASB Statement No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Statement 121 also addresses the accounting for long-lived assets that are expected to be disposed of. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are presented on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

The Company does not hold any securities classified as held-to-maturity or trading securities.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of tax and deferred policy acquisition cost adjustments, reported in a separate component of stockholder's equity.

The amortized cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest and dividends are included in net investment income as earned.

Mortgage loans are carried at the unpaid balances less an allowance for credit losses. Investment real estate is carried at cost, less accumulated depreciation. Policy loans are carried at unpaid balances. Derivatives are accounted for on the same basis as the asset hedged.

Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains on investments. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance,

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

policy administration charges, and surrender charges assessed against policyholder account balances during the year.

DEFERRED POLICY ACQUISITION COSTS

Commissions, reinsurance allowances, and other costs of acquiring traditional life insurance including reinsurance assumed, universal life insurance (including interest sensitive products) and investment products that vary with and are primarily related to the production of new and renewal business have been deferred. Traditional life insurance acquisition costs are being amortized using assumptions consistent with those used in computing policy benefit reserves. The period of amortization is normally over the premium-paying period. In the case of policies with no first year premium, the period of amortization includes the first year, in addition to the premium-paying period. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross margins from surrender charges, investments, mortality, and expenses. This amortization is adjusted retrospectively when estimates of current or future gross margins to be realized from a group of products are revised.

Deferred policy acquisition costs are adjusted to reflect changes that would have been necessary if unrealized investment gains and losses related to available-for-sale securities had been realized. The Company has reflected those adjustments in the asset balance with the offset as a direct adjustment to stockholder's equity.

FUTURE POLICY BENEFITS

Benefit reserves for traditional life insurance products (other than reinsurance assumed) are computed using a net level premium method including assumptions as to investment yields, mortality, withdrawals and other assumptions based on the Company's and industry experience, modified as necessary to reflect anticipated trends to include provisions for possible unfavorable deviations. Reserve interest assumptions are those deemed appropriate at the time of policy issue, and range from 2% to 10%. Policy benefit claims are charged to expense in the year that the claims are incurred.

Benefit reserves for reinsurance assumed are computed using pricing assumptions with provisions for adverse deviation. Benefits for level-term reinsurance assumed are computed to recognize profits in proportion with premiums. Benefit reserves for all other reinsurance assumed are computed to recognize profits in proportion to the coverage provided.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Benefit reserves for universal life-type policies (including interest sensitive products) and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred during the year in excess of related policy account balances. Interest crediting rates for universal life and investment products range from 4.60% to 7.81% during 1997, 4.60% to 7.45% during 1996, and 4.60% to 8.10%
during 1995.

Included in life and annuity reserves is an unearned revenue reserve that reflects the unamortized balance of excess first year policy service fees over renewal period policy service fees on universal life and investment products. These excess fees have been deferred and are being recognized in income over the periods benefited, using the same assumptions and factors used to amortize deferred policy acquisition costs.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data and are considered reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. Impairment losses are recorded when indicators of impairment are present and the estimated undiscounted cash flows are less than the assets' carrying value. Depreciation for major classes of assets is calculated on a straight-line basis.

PARTICIPATING INSURANCE

The Company accrues a liability for earnings on participating policies that cannot inure to the benefit of the Company's stockholder. The liability is determined based on earnings on participating policies in excess of 10% of profits on participating business before payment of policyholder dividends. The liability for these undistributed earnings was $6,074,000 and $6,211,000 at December 31, 1997 and 1996, respectively. Participating business approximates
 .3% of the Company's ordinary life insurance in force and 1.4% of premium income. Earnings for participating insurance are based on the actual earnings of

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the participation block of policies. Expenses and taxes are allocated based on the amount of participating insurance in force. Investment income is allocated based on the yield of the participating investment portfolio. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $3,377,000, $3,307,000, and $2,964,000 were incurred in 1997, 1996, and 1995, respectively.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect significant temporary differences between income reported for tax and financial reporting purposes using reasonable assumptions.

CASH FLOW INFORMATION

Cash and cash equivalents includes cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of purchase). Included as a component of operating activities is interest paid of $10,110,000, $1,016,000, and $4,861,000 for 1997, 1996, and 1995, respectively.

GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state.

PENDING ACCOUNTING STANDARDS

During 1998, the FASB issued Statement No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which standardizes the disclosure requirements for pension and other postretirement benefits. Neither the measurement nor recognition of pension and other postretirement benefits will change as a result of

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Statement No. 132. The Company will apply the new disclosure requirements beginning in 1998. Based on current guidance, the Company believes the application of the new standard will not have a financial impact on the financial statements.

During 1997, the FASB issued Statement No. 130, Reporting Comprehensive Income, which requires an entity to divide comprehensive income into net income and other comprehensive income in the period which they are recognized. The Company will need to classify items of other comprehensive income by their nature in the financial statements and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of the balance sheet. This statement will only affect the presentation of the financial statements, with no change in the valuation of total stockholder's equity. The implementation of this Statement is required in fiscal years beginning after December 15, 1997. The Company plans to implement these new rules in 1998 and will present prior year information in a comparative format.

RECLASSIFICATIONS

Certain amounts in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS


The amortized cost and fair value of investments in fixed maturities and equity securities are as follows at December 31, 1997 and 1996:


                                                                              DECEMBER 31, 1997
                                                ----------------------------------------------------------------------------
                                                       COST OR             GROSS              GROSS
                                                      AMORTIZED         UNREALIZED         UNREALIZED            FAIR
                                                        COST               GAINS             LOSSES              VALUE
                                                ----------------------------------------------------------------------------
                                                                      (Dollars in Thousands)
Available-for-sale:
 U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                           $   51,387           $  1,629            $    39         $   52,977
 States, municipalities and political
  subdivisions                                           43,185              1,023                128             44,080
 Public utilities securities                            151,642              5,030              1,216            155,456
 Debt securities issued by foreign
  governments                                             3,272                                                    3,272
 Corporate securities                                 1,147,380             48,001              6,539          1,188,842
 Mortgage-backed securities                           1,165,376             89,539              6,661          1,248,254
 Other asset-backed securities                          443,473             13,285                584            456,174
 Derivatives hedging fixed maturities
  (Note 3)                                                1,297              3,118              1,115              3,300
                                                ------------------------------------------------------------------------
Total fixed maturities                                3,007,012            161,625             16,282          3,152,355

 Preferred stocks (nonredeemable)                         3,368                 67                122              3,313
 Common stocks                                            3,386              1,446                126              4,706
                                                ------------------------------------------------------------------------
 Total equity securities                                  6,754              1,513                248              8,019
                                                ------------------------------------------------------------------------
Total                                                $3,013,766           $163,138            $16,530         $3,160,374
                                                ========================================================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                                                 DECEMBER 31, 1996
                                                   ------------------------------------------------------------------------
                                                          COST OR             GROSS              GROSS
                                                         AMORTIZED         UNREALIZED         UNREALIZED          FAIR
                                                           COST               GAINS             LOSSES           VALUE
                                                   ------------------------------------------------------------------------
                                                                             (Dollars in Thousands)
Available-for-sale:
 U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                              $   88,526           $  1,035            $   858         $   88,703
 States, municipalities and political
  subdivisions                                              71,857                984              1,058             71,783
 Public utilities securities                               105,110              1,130                748            105,492
 Debt securities issued by foreign
  governments                                                3,272                                                    3,272
 Corporate securities                                      921,565             20,095              5,646            936,014
 Mortgage-backed securities                              1,273,251            108,367             18,924          1,362,694
 Other asset-backed securities                             299,809              8,186              1,286            306,709
 Derivatives hedging fixed maturities
  (Note 3)                                                   2,098                292              1,973                417
                                                        -------------------------------------------------------------------
 Total fixed maturities                                  2,765,488            140,089             30,493          2,875,084

 Preferred stocks (nonredeemable)                            2,112                 66                301              1,877
 Common stocks                                               2,787                756                 75              3,468
                                                        -------------------------------------------------------------------
 Total equity securities                                     4,899                822                376              5,345
                                                        -------------------------------------------------------------------
Total                                                   $2,770,387           $140,911            $30,869         $2,880,429
                                                        ===================================================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


The amortized cost and fair value of investments in fixed maturities at December 31, 1997, by contractual maturity, are shown in the following table (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                               AMORTIZED
                                                                 COST         FAIR VALUE
                                                              ----------------------------
 Available for sale:
 Due in one year or less                                      $   35,748       $   35,665
 Due after one year through five years                           313,045          320,825
 Due after five years through ten years                          486,875          503,629
 Due after ten years                                             561,198          584,508
                                                              ---------------------------
                                                               1,396,866        1,444,627

Mortgage-backed securities                                     1,165,376        1,248,254
Other asset-backed securities                                    443,473          456,174
Derivatives                                                        1,297            3,300
                                                              ---------------------------
Total available-for-sale                                      $3,007,012       $3,152,355
                                                              ===========================


Changes in unrealized gains (losses) on investments in available-for-sale securities for the years ended December 31, 1997, 1996 and 1995 are summarized as follows (in thousands):



                                                               DECEMBER 31, 1997
                                                 ----------------------------------------------
                                                    FIXED               EQUITY           TOTAL
                                                 ----------------------------------------------
Gross unrealized gains                             $161,625            $1,513          $163,138
Gross unrealized losses                              16,282               248            16,530
                                                 ----------------------------------------------
Net unrealized gains (losses)                       145,343             1,265           146,608
Deferred income tax (expense)
 benefit                                            (50,873)             (443)          (51,316)
                                                 ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                               94,470               822            95,292
Less:
 Balance at beginning of year                        71,237               289            71,526
                                                 ----------------------------------------------
Change in net unrealized gains
 (losses)                                          $ 23,233            $  533           $23,766
                                                 ===============================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)



                                                            DECEMBER 31, 1996
                                            ----------------------------------------------
                                               FIXED                EQUITY          TOTAL
                                            ----------------------------------------------
Gross unrealized gains                        $140,089              $822          $140,911
Gross unrealized losses                         30,493               376            30,869
                                            ----------------------------------------------
Net unrealized gains (losses)                  109,596               446           110,042
Deferred income tax (expense)
 benefit                                       (38,359)             (157)          (38,516)
                                            ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                          71,237               289            71,526
Less:
 Balance at beginning of year                   99,389              (147)           99,242
                                            ----------------------------------------------
Change in net unrealized gains
 (losses)                                     $(28,152)             $436          $(27,716)
                                            ==============================================

                                                            DECEMBER 31, 1995
                                            ----------------------------------------------
                                               FIXED                EQUITY         TOTAL
                                            ----------------------------------------------
Gross unrealized gains                        $177,511              $288          $177,799
Gross unrealized losses                         24,605               512            25,117
                                            ----------------------------------------------
Net unrealized gains (losses)                  152,906              (224)          152,682
Deferred income tax (expense)
 benefit                                       (53,517)               77           (53,440)
                                            ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                          99,389              (147)           99,242
Less:
 Balance at beginning of year                  (18,854)             (558)          (19,412)
                                            ----------------------------------------------
Change in net unrealized gains
 (losses)                                     $118,243              $411          $118,654
                                            ==============================================

As part of its overall investment management strategy, the Company has entered into agreements to purchase $9,595,943 in fixed maturity securities and $27,910,000 in mortgage loans as of December 31, 1997. These agreements were settled during 1998. The Company had no agreements to sell securities at December 31, 1997.

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

Major categories of investment income for the years ended December 31 are summarized as follows (in thousands):



                                                 1997              1996              1995
                                               --------------------------------------------
Fixed maturities                                 $259,936       $240,931          $190,327
Mortgage loans on real estate                      40,908         29,143            16,601
Policy loans                                       56,087         52,205            55,438
Other investments                                   3,159          2,197             4,360
                                               -------------------------------------------
                                                  360,090        324,476           266,726
Investment expenses                               (19,192)       (12,355)          (10,661)
                                               -------------------------------------------
Net investment income                            $340,898       $312,121          $256,065
                                               ===========================================


Net realized gains on investments for the years ended December 31 are summarized as follows (in thousands):


                                                 1997              1996              1995
                                               -------------------------------------------
Fixed maturities                                 $27,717        $4,540              $6,538
Equity securities                                    (57)           79                   5
Real estate and other                                985           151                  21
                                               -------------------------------------------
Net realized gains on
 investments                                     $28,645        $4,770              $6,564
                                               ===========================================

During 1997, 1996 and 1995, debt and marketable equity securities available-for-sale were sold with fair values at the date of sale of $2,281,886,000, $334,482,000 and $306,219,000, respectively. Gross gains of $41,017,000,
$7,248,000 and $9,691,000 and gross losses of $13,357,000, $2,629,000 and
$3,148,000 were realized on those sales in 1997, 1996 and 1995, respectively.

At December 31, 1997 and 1996, bonds with an amortized cost of $28,434,000 and $26,140,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING


The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or assets.

Gains and losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.

The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contacts.

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)


The table below summarizes the Company's interest rate contracts at December 31, 1997 and 1996 (in thousands):


                                                                   DECEMBER 31, 1997
                                              ---------------------------------------------------------------
                                                 NOTIONAL            AMORTIZED       FAIR          BALANCE
                                                  AMOUNT               COST          VALUE          SHEET
                                              ---------------------------------------------------------------
Interest rate contracts:
 Swaps                                          $  913,630          $  (185)       $  (625)         $   (625)
 Swaps-affiliates                                  879,745              185          1,429             1,429
                                              ---------------------------------------------------------------
Total swaps                                      1,793,375                -            804               804

 Caps owned                                        760,000              986            766               766
                                              ---------------------------------------------------------------
Total caps owned                                   760,000              986            766               766
                                              ---------------------------------------------------------------

 Floors owned                                      354,000              311          1,730             1,730
                                              ---------------------------------------------------------------
Total floors owned                                 354,000              311          1,730             1,730
 Options owned                                     384,300            6,192          4,312             4,312
                                              ---------------------------------------------------------------
 Options owned-affiliates                          384,300           (6,192)        (4,312)           (4,312)
                                              ---------------------------------------------------------------
Total options owned                                768,600                -              -                 -
                                              ---------------------------------------------------------------

Total derivatives                               $3,675,975          $ 1,297        $ 3,300          $  3,300
                                              ===============================================================

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)




                                                                         DECEMBER 31, 1996
                                               ---------------------------------------------------------------
                                                NOTIONAL         AMORTIZED        FAIR                BALANCE
                                                 AMOUNT             COST          VALUE                SHEET
                                               ---------------------------------------------------------------
Interest rate contracts:
 Swaps                                           $794,520          $     -          $(1,452)           $(1,452)
 Swaps-affiliates                                 774,520                -            1,272              1,272
                                               ---------------------------------------------------------------
Total caps owned                                1,569,040                -             (180)              (180)
                                               ---------------------------------------------------------------
 Caps owned                                       400,000            2,073              592                592
                                               ---------------------------------------------------------------
Total caps owned                                  400,000            2,073              592                592
                                               ---------------------------------------------------------------
 Floors owned                                     100,000               25                5                  5
                                               ---------------------------------------------------------------
Total floors owned                                100,000               25                5                  5
                                               ---------------------------------------------------------------
 Options owned                                    212,000            3,330            3,772              3,772
 Options owned-affiliates                         212,000           (3,330)          (3,772)            (3,772)
                                               ---------------------------------------------------------------
Total options owned                               424,000                -                -                  -
                                               ---------------------------------------------------------------
Total derivatives                              $2,493,040          $ 2,098          $   417            $   417
                                               ===============================================================


4. CONCENTRATIONS OF CREDIT RISK

At December 31, 1997, the Company held less-than-investment-grade bonds classified as available-for-sale with a carrying value and market value of $186,614,000. These holdings amounted to 6% of the Company's investments in fixed maturity securities and 2% of total assets. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1997, the Company's commercial mortgages involved a concentration of properties located in Florida (17%), Texas (10%), and Georgia (9%). The remaining commercial mortgages relate to properties located in 29 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $10,911,000.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a non-qualified unfunded Supplemental Employees Retirement Plan (SERP). The benefits of both plans are based on final average earnings from the time of eligibility for the plan, subject to minimum benefits based on career earnings. The Company's funding policy for the qualified plan is to contribute amounts annually to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as may be determined to be appropriate.

The funded status and the amounts recognized in the balance sheets for the defined benefit plan are as follows (in thousands):

                                                                          DECEMBER 31
                                                           1997                                 1996
                                          -----------------------------------------------------------------------------
                                                QUALIFIED                           QUALIFIED
                                                  PLAN               SERP              PLAN                 SERP
                                          -----------------------------------------------------------------------------
Actuarial present value of accumulated
benefit obligation:
     Vested                                         $(31,338)          $(7,903)         $(26,058)           $(6,725)
     Nonvested                                          (805)             (285)             (733)              (132)
                                          -----------------------------------------------------------------------------
                                                     (32,143)           (8,188)          (26,791)            (6,857)
Effect of projected future compensation               (5,658)             (966)           (5,479)              (951)
                                          -----------------------------------------------------------------------------
Projected benefit obligation                         (37,801)           (9,154)          (32,270)            (7,808)
Less plan assets at fair value                        40,150                 -            33,682                  -
                                          -----------------------------------------------------------------------------
Plan assets in excess of projected
     benefit obligation                                2,349            (9,154)            1,412             (7,808)
Unrecognized net asset                                (1,032)                -            (1,316)                 -
Unrecognized prior service benefit cost                  (84)              206               (97)               236
Unrecognized net loss                                     89             4,813             1,930              4,622
                                          -----------------------------------------------------------------------------
Net pension asset (liability)                       $  1,322           $(4,135)         $  1,929            $(2,950)
                                          =============================================================================

As of December 31, 1997 and 1996, the Company recognized an additional liability on the SERP of $3,848,000 and $3,671,000, respectively, as this plan is unfunded and the actuarial present value of accumulated benefit obligation exceeds the net pension liability.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The net periodic pension cost for the defined benefit plans includes the following components (in thousands):

                                       1997                        1996                         1995
                          -----------------------------------------------------------------------------------------
                              QUALIFIED                   QUALIFIED                   QUALIFIED
                                PLAN          SERP          PLAN          SERP           PLAN           SERP
                          -----------------------------------------------------------------------------------------
Service cost                     $ 1,420        $  524       $ 1,320        $  388        $ 1,147         $  285
Interest cost                      2,613           639         2,262           463          1,856            517
Return on plan assets             (7,279)            -        (4,075)            -         (3,497)             -
Net amortization and
     deferral                      3,853           339           883           258            553            239
                          -----------------------------------------------------------------------------------------
Net periodic pension
     expense                     $   607        $1,502       $   390        $1,109        $    59         $1,041
                          =========================================================================================

Assumptions used in accounting for the defined benefit plans as of December 31, 1997, 1996, and 1995 were as follows:

                                                      1997              1996              1995
                                              ---------------------------------------------------------
Weighted-average discount rate                        7.25%             7.50%             7.25%
Rate of increase in compensation level                4.25%             4.50%             4.25%
Expected long-term rate of return on assets           9.50%             9.50%             9.50%

Plan assets of the defined benefit plans at December 31, 1997 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds and common stock.

401(K) PLAN

The Security Life of Denver Insurance Company Savings Incentive Plan (the Savings Plan) is a defined contribution plan which is available to substantially all home office employees, who work 1,000 hours or more in a plan year, to provide a savings program for additional retirement benefits. Participants may make contributions to the plan through salary reductions up to a maximum of $9,500 in 1997 and 1996 and $9,240 in 1995. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participants' contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4 1/2% of the individual's salary. Company matching contributions were $1,211,000 for 1997, $1,143,000 for 1996, and $1,071,000 for 1995.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

Plan assets of the Savings Plan at December 31, 1997 are invested in a group deposit administration contract (the Contract) with the Company, various mutual funds maintained by the Principal Financial Group, and loans to participants. The Contract is a policyholder liability of the Company and had a balance of $26.6 million and $25.5 million at December 31, 1997 and 1996, respectively.

POSTRETIREMENT BENEFITS

In addition to providing pension and profit sharing plans, the Company provides certain health care and life insurance benefits for retired employees. Under the current plans, all employees become eligible for these benefits if they achieve a minimum of 120 months of service prior to retirement. The plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductible amounts and coinsurance.

The following table presents the amounts recognized in the Company's balance sheets (in thousands):

                                                                           DECEMBER 31
                                                            1997                                       1996
                                       -------------------------------------------------------------------------------------
                                                            LIFE                                       LIFE
                                             MEDICAL      INSURANCE                   MEDICAL       INSURANCE
                                              PLAN          PLAN         TOTAL         PLAN            PLAN       TOTAL
                                        ------------------------------------------------------------------------------------
Accumulated postretirement benefit
obligation:
     Retirees                                 $(1,032)       $(1,228)  $ (2,260)      $(1,315)        $(1,226)  $ (2,541)
     Fully eligible active plan
     participants                                (665)          (526)    (1,191)         (409)           (392)      (801)
     Other active plan participants            (2,881)        (1,258)    (4,139)       (2,038)         (1,220)    (3,258)
                                        ------------------------------------------------------------------------------------
                                               (4,578)        (3,012)    (7,590)       (3,762)         (2,838)    (6,600)
Plan assets at fair value                           -              -          -             -               -          -
                                        ------------------------------------------------------------------------------------
Accumulated postretirement benefit
     obligation in excess of plan              (4,578)        (3,012)    (7,590)       (3,762)         (2,838)    (6,600)
      assets
Unrecognized prior service cost                   248             22        270           355              32        387
Unrecognized net gains (losses)                (5,179)         1,130     (4,049)       (5,870)          1,271     (4,599)
                                        ------------------------------------------------------------------------------------
Accrued postretirement benefit cost           $(9,509)       $(1,860)  $(11,369)      $(9,277)        $(1,535)  $(10,812)
                                       =====================================================================================

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

Net periodic postretirement benefit cost for 1997, 1996 and 1995 includes the following components (in thousands):

                                                   1997                            1996                            1995
                                    ------------------------------------------------------------------------------------------------
                                                   LIFE                            LIFE                            LIFE
                                     MEDICAL    INSURANCE              MEDICAL   INSURANCE              MEDICAL  INSURANCE
                                      PLAN        PLAN       TOTAL      PLAN       PLAN       TOTAL      PLAN      PLAN      TOTAL
                                    ------------------------------------------------------------------------------------------------

Service cost                          $ 287       $126      $ 413       $ 236       $151      $ 387      $ 359     $175      $ 534
Interest cost                           313        205        518         268        200        468        291      112        403
Net amortization and deferral          (238)        62       (176)       (275)        89       (186)      (209)      65       (144)
                                    ------------------------------------------------------------------------------------------------

Net periodic postretirement benefit
   cost                               $ 362       $393      $ 755       $ 229       $440      $ 669      $ 441     $352      $ 793
                                    ================================================================================================


The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.25% graded to 5% over 10.5 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1997 by $784,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1997 by $112,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.50% at December 31, 1996.

6. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policyholders and are excluded from the amounts reported in the consolidated statements of income except for fees charged for administration services and mortality risk.

          Security Life of Denver Insurance Company and Subsidiaries

7. LEASES

The Company terminated a significant operating lease agreement relating to electronic data processing equipment due to outsourcing of computer operations. The Company incurred $4,819,000 in lease expense in 1997 related to that agreement prior to termination. The Company does not have any other significant lease obligations. Total rental expense for all equipment leases was approximately $4,993,000, $6,151,000 and $5,620,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

8. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 1997, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $1,500,000. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. Consequently, allowances are established for amounts deemed uncollectible. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

The Company assumes and cedes, on a coinsurance basis, guaranteed investment contracts (GICs) to and from affiliates under common ownership. As of December 31, 1997, $2.2 billion of an affiliate's invested assets were held in trust pursuant to these agreements.

          Security Life of Denver Insurance Company and Subsidiaries

8. REINSURANCE (CONTINUED)

These transactions are summarized as follows (in thousands):

                                                                1997                                1996
                                               -----------------------------------------------------------------------
                                                     PREMIUMS            RESERVES          PREMIUMS          RESERVES
                                               -----------------------------------------------------------------------
Direct (nonaffiliated)                              $ 1,673,471         $ 2,527,957        $ 767,312       $ 1,785,689
Assumed from Life Insurance Company of
      Georgia                                            35,000             106,698           50,000           125,512
                                               -----------------------------------------------------------------------
                                                      1,708,471           2,634,655          817,312         1,911,201
Ceded to Columbine Life Insurance Company            (1,479,371)         (2,231,118)        (484,512)       (1,425,545)
Ceded to Life Insurance Company of Georgia             (116,100)           (403,537)        (282,800)         (435,586)
                                               -----------------------------------------------------------------------
Net                                                 $   113,000         $         -        $  50,000       $    50,070
                                               =======================================================================

Ceded GIC reserves totaling $2,635 and $1,861 million as of December 31, 1997 and 1996, respectively, are classified as part of prepaid reinsurance premiums. GIC reserves are reflected at their gross value of $2,635 and $1,911 million as of December 31, 1997 and 1996, respectively.

During 1997 and 1996, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financial and other purposes. These reinsurance transactions, generally known as "surplus relief reinsurance," represent financial arrangements and, in accordance with generally accepted accounting principles, are not reflected in the accompanying financial statements except for the risk fees paid to or received from reinsurers. Surplus relief reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as amounts are recaptured from reinsurers. As of December 31, 1997, all surplus relief reinsurance contracts had been recaptured.

9. INCOME TAXES

The Company files a consolidated federal income tax return with its parent and other U.S. affiliates and subsidiaries, with the exception of First ING. The affiliated companies that join in the filing of the consolidated federal income tax return have an agreement for the allocation of taxes between members that join in the consolidated return. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.

          Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows (in thousands):

                                                                    DECEMBER 31
                                                                 1997               1996
                                                           -----------------------------------
Deferred tax liabilities:
        Deferred policy acquisition costs                      $(239,678)         $(236,445)
        Unrealized gains/losses                                  (51,312)           (38,516)
                                                           -----------------------------------
Total deferred tax liabilities                                  (290,990)          (274,961)

Deferred tax assets:
        Benefit reserves and surplus relief                      111,610            123,410
        Tax-basis deferred policy acquisition costs               71,241             60,727
        Investment income                                         13,459             11,037
        Unearned investment income                                 9,208              8,705
        Nonqualified deferred compensation                        14,129             10,649
        Postretirement employee benefits                           3,979              3,784
        Separate accounts                                          8,571              4,138
        Other, net                                                 4,964              3,970
                                                           -----------------------------------
Total deferred tax assets                                        237,161            226,420
                                                           -----------------------------------
Net deferred tax liabilities                                   $ (53,829)         $ (48,541)
                                                           ===================================

The components of federal income tax expense consist of the following (in thousands):

                                                               DECEMBER 31
                                                  1997            1996            1995
                                           ---------------------------------------------------
Current                                             $37,542         $10,340        $(48,136)
Deferred                                              9,477          11,536          72,870
Current year change in valuation
       allowance                                          -               -            (438)
                                           ---------------------------------------------------
Federal income tax expense                          $47,019         $21,876        $ 24,296
                                           ===================================================

The Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.

          Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Prior to 1995 a valuation allowance had been established by the Company to account for the fact that the full benefit of the deferred tax asset established by First ING for tax-basis deferred policy acquisition costs more than likely would not be fully realized. In 1995, a change in judgment about the realization of the deferred tax asset occurred and the valuation allowance was removed.

The Company had net income tax payments (receipts) of $55,468,000 during 1997, $(61,467,000) during 1996, and $25,875,000 during 1995 for current income tax payments and settlements of prior year returns.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $70,800,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits, or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions, as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $24,780,000. The Company does not anticipate any such action or foresee any events which would result in such tax; accordingly, a deferred tax liability has not been established.

10. LONG-TERM DEBT

Long-term indebtedness to related parties for $75,000,000 represents the cumulative cash draws on a $100,000,000 commitment from ING America Insurance Holdings, Inc. through December 31, 1997. Additional draws may be made by the
Company at its option through December 1, 2004.   This subordinated note bears
interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury Bonds plus 1/4% adjusted annually.

The repayment of this note requires approval of the Commissioner of Insurance of the State of Colorado and is payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level.

          Security Life of Denver Insurance Company and Subsidiaries

10. LONG-TERM DEBT (CONTINUED)

The principal and interest is scheduled to be repaid in five annual installments beginning December 31, 1999 and continuing through December 31, 2003, with the option of prepaying any outstanding principal and accrued interest. As of December 31, 1997, the Company accrued interest of $5,100,000. Upon receiving approval from the Commissioner of Insurance of the State of Colorado, the Company made a $3,668,000 payment for accrued interest during 1997.

Future minimum payments, assuming a current effective interest rate of 6.40%, are as follows (in thousands):

                                                           TOTAL
                YEAR                                      PAYMENTS
               -----------------------------------------------------
                1999                                       $ 20,456
                2000                                         20,456
                2001                                         20,456
                Subsequent years                             40,911
                                                        ------------
                Total                                       102,279
                Less imputed interest                       (27,279)
                                                        ------------
                Present value of payments                  $ 75,000
                                                        ============

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES

Security Life and its insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by their state of domicile. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within the state, and may change in the future.

The NAIC is in the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that Security Life uses to prepare its statutory-basis financial statements. Codification, which was approved by the NAIC in March 1998, will require adoption by the various states before it becomes the prescribed

          Security Life of Denver Insurance Company and Subsidiaries

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES (CONTINUED)

statutory basis of accounting for insurance companies domiciled within those states. Accordingly, before Codification becomes effective for Security Life, the State of Colorado must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Colorado will adopt Codification.

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding Universal Life Reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado Statutes. The NAIC UL Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

The NAIC prescribes Risk-Based Capital (RBC) requirements for life/health insurance companies. At December 31, 1997, the Company exceeded all minimum RBC requirements.

Combined capital and surplus, determined in accordance with statutory accounting practices (SAP), was $403,239,000 and $366,451,000 at December 31, 1997 and
1996, respectively. Combined net income, determined in accordance with SAP, was $22,261,000, $9,141,000, and $11,771,000 for the years ended December 31, 1997,
1996, and 1995, respectively.

Security Life is required to maintain a minimum total statutory capital and surplus in the state of domicile of $1,500,000. Midwestern United is required to maintain minimum statutory capital of $200,000 and surplus of $250,000 in the state of domicile. First ING is required to maintain minimum statutory capital of $1,000,000 and paid-in surplus of at least 50% of paid-in capital in the state of domicile. Each company exceeded its respective minimum statutory capital and surplus requirements at December 31, 1997. Additionally, the amount of dividends which can be paid by each company to its stockholder without prior approval of the various state insurance departments is generally limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments at December 31, 1997 and 1996 are summarized below (in thousands):

                                          DECEMBER 31, 1997                   DECEMBER 31, 1996
                                 ----------------------------------   -------------------------------
                                         CARRYING                           CARRYING
                                          AMOUNT        FAIR VALUE           AMOUNT        FAIR VALUE
                                 ----------------------------------   -------------------------------
ASSETS
Fixed maturities (Note 2)               $3,152,355       $3,152,355        $2,875,084      $2,875,084
Equity securities (Note 2)                   8,019            8,019             5,345           5,345
Commercial mortgages                       568,591          621,861           445,073         461,777
Residential mortgages                        8,029            8,158             7,722           7,589
Policy loans                               875,405          875,405           795,311         795,311

LIABILITIES
Guaranteed investment
  contracts, net of reinsurance         $        -       $        -        $   50,070      $   50,070
Supplemental contracts
  without life contingencies                 4,240            4,240             3,023           3,023
Other policyholder funds left
  on deposit                                99,545           99,545            98,824          98,824
Individual and group
  annuities, net of reinsurance             43,313           43,077            45,576          45,228

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values of all other financial instruments approximate their fair values.

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

 FIXED MATURITIES AND EQUITY SECURITIES:  The fair values for fixed maturities
 --------------------------------------
 (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements and collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity which fall within a range between 2% - 12% over the total portfolio. The fair values of equity securities are based on quoted market prices.

 MORTGAGE LOANS:  Estimated market values for commercial real estate loans are
 --------------
 generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these are discounted at a greater spread to reflect increased risk.

 All residential loans are valued at their outstanding principal balances, which approximate their fair values.

 POLICY LOANS:  The carrying amounts reported in the balance sheets for these
 ------------
 financial instruments approximate their fair values.

 DERIVATIVE FINANCIAL INSTRUMENTS:  Fair values for on-balance-sheet derivative
 --------------------------------
 financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

 GUARANTEED INVESTMENT CONTRACTS:  The fair values of the Company's guaranteed
 -------------------------------
 investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 OTHER INVESTMENT-TYPE INSURANCE CONTRACTS:  The fair values of the Company's
 -----------------------------------------
 deferred annuity contracts are estimated based on the cash surrender value. The carrying values of other liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies and premium deposits, approximate their fair values.

 OFF-BALANCE-SHEET INSTRUMENTS:  The Company had synthetic guaranteed investment
 -----------------------------
 contract sales in the amounts of $1,000,000 and $55,780,000 in 1997 and 1996, respectively, to trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $493,757,000 and $637,151,000 at December 31, 1997 and 1996, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 80% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

 LETTERS OF CREDIT
 -----------------

 The Company is the beneficiary of letters of credit totaling $175,367,000 which have a market value to the Company of $0 and two lines of credit totaling $225,484,000 which have a market value to the Company of $0 (see Note 14).

13. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.

          Security Life of Denver Insurance Company and Subsidiaries

14. OTHER FINANCING ARRANGEMENTS

The Company has a $125,484,000 line of credit issued by the Company's parent to provide short-term liquidity. The Company has an additional non-affiliated line of credit of $100,000,000, also to provide short-term liquidity, which expires July 31, 1998. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. There were no outstanding borrowings under either of these agreements at December 31, 1997 or 1996. The average balance of short-term debt was $26.5 million during 1997.
The weighted average interest rate paid on this debt during 1997 was 5.71% (see
Note 12).

The Company is the beneficiary of letters of credit totaling $175,367,000 that were established in accordance with the terms of reinsurance agreements. The terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise cancelled or terminated by either party to the financing. The letters were unused during both 1997 and 1996.

YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The total Year 2000 project cost is estimated at approximately $8.5 million. To date the Company has incurred approximately $1 million, primarily for assessment of the Year 2000 issue and development of the modification plan. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.

                             Financial Statements


                             SECURITY LIFE SEPARATE ACCOUNT L1
                             OF SECURITY LIFE OF DENVER
                             INSURANCE COMPANY


                             Year ended December 31, 1997
                             with Report of Independent Auditors

                       Security Life Separate Account L1

                              Financial Statements


                          Year ended December 31, 1997



                                    CONTENTS

Report of Independent Auditors.........................................   102

Financial Statements

Statement of Net Assets................................................   103
Statements of Operations...............................................   109
Statements of Changes in Net Assets....................................   127
Notes to Financial Statements..........................................   145


                        Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
 Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 (comprising, respectively, the Neuberger & Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth, Government Income and Partners Divisions) ("N&B"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Industrial Income, High Yield and Utilities Divisions) ("INVESCO") and Van Eck Worldwide Trust (comprising the Worldwide Balanced and Worldwide Hard Assets Divisions) ("Van Eck") Portfolios) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

Denver, Colorado
April 13, 1998

                                              /s/
                                              ERNST & YOUNG, LLP

                       Security Life Separate Account L1

                            Statement of Net Assets

                               December 31, 1997


                                              TOTAL
                                               ALL          TOTAL         TOTAL         TOTAL         TOTAL         TOTAL
                                            DIVISIONS        N&B          ALGER        FIDELITY      INVESCO       VAN ECK
                                          ---------------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
market value; combined cost
     $147,677,007 (See Note C)            $161,182,191   $26,710,339   $28,827,945   $89,758,414   $14,586,803   $1,298,690
                                          ---------------------------------------------------------------------------------
Total assets                               161,182,191    26,710,339    28,827,945    89,758,414    14,586,803    1,298,690
                                          ---------------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver       (1,303,829)     (155,132)      (78,097)   (1,024,926)      (46,534)         860
Due to (from) other divisions                        -       (59,025)      805,434       147,171      (893,312)        (268)
                                          ---------------------------------------------------------------------------------
Total liabilities                           (1,303,829)     (214,157)      727,337      (877,755)     (939,846)         592
                                          ---------------------------------------------------------------------------------

Net assets                                $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          =================================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
     policyholders (See Note B)           $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          ---------------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          =================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                           N & B
                                          ----------------------------------------------------------------------
                                             TOTAL         LIMITED                       GOVERNMENT
                                              N&B       MATURITY BOND       GROWTH         INCOME      PARTNERS
                                          ----------------------------------------------------------------------
ASSETS
Investments in mutual funds at
      market value                        $26,710,339    $  6,674,552   $  5,492,716   $   894,319  $ 13,648,752
                                          ----------------------------------------------------------------------
Total assets                               26,710,339       6,674,552      5,492,716       894,319    13,648,752
                                          ----------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver        (155,132)          3,700        (25,110)          642      (134,364)
Due to (from) other divisions                 (59,025)         (4,314)       (45,846)            -        (8,865)
                                          ----------------------------------------------------------------------
Total liabilities                            (214,157)           (614)       (70,956)          642      (143,229)
                                          ----------------------------------------------------------------------

Net assets                                $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ======================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
      policyholders (See Note B)          $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ----------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ======================================================================

Number of division units outstanding
     (See Note G)                                         552,985.394    316,146.084    75,811.559   626,285.721
                                                         =======================================================

Value per divisional unit                                $      12.07   $      17.60   $     11.79  $      22.02
                                                         =======================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                            ALGER
                                          -------------------------------------------------------------------------
                                                           AMERICAN        AMERICAN                      AMERICAN
                                             TOTAL           SMALL          MIDCAP        AMERICAN       LEVERAGED
                                             ALGER      CAPITALIZATION      GROWTH         GROWTH         ALLCAP
                                          -------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
      market value                        $28,827,945     $ 11,275,478   $  5,019,978   $  9,621,704   $  2,910,785
                                          -------------------------------------------------------------------------
Total assets                               28,827,945       11,275,478      5,019,978      9,621,704      2,910,785
                                          -------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver         (78,097)         (58,698)       (28,582)         7,334          1,849
Due to (from) other divisions                 805,434          875,064        (66,978)        (1,809)          (843)
                                          -------------------------------------------------------------------------
Total liabilities                             727,337          816,366        (95,560)         5,525          1,006
                                          -------------------------------------------------------------------------

Net assets                                $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          =========================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
      policyholders (See Note B)          $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          -------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          =========================================================================

Number of division units outstanding
     (See Note G)                                          648,733.740    288,809.482    569,990.309    148,542.639
                                                        ===========================================================

Value per divisional unit                                 $      16.12   $      17.71   $      16.87   $      19.59
                                                        ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                                   FIDELITY
                                         ------------------------------------------------------------------------------------------
                                            TOTAL          ASSET                                          MONEY
                                           FIDELITY       MANAGER        GROWTH        OVERSEAS          MARKET         INDEX 500
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
     market value                        $89,758,414   $  6,058,206   $ 18,086,505   $ 12,199,260   $   14,300,455   $   39,113,988
                                         ------------------------------------------------------------------------------------------
Total assets                              89,758,414      6,058,206     18,086,505     12,199,260       14,300,455       39,113,988
                                         ------------------------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver     (1,024,926)        (6,196)        14,297        (18,336)        (948,591)         (66,100)

Due to (from) other divisions                147,171        (72,671)        (2,714)        (8,183)         235,787           (5,048)

                                         ------------------------------------------------------------------------------------------
Total liabilities                           (877,755)       (78,867)        11,583        (26,519)        (712,804)         (71,148)

                                         ------------------------------------------------------------------------------------------

Net assets                               $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ==========================================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
     policyholders (See Note B)          $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ------------------------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES              $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ==========================================================================================

Number of division units outstanding
     (See Note G)                                       410,906.106    983,842.388    950,328.899    1,303,059.881    1,863,056.104
                                                    ===============================================================================

Value per divisional unit                              $      14.94   $      18.37   $      12.86   $        11.52   $        21.03
                                                    ===============================================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997

                                                                      INVESCO
                                          ----------------------------------------------------------------------
                                             TOTAL          TOTAL       INDUSTRIAL
                                            INVESCO        RETURN         INCOME       HIGH YIELD     UTILITIES
                                          ----------------------------------------------------------------------
ASSETS
Investments in mutual funds at
   market value                           $14,586,803   $  3,029,149   $  5,932,858   $  4,464,195   $ 1,160,601
                                          ----------------------------------------------------------------------
Total assets                               14,586,803      3,029,149      5,932,858      4,464,195     1,160,601
                                          ----------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver         (46,534)       (12,342)       (23,188)       (11,794)          790
Due to (from) other divisions                (893,312)        (3,119)        (2,098)      (888,095)            -
                                          ----------------------------------------------------------------------
Total liabilities                            (939,846)       (15,461)       (25,286)      (899,889)          790
                                          ----------------------------------------------------------------------

Net assets                                $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ======================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (See Note B)             $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ----------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ======================================================================

Number of division units outstanding
   (See Note G)                                          184,042.238    297,553.033    333,501.857    78,118.685
                                                        ========================================================

Value per divisional unit                               $      16.54   $      20.02   $      16.08   $     14.85
                                                        ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997

                                                               VAN ECK
                                             -----------------------------------------------
                                                                                 WORLDWIDE
                                                TOTAL           WORLDWIDE           HARD
                                               VAN ECK           BALANCED          ASSETS
                                             -----------------------------------------------
ASSETS
Investments in mutual funds at
   market value                              $1,298,690        $   387,596       $   911,094
                                             -----------------------------------------------
Total assets                                  1,298,690            387,596           911,094
                                             -----------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver               860                248               612
Due to (from) other divisions                      (268)                 -              (268)
                                             -----------------------------------------------
Total liabilities                                   592                248               344
                                             -----------------------------------------------

Net assets                                   $1,298,098        $   387,348       $   910,750
                                             ===============================================

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (See Note B)                $1,298,098        $   387,348       $   910,750
                                             -----------------------------------------------

TOTAL POLICYHOLDER RESERVES                  $1,298,098        $   387,348       $   910,750
                                             ===============================================

Number of division units outstanding
   (See Note G)                                                 32,139.282        77,046.773
                                                         ===================================

Value per divisional unit                                      $     12.05       $     11.82
                                                         ===================================

See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1997

                                             TOTAL
                                              ALL        TOTAL       TOTAL       TOTAL       TOTAL       TOTAL
                                           DIVISIONS      N&B        ALGER      FIDELITY    INVESCO     VAN ECK
                                          ---------------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 4,158,702  $  678,740  $  323,895  $2,094,346  $1,039,818  $ 21,903
Less:  Valuation period deductions
   (See Note B)                               813,630     135,310     141,930     461,022      67,625     7,743
                                          ---------------------------------------------------------------------
Net investment income (loss)                3,345,072     543,430     181,965   1,633,324     972,193    14,160
                                          ---------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              3,199,375     406,286     894,818   1,320,426     523,956    53,889

Net unrealized gains (losses) on
   investments                             10,643,150   2,273,595   1,647,989   6,476,412     298,662   (53,508)
                                          ---------------------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 13,842,525   2,679,881   2,542,807   7,796,838     822,618       381
                                          ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $17,187,597  $3,223,311  $2,724,772  $9,430,162  $1,794,811  $ 14,541
                                          =====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                     N & B
                                          ------------------------------------------------------------
                                            TOTAL        LIMITED                GOVERNMENT
                                             N&B      MATURITY BOND    GROWTH     INCOME     PARTNERS
                                          ------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  678,740       $156,667   $183,497    $ 72,086  $  266,490
Less:  Valuation period deductions
   (See Note B)                              135,310         33,725     24,959      10,366      66,260
                                          ------------------------------------------------------------
Net investment income (loss)                 543,430        122,942    158,538      61,720     200,230
                                          ------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               406,286        (20,056)    14,997      25,762     385,583
Net unrealized gains (losses) on
   investments                             2,273,595        159,151    533,906      26,882   1,553,656
                                          ------------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 2,679,881        139,095    548,903      52,644   1,939,239
                                          ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $3,223,311       $262,037   $707,441    $114,364  $2,139,469
                                          ============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                     ALGER
                                          -----------------------------------------------------------
                                                         AMERICAN     AMERICAN               AMERICAN
                                            TOTAL         SMALL        MIDCAP    AMERICAN   LEVERAGED
                                            ALGER     CAPITALIZATION   GROWTH     GROWTH      ALLCAP
                                          -----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  323,895        $218,789  $ 55,945  $   49,161  $       -
Less:  Valuation period deductions
   (See Note B)                              141,930          51,004    28,138      48,785     14,003
                                          -----------------------------------------------------------
Net investment income (loss)                 181,965         167,785    27,807         376    (14,003)
                                          -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               894,818         114,651   228,363     237,727    314,077
Net unrealized gains (losses) on
   investments                             1,647,989         483,518   246,489     970,056    (52,074)
                                          -----------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 2,542,807         598,169   474,852   1,207,783    262,003
                                          -----------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $2,724,772        $765,954  $502,659  $1,208,159   $248,000
                                          ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                       FIDELITY
                                          ------------------------------------------------------------------
                                            TOTAL      ASSET                             MONEY
                                           FIDELITY   MANAGER     GROWTH     OVERSEAS    MARKET   INDEX 500
                                          ------------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $2,094,346  $204,696  $  274,868  $ 451,874   $764,538  $  398,370
Less:  Valuation period deductions
     (See Note B)                            461,022    27,097      91,298     60,714    107,253     174,660
                                          ------------------------------------------------------------------
Net investment income (loss)               1,633,324   177,599     183,570    391,160    657,285     223,710
                                          ------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                           1,320,426    33,000     662,436    332,544          -     292,446
Net unrealized gains (losses) on
     investments                           6,476,412   350,408   1,347,793   (305,456)         -   5,083,667
                                          ------------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               7,796,838   383,408   2,010,229     27,088          -   5,376,113
                                          ------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $9,430,162  $561,007  $2,193,799  $ 418,248   $657,285  $5,599,823
                                          ==================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                  INVESCO
                                          --------------------------------------------------------
                                            TOTAL      TOTAL    INDUSTRIAL
                                           INVESCO     RETURN     INCOME    HIGH YIELD   UTILITIES
                                          --------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $1,039,818  $ 76,461    $417,376   $ 519,369    $ 26,612
Less:  Valuation period deductions
     (See Note B)                             67,625    12,921      27,525      23,478       3,701
                                          --------------------------------------------------------
Net investment income (loss)                 972,193    63,540     389,851     495,891      22,911
                                          --------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             523,956    46,241     116,951     269,799      90,965
Net unrealized gains (losses) on
     investments                             298,662   203,429     324,767    (253,231)     23,697
                                          --------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                 822,618   249,670     441,718      16,568     114,662
                                          --------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $1,794,811  $313,210    $831,569   $ 512,459    $137,573
                                          ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                              VAN ECK
                                       ----------------------------------------------------
                                                                               WORLDWIDE
                                             TOTAL            WORLDWIDE           HARD
                                            VAN ECK           BALANCED           ASSETS
                                       ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                     $ 21,903           $ 9,006         $ 12,897
Less:  Valuation period deductions
      (See Note B)                                 7,743             3,329            4,414
                                       ----------------------------------------------------
Net investment income (loss)                      14,160             5,677            8,483
                                       ----------------------------------------------------

REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
      investments                                 53,889            37,785           16,104
Net unrealized gains (losses) on
      investments                                (53,508)            4,122          (57,630)
                                       ----------------------------------------------------
Net realized and unrealized gains
      (losses) on investments                        381            41,907          (41,526)
                                       ----------------------------------------------------

NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                                $ 14,541           $47,584         $(33,043)
                                       ====================================================

See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1996

                                            TOTAL
                                             ALL       TOTAL     TOTAL      TOTAL       TOTAL     TOTAL
                                          DIVISIONS     N&B      ALGER     FIDELITY    INVESCO   VAN ECK
                                          --------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $1,183,779  $292,143  $ 56,842  $  593,973  $238,653   $ 2,168
Less:  Valuation period deductions
     (See Note B)                            241,127    50,116    44,898     128,637    14,752     2,724
                                          --------------------------------------------------------------
Net investment income (loss)                 942,652   242,027    11,944     465,336   223,901      (556)
                                          --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             401,852    86,478    62,058      97,833   143,358    12,125
Net unrealized gains (losses) on
     investments                           2,675,307   557,274   396,915   1,736,167   (43,084)   28,035

                                          --------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               3,077,159   643,752   458,973   1,834,000   100,274    40,160
                                          --------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $4,019,811  $885,779  $470,917  $2,299,336  $324,175   $39,604
                                          ==============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    N & B
                                          ---------------------------------------------------------
                                           TOTAL       LIMITED                 GOVERNMENT
                                            N&B     MATURITY BOND    GROWTH      INCOME    PARTNERS
                                          ---------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $292,143       $127,305   $ 76,287      $35,420  $ 53,131
Less:  Valuation period deductions
     (See Note B)                           50,116         13,218      9,400        8,882    18,616
                                          ---------------------------------------------------------
Net investment income (loss)               242,027        114,087     66,887       26,538    34,515
                                          ---------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            86,478        (16,561)   (22,601)       3,867   121,773
Net unrealized gains (losses) on
     investments                           557,274        (29,330)    65,061          443   521,100
                                          ---------------------------------------------------------

Net realized and unrealized gains
     (losses) on investments               643,752        (45,891)    42,460        4,310   642,873
                                          ---------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $885,779       $ 68,196   $109,347      $30,848  $677,388
                                          =========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    ALGER
                                          --------------------------------------------------------
                                                       AMERICAN      AMERICAN             AMERICAN
                                           TOTAL         SMALL        MIDCAP   AMERICAN  LEVERAGED
                                           ALGER    CAPITALIZATION    GROWTH    GROWTH     ALLCAP
                                          --------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 56,842     $  7,668      $ 10,435  $ 37,109   $ 1,630
Less:  Valuation period deductions
     (See Note B)                           44,898       18,457         7,398    16,087     2,956
                                          --------------------------------------------------------
Net investment income (loss)                11,944      (10,789)        3,037    21,022    (1,326)
                                          --------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            62,058        8,187         9,936    22,907     21,028
Net unrealized gains (losses) on
     investments                           396,915       58,340        89,398   227,107     22,070
                                          --------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               458,973       66,527        99,334   250,014     43,098
                                          --------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $470,917     $ 55,738      $102,371  $271,036    $41,772
                                          ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    FIDELITY
                                          -------------------------------------------------------------
                                             TOTAL     ASSET                        MONEY
                                            FIDELITY  MANAGER   GROWTH   OVERSEAS   MARKET    INDEX 500
                                          -------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  593,973  $ 9,800  $109,786  $ 27,966  $246,349  $  200,072
Less:  Valuation period deductions
     (See Note B)                            128,637    3,818    25,455    16,972    35,006      47,386
                                          -------------------------------------------------------------
Net investment income (loss)                 465,336    5,982    84,331    10,994   211,343     152,686
                                          -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                              97,833    7,905     9,661    34,235         -      46,032
Net unrealized gains (losses) on
     investments                           1,736,167   63,068   273,435   238,529         -   1,161,135
                                          -------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               1,834,000   70,973   283,096   272,764         -   1,207,167
                                          -------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $2,299,336  $76,955  $367,427  $283,758  $211,343  $1,359,853
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                  INVESCO
                                          -------------------------------------------------------
                                            TOTAL     TOTAL   INDUSTRIAL
                                           INVESCO   RETURN     INCOME      HIGH YIELD  UTILITIES
                                          -------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $238,653   $25,285   $ 93,816      $114,676     $ 4,876
Less:  Valuation period deductions
     (See Note B)                           14,752     3,402      4,272         6,357         721
                                          -------------------------------------------------------
Net investment income                      223,901    21,883     89,544       108,319       4,155
                                          -------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                           143,358    28,264     30,929        82,830       1,335
Net unrealized gains (losses) on
     investments                           (43,084)   10,956     (7,082)      (53,402)      6,444
                                          -------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               100,274    39,220     23,847        29,428       7,779
                                          -------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $324,175   $61,103   $113,391      $137,747     $11,934
                                          =======================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                     VAN ECK
                                              ----------------------------------------------------
                                                   TOTAL               WORLDWIDE        WORLDWIDE
                                                  VAN ECK              BALANCED        HARD ASSETS
                                              ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                       $ 2,168               $   169           $ 1,999
Less:  Valuation period deductions
     (See Note B)                                   2,724                 1,304             1,420
                                              ---------------------------------------------------
Net investment income (loss)                         (556)               (1,135)              579
                                              ---------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                                   12,125                 2,984             9,141
Net unrealized gains (losses) on
     investments                                   28,035                19,343             8,692
                                              ---------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                       40,160                22,327            17,833
                                              ---------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                   $39,604               $21,192           $18,412
                                              ===================================================


See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1995

                                            TOTAL
                                             ALL        TOTAL       TOTAL      TOTAL      TOTAL     TOTAL
                                          DIVISIONS      N&B        ALGER     FIDELITY   INVESCO   VAN ECK
                                          ----------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 134,683   $     104   $      3   $  78,541   $55,575    $  460
Less:  Valuation period deductions
     (See Note B)                            37,280      11,277      5,431      18,478     1,863       231
                                          ----------------------------------------------------------------
Net investment income (loss)                 97,403     (11,173)    (5,428)     60,063    53,712       229
                                          ----------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             76,547      25,418     17,143      28,840     4,788       358
Net unrealized gains (losses) on
     investments                            186,727     144,429    (54,571)    102,924    (6,574)      519
                                          ----------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                263,274     169,847    (37,428)    131,764    (1,786)      877
                                          ----------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $ 360,677   $ 158,674   $(42,856)  $ 191,827   $51,926    $1,106
                                          ================================================================


See accompanying notes.

                       Security Life Separate Account L1

                          Year Ended December 31, 1995

                                                                     N & B
                                          ----------------------------------------------------------
                                            TOTAL       LIMITED                GOVERNMENT
                                             N&B     MATURITY BOND    GROWTH     INCOME     PARTNERS
                                          ----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $    104      $    65      $    34   $        -    $     5
Less:  Valuation period deductions
     (See Note B)                           11,277        4,624        1,717        2,366      2,570
                                          ----------------------------------------------------------
Net investment income (loss)               (11,173)      (4,559)      (1,683)      (2,366)    (2,565)
                                          ----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            25,418        8,399        4,077        2,729     10,213
Net unrealized gains (losses) on
     investments                           144,429       54,564       (1,928)      33,629     58,164
                                          ----------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               169,847       62,963        2,149       36,358     68,377
                                          ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $158,674      $58,404      $   466      $33,992    $65,812
                                          ==========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                     ALGER
                                        -------------------------------------------------------------
                                                        AMERICAN      AMERICAN               AMERICAN
                                            TOTAL         SMALL        MIDCAP    AMERICAN   LEVERAGED
                                            ALGER    CAPITALIZATION    GROWTH     GROWTH      ALLCAP
                                        -------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $      3   $            -     $    3   $      -   $       -
Less:  Valuation period deductions
     (See Note B)                            5,431            2,496        551      2,242         142
                                        -------------------------------------------------------------
Net investment income (loss)                (5,428)          (2,496)      (548)    (2,242)       (142)
                                        -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on              17,143           19,457      3,402      1,513      (7,229)
     investments
Net unrealized gains (losses) on
     investments                           (54,571)         (57,427)     3,400     (1,664)      1,120
                                        -------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               (37,428)         (37,970)     6,802       (151)     (6,109)
                                        -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $(42,856)        $(40,466)    $6,254    $(2,393)    $(6,251)
                                        =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                    FIDELITY
                                        --------------------------------------------------------------
                                           TOTAL     ASSET                           MONEY
                                          FIDELITY  MANAGER    GROWTH    OVERSEAS   MARKET   INDEX 500
                                        --------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 78,541  $     -   $      -   $      -   $78,541  $       -

Less:  Valuation period deductions
     (See Note B)                           18,478      257      3,373      2,080    10,362      2,406
                                        --------------------------------------------------------------
Net investment income (loss)                60,063     (257)    (3,373)    (2,080)   68,179     (2,406)
                                        --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            28,840      632     13,932      2,684         -     11,592
Net unrealized gains (losses) on
     investments                           102,924    6,607    (11,822)    28,250         -     79,889
                                        --------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               131,764    7,239      2,110     30,934         -     91,481
                                        --------------------------------------------------------------

NET INCREASE (DECREASE)IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $191,827   $6,982   $ (1,263)   $28,854   $68,179    $89,075
                                        ==============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                INVESCO
                                          ----------------------------------------------------
                                           TOTAL    TOTAL   INDUSTRIAL
                                          INVESCO   RETURN    INCOME    HIGH YIELD   UTILITIES
                                          ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $55,575   $3,093     $ 9,220    $ 43,135        $127
Less:  Valuation period deductions
     (See Note B)                           1,863      243         567       1,017          36
                                          ----------------------------------------------------
Net investment income (loss)               53,712    2,850       8,653      42,118          91
                                          ----------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            4,788    2,380       1,156       1,237          15
Net unrealized gains (losses) on
     investments                           (6,574)   2,264      12,495     (22,224)        891
                                          ----------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               (1,786)   4,644      13,651     (20,987)        906
                                          ----------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $51,926   $7,494     $22,304    $ 21,131        $997
                                          ====================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      VAN ECK
                                          -----------------------------------------------------------

                                                 TOTAL              WORLDWIDE             WORLDWIDE
                                                VAN ECK              BALANCED            HARD ASSETS
                                          -----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                       $  460                 $416                  $ 44
Less:  Valuation period deductions
     (See Note B)                                    231                  171                    60
                                          -----------------------------------------------------------
Net investment income (loss)                         229                  245                   (16)
                                          -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                                     358                   (5)                  363
Net unrealized gains (losses) on
     investments                                     519                  (62)                  581
                                          -----------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                         877                  (67)                  944
                                          ----------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                   $1,106                 $178                  $928
                                          ==========================================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1997

                                              TOTAL
                                               ALL          TOTAL         TOTAL          TOTAL         TOTAL         TOTAL
                                            DIVISIONS        N&B          ALGER        FIDELITY       INVESCO       VAN ECK
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  3,345,072   $   543,430   $   181,965   $  1,633,324   $   972,193   $   14,160
Net realized gains (losses) on
   investments                               3,199,375       406,286       894,818      1,320,426       523,956       53,889
Net unrealized gains (losses) on
   investments                              10,643,150     2,273,595     1,647,989      6,476,412       298,662      (53,508)
                                          ----------------------------------------------------------------------------------
Increase (decrease) in net assets
     from operations                        17,187,597     3,223,311     2,724,772      9,430,162     1,794,811       14,541
                                          ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               104,747,260     5,555,766     6,944,048     89,309,110     2,683,620      254,716
Cost of insurance and administrative
   charges                                  (8,284,944)     (957,887)   (1,466,664)    (5,155,026)     (614,145)     (91,222)
Benefit payments                              (406,386)      (20,591)      (63,369)      (322,263)         (163)           -
Surrenders                                  (1,977,696)     (146,698)     (412,252)    (1,294,484)     (112,699)     (11,563)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     (6,642,529)    8,721,432     9,006,938    (32,708,946)    7,796,299      541,748


Other                                            5,891         9,817        11,046        (21,999)       11,180       (4,153)
                                          ----------------------------------------------------------------------------------
Increase (decrease) from principal
   transactions                             87,441,596    13,161,839    14,019,747     49,806,392     9,764,092      689,526
                                          ----------------------------------------------------------------------------------

Total increase (decrease) in net assets    104,629,193    16,385,150    16,744,519     59,236,554    11,558,903      704,067

Net assets at beginning of year             57,856,827    10,539,346    11,356,089     31,399,615     3,967,746      594,031
                                          ----------------------------------------------------------------------------------

Net assets at end of year                 $162,486,020   $26,924,496   $28,100,608   $ 90,636,169   $15,526,649   $1,298,098
                                          ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                          N & B
                                          --------------------------------------------------------------------
                                             TOTAL         LIMITED                    GOVERNMENT
                                              N&B       MATURITY BOND     GROWTH        INCOME       PARTNERS
                                          --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   543,430      $  122,942   $  158,538   $    61,720   $   200,230
Net realized gains (losses) on
   investments                                406,286         (20,056)      14,997        25,762       385,583
Net unrealized gains (losses) on
   investments                              2,273,595         159,151      533,906        26,882     1,553,656
                                          --------------------------------------------------------------------
Increase (decrease) in net assets
      from operations                       3,223,311         262,037      707,441       114,364     2,139,469
                                          --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                5,555,766       1,332,125    1,158,704       324,257     2,740,680
Cost of insurance and administrative
   charges                                   (957,887)       (163,472)    (219,117)      (62,075)     (513,223)
Benefit payments                              (20,591)              -            -             -       (20,591)
Surrenders                                   (146,698)         (3,761)     (71,838)         (792)      (70,307)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     8,721,432       2,758,363    2,141,068    (1,023,987)    4,845,988
Other                                           9,817          (2,202)      11,700        (6,404)        6,723
                                          --------------------------------------------------------------------
Increase (decrease) from principal
   transactions                            13,161,839       3,921,053    3,020,517      (769,001)    6,989,270
                                          --------------------------------------------------------------------

Total increase (decrease) in net assets    16,385,150       4,183,090    3,727,958      (654,637)    9,128,739

Net assets at beginning of year            10,539,346       2,492,076    1,835,714     1,548,314     4,663,242
                                          --------------------------------------------------------------------

Net assets at end of year                 $26,924,496      $6,675,166   $5,563,672   $   893,677   $13,791,981
                                          ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                         ALGER
                                          -------------------------------------------------------------------
                                                           AMERICAN       AMERICAN                  AMERICAN
                                             TOTAL           SMALL         MIDCAP      AMERICAN     LEVERAGED
                                             ALGER      CAPITALIZATION     GROWTH       GROWTH       ALLCAP
                                          -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   181,965      $   167,785   $   27,807   $      376   $  (14,003)
Net realized gains (losses) on
   investments                                894,818          114,651      228,363      237,727      314,077
Net unrealized gains (losses) on
   investments                              1,647,989          483,518      246,489      970,056      (52,074)
                                          -------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                          2,724,772          765,954      502,659    1,208,159      248,000
                                          -------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                6,944,048        2,630,863    1,276,492    2,334,377      702,316
Cost of insurance and administrative
   charges                                 (1,466,664)        (526,742)    (299,891)    (479,902)    (160,129)
Benefit payments                              (63,369)               -      (62,593)        (776)           -
Surrenders                                   (412,252)        (255,386)     (74,317)     (58,850)     (23,699)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     9,006,938        3,518,384    1,419,061    2,796,911    1,272,582
Other                                          11,046           (6,069)      19,072        2,082       (4,039)
                                          -------------------------------------------------------------------
Increase (decrease) from principal
   transactions                            14,019,747        5,361,050    2,277,824    4,593,842    1,787,031
                                          -------------------------------------------------------------------

Total increase (decrease) in net assets    16,744,519        6,127,004    2,780,483    5,802,001    2,035,031

Net assets at beginning of year            11,356,089        4,332,108    2,335,055    3,814,178      874,748
                                          -------------------------------------------------------------------

Net assets at end of year                 $28,100,608      $10,459,112   $5,115,538   $9,616,179   $2,909,779
                                          ===================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                               FIDELITY
                                          ----------------------------------------------------------------------------------
                                              TOTAL         ASSET                                     MONEY
                                            FIDELITY       MANAGER       GROWTH       OVERSEAS       MARKET       INDEX 500
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  1,633,324   $  177,599   $   183,570   $   391,160   $    657,285   $   223,710
Net realized gains (losses) on
   investments                               1,320,426       33,000       662,436       332,544              -       292,446
Net unrealized gains (losses) on
   investments                               6,476,412      350,408     1,347,793      (305,456)             -     5,083,667
                                          ----------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           9,430,162      561,007     2,193,799       418,248        657,285     5,599,823
                                          ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                89,309,110    2,162,759     4,558,270     2,410,373     73,366,740     6,810,968
Cost of insurance and administrative
   charges                                  (5,155,026)    (242,289)     (813,161)     (525,615)    (2,213,630)   (1,360,331)
Benefit payments                              (322,263)     (20,969)         (548)       (1,233)      (257,371)      (42,142)
Surrenders                                  (1,294,484)     (92,218)     (135,829)      (91,869)      (870,621)     (103,947)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    (32,708,946)   2,215,879     5,219,755     5,730,183    (63,929,591)   18,054,828


Other                                          (21,999)       7,567         3,217        10,563        (35,219)       (8,127)
                                          ----------------------------------------------------------------------------------
Increase (decrease) from principal
   transactions                             49,806,392    4,030,729     8,831,704     7,532,402      6,060,308    23,351,249
                                          ----------------------------------------------------------------------------------

Total increase (decrease) in net assets     59,236,554    4,591,736    11,025,503     7,950,650      6,717,593    28,951,072

Net assets at beginning of year             31,399,615    1,545,337     7,049,419     4,275,129      8,295,666    10,234,064
                                          ----------------------------------------------------------------------------------

Net assets at end of year                 $ 90,636,169   $6,137,073   $18,074,922   $12,225,779   $ 15,013,259   $39,185,136
                                          ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                      INVESCO
                                          ---------------------------------------------------------------
                                             TOTAL         TOTAL     INDUSTRIAL
                                            INVESCO       RETURN       INCOME     HIGH YIELD    UTILITIES
                                          ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   972,193   $   63,540   $  389,851   $  495,891   $   22,911
Net realized gains (losses) on
   investments                                523,956       46,241      116,951      269,799       90,965
Net unrealized gains (losses) on
   investments                                298,662      203,429      324,767     (253,231)      23,697
                                          ---------------------------------------------------------------
Increase (decrease) in net assets
   from operations                          1,794,811      313,210      831,569      512,459      137,573
                                          ---------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                2,683,620      517,831    1,250,551      835,890       79,348
Cost of insurance and administrative
   charges                                   (614,145)    (133,107)    (266,208)    (177,612)     (37,218)
Benefit payments                                 (163)           -            -         (163)           -
Surrenders                                   (112,699)     (28,672)     (37,810)      (9,783)     (36,434)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     7,796,299    1,498,300    2,804,344    2,695,587      798,068
Other                                          11,180        2,581        6,081        2,305          213
                                          ---------------------------------------------------------------
Increase (decrease) from principal
   transactions                             9,764,092    1,856,933    3,756,958    3,346,224      803,977
                                          ---------------------------------------------------------------

Total increase (decrease) in net assets    11,558,903    2,170,143    4,588,527    3,858,683      941,550

Net assets at beginning of year             3,967,746      874,467    1,369,617    1,505,401      218,261
                                          ---------------------------------------------------------------

Net assets at end of year                 $15,526,649   $3,044,610   $5,958,144   $5,364,084   $1,159,811
                                          ===============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                              VAN ECK
                                     -----------------------------------------------------------
                                                                                  WORLDWIDE
                                               TOTAL            WORLDWIDE            HARD
                                              VAN ECK           BALANCED            ASSETS
                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                $   14,160           $  5,677          $  8,483
Net realized gains (losses) on
     investments                                53,889             37,785            16,104
Net unrealized gains (losses) on
     investments                               (53,508)             4,122           (57,630)
                                     ------------------------------------------------------
Increase (decrease) in net assets
     from operations                            14,541             47,584           (33,043)
                                     ------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                                   254,716             65,167           189,549
Cost of insurance and administrative
     charges                                   (91,222)           (44,774)          (46,448)
Benefit payments                                     -                  -                 -
Surrenders                                     (11,563)            (7,995)           (3,568)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                      541,748               (120)          541,868
Other                                           (4,153)              (319)           (3,834)
                                     ------------------------------------------------------
Increase (decrease) from principal
     transactions                              689,526             11,959           677,567
                                     ------------------------------------------------------

Total increase (decrease) in net               704,067             59,543           644,524
 assets

Net assets at beginning of year                594,031            327,805           266,226
                                     ------------------------------------------------------

Net assets at end of year                   $1,298,098           $387,348          $910,750
                                     ======================================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1996

                                             TOTAL
                                              ALL          TOTAL         TOTAL          TOTAL         TOTAL       TOTAL
                                           DIVISIONS        N&B          ALGER        FIDELITY       INVESCO     VAN ECK
                                        --------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   942,652   $   242,027   $    11,944   $    465,336   $  223,901   $   (556)
Net realized gains (losses) on
     investments                              401,852        86,478        62,058         97,833      143,358     12,125
Net unrealized gains (losses) on
     investments                            2,675,307       557,274       396,915      1,736,167      (43,084)    28,035
                                        --------------------------------------------------------------------------------
Increase in net assets from
     operations                             4,019,811       885,779       470,917      2,299,336      324,175     39,604
                                        --------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                               44,534,972     2,246,849     2,646,310     38,833,137      609,861    198,815
Cost of insurance and administrative
     charges                               (2,843,666)     (378,501)     (531,589)    (1,733,703)    (158,637)   (41,236)
Benefit payments                               (9,641)            -        (9,457)          (184)           -          -
Surrenders                                   (139,851)      (10,863)      (32,300)       (89,374)      (5,730)    (1,584)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                    (905,917)    3,446,134     6,535,350    (13,409,127)   2,217,943    303,783
Other                                         (25,415)        4,193        (1,186)       (29,113)       1,108       (417)
                                        --------------------------------------------------------------------------------
Increase from principal
     transactions                          40,610,482     5,307,812     8,607,128     23,571,636    2,664,545    459,361
                                        --------------------------------------------------------------------------------

Total increase in net assets               44,630,293     6,193,591     9,078,045     25,870,972    2,988,720    498,965

Net assets at beginning of year            13,226,534     4,345,755     2,278,044      5,528,643      979,026     95,066
                                        --------------------------------------------------------------------------------

Net assets at end of year                 $57,856,827   $10,539,346   $11,356,089   $ 31,399,615   $3,967,746   $594,031
                                        ================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                         N & B
                                        --------------------------------------------------------------------
                                             TOTAL         LIMITED                   GOVERNMENT
                                              N&B       MATURITY BOND     GROWTH       INCOME      PARTNERS
                                        --------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   242,027      $  114,087   $   66,887   $   26,538   $   34,515
Net realized gains (losses) on
      investments                              86,478         (16,561)     (22,601)       3,867      121,773
Net unrealized gains (losses) on
      investments                             557,274         (29,330)      65,061          443      521,100
                                        --------------------------------------------------------------------
Increase in net assets from
      operations                              885,779          68,196      109,347       30,848      677,388
                                        --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Net premiums                                2,246,849         317,539      634,087      372,680      922,543
Cost of insurance and administrative
      charges                                (378,501)        (74,422)    (101,596)     (56,065)    (146,418)
Benefit payments                                    -               -            -            -            -
Surrenders                                    (10,863)         (1,157)      (2,385)         (48)      (7,273)
Net transfers among divisions
      (including the loan division and
      guaranteed interest division in
      the general account)                  3,446,134         398,684      433,683      368,389    2,245,378
Other                                           4,193            (272)        (579)          41        5,003
                                        --------------------------------------------------------------------
Increase from principal
      transactions                          5,307,812         640,372      963,210      684,997    3,019,233
                                        --------------------------------------------------------------------

Total increase in net assets                6,193,591         708,568    1,072,557      715,845    3,696,621

Net assets at beginning of year             4,345,755       1,783,508      763,157      832,469      966,621
                                        --------------------------------------------------------------------

Net assets at end of year                 $10,539,346      $2,492,076   $1,835,714   $1,548,314   $4,663,242
                                        ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                         ALGER
                                        --------------------------------------------------------------------
                                                           AMERICAN       AMERICAN                  AMERICAN
                                             TOTAL           SMALL         MIDCAP      AMERICAN    LEVERAGED
                                             ALGER      CAPITALIZATION     GROWTH       GROWTH       ALLCAP
                                        --------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    11,944       $  (10,789)  $    3,037   $   21,022    $ (1,326)
Net realized gains (losses) on
      investments                              62,058            8,187        9,936       22,907      21,028
Net unrealized gains (losses) on
      investments                             396,915           58,340       89,398      227,107      22,070
                                        --------------------------------------------------------------------
Increase in net assets from
      operations                              470,917           55,738      102,371      271,036      41,772
                                        --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Net premiums                                2,646,310          792,375      410,528    1,189,559     253,848
Cost of insurance and administrative
      charges                                (531,589)        (209,010)     (92,306)    (193,812)    (36,461)
Benefit payments                               (9,457)          (4,658)           -            -      (4,799)
Surrenders                                    (32,300)          (7,839)     (10,926)      (9,795)     (3,740)
Net transfers among divisions
      (including the loan division and
      guaranteed interest division in
      the general account)                  6,535,350        2,581,122    1,649,714    1,717,965     586,549
Other                                          (1,186)          (3,605)         587        1,213         619
                                        --------------------------------------------------------------------
Increase from principal
      transactions                          8,607,128        3,148,385    1,957,597    2,705,130     796,016
                                        --------------------------------------------------------------------

Total increase in net assets                9,078,045        3,204,123    2,059,968    2,976,166     837,788

Net assets at beginning of year             2,278,044        1,127,985      275,087      838,012      36,960
                                        --------------------------------------------------------------------

Net assets at end of year                 $11,356,089       $4,332,108   $2,335,055   $3,814,178    $874,748
                                        ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                              FIDELITY
                                        ----------------------------------------------------------------------------------
                                              TOTAL         ASSET                                   MONEY
                                            FIDELITY       MANAGER      GROWTH      OVERSEAS       MARKET       INDEX 500
                                        ----------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    465,336   $    5,982   $   84,331   $   10,994   $    211,343   $   152,686
Net realized gains (losses) on
     investments                                97,833        7,905        9,661       34,235              -        46,032
Net unrealized gains (losses) on
     investments                             1,736,167       63,068      273,435      238,529              -     1,161,135
                                        ----------------------------------------------------------------------------------
Increase in net assets from
     operations                              2,299,336       76,955      367,427      283,758        211,343     1,359,853
                                        ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                                38,833,137      202,285    1,158,382      537,007     36,012,540       922,923
Cost of insurance and administrative
     charges                                (1,733,703)     (59,703)    (298,466)    (145,781)      (938,219)     (291,534)
Benefit payments                                  (184)           -            -            -              -          (184)
Surrenders                                     (89,374)        (973)      (9,215)      (8,511)       (56,983)      (13,692)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                  (13,409,127)   1,199,005    4,485,230    2,637,971    (28,785,556)    7,054,223
Other                                          (29,113)         277          (47)         (13)       (27,783)       (1,547)
                                        ----------------------------------------------------------------------------------
Increase from principal
     transactions                           23,571,636    1,340,891    5,335,884    3,020,673      6,203,999     7,670,189
                                        ----------------------------------------------------------------------------------

Total increase in net assets                25,870,972    1,417,846    5,703,311    3,304,431      6,415,342     9,030,042

Net assets at beginning of year              5,528,643      127,491    1,346,108      970,698      1,880,324     1,204,022
                                        ----------------------------------------------------------------------------------

Net assets at end of year                 $ 31,399,615   $1,545,337   $7,049,419   $4,275,129   $  8,295,666   $10,234,064
                                        ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    INVESCO
                                          -----------------------------------------------------------
                                             TOTAL       TOTAL    INDUSTRIAL
                                            INVESCO     RETURN      INCOME     HIGH YIELD   UTILITIES
                                          -----------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  223,901   $ 21,883   $   89,544   $  108,319    $  4,155
Net realized gains (losses) on
   investments                               143,358     28,264       30,929       82,830       1,335
Net unrealized gains (losses) on
   investments                               (43,084)    10,956       (7,082)     (53,402)      6,444
                                          -----------------------------------------------------------
Increase in net assets from
   operations                                324,175     61,103      113,391      137,747      11,934
                                          -----------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 609,861    199,674      243,848      121,818      44,521
Cost of insurance and administrative
   charges                                  (158,637)   (45,283)     (55,233)     (48,934)     (9,187)
Benefit payments                                   -          -            -            -           -
Surrenders                                    (5,730)    (2,038)      (2,171)      (1,386)       (135)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    2,217,943    506,505      810,269      750,404     150,765
Other                                          1,108        943         (126)         277          14
                                          -----------------------------------------------------------
Increase from principal
   transactions                            2,664,545    659,801      996,587      822,179     185,978
                                          -----------------------------------------------------------

Total increase in net assets               2,988,720    720,904    1,109,978      959,926     197,912

Net assets at beginning of year              979,026    153,563      259,639      545,475      20,349
                                          -----------------------------------------------------------

Net assets at end of year                 $3,967,746   $874,467   $1,369,617   $1,505,401    $218,261
                                          ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                          VAN ECK
                                           -----------------------------------
                                                                     WORLDWIDE
                                             TOTAL      WORLDWIDE      HARD
                                            VAN ECK      BALANCED     ASSETS
                                           -----------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)               $   (556)    $ (1,135)     $    579
Net realized gains (losses) on
   investments                               12,125        2,984         9,141
Net unrealized gains (losses) on
   investments                               28,035       19,343         8,692
                                           -----------------------------------
Increase in net assets from
   operations                                39,604       21,192        18,412
                                           -----------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                198,815      135,181        63,634
Cost of insurance and administrative
   charges                                  (41,236)     (29,480)      (11,756)
Benefit payments                                  -            -             -
Surrenders                                   (1,584)      (1,584)            -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     303,783      126,152       177,631
Other                                          (417)        (468)           51
                                           -----------------------------------
Increase from principal
   transactions                             459,361      229,801       229,560
                                           -----------------------------------

Total increase in net assets                498,965      250,993       247,972

Net assets at beginning of year              95,066       76,812        18,254
                                           -----------------------------------

Net assets at end of year                  $594,031     $327,805      $266,226
                                           ===================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1995

                                             TOTAL
                                              ALL          TOTAL        TOTAL        TOTAL        TOTAL     TOTAL
                                           DIVISIONS        N&B         ALGER       FIDELITY     INVESCO   VAN ECK
                                          ------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    97,403   $  (11,173)  $   (5,428)  $    60,063   $ 53,712   $   229
Net realized gains (losses) on
   investments                                 76,547       25,418       17,143        28,840      4,788       358
Net unrealized gains (losses) on
   investments                                186,727      144,429      (54,571)      102,924     (6,574)      519
                                          ------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                            360,677      158,674      (42,856)      191,827     51,926     1,106
                                          ------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               13,329,581       39,552      255,704    12,996,026     28,034    10,265
Cost of insurance and administrative
   charges                                   (515,616)     (94,109)     (72,491)     (327,795)   (17,857)   (3,364)
Benefit payments                                    -            -            -             -          -         -
Surrenders                                          -            -            -             -          -         -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                             -    4,235,249    2,130,456    (7,368,518)   915,744    87,069
Other                                          19,851        6,389        7,231         5,062      1,179       (10)
                                          ------------------------------------------------------------------------
Increase from principal
   transactions                            12,833,816    4,187,081    2,320,900     5,304,775    927,100    93,960
                                          ------------------------------------------------------------------------

Total increase in net assets               13,194,493    4,345,755    2,278,044     5,496,602    979,026    95,066

Net assets at beginning of year                32,041            -            -        32,041          -         -
                                          ------------------------------------------------------------------------

Net assets at end of year                 $13,226,534   $4,345,755   $2,278,044   $ 5,528,643   $979,026   $95,066
                                          ========================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      N & B
                                          -------------------------------------------------------------
                                             TOTAL        LIMITED                 GOVERNMENT
                                              N&B      MATURITY BOND    GROWTH      INCOME     PARTNERS
                                          -------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  (11,173)     $   (4,559)  $ (1,683)    $ (2,366)  $ (2,565)
Net realized gains (losses) on
   investments                                25,418           8,399      4,077        2,729     10,213
Net unrealized gains (losses) on
   investments                               144,429          54,564     (1,928)      33,629     58,164
                                          -------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           158,674          58,404        466       33,992     65,812
                                          -------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                  39,552           4,133     13,771       12,086      9,562
Cost of insurance and administrative
   charges                                   (94,109)        (25,947)   (23,846)     (15,635)   (28,681)
Benefit payments                                   -               -          -            -          -
Surrenders                                         -               -          -            -          -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    4,235,249       1,745,908    770,482      801,675    917,184
Other                                          6,389           1,010      2,284          351      2,744
                                          -------------------------------------------------------------
Increase from principal
   transactions                            4,187,081       1,725,104    762,691      798,477    900,809
                                          -------------------------------------------------------------

Total increase in net assets               4,345,755       1,783,508    763,157      832,469    966,621

Net assets at beginning of year                    -               -          -            -          -
                                          -------------------------------------------------------------

Net assets at end of year                 $4,345,755      $1,783,508   $763,157     $832,469   $966,621
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      ALGER
                                          -------------------------------------------------------------
                                                          AMERICAN      AMERICAN               AMERICAN
                                             TOTAL          SMALL        MIDCAP    AMERICAN   LEVERAGED
                                             ALGER     CAPITALIZATION    GROWTH     GROWTH      ALLCAP
                                          -------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   (5,428)      $   (2,496)  $   (548)  $ (2,242)    $  (142)
Net realized gains (losses) on
   investments                                17,143           19,457      3,402      1,513      (7,229)
Net unrealized gains (losses) on
   investments                               (54,571)         (57,427)     3,400     (1,664)      1,120
                                          -------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           (42,856)         (40,466)     6,254     (2,393)     (6,251)
                                          -------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 255,704          224,681     18,375      9,493       3,155
Cost of insurance and administrative
   charges                                   (72,491)         (24,235)    (8,062)   (38,073)     (2,121)
Benefit payments                                   -                -          -          -           -
Surrenders                                         -                -          -          -           -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    2,130,456          963,613    257,593    866,852      42,398
Other                                          7,231            4,392        927      2,133        (221)
                                          -------------------------------------------------------------
Increase from principal
   transactions                            2,320,900        1,168,451    268,833    840,405      43,211
                                          -------------------------------------------------------------

Total increase in net assets               2,278,044        1,127,985    275,087    838,012      36,960

Net assets at beginning of year                    -                -          -          -           -
                                          -------------------------------------------------------------

Net assets at end of year                 $2,278,044       $1,127,985   $275,087   $838,012     $36,960
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                           FIDELITY
                                          --------------------------------------------------------------------------
                                             TOTAL        ASSET                                MONEY
                                            FIDELITY     MANAGER     GROWTH     OVERSEAS      MARKET       INDEX 500
                                          --------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    60,063   $   (257)  $   (3,373)  $ (2,080)  $     68,179   $   (2,406)
Net realized gains (losses) on
   investments                                 28,840        632       13,932      2,684              -       11,592
Net unrealized gains (losses) on
   investments                                102,924      6,607      (11,822)    28,250              -       79,889
                                          --------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                            191,827      6,982       (1,263)    28,854         68,179       89,075
                                          --------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               12,996,026     18,939       37,113     24,037     12,848,110       67,827
Cost of insurance and administrative
   charges                                   (327,795)    (5,716)     (45,365)   (17,969)      (242,041)     (16,704)
Benefit payments                                    -          -            -          -              -            -
Surrenders                                          -          -            -          -              -            -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    (7,368,518)   107,141    1,355,450    935,792    (10,830,183)   1,063,282
Other                                           5,062        145          173        (16)         4,218          542
                                          --------------------------------------------------------------------------
Increase from principal
   transactions                             5,304,775    120,509    1,347,371    941,844      1,780,104    1,114,947
                                          --------------------------------------------------------------------------

Total increase in net assets                5,496,602    127,491    1,346,108    970,698      1,848,283    1,204,022

Net assets at beginning of year                32,041          -            -          -         32,041            -
                                          --------------------------------------------------------------------------

Net assets at end of year                 $ 5,528,643   $127,491   $1,346,108   $970,698   $  1,880,324   $1,204,022
                                          ==========================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                   INVESCO
                                          ---------------------------------------------------------
                                            TOTAL      TOTAL    INDUSTRIAL
                                           INVESCO    RETURN      INCOME     HIGH YIELD   UTILITIES
                                          ---------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $ 53,712   $  2,850     $  8,653     $ 42,118     $    91
Net realized gains (losses) on
   investments                               4,788      2,380        1,156        1,237          15
Net unrealized gains (losses) on
   investments                              (6,574)     2,264       12,495      (22,224)        891
                                          ---------------------------------------------------------
Increase (decrease) in net assets
   from operations                          51,926      7,494       22,304       21,131         997
                                          ---------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                28,034      3,844       12,548        8,941       2,701
Cost of insurance and administrative
   charges                                 (17,857)    (4,401)      (5,390)      (6,776)     (1,290)
Benefit payments                                 -          -            -            -           -
Surrenders                                       -          -            -            -           -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    915,744    145,676      230,040      522,094      17,934
Other                                        1,179        950          137           85           7
                                          ---------------------------------------------------------
Increase from principal
   transactions                            927,100    146,069      237,335      524,344      19,352
                                          ---------------------------------------------------------

Total increase in net assets               979,026    153,563      259,639      545,475      20,349

Net assets at beginning of year                  -          -            -            -           -
                                          ---------------------------------------------------------

Net assets at end of year                 $979,026   $153,563     $259,639     $545,475     $20,349
                                          =========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                              VAN ECK
                                              --------------------------------------

                                                TOTAL      WORLDWIDE      WORLDWIDE
                                               VAN ECK      BALANCED     HARD ASSETS
                                              --------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)                  $   229       $   245         $   (16)
Net realized gains (losses) on
   investments                                    358            (5)            363
Net unrealized gains (losses) on
   investments                                    519           (62)            581
                                              -------------------------------------
Increase (decrease) in net assets
   from operations                              1,106           178             928
                                              -------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                   10,265         6,352           3,913
Cost of insurance and administrative
   charges                                     (3,364)       (2,360)         (1,004)
Benefit payments                                    -             -               -
Surrenders                                          -             -               -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                        87,069        72,661          14,408
Other                                             (10)          (19)              9
                                              -------------------------------------
Increase from principal
   transactions                                93,960        76,634          17,326
                                              -------------------------------------

Total increase in net assets                   95,066        76,812          18,254

Net assets at beginning of year                     -             -               -
                                              -------------------------------------

Net assets at end of year                     $95,066       $76,812         $18,254
                                              =====================================

See accompanying notes.

                       Security Life Separate Account L1

                         Notes to Financial Statements

                               December 31, 1997


NOTE A. ORGANIZATION

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine and Strategic Advantage Variable Universal Life ("FirstLine and Strategic Advantage") policies offered by the Company. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be charged with liabilities arising out of any other operations of the Company.

As of December 31, 1997, the Separate Account offered seventeen investment divisions to the policyholders, each of which invests in an independently managed mutual fund portfolio ("Fund"). The Funds included:

PORTFOLIO MANAGERS/PORTFOLIOS (FUNDS)

Neuberger & Berman Management Incorporated (N&B)
  Neuberger & Berman Limited Maturity Bond Portfolio
  Neuberger & Berman Growth Portfolio
  Neuberger & Berman Partners Portfolio

Fred Alger Management, Inc.  (Alger)
  Alger American Small Capitalization Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Growth Portfolio
  Alger American Leveraged AllCap Portfolio

Fidelity Management & Research Company (Fidelity)
  Fidelity Investments VIP II Asset Manager Portfolio
  Fidelity Investments VIP Growth Portfolio
  Fidelity Investments VIP Overseas Portfolio
  Fidelity Investments VIP Money Market Portfolio
  Fidelity Investments VIP II Index 500 Portfolio

                       Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

INVESCO Funds Group, Inc. (INVESCO)
  INVESCO VIF Total Return Portfolio
  INVESCO VIF Industrial Income Portfolio
  INVESCO VIF High Yield Portfolio
  INVESCO VIF Utilities Portfolio

Van Eck Associates Corporation (Van Eck)
  Van Eck Worldwide Hard Assets Portfolio (formerly known as "Van Eck Gold and
     Natural Resources Portfolio")

Effective May 1, 1997, the Divisions of the Separate Account investing in the Neuberger & Berman Government Income Portfolio and the Van Eck Worldwide Balanced Fund stopped accepting new investments. The Company and the fund managers intend to discontinue these divisions in 1998 pending approval by the Securities and Exchange Commission.

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
  Van Eck Worldwide Real Estate Portfolio
  Van Eck Wordlwide Emerging Markets Portfolio
  Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
  AIM VI--Capital Appreciation Portfolio
  AIM VI--Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
  INVESCO VIP Small Company Growth Fund

The FirstLine and Strategic Advantage policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The FirstLine and Strategic Advantage products also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       Security Life Separate Account L1


                    Notes to Financial Statement (continued



NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

INVESTMENT VALUATION--The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME--The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in first-out (FIFO) method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

VALUATION PERIOD DEDUCTIONS--Charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the year ended December 31, 1997 were $813,630.

POLICYHOLDER RESERVES--Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

NOTE C. INVESTMENTS

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges were $8,284,944 for the year ended December 31, 1997. Distributions made by the Funds are reinvested in the Funds.

                       Security Life Separate Account L1

NOTE C. INVESTMENTS (CONTINUED)

The following is a summary of fund shares owned as of December 31, 1997:

                                                         NUMBER            NET           VALUE
                                                           OF             ASSET        OF SHARES        COST OF
                    FUND                                 SHARES           VALUE        AT MARKET        SHARES
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:

       Limited Maturity Bond                            472,701.98      $ 14.12    $  6,674,552      $  6,490,167
       Growth                                           179,853.19        30.54       5,492,716         4,895,677
       Government Income                                 80,279.96        11.14         894,319           833,365
       Partners                                         662,560.75        20.60      13,648,752        11,515,832

Fred Alger Management, Inc.:
       American Small Capitalization                    257,725.20       43.75       11,275,478        10,791,047
       American MidCap Growth                           207,608.67       24.18        5,019,978         4,680,691
       American Growth                                  225,016.46       42.76        9,621,704         8,426,205
       American Leveraged AllCap                        125,627.34       23.17        2,910,785         2,939,669

Fidelity Management & Research Co.:
       Asset Manager                                    336,380.12       18.01        6,058,206         5,638,123
       Growth                                           487,506.87       37.10       18,086,505        16,477,099
       Overseas                                         635,378.14       19.20       12,199,260        12,237,937
       Money Market                                  14,300,454.76        1.00       14,300,455        14,300,455
       Index 500                                        341,935.38      114.39       39,113,988        32,789,297

INVESCO Funds Group, Inc.:
       Total Return                                     191,597.05       15.81        3,029,149         2,812,500
       Industrial Income                                348,172.42       17.04        5,932,858         5,602,678
       High Yield                                       358,282.11       12.46        4,464,195         4,793,052
       Utilities                                         80,597.26       14.40        1,160,601         1,129,569

Van Eck Associates Corporation:
       Worldwide Balanced                                32,219.15       12.03          387,596           364,193
       Worldwide Hard Assets                             57,957.64       15.72          911,094           959,451
                                                                               ----------------------------------

Total                                                                              $161,182,191      $147,677,007
                                                                               ==================================

For the year ended December 31, 1997, the aggregate cost of purchases (plus reinvested dividends) and the proceeds from sales of investments were $217,622,926 and $127,420,840, respectively.

                       Security Life Separate Account L1

NOTE D. OTHER POLICY DEDUCTIONS

The FirstLine and Strategic Advantage products provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

NOTE E. POLICY LOANS

The FirstLine and Strategic Advantage policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time they borrow against their policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

NOTE F. FEDERAL INCOME TAXES

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS

The following schedule summarizes the changes in divisional units for the year ended December 31, 1997:

                                                                        INCREASE       (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS    OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               218,725.891    113,561.726     221,010.356       (312.579)    552,985.394
     Growth                              133,567.983     72,014.748     115,419.209     (4,855.856)    316,146.084
     Government Income                   142,773.403     30,012.660     (96,910.921)       (63.583)     75,811.559
     Partners                            275,892.457    132,546.949     221,612.103     (3,765.788)    626,285.721

Fred Alger Management, Inc.:
     American Small Capitalization       297,073.322    169,734.967     198,924.378    (16,998.927)    648,733.740
     American MidCap Growth              150,480.473     75,478.169      67,932.067     (5,081.227)    288,809.482
     American Growth                     282,175.287    148,033.913     143,986.035     (4,204.926)    569,990.309
     American Leveraged AllCap            53,044.470     37,468.208      59,275.281     (1,245.320)    148,542.639

Fidelity Management & Research Co:
     Asset Manager                       123,908.168    153,704.775     140,410.567     (7,117.404)    410,906.106
     Growth                              470,285.667    266,903.356     255,537.409     (8,884.044)    983,842.388
     Overseas                            367,948.109    188,693.884     401,169.888     (7,482.982)    950,328.899
     Money Market                        753,707.969  6,017,484.702  (5,391,420.354)   (76,712.436)  1,303,059.881
     Index 500                           640,890.650    344,372.391     883,047.870     (5,254.807)  1,863,056.104

INVESCO Funds Group, Inc.:
     Total Return                         64,490.483     34,892.581      86,543.479     (1,884.305)    184,042.238
     Industrial Income                    87,035.356     67,888.068     144,731.840     (2,102.231)    297,553.033
     High Yield                          108,999.107     54,880.757     170,263.533       (641.540)    333,501.857
     Utilities                            18,008.490      6,137.976      56,869.352     (2,897.133)     78,118.685

Van Eck Associates Corporation:
     Worldwide Balanced                   29,808.787      5,838.562      (2,850.258)      (657.809)     32,139.282
     Worldwide Hard Assets                21,966.093     15,549.154      39,774.054       (242.528)     77,046.773

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1996:

                                                                        INCREASE        (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS,   OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               162,009.578     22,341.563      34,959.370        (584.620)  218,725.891
     Growth                               60,162.107     40,992.586      33,140.220        (726.930)  133,567.983
     Government Income                    77,187.706     30,340.987      35,590.000        (345.290)  142,773.403
     Partners                             73,535.288     52,840.719     150,615.480      (1,099.030)  275,892.457

Fred Alger Management, Inc.:
     American Small Capitalization        80,027.266     41,830.466     176,940.020      (1,724.430)  297,073.322
     American MidCap Growth               19,692.860     21,703.253     110,111.630      (1,027.270)  150,480.473
     American Growth                      69,805.233     79,036.444     135,021.170      (1,687.560)  282,175.287
     American Leveraged AllCap             2,494.731     14,117.529      37,093.470        (661.260)   53,044.470

Fidelity Management & Research Co:
     Asset Manager                        11,627.088     11,928.100     100,648.740        (295.760)  123,908.168
     Growth                              102,248.988     60,000.429     309,854.870      (1,818.620)  470,285.667
     Overseas                             93,906.733     36,170.266     239,414.430      (1,543.320)  367,948.109
     Money Market                        178,653.159  3,174,656.740  (2,593,671.600)     (5,930.330)  753,707.969
     Index 500                            91,903.027     43,453.963     507,578.000      (2,044.340)  640,890.650

INVESCO Funds Group, Inc.:
     Total Return                         12,602.664     11,847.269      40,812.090        (771.540)   64,490.483
     Industrial Income                    20,026.102     12,961.494      54,377.610        (329.850)   87,035.356
     High Yield                           45,708.358      5,929.679      57,717.210        (356.140)  108,999.107
     Utilities                             1,879.859      3,104.181      13,093.330         (68.880)   18,008.490

Van Eck Associates Corporation:
     Worldwide Balanced                    7,739.274     10,375.993      12,036.370        (342.850)   29,808.787
     Worldwide Hard Assets                 1,765.913      4,573.270      15,683.750         (56.840)   21,966.093

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1995:

                                                                        INCREASE        (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS,   OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond                     0.000        382.961     164,031.781      (2,405.164)  162,009.578
     Growth                                    0.000      1,107.568      60,922.448      (1,867.909)   60,162.107
     Government Income                         0.000      1,154.992      77,524.888      (1,492.174)   77,187.706
     Partners                                  0.000        777.847      75,027.133      (2,269.692)   73,535.288

Fred Alger Management, Inc.:
     American Small Capitalization             0.000     15,032.912      66,694.332      (1,699.978)   80,027.266
     American MidCap Growth                    0.000      1,336.898      18,942.171        (586.209)   19,692.860
     American Growth                           0.000        795.728      72,142.081      (3,132.576)   69,805.233
     American Leveraged AllCap                 0.000        217.078       2,424.066        (146.413)    2,494.731

Fidelity Management & Research Co:
     Asset Manager                             0.000      1,811.445      10,363.454        (547.811)   11,627.088
     Growth                                    0.000      2,796.390     102,856.769      (3,404.171)  102,248.988
     Overseas                                  0.000      2,389.778      93,305.776      (1,788.821)   93,906.733
     Money Market                          3,200.637  1,244,243.280  (1,045,323.517)    (23,467.241)  178,653.159
     Index 500                                 0.000      5,636.625      87,615.828      (1,349.426)   91,903.027

INVESCO Funds Group, Inc.:
     Total Return                              0.000        329.342      12,652.423        (379.101)   12,602.664
     Industrial Income                         0.000      1,040.189      19,427.874        (441.961)   20,026.102
     High Yield                                0.000        766.963      45,527.967        (586.572)   45,708.358
     Utilities                                 0.000        261.166       1,744.166        (125.473)    1,879.859

Van Eck Associates Corporation:
     Worldwide Balanced                        0.000        639.571       7,336.953        (237.250)    7,739.274
     Worldwide Hard Assets                     0.000        384.059       1,482.141        (100.287)    1,765.913

                       Security Life Separate Account L1

NOTE H. NET ASSETS

Net assets at December 31, 1997 consisted of the following:

                                                                      ACCUMULATED       NET
                                                       ACCUMULATED   NET REALIZED    UNREALIZED
                                                        INVESTMENT       GAINS         GAINS
                                          PRINCIPAL       INCOME      (LOSSES) ON   (LOSSES) ON
               DIVISION                  TRANSACTIONS     (LOSS)      INVESTMENTS   INVESTMENTS    NET ASSETS
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               $  6,286,529   $  232,470     $  (28,218)  $   184,385   $  6,675,166
     Growth                                 4,746,418      223,742         (3,527)      597,039      5,563,672
     Government Income                        714,473       85,892         32,358        60,954        893,677
     Partners                              10,909,312      232,180        517,569     2,132,920     13,791,981

Fred Alger Management, Inc.:
     American Small Capitalization          9,677,886      154,500        142,295       484,431     10,459,112
     American MidCap Growth                 4,504,254       30,296        241,701       339,287      5,115,538
     American Growth                        8,139,377       19,156        262,147     1,195,499      9,616,179
     American Leveraged AllCap              2,626,258      (15,471)       327,876       (28,884)     2,909,779

Fidelity Management & Research Co:
     Asset Manager                          5,492,129      183,324         41,537       420,083      6,137,073
     Growth                                15,514,959      264,528        686,029     1,609,406     18,074,922
     Overseas                              11,494,919      400,074        369,463       (38,677)    12,225,779
     Money Market                          14,076,418      936,841              -             -     15,013,259
     Index 500                             32,136,385      373,990        350,070     6,324,691     39,185,136

INVESCO Funds Group, Inc.:
     Total Return                           2,662,803       88,273         76,885       216,649      3,044,610
     Industrial Income                      4,990,880      488,048        149,036       330,180      5,958,144
     High Yield                             4,692,747      646,328        353,866      (328,857)     5,364,084
     Utilities                              1,009,307       27,157         92,315        31,032      1,159,811

Van Eck Associates Corporation:
     Worldwide Balanced                       318,394        4,787         40,764        23,403        387,348
     Worldwide Hard Assets                    924,453        9,046         25,608       (48,357)       910,750
                                         ---------------------------------------------------------------------

Total                                    $140,917,901   $4,385,161     $3,677,774   $13,505,184   $162,486,020
                                         =====================================================================

                       Security Life Separate Account L1

NOTE I. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer software systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.

APPENDIX A

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                 MALE NONSMOKER

 Attained             Attained            Attained              Attained
   Age     Factor       Age     Factor       Age      Factor      Age   Factor

    0      12.574       25       6.095       50       2.671       75    1.396
    1      12.681       26       5.904       51       2.589       76    1.372
    2      12.341       27       5.717       52       2.509       77    1.349
    3      11.996       28       5.533       53       2.433       78    1.328
    4      11.655       29       5.354       54       2.360       79    1.307

    5      11.316       30       5.179       55       2.290       80    1.288
    6      10.979       31       5.008       56       2.223       81    1.270
    7      10.644       32       4.843       57       2.159       82    1.253
    8      10.311       33       4.682       58       2.097       83    1.236
    9       9.982       34       4.527       59       2.038       84    1.221

   10       9.660       35       4.376       60       1.982       85    1.207
   11       9.345       36       4.231       61       1.928       86    1.195
   12       9.041       37       4.091       62       1.877       87    1.183
   13       8.750       38       3.955       63       1.828       88    1.172
   14       8.476       39       3.825       64       1.781       89    1.161

   15       8.218       40       3.699       65       1.736       90    1.151
   16       7.973       41       3.577       66       1.694       91    1.141
   17       7.740       42       3.461       67       1.654       92    1.131
   18       7.517       43       3.348       68       1.615       93    1.120
   19       7.301       44       3.240       69       1.579       94    1.109

   20       7.091       45       3.136       70       1.544       95    1.097
   21       6.886       46       3.036       71       1.511       96    1.083
   22       6.684       47       2.939       72       1.480       97    1.069
   23       6.484       48       2.847       73       1.450       98    1.054
   24       6.288       49       2.757       74       1.422       99    1.040

                                                                 100    1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              155

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                  MALE SMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      10.511     25       4.963     50        2.267       75      1.330
    1      10.508     26       4.811     51        2.205       76      1.312
    2      10.203     27       4.661     52        2.145       77      1.295
    3       9.897     28       4.515     53        2.088       78      1.280
    4       9.597     29       4.371     54        2.034       79      1.265

    5       9.301     30       4.231     55        1.982       80      1.251
    6       9.007     31       4.094     56        1.933       81      1.238
    7       8.718     32       3.962     57        1.886       82      1.225
    8       8.433     33       3.834     58        1.841       83      1.213
    9       8.153     34       3.710     59        1.798       84      1.202

   10       7.879     35       3.590     60        1.757       85      1.191
   11       7.613     36       3.475     61        1.717       86      1.182
   12       7.356     37       3.363     62        1.680       87      1.173
   13       7.109     38       3.256     63        1.644       88      1.164
   14       6.876     39       3.153     64        1.610       89      1.155

   15       6.654     40       3.054     65        1.577       90      1.147
   16       6.456     41       2.959     66        1.547       91      1.138
   17       6.269     42       2.869     67        1.518       92      1.129
   18       6.091     43       2.782     68        1.490       93      1.120
   19       5.919     44       2.698     69        1.464       94      1.109

   20       5.752     45       2.619     70        1.438       95      1.097
   21       5.590     46       2.542     71        1.414       96      1.083
   22       5.430     47       2.469     72        1.391       97      1.069
   23       5.272     48       2.399     73        1.369       98      1.054
   24       5.117     49       2.331     74        1.349       99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              156

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                FEMALE NONSMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      14.687     25       6.861     50           3.013    75      1.493
    1      14.680     26       6.638     51           2.920    76      1.461
    2      14.279     27       6.421     52           2.831    77      1.430
    3      13.873     28       6.211     53           2.745    78      1.401
    4      13.471     29       6.007     54           2.662    79      1.373

    5      13.073     30       5.809     55           2.583    80      1.347
    6      12.682     31       5.618     56           2.507    81      1.322
    7      12.294     32       5.432     57           2.433    82      1.299
    8      11.915     33       5.252     58           2.362    83      1.278
    9      11.541     34       5.078     59           2.293    84      1.257

   10      11.175     35       4.910     60           2.226    85      1.239
   11      10.817     36       4.747     61           2.162    86      1.221
   12      10.469     37       4.590     62           2.100    87      1.205
   13      10.132     38       4.439     63           2.040    88      1.190
   14       9.807     39       4.294     64           1.983    89      1.176

   15       9.494     40       4.154     65           1.928    90      1.163
   16       9.192     41       4.019     66           1.876    91      1.150
   17       8.899     42       3.890     67           1.826    92      1.137
   18       8.617     43       3.765     68           1.778    93      1.125
   19       8.344     44       3.645     69           1.732    94      1.112

   20       8.078     45       3.530     70           1.688    95      1.098
   21       7.821     46       3.419     71           1.645    96      1.084
   22       7.571     47       3.312     72           1.604    97      1.069
   23       7.327     48       3.208     73           1.565    98      1.054
   24       7.091     49       3.109     74           1.528    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              157

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                 FEMALE SMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      13.162     25       6.032     50           2.728    75      1.451
    1      13.099     26       5.836     51           2.651    76      1.423
    2      12.723     27       5.647     52           2.578    77      1.396
    3      12.346     28       5.463     53           2.507    78      1.371
    4      11.974     29       5.285     54           2.438    79      1.347

    5      11.608     30       5.113     55           2.373    80      1.325
    6      11.248     31       4.946     56           2.310    81      1.303
    7      10.894     32       4.785     57           2.249    82      1.283
    8      10.547     33       4.629     58           2.190    83      1.263
    9      10.207     34       4.478     59           2.132    84      1.246

   10       9.874     35       4.332     60           2.076    85      1.229
   11       9.550     36       4.192     61           2.022    86      1.214
   12       9.234     37       4.056     62           1.969    87      1.199
   13       8.930     38       3.926     63           1.919    88      1.186
   14       8.636     39       3.801     64           1.870    89      1.173

   15       8.352     40       3.682     65           1.824    90      1.161
   16       8.085     41       3.568     66           1.780    91      1.149
   17       7.826     42       3.459     67           1.738    92      1.137
   18       7.577     43       3.354     68           1.697    93      1.125
   19       7.336     44       3.254     69           1.658    94      1.112

   20       7.102     45       3.158     70           1.620    95      1.098
   21       6.876     46       3.065     71           1.583    96      1.084
   22       6.655     47       2.976     72           1.547    97      1.069
   23       6.441     48       2.890     73           1.513    98      1.054
   24       6.234     49       2.808     74           1.481    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              158

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                               UNISEX 1 NONSMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      12.574     25       6.095     50           2.671    75      1.396
    1      12.681     26       5.904     51           2.589    76      1.372
    2      12.341     27       5.717     52           2.509    77      1.349
    3      11.996     28       5.533     53           2.433    78      1.328
    4      11.655     29       5.354     54           2.360    79      1.307

    5      11.316     30       5.179     55           2.290    80      1.288
    6      10.979     31       5.008     56           2.223    81      1.270
    7      10.644     32       4.843     57           2.159    82      1.253
    8      10.311     33       4.682     58           2.097    83      1.236
    9       9.982     34       4.527     59           2.038    84      1.221

   10       9.660     35       4.376     60           1.982    85      1.207
   11       9.345     36       4.231     61           1.928    86      1.195
   12       9.041     37       4.091     62           1.877    87      1.183
   13       8.750     38       3.955     63           1.828    88      1.172
   14       8.476     39       3.825     64           1.781    89      1.161

   15       8.218     40       3.699     65           1.736    90      1.151
   16       7.973     41       3.577     66           1.694    91      1.141
   17       7.740     42       3.461     67           1.654    92      1.131
   18       7.517     43       3.348     68           1.615    93      1.120
   19       7.301     44       3.240     69           1.579    94      1.109

   20       7.091     45       3.136     70           1.544    95      1.097
   21       6.886     46       3.036     71           1.511    96      1.083
   22       6.684     47       2.939     72           1.480    97      1.069
   23       6.484     48       2.847     73           1.450    98      1.054
   24       6.288     49       2.757     74           1.422    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              159

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                UNISEX 1 SMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      10.511     25       4.963     50           2.267    75      1.330
    1      10.508     26       4.811     51           2.205    76      1.312
    2      10.203     27       4.661     52           2.145    77      1.295
    3       9.897     28       4.515     53           2.088    78      1.280
    4       9.597     29       4.371     54           2.034    79      1.265

    5       9.301     30       4.231     55           1.982    80      1.251
    6       9.007     31       4.094     56           1.933    81      1.238
    7       8.718     32       3.962     57           1.886    82      1.225
    8       8.433     33       3.834     58           1.841    83      1.213
    9       8.153     34       3.710     59           1.798    84      1.202

   10       7.879     35       3.590     60           1.757    85      1.191
   11       7.613     36       3.475     61           1.717    86      1.182
   12       7.356     37       3.363     62           1.680    87      1.173
   13       7.109     38       3.256     63           1.644    88      1.164
   14       6.876     39       3.153     64           1.610    89      1.155

   15       6.654     40       3.054     65           1.577    90      1.147
   16       6.456     41       2.959     66           1.547    91      1.138
   17       6.269     42       2.869     67           1.518    92      1.129
   18       6.091     43       2.782     68           1.490    93      1.120
   19       5.919     44       2.698     69           1.464    94      1.109

   20       5.752     45       2.619     70           1.438    95      1.097
   21       5.590     46       2.542     71           1.414    96      1.083
   22       5.430     47       2.469     72           1.391    97      1.069
   23       5.272     48       2.399     73           1.369    98      1.054
   24       5.117     49       2.331     74           1.349    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              160

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                               UNISEX 2 NONSMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      12.943     25       6.234     50           2.733    75      1.418
    1      13.032     26       6.037     51           2.649    76      1.392
    2      12.683     27       5.845     52           2.568    77      1.368
    3      12.327     28       5.657     53           2.490    78      1.345
    4      11.975     29       5.473     54           2.415    79      1.323

    5      11.626     30       5.294     55           2.343    80      1.303
    6      11.278     31       5.120     56           2.275    81      1.283
    7      10.934     32       4.950     57           2.209    82      1.265
    8      10.593     33       4.786     58           2.146    83      1.247
    9      10.256     34       4.627     59           2.085    84      1.231

   10       9.926     35       4.474     60           2.027    85      1.216
   11       9.604     36       4.325     61           1.972    86      1.202
   12       9.292     37       4.182     62           1.918    87      1.190
   13       8.994     38       4.043     63           1.868    88      1.178
   14       8.710     39       3.910     64           1.819    89      1.166

   15       8.443     40       3.782     65           1.773    90      1.155
   16       8.188     41       3.658     66           1.729    91      1.144
   17       7.945     42       3.539     67           1.687    92      1.133
   18       7.712     43       3.424     68           1.647    93      1.122
   19       7.487     44       3.314     69           1.609    94      1.110

   20       7.267     45       3.208     70           1.573    95      1.097
   21       7.053     46       3.106     71           1.538    96      1.084
   22       6.843     47       3.007     72           1.506    97      1.069
   23       6.637     48       2.912     73           1.475    98      1.054
   24       6.433     49       2.821     74           1.445    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              161

                                Factors for the
                          Cash Value Accumulation Test
                          For a Life Insurance Policy

                                UNISEX 2 SMOKER

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0      10.942     25       5.143     50           2.347    75      1.361
    1      10.931     26       4.984     51           2.282    76      1.341
    2      10.616     27       4.828     52           2.221    77      1.323
    3      10.298     28       4.675     53           2.162    78      1.306
    4       9.985     29       4.526     54           2.105    79      1.289

    5       9.677     30       4.380     55           2.052    80      1.274
    6       9.373     31       4.239     56           2.000    81      1.259
    7       9.072     32       4.102     57           1.951    82      1.244
    8       8.777     33       3.969     58           1.904    83      1.230
    9       8.487     34       3.841     59           1.859    84      1.217

   10       8.203     35       3.717     60           1.816    85      1.205
   11       7.927     36       3.597     61           1.774    86      1.194
   12       7.660     37       3.481     62           1.735    87      1.183
   13       7.405     38       3.371     63           1.697    88      1.173
   14       7.161     39       3.264     64           1.660    89      1.163

   15       6.930     40       3.162     65           1.626    90      1.153
   16       6.721     41       3.064     66           1.594    91      1.143
   17       6.523     42       2.970     67           1.563    92      1.133
   18       6.334     43       2.880     68           1.534    93      1.122
   19       6.152     44       2.794     69           1.505    94      1.110

   20       5.975     45       2.711     70           1.478    95      1.097
   21       5.803     46       2.632     71           1.452    96      1.084
   22       5.634     47       2.556     72           1.427    97      1.069
   23       5.468     48       2.484     73           1.404    98      1.054
   24       5.305     49       2.414     74           1.382    99      1.040

                                                              100      1.000

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              162

APPENDIX B

                                Factors for the
                   Guideline Premium/Cash Value Corridor Test
                          For a Life Insurance Policy

 Attained          Attained            Attained             Attained
   Age     Factor    Age      Factor     Age       Factor      Age     Factor

    0        2.50     25        2.50     50            1.85    75       1.05
    1        2.50     26        2.50     51            1.78    76       1.05
    2        2.50     27        2.50     52            1.71    77       1.05
    3        2.50     28        2.50     53            1.64    78       1.05
    4        2.50     29        2.50     54            1.57    79       1.05

    5        2.50     30        2.50     55            1.50    80       1.05
    6        2.50     31        2.50     56            1.46    81       1.05
    7        2.50     32        2.50     57            1.42    82       1.05
    8        2.50     33        2.50     58            1.38    83       1.05
    9        2.50     34        2.50     59            1.34    84       1.05

   10        2.50     35        2.50     60            1.30    85       1.05
   11        2.50     36        2.50     61            1.28    86       1.05
   12        2.50     37        2.50     62            1.26    87       1.05
   13        2.50     38        2.50     63            1.24    88       1.05
   14        2.50     39        2.50     64            1.22    89       1.05

   15        2.50     40        2.50     65            1.20    90       1.05
   16        2.50     41        2.43     66            1.19    91       1.04
   17        2.50     42        2.36     67            1.18    92       1.03
   18        2.50     43        2.29     68            1.17    93       1.02
   19        2.50     44        2.22     69            1.16    94       1.01

   20        2.50     45        2.15     70            1.15    95       1.00
   21        2.50     46        2.09     71            1.13    96       1.00
   22        2.50     47        2.03     72            1.11    97       1.00
   23        2.50     48        1.97     73            1.09    98       1.00
   24        2.50     49        1.91     74            1.07    99       1.00

                                                              100       1.00


THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine                              163

APPENDIX C

Performance Information

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each Division of the Variable Account affects the Cash Surrender Value, Account Value and Death Benefit of a Policy. These hypothetical illustrations are based on the actual historical return of each Portfolio as if a Policy had been issued on the date indicated. Each Portfolio's Annual Total Return is based on the total return calculated for each fiscal year. These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset based charges and deductions, which if reflected, would result in lower total return figures than those shown.

The illustrations are based on the payment of a $3,750 annual premium, paid at the beginning of each year, for a hypothetical Policy with a $200,000 face amount, the Cash Value Accumulation Test, death benefit Option 1, issued to a standard, nonsmoker male, Age 45. In each case, it is assumed that all premiums are allocated to the Division illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of Premium Payments and the use of other Policy features, such as Policy Loans, would affect individual Policy benefits.

The amounts shown for the Cash Surrender Values, Account Values and Death Benefits take into account the charges against premiums, current cost of insurance and monthly deductions, the daily charge against the Variable Account for mortality and expense risks, and each Portfolio's charges and expenses. See Charges, Deductions and Refund, page 31. This prospectus also contains illustrations based on assumed rates of return. See Illustrations of Death Benefits, Account Values, Surrender Values and Accumulated Premiums, page 49.


--------------------------------------------------------------------------------
FirstLine                              164

                           HYPOTHETICAL ILLUSTRATIONS

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------

Neuberger & Berman AMT Limited Maturity Bond Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/88       7.17%         1,603           3,090      200,000
        12/31/89      10.77%         4,771           6,446      200,000
        12/31/90       8.32%         7,887           9,749      200,000
        12/31/91      11.34%        11,715          13,764      200,000
        12/31/92       5.18%        14,923          17,123      200,000
        12/31/93       6.63%        18,667          20,867      200,000
        12/31/94      (0.15)%       20,991          23,191      200,000
        12/31/95      10.94%        26,430          28,355      200,000
        12/31/96       4.31%        30,338          31,988      200,000
        12/31/97       6.74%        35,205          36,580      200,000


Neuberger & Berman AMT Growth Portfolio
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/88      25.97%          2,198           3,686     200,000
        12/31/89      29.47%          6,693           8,368     200,000
        12/31/90      (8.19)%         8,092           9,955     200,000
        12/31/91      29.73%         14,326          16,376     200,000
        12/31/92       9.54%         18,504          20,704     200,000
        12/31/93       6.79%         22,514          24,714     200,000
        12/31/94      (4.99)%        23,489          25,688     200,000
        12/31/95      31.73%         35,132          37,057     200,000
        12/31/96       9.14%         41,324          42,974     200,000
        12/31/97      29.01%         57,107          58,482     200,000


Neuberger & Berman AMT Partners Portfolio
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/95      36.47%          2,532           4,020     200,000
        12/31/96      29.57%          7,130           8,805     200,000
        12/31/97      31.25%         13,136          14,998     200,000

The assumptions underlying these values are described in Performance Information, page 164.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              165

Nonsmoker Male Age 45                           Cash Value Accumulation Test
Standard Risk Class                             Death Benefit Option 1
Stated Death Benefit $200,000                   Annual Premium $3,750

--------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/89      64.48%          3,427           4,914     200,000
        12/31/90       8.71%          6,618           8,293     200,000
        12/31/91      57.54%         15,437          17,299     200,000
        12/31/92       3.55%         18,514          20,564     200,000
        12/31/93      13.28%         23,957          26,157     200,000
        12/31/94      (4.38)%        25,079          27,279     200,000
        12/31/95      44.31%         40,788          42,988     200,000
        12/31/96       4.18%         45,250          47,176     200,000
        12/31/97      11.39%         53,470          55,120     200,000


Alger American MidCap Growth Portfolio
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/94      (1.54)%         1,328           2,815     200,000
        12/31/95      44.45%          6,456           8,130     200,000
        12/31/96      11.90%         10,103          11,965     200,000
        12/31/97      15.01%         14,723          16,773     200,000


Alger American Growth Portfolio
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/90       4.14%          1,507           2,994     200,000
        12/31/91      40.39%          6,466           8,141     200,000
        12/31/92      12.38%         10,168          12,030     200,000
        12/31/93      22.47%         15,918          17,968     200,000
        12/31/94       1.45%         18,552          20,752     200,000
        12/31/95      36.37%         29,566          31,766     200,000
        12/31/96      13.35%         36,522          38,722     200,000
        12/31/97      25.75%         49,779          51,704     200,000

Alger American Leveraged All Cap
          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/96      12.04%          1,757           3,244     200,000
        12/31/97      19.68%          5,504           7,179     200,000

The assumptions underlying these values are described in Performance Information, page 164.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              166

Nonsmoker Male Age 45                             Cash ValueAccumulation Test
Standard Risk Class                               Death BenefitOption 1
Stated Death Benefit $200,000                     Annual Premium $3,750

--------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/88      15.58%          1,869           3,356     200,000
        12/31/89      31.51%          6,399           8,074     200,000
        12/31/90      (11.73)%        7,434           9,296     200,000
        12/31/91      45.51%         15,420          14,470     200,000
        12/31/92       9.32%         19,654          21,854     200,000
        12/31/93      19.37%         26,853          29,053     200,000
        12/31/94      (0.02)%        29,187          31,387     200,000
        12/31/95      35.36%         43,867          45,792     200,000
        12/31/96      14.71%         53,545          55,195     200,000
        12/31/97      23.48%         69,638          71,013     200,000


Fidelity VIP Overseas Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/88       8.13%          1,633           3,120     200,000
        12/31/89      26.28%          5,766           7,441     200,000
        12/31/90      (1.67)%         7,921           9,784     200,000
        12/31/91       8.00%         11,326          13,376     200,000
        12/31/92      (10.72)%       11,922          14,122     200,000
        12/31/93      37.35%         20,716          22,916     200,000
        12/31/94       1.72%         23,514          25,714     200,000
        12/31/95       9.74%         28,880          30,805     200,000
        12/31/96      13.15%         35,863          37,513     200,000
        12/31/97      11.56%         43,035          44,410     200,000

The assumptions underlying these values are described in Performance Information, page 164.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              167

Nonsmoker Male Age 45                            Cash Value Accumulation Test
Standard Risk Class                              Death Benefit  Option 1
Stated Death Benefit $200,000                    Annual Premium $3,750

--------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/88       7.39%          1,610           3,097     200,000
        12/31/89       9.12%          4,677           6,352     200,000
        12/31/90       8.04%          7,759           9,622     200,000
        12/31/91       6.09%         10,910          12,960     200,000
        12/31/92       3.90%         13,876          16,076     200,000
        12/31/93       3.23%         16,908          19,108     200,000
        12/31/94       4.25%         20,206          22,406     200,000
        12/31/95       5.87%         24,280          26,205     200,000
        12/31/96       5.41%         28,419          30,069     200,000
        12/31/97       5.51%         32,756          34,131     200,000

Fidelity VIP II Asset Manager Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/90       6.72%          1,588           3,076     200,000
        12/31/91      22.56%          5,481           7,156     200,000
        12/31/92      11.71%          8,996          10,859     200,000
        12/31/93      21.23%         14,316          16,366     200,000
        12/31/94      (6.09)%        15,477          17,677     200,000
        12/31/95      16.96%         21,383          23,583     200,000
        12/31/96      14.60%         27,598          29,798     200,000
        12/31/97      20.65%         36,915          38,840     200,000

Fidelity VIP II Index 500 Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/93       9.74%          1,684           3,171     200,000
        12/31/94       1.04%          4,254           5,928     200,000
        12/31/95      37.19%          9,905          11,767     200,000
        12/31/96      22.82%         15,649          17,699     200,000
        12/31/97      32.82%         24,757          26,957     200,000


The assumptions underlying these values are described in Performance Information, page 164.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              168

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------

INVESCO VIF Total Return Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/95      22.79%          2,097           3,585     200,000
        12/31/96      12.18%          5,410           7,085     200,000
        12/31/97      22.91%         10,046          11,908     200,000

INVESCO VIF Industrial Income Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/95      29.25%          2,303           3,790     200,000
        12/31/96      22.28%          6,333           8,008     200,000
        12/31/97      28.17%         11,754          13,617     200,000

INVESCO VIF High Yield Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/95      19.76%          2,001           3,489     200,000
        12/31/96      16.59%          5,592           7,267     200,000
        12/31/97      17.33%          9,696          11,559     200,000


INVESCO VIF Utilities Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/95       9.08%          1,663           3,150     200,000
        12/31/96      12.76%          4,961           6,636     200,000
        12/31/97      23.41%          9,543          11,406     200,000


Van Eck Worldwide Hard Assets Fund

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit


        12/31/91      (2.93)%         1,284           2,771     200,000
        12/31/92      (4.09)%         3,552           5,227     200,000
        12/31/93      64.83 %        11,226          13,088     200,000
        12/31/94      (4.78)%        12,831          14,881     200,000
        12/31/95      10.99 %        17,129          19,329     200,000
        12/31/96      18.04 %        23,551          25,751     200,000
        12/31/97      (1.67)%        25,421          27,621     200,000


The assumptions underlying these values are described in Performance Information, page 164.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              169

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $200,000                      Annual Premium $3,750

--------------------------------------------------------------------------------

Van Eck Worldwide Bond Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/90      11.25%          1,732           3,219     200,000
        12/31/91      18.39%          5,393           7,068     200,000
        12/31/92      (5.25)%         7,197           9,060     200,000
        12/31/93       7.79%         10,521          12,571     200,000
        12/31/94      (1.32)%        12,663          14,863     200,000
        12/31/95      17.30%         18,161          20,360     200,000
        12/31/96       2.53%         21,109          23,309     200,000
        12/31/97       2.38%         24,321          26,246     200,000


Van Eck Worldwide Emerging Markets Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/96      26.82%          2,225           3,713     200,000
        12/31/97     (11.61)%         3,944           5,619     200,000

AIM VI Capital Appreciation Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/94       2.50%          1,455           2,942     200,000
        12/31/95      35.69%          6,110           7,785     200,000
        12/31/96      17.58%         10,328          12,191     200,000
        12/31/97      13.51%         14,753          16,803     200,000


AIM VI Government Securities Portfolio

          Year      Annual Total  Cash Surrender    Account      Death
         Ended:       Return*        Value           Value      Benefit

        12/31/94      (3.73%)         1,259           2,746     200,000
        12/31/95      15.56%          4,670           6,345     200,000
        12/31/96       2.29%          7,216           9,079     200,000
        12/31/97       8.16%         10,587          12,636     200,000


The assumptions underlying these values are described in Performance Information, page 164.

*These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine                              170

                        FIRSTLINE II VARIABLE UNIVERSAL LIFE
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                    Security Life of Denver Insurance Company
                                       and
                        Security Life Separate Account L1

This prospectus describes FirstLine, an individual flexible premium variable universal life insurance policy (the "Policy" or collectively, "Policies") issued by Security Life of Denver Insurance Company ("Security Life"). The Policy is designed to provide insurance coverage with flexibility in death benefits and premium payments. The Policy is funded by Security Life Separate Account L1 (the "Variable Account"). Twenty-three Divisions of the Variable Account are available under the Policy. A Guaranteed Interest Division, which guarantees a minimum fixed rate of interest, is also available. Purchasers may utilize both the Divisions of the Variable Account and the Guaranteed Interest Division simultaneously. The Loan Division represents amounts we set aside as collateral for any Policy Loan taken or transferred into the Policy.

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. For example, if the Owner has allocated or transferred funds to 17 Divisions of the Variable Account and to the Guaranteed Interest Division (or to 18 Divisions of the Variable Account), those will be the only Divisions to which the Owner can subsequently allocate or transfer funds. Therefore, Owners may prefer to utilize fewer Divisions in the early years of the Policy so as to leave open the option to invest in other Divisions in the future. An Owner who has used 18 Variable Divisions will no longer have the Guaranteed Interest Division available for future use.

We will pay the Death Proceeds when the Insured dies if the Policy is still in force. The Death Proceeds will equal the death benefit, reduced by any outstanding Policy Loan, accrued loan interest, and any charges incurred prior to the date of the Insured's death, but not yet deducted. The death benefit consists of two elements: the Base Death Benefit and any amount added by Rider. The Policy will remain in force as long as the Net Cash Surrender Value remains positive. The Policy is guaranteed not to lapse during the first three Policy years, regardless of its Net Cash Surrender Value if, on each Monthly Processing Date during the first three Policy years, the sum of premiums paid, less the sum of Partial Withdrawals and Policy Loans taken including accrued loan interest, is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy Month starting with the first Policy Month to and including the Policy Month which begins on the current Monthly Processing Date.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
       A PROSPECTUS FOR THE PORTFOLIO OR PORTFOLIOS BEING CONSIDERED MUST
      ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.
                IN THIS PROSPECTUS "WE," "US" AND "OUR" REFER TO
                   SECURITY LIFE OF DENVER INSURANCE COMPANY.

   THIS POLICY IS NOT AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE
   LAWFULLY MADE. THE FEATURES OF ANY POLICY ISSUED MAY VARY DEPENDING ON THE STATE IN WHICH THE CONTRACT IS ISSUED. NO PERSON IS AUTHORIZED TO MAKE ANY
    REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT HERETO.

Date of Prospectus:  May 1, 1998

Form V-55-98

The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium. If the Guaranteed Minimum Death Benefit is effective, the Stated Death Benefit portion of the Policy will remain in force for the Guarantee Period. To continue the Guarantee Period, the required premiums must be paid and the Net Account Value must remain diversified.

The Policy permits a choice of two death benefit options: Option 1, a fixed benefit that equals the Stated Death Benefit, and Option 2, a benefit that equals the Stated Death Benefit plus the Account Value. The Base Death Benefit in force as of any Valuation Date will not be less than the amount necessary to qualify the Policy as a life insurance contract under the Internal Revenue Code in existence at the time the Policy is issued.

When applying for the Policy, the Owner irrevocably chooses which of two tests for compliance with the Federal income tax law definition of life insurance we will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. If the Guideline Premium/Cash Value Corridor Test is chosen, the premium payments will be limited.

We will not allocate funds to the Policy until we receive the Initial Premium, and we have approved the Policy for issue. Thereafter, the timing and amount of premium payments may vary, within specified limits. A higher premium level may be required to keep the Guaranteed Minimum Death Benefit in force. After certain deductions have been made, the Net Premiums may be allocated to one or more of the Divisions of the Variable Account and to the Guaranteed Interest Division. The assets of the Divisions of the Variable Account will be used to purchase, at net asset value, shares of designated Portfolios of various investment companies. A Policy may be returned according to the terms of the Right to Examine Policy Period (also called the Free Look Period). Net Premiums allocated to the Variable Account will be held in the Division investing in the Fidelity VIP Money Market Portfolio of the Variable Account during the Delivery and Free Look Periods.

The Account Value is the sum of the amounts in the Divisions of the Variable Account plus the amount in the Guaranteed Interest Division and the amount in the Loan Division. The value of the amounts allocated to the Divisions of the Variable Account will vary with the investment experience of the corresponding Portfolios; there is no minimum guaranteed cash value for amounts allocated to the Divisions of the Variable Account. The value of amounts allocated to the Guaranteed Interest Division will depend on the interest rates we declare. The Account Value will also reflect deductions for the cost of insurance and expenses, as well as increases for additional Net Premiums. A Surrender Charge may be incurred if the policy is surrendered, allowed to lapse, a Partial Withdrawal is taken or the Stated Death Benefit is reduced.

Replacing existing insurance coverage with the Policy described in this prospectus may not be advantageous.

ISSUED BY:          Security Life of Denver           BROKER-DEALER:  ING America Equities, Inc.
                    Insurance Company                                 1290 Broadway
                    Security Life Center                              Attn: Variable
                    1290 Broadway                                     Denver, CO 80203-5699
                    Denver, CO 80203-5699                             (303) 860-2000
                    (800) 525-9852

THROUGH ITS:        Security Life Separate Account L1

ADMINISTERED AT:    Customer Service Center
                    P.O. Box 173888
                    Denver, CO 80217-3763
                    (800) 848-6362

PROSPECTUS DATED:   May 1, 1998


--------------------------------------------------------------------------------
FirstLine II                          2

TABLE OF CONTENTS

DEFINITION OF SPECIAL TERMS USED IN THIS PROSPECTUS .......................    6

POLICY SUMMARY ............................................................    9
GENERAL INFORMATION .......................................................    9
DEATH BENEFITS ............................................................    9
BENEFITS AT MATURITY ......................................................    9
ADDITIONAL BENEFITS .......................................................    9
PREMIUMS ..................................................................    9
ALLOCATION OF NET PREMIUMS ................................................    9
MAXIMUM NUMBER OF INVESTMENT DIVISIONS ....................................   10
POLICY VALUES .............................................................   10
DETERMINING THE VALUE IN THE DIVISIONS OF THE VARIABLE ACCOUNT ............   10
HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION ...............   10
TRANSFERS OF ACCOUNT VALUES ...............................................   10
DOLLAR COST AVERAGING .....................................................   10
AUTOMATIC REBALANCING .....................................................   10
LOANS .....................................................................   11
PARTIAL WITHDRAWALS .......................................................   11
SURRENDER .................................................................   11
RIGHT TO EXCHANGE POLICY ..................................................   11
LAPSE .....................................................................   11
REINSTATEMENT .............................................................   11
CHARGES AND DEDUCTIONS ....................................................   11
PERSISTENCY REFUND ........................................................   12
TAX CONSIDERATIONS ........................................................   12

INFORMATION ABOUT SECURITY LIFE, THE VARIABLE ACCOUNT, THE INVESTMENT
     OPTIONS AND THE GUARANTEED INTEREST DIVISION .........................   13
SECURITY LIFE OF DENVER INSURANCE COMPANY .................................   13
SECURITY LIFE SEPARATE ACCOUNT L1 .........................................   13
MAXIMUM NUMBER OF INVESTMENT DIVISIONS ....................................   14
INVESTMENT OBJECTIVES OF THE PORTFOLIOS ...................................   14
THE GUARANTEED INTEREST DIVISION ..........................................   17

DETAILED INFORMATION ABOUT THE FIRSTLINE VARIABLE UNIVERSAL LIFE POLICY ...   17
APPLYING FOR A POLICY .....................................................   17
TEMPORARY INSURANCE .......................................................   18
PREMIUMS ..................................................................   18
     Scheduled Premiums ...................................................   18
     Unscheduled Premium Payments .........................................   18
     Minimum Annual Premium ...............................................   18
     Special Continuation Period ..........................................   18
     Premium Payments Affect the Coverage .................................   19
     Choice of Definitional Tests .........................................   19
     Choice of Guaranteed Minimum Death Benefit Provisions ................   19
     Modified Endowment Contracts .........................................   19
ALLOCATION OF NET PREMIUMS ................................................   19
DEATH BENEFITS ............................................................   19
     Death Benefit Options ................................................   20
     Changes in Death Benefit Option ......................................   20
     Changes in Death Benefit Amounts .....................................   21
     Guaranteed Minimum Death Benefit Provision ...........................   21



--------------------------------------------------------------------------------
FirstLine II                          3

     Requirements to Maintain the Guarantee Period ........................   22
ADDITIONAL BENEFITS .......................................................   22
     Accidental Death Benefit Rider .......................................   22
     Adjustable Term Insurance Rider ......................................   22
     Additional Insured Rider .............................................   23
     Children's Insurance Rider ...........................................   23
     Right to Change Insured Rider ........................................   23
     Guaranteed Insurability Rider ........................................   23
     Waiver of Cost of Insurance Rider ....................................   23
     Waiver of Specified Premium Rider ....................................   23
BENEFITS AT MATURITY ......................................................   24
POLICY VALUES .............................................................   24
     Account Value ........................................................   24
     Cash Surrender Value .................................................   24
     Net Cash Surrender Value .............................................   24
     Net Account Value ....................................................   24
DETERMINING THE VALUE IN THE DIVISIONS OF THE VARIABLE ACCOUNT ............   24
HOW WE CALCULATE ACCUMULATION UNIT VALUES FOR EACH DIVISION ...............   25
TRANSFERS OF ACCOUNT VALUES ...............................................   25
DOLLAR COST AVERAGING .....................................................   26
AUTOMATIC REBALANCING .....................................................   26
POLICY LOANS ..............................................................   27
PARTIAL WITHDRAWALS .......................................................   28
SURRENDER .................................................................   29
RIGHT TO EXCHANGE POLICY ..................................................   29
LAPSE .....................................................................   29
     If the Guaranteed Minimum Death Benefit Provision Is Not in Effect ...   29
     If the Guaranteed Minimum Death Benefit Provision Is in Effect .......   29
GRACE PERIOD ..............................................................   30
REINSTATEMENT .............................................................   30

CHARGES, DEDUCTIONS AND REFUNDS ...........................................   30
DEDUCTIONS FROM PREMIUMS ..................................................   30
     Tax Charges ..........................................................   30
     Sales Charge .........................................................   31
DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT ................................   31
     Mortality and Expense Risk Charge ....................................   31
MONTHLY DEDUCTIONS FROM THE ACCOUNT VALUE .................................   31
     Initial Policy Charge ................................................   31
     Monthly Administrative Charge ........................................   31
     Cost of Insurance Charges ............................................   31
     Charges for Additional Benefits ......................................   32
     Guaranteed Minimum Death
     Benefit Charge .......................................................   32
     Changes in Monthly Charges ...........................................   32
POLICY TRANSACTION FEES ...................................................   32
     Partial Withdrawal ...................................................   32
     Transfers ............................................................   32
     Allocation Changes ...................................................   32
     Illustrations ........................................................   32
PERSISTENCY REFUND ........................................................   33
SURRENDER CHARGE ..........................................................   33
     Administrative Surrender Charge ......................................   34
     Sales Surrender Charge ...............................................   34
     Calculation of Surrender Charge ......................................   35
CHARGES FROM PORTFOLIOS ...................................................   35
     Portfolio Annual Expenses ............................................   36
GROUP OR SPONSORED ARRANGEMENTS OR CORPORATE PURCHASERS ...................   38



--------------------------------------------------------------------------------
FirstLine II                          4

OTHER CHARGES .............................................................   38

TAX CONSIDERATIONS ........................................................   38
LIFE INSURANCE DEFINITION .................................................   38
DIVERSIFICATION REQUIREMENTS ..............................................   39
MODIFIED ENDOWMENT CONTRACTS ..............................................   39
TAX TREATMENT OF PREMIUMS .................................................   40
LOANS, LAPSES, SURRENDERS AND WITHDRAWALS .................................   40
     If the Policy Is Not a Modified Endowment Contract ...................   40
     If the Policy Is a Modified Endowment Contract .......................   40
ALTERNATIVE MINIMUM TAX ...................................................   41
SECTION 1035 EXCHANGES ....................................................   41
TAX-EXEMPT POLICY OWNERS ..................................................   41
CHANGES TO COMPLY WITH LAW ................................................   41
OTHER .....................................................................   41

ADDITIONAL INFORMATION ABOUT THE POLICY ...................................   42
VOTING PRIVILEGES ........................................................    42
RIGHT TO CHANGE OPERATIONS ...............................................    42
REPORTS TO OWNERS ........................................................    43

OTHER GENERAL POLICY PROVISIONS ..........................................    43
FREE LOOK PERIOD .........................................................    43
THE POLICY ...............................................................    43
AGE ......................................................................    43
OWNERSHIP ................................................................    43
BENEFICIARY ..............................................................    44
COLLATERAL ASSIGNMENT ....................................................    44
INCONTESTABILIT ..........................................................    44
MISSTATEMENTS OF AGE OR SEX ..............................................    44
SUICIDE ..................................................................    44
PAYMENT ..................................................................    44
NOTIFICATION AND CLAIMS PROCEDURES .......................................    45
TELEPHONE PRIVILEGES .....................................................    45
NON-PARTICIPATING ........................................................    45
DISTRIBUTION OF THE POLICIES .............................................    45
SETTLEMENT PROVISIONS ....................................................    46

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES,
    AND ACCUMULATED PREMIUMS .............................................    47

ADDITIONAL INFORMATION ...................................................    55
DIRECTORS AND OFFICERS ...................................................    55
STATE REGULATION .........................................................    58
LEGAL MATTERS ............................................................    58
LEGAL PROCEEDINGS ........................................................    58
EXPERTS ..................................................................    58
REGISTRATION STATEMENT ...................................................    58
YEAR 2000 PREPAREDNESS ...................................................    58

FINANCIAL STATEMENTS .....................................................    59

APPENDIX A ...............................................................   155

APPENDIX B ...............................................................   163

APPENDIX C ...............................................................   164




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

DEFINITION OF SPECIAL TERMS USED IN THIS PROSPECTUS

As used in this prospectus, the following terms have the indicated meanings. There are other capitalized terms which are explained or defined in other parts of this prospectus.

Account Value -- The total of the amounts allocated to the Divisions of the Variable Account and to the Guaranteed Interest Division, plus any amount set aside in the Loan Division to secure a Policy Loan.

Accumulation Unit -- A unit of measurement used to calculate the Account Value in each Division of the Variable Account.

Accumulation Unit Value -- The value of an Accumulation Unit of each Division of the Variable Account. The Accumulation Unit Value is determined as of each Valuation Date.

Adjustable Term Insurance Rider -- The Adjustable Term Insurance Rider is available to add death benefit coverage to the Policy. The Adjustable Term Insurance Rider allows the Owner to schedule the pattern of death benefits appropriate for anticipated needs. The Adjustable Term Insurance Rider is not guaranteed under the Guaranteed Minimum Death Benefit.

Age -- The Insured's Age at any time is his or her age on the birthday nearest the Policy Date plus the number of full Policy years since the Policy Date.

Age 100 -- The Policy anniversary on which the Insured's Age is 100

Base Death Benefit -- The Base Death Benefit will vary according to which death benefit option is chosen. Under Option 1, the Base Death Benefit equals the Stated Death Benefit of the Policy. Under Option 2, the Base Death Benefit equals the Stated Death Benefit of the Policy plus the Account Value. Under Option 3, which is available only on policies delivered on or before December 31, 1997, the Base Death Benefit equals the Stated Death Benefit of the Policy plus the sum of all premiums paid minus Partial Withdrawals taken under the Policy. The Base Death Benefit may be increased to maintain compliance with the Federal income tax law definition of life insurance.

Beneficiary(ies)-- The person or persons designated to receive the Death
      Proceeds upon the death of the Insured.

Cash Surrender Value -- The amount of the Account Value minus the Surrender
      Charge, if any.

Customer Service Center -- Our administrative office at P.O. Box 173888, Denver,
      CO 80217-3888.

Continuation of Coverage -- A Policy feature which permits the insurance coverage to continue in force beyond Policy Age 100.

Death Proceeds -- The amount payable upon the death of the Insured. It equals the Base Death Benefit plus any Rider benefits, if applicable, minus outstanding Policy Loans and accrued loan interest, minus any Policy charges incurred prior to the date of the Insured's death, but not yet deducted.

Delivery Period -- The period which begins on the date the Policy is issued and ends on the earlier of:


            (i) the date the Policy was delivered as long as we receive written notice signed by the Owner of the actual delivery date at our Customer Service Center before the date in (ii) or,



            (ii) the date the Policy is mailed from our Customer Service Center plus the deemed mailing time. The deemed mailing time is five days unless required otherwise by the state in which the policy is issued.


Division(s) -- The Loan Division and the Divisions of the Variable Account which invest in shares of the Portfolios and the Guaranteed Interest Division.

Free Look Period -- The period of time within which the Owner mayexamine the Policy and return it for a refund. This is also called the Right to Examine Policy Period.

General Account -- The account which contains all of our assets other than those held in the Variable Account or our other separate accounts.

Guarantee Period -- The period during which the Stated Death Benefit is guaranteed under the Guaranteed Minimum Death Benefit provision. The two available Guarantee Periods are (i) to the Insured's Age 65 or 10 years from the Policy Date, whichever is later, or (ii) the lifetime of the Insured. The Guarantee Period will end prior to the selected date any time the Guarantee Period Annual Premium has not been paid or on any Monthly Processing Date that the Net Account Value is not diversified according to our requirements.

Guarantee Period Annual Premium -- The premium payment level required to maintain the Guarantee Period.


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

Guaranteed Interest Division -- Part of our General Account to which a portion of the Account Value may be allocated and which guarantees principal and interest.

Guaranteed Minimum Death Benefit -- The optional provision in the Policy which guarantees that the Stated Death Benefit will remain in force for the Guarantee Period regardless of the amount of the Net Cash Surrender Value, provided certain conditions are met.

Initial Premium -- The premium which is required to be paid and received by our Customer Service Center for coverage to begin. Initial Premium is equal to the sum of scheduled modal premiums which fall due from the Policy effective date through the Investment Date.

Insured -- The person on whose life this Policy is issued and upon whose death the Death Proceeds are payable.

Investment Date -- The date we allocate funds to the Policy. We will allocate the Initial Net Premium to the Policy on the next Valuation Date following the date:

      (i) we have received the Initial Premium, and,

      (ii) we have approved the Policy for issue, and

      (iii) all issue requirements have been met and received in our Customer Service Center.

Loan Division -- Part of our General Account in which funds are set aside to secure outstanding Policy Loans and accrued loan interest when due.

Minimum Annual Premium -- This premium must be paid during the first three policy years to meet the requirements of the Special Continuation Period.

Monthly Processing Date -- The date each month on which deductions from the Account Value are due. The first Monthly Processing Date will be the later of the Policy Date or the Investment Date. Subsequent Monthly Processing Dates will be the same date as the Policy Date unless this is not a Valuation Date, in which case the Monthly Processing Date is the next Valuation Date.

NASD -- The National Association of Securities Dealers, Inc.

Net Account Value -- The Account Value minus Policy Loans and accrued loan interest.

Net Amount at Risk -- (For Base Death Benefit) The difference between the current Base Death Benefit and the amount of the Account Value.

Net Cash Surrender Value -- The amount available if the Policy is surrendered.
      It is equal to the Cash Surrender Value minus Policy Loans and accrued loan interest.

Net Premium -- Premium amounts paid minus the sales and tax charges. These charges are deducted from the premiums before the premium is applied to the Account Value.

Owner -- The individual, entity, partnership, representative or party who can exercise all rights over and receive the benefits of the Policy during the Insured's lifetime.

Partial Withdrawal -- The withdrawal of part of the Net Cash Surrender Value from the Policy. A Partial Withdrawal may cause a Surrender Charge to be incurred, and it may reduce the amount of Base Death Benefit and Target Death Benefit in force.

Policy -- The basic Policy, applications, and any Riders or endorsements.

Policy Date -- The date upon which the Policy becomes effective. The Policy Date is used to determine the Monthly Processing Date, Policy months, Policy years, and Policy monthly, quarterly, semi-annual and annual anniversaries. Unless otherwise indicated, the term Policy anniversary refers to the annual anniversary of the Policy.

Policy Loan -- The total amount borrowed from the Policy, plus any Policy Loan interest capitalized when due, less any Policy Loan repayments.

Portfolios -- The investment options available to the Divisions of the Variable
      Account. Each Portfolio has a defined investment objective.

Premium Class -- The underwriting class into which the Insured is categorized.
      This includes smoking status of the Insured as well as any substandard ratings which may apply. The Premium Class for the Policy is listed in the Schedule.

Rider -- A Rider adds benefits to the Policy.

Schedule -- The pages contained in the Policy which include the information specific to the Policy, such as the Insured's Age, the Policy Date, etc.

Scheduled Premium -- The premium amount specified by the Owner on the application as the amount intended to be paid at fixed intervals over a specified period of time. Premiums may be paid on a monthly, quarterly,

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FirstLine II                          7
      semiannual, or annual basis. The Scheduled Premium need not be paid, and may be changed at any time. Also, within limits, the Owner may pay more or less than the Scheduled Premium.

SEC -- The United States Securities and Exchange Commission.

Segment -- The Stated Death Benefit on the Policy Date is the initial Segment, or Segment 1. Each increase in the Stated Death Benefit (other than an option change) is a new Segment. The first year for a Segment begins on the effective date of the Segment and ends one year later. Each subsequent year begins at the end of the prior Segment year. Each new Segment may be subject to a new Minimum Annual Premium, new sales charge, new surrender charges, new cost of insurance charges, and new incontestability and suicide exclusion periods.

Special Continuation Period -- A three-year period, beginning with the Policy
      Date, during which payment of the Minimum Annual Premium will guarantee the Policy against lapse.

Stated Death Benefit -- The sum of the Segments under the Policy. The Stated
      Death Benefit changes when there is an increase, a decrease, or when a transaction on the Policy causes it to change.

Surrender Charge -- The charge made against the Account Value upon surrender, Policy lapse, a requested Stated Death Benefit reduction, or certain Partial Withdrawals. The Surrender Charge consists of the administrative Surrender Charge and the sales Surrender Charge.

Target Death Benefit -- When an Adjustable Term Insurance Rider is added to the
      Policy, the Target Death Benefit and Stated Death Benefit are specified in the Policy application; the Adjustable Term Insurance Rider Death Benefit is the difference between the Target Death Benefit and the Base Death Benefit. In no event will the Adjustable Term Insurance Rider Death Benefit be less than zero. The Adjustable Term Insurance Rider automatically adjusts over time for changes in the Base Death Benefit to comply with the Federal income tax law definition of life insurance and to keep the Target Death Benefit at the desired amount. The Target Death Benefit for each year is shown in the Schedule when an Adjustable Term Insurance Rider exists on the Policy.

Target Premium -- The premium on which the maximum Sales Surrender Charge is calculated.

Transaction Date -- The date we receive a premium or an acceptable written or telephone request at our Customer Service Center. If the premium or request reaches our Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date, the Transaction Date will be the next succeeding Valuation Date.

Valuation Date -- Each date as of which the net asset value of the shares of the Portfolios and the unit values of the Divisions are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange and Security Life's Customer Service Center are open for business or as may be required by law, except for days that a Division's corresponding Portfolio does not value its shares.

Valuation Period -- The period which begins at 4:00 p.m. Eastern Time on a Valuation Date and ends at 4:00 p.m. Eastern Time on the next Valuation Date.

Variable Account -- Security Life Separate Account L1 segregates the assets funding the Policy from the assets in our General Account. The Variable Account is divided into Divisions, each of which invests in shares of one of the Portfolios.


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

POLICY SUMMARY

This policy summary provides a brief overview of the Policy. Further detail is provided in the Policy and in the detailed information appearing elsewhere in this prospectus. The discussion in this prospectus assumes that any state variation will be covered in a special prospectus supplement or in the form of policy approved in that state, as appropriate. The terms under which the policies are issued may vary from those described in this prospectus based on particular circumstances. The description of the Policy in this prospectus is subject to the terms of the Policy purchased by an owner or any rider to it. An applicant may review a copy of the Policy and any rider to it on request.

General Information

The Policy provides life insurance protection on the life of the Insured. As long as the Policy remains in force, we will pay a death benefit when the Insured dies. At the insured's Age 100 the Owner may surrender the Policy or allow Continuation of Coverage to become effective. If Continuation of Coverage is effective, we will deduct a one-time administrative fee and the Policy will remain in force. See Continuation of Coverage, page 24.

Death Benefits

We will pay the Death Proceeds to the Beneficiary upon the death of the Insured while the Policy remains in force. The Death Proceeds will be equal to the Base Death Benefit plus any amounts payable by Rider, reduced by the amount of any outstanding Policy Loan and any accrued loan interest. See Death Benefits, page 20.

When we issue the Policy, the death benefit is equal to the Stated Death Benefit plus any amount added by Adjustable Term Insurance Rider. The minimum Stated Death Benefit for which we will issue a Policy is $50,000; however, we may lower the minimum Stated Death Benefit for group or sponsored arrangements or corporate purchasers.

Generally, the Policy will remain in force only as long as the Net Cash Surrender Value is sufficient to pay the monthly deductions. However if the Special Continuation Period is in effect (during the first three policy years) and minimum premiums have been paid as specified in the section on Lapse (see Lapse, page 30) then the Policy and its Riders are guaranteed not to lapse, regardless of the Net Cash Surrender Value.

The Stated Death Benefit of the Policy may remain in force after the Special Continuation Period even if the Net Cash Surrender Value is insufficient to pay all the monthly deductions if the Guaranteed Minimum Death Benefit provision is in effect and the requirements have been met. See Guaranteed Minimum Death Benefit Provision, page 20.

Continuation of Coverage

If the Insured is still living at Age 100 and the Continuation of Coverage feature is in effect, we will deduct a one-time administrative fee and the Policy will remain in force. See Continuation of Coverage, page 24.

Additional Benefits

A variety of additional benefits may be attached to the Policy by Rider. The charge for these benefits is deducted monthly from the Account Value. See Additional Benefits, page 23.

Premiums

The Policy is a flexible premium Policy, so the amount and frequency of the premiums may vary, within limits. There are no required premium payments other than those required to keep the Policy in force or payments required to maintain certain benefits as described below.

The Initial Premium must be paid for us to issue the Policy. The Minimum Annual Premium must be paid in order to meet the requirements for the three-year Special Continuation Period. The Guarantee Period Annual Premium must be paid to maintain the Guaranteed Minimum Death Benefit.

The Scheduled Premium is specified by the Owner at application. The Scheduled Premium may not be sufficient to maintain the Guarantee Period for the Guaranteed Minimum Death Benefit or to keep the Policy in force.

Since this is a flexible premium life insurance Policy, the amount of premiums paid will affect the length of time the Policy will stay in force. See Premium Payments Affect the Coverage, page 19.

Allocation of Net Premiums

After certain premium-based charges are deducted from the premiums, the balance, Net Premium, is added to the Account Value based on the premium allocation instructions. Net Premiums may be allocated to one or more Divisions of the Variable Account, or to the Guaranteed Interest Division, or both. However, amounts can be allocated to no more than 18 Divisions over the life of the Policy.

No allocations will be made prior to the Investment Date. After the Investment Date, amounts allocated to the Guaranteed Interest Division will be allocated to that Division upon receipt.


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FirstLine II                          9

Amounts allocated to the Divisions of the Variable Account will be held in the Division investing in the Fidelity VIP Money Market Portfolio. At the end of the Delivery and Free Look Periods, the amounts allocated to the Guaranteed Interest Division will remain in that Division; and, the funds held in the Fidelity VIP Money Market Division will be reallocated to the other Divisions of the Variable Account according to the most recent premium allocation instructions. Thereafter, Net Premiums will be allocated upon receipt according to the most recent premium allocation instructions. Allocation percentages must be in whole numbers, with the sum equaling 100%. See Allocation of Net Premiums, page 20.

Maximum Number of Investment Divisions

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. See Maximum Number of Investment Divisions, page 15.

Policy Values

The Policy Account Value is equal to the sum of the amounts in the Guaranteed Interest Division and in the Divisions of the Variable Account. It also includes any amount we set aside in the Loan Division as collateral for any outstanding Policy Loan. The Account Value reflects Net Premiums paid, as well as deductions for charges. It will reflect the investment experience of amounts allocated to the Divisions of the Variable Account, and interest earned on amounts allocated to the Guaranteed Interest Division and the Loan Division. Any Partial Withdrawals and service fees will be deducted from the Account Value.

The Cash Surrender Value of the Policy is equal to the Account Value less any Surrender Charge.

The Net Cash Surrender Value of the Policy is equal to the Cash Surrender Value less the amount of outstanding Policy Loans and accrued loan interest.

The Net Account Value of the Policy is equal to the Account Value less the amount of outstanding Policy Loans and accrued loan interest.

Determining the Value in the Divisions of the Variable Account

The amounts in the Divisions of the Variable Account are measured in terms of Accumulation Units and Accumulation Unit Values. On any given day, the value of the amount in a Division of the Variable Account is equal to the Accumulation Unit Value times the number of Accumulation Units credited to that Division. Each Division of the Variable Account will have different Accumulation Unit Values. See Determining the Value in the Divisions of the Variable Account, page 25.

How We Calculate Accumulation Unit Values For Each Division

We determine Accumulation Unit Values for each Division of the Variable Account as of each Valuation Date. All Policy transactions are effective as of a Valuation Date. Each Accumulation Unit Value reflects the investment experience of the underlying Portfolio for the Valuation Period as well as asset-based charges deducted in connection with the Policy and the expenses of the Portfolio. See How We Calculate Accumulation Unit Values for Each Division, page 26.

Transfers of Account Values

After the Free Look Period, the Owner may make up to 12 transfers among Divisions of the Variable Account or to the Guaranteed Interest Division in each Policy year without charge. There will be a $25 charge for each transfer over 12 in a Policy year. Transfers resulting from Automatic Rebalancing or Dollar Cost Averaging are not included in the 12 transfers without a charge. The minimum amount we will transfer is $100 or the balance in the division if less than $100.

Once during the first 30 days of each Policy year, transfers may be made from the Guaranteed Interest Division. Transfer amounts from the Guaranteed Interest Division to the Divisions of the Variable Account are limited. Transfers of the Account Value to the Guaranteed Interest Division are not limited to this 30-day period. See Transfers of Account Values, page 26.

Dollar Cost Averaging

Dollar Cost Averaging is available by electing this feature at application or by completing the appropriate form. We offer Dollar Cost Averaging to Owners who have at least $10,000 in the Divisions investing in either the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio. There is no charge for this feature. See Dollar Cost Averaging, page 27.

Automatic Rebalancing

Automatic Rebalancing is available by electing this feature at application or by completing the appropriate form. Automatic Rebalancing allows the Owner to match the Account Value allocations over time to the specified allocation percentages. We will charge a fee of $25 each time the automatic rebalancing allocation is changed in excess of five times per policy year; otherwise, there is no charge for this feature. See Automatic Rebalancing, page 27.


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

Loans

Loans may be taken against the Policy's Cash Surrender Value. Unless otherwise required by state law, the loan must be at least $100. Loan interest accrues at an annual rate of 4.75%. The Loan Division earns a guaranteed rate of interest equal to 4% on an annual basis. See Policy Loans, page 28.

Partial Withdrawals

Part of the Net Cash Surrender Value may be withdrawn any time after the first Policy year, within limits. Only one Partial Withdrawal may be taken per Policy year. See Partial Withdrawals, page 29.

Surrender

The Owner may surrender the Policy for its Net Cash Surrender Value at any time while the Insured is living. The Net Cash Surrender Value of the Policy equals the Cash Surrender Value minus Policy Loans and accrued loan interest. We will compute the Net Cash Surrender Value as of the date we receive the request and the Policy at our Customer Service Center. All insurance coverage will end on that date. See Surrender, page 29.

Right to Exchange Policy

At any time during the first 24 months following the Policy Date, the Owner may exercise the right to exchange the Policy from one in which the Account Value is not guaranteed into a guaranteed Policy, unless required differently by state law. See Right to Exchange Policy, page 30.

Lapse

Insurance coverage will continue as long as the Net Cash Surrender Value of the Policy is sufficient to pay the deductions that are taken out of the Account Value each month. In addition, during the first three Policy years if the conditions of the Special Continuation Period have been met, the Policy and all attached Riders are guaranteed not to lapse, regardless of the Net Cash Surrender Value.

Also, if the requirements to maintain the Guarantee Period for the Guaranteed Minimum Death Benefit provision have been met, the Stated Death Benefit portion of the Policy will remain in effect after the three-year Special Continuation Period regardless of the amount of the Net Account Value. However, if the requirements to maintain the Guarantee Period have not been met, the Guaranteed Minimum Death Benefit provision will lapse. See Lapse, page 30.

Reinstatement

A lapsed Policy and its Riders may be reinstated within five years of its lapse if it has not been surrendered and the Insured is still living. New evidence of insurability and payment of certain reinstatement premiums will be required. We also will reinstate any Policy Loans which existed when coverage ended, with accrued loan interest to the date of lapse. See Reinstatement, page 31.

Charges and Deductions

Deductions From Premiums: The following charges are deducted from each premium before it is applied to the Account Value:

      (i) Tax Charges-- A charge currently equal to 2.5% of premiums is deducted for state and local premium taxes. A charge currently equal to 1.5% of each premium is deducted to cover our estimated cost of the Federal income tax treatment of deferred acquisition costs. We reserve the right to increase or decrease the premium expense charges for taxes due to any change in tax law. We further reserve the right to increase or decrease the premium expense charge for the Federal deferred acquisition cost due to any change in the cost to us.

      (ii) Sales Charge -- A charge equal to a percentage of each premium is deducted to cover a portion of our expenses in issuing this Policy. This charge is based on the Insured's Age on the Policy Date or the date of an increase in coverage.

             Age of Insured           Sales Charge Percentage
             --------------           -----------------------
                   0-49                       2.25%
                  50-59                       3.25%
                  60-85                       4.25%

            This deduction is only a portion of the total sales charge that will be assessed against the Account Value in the event of surrender during the first 14 Policy Years or 14 years following the addition of a new Segment. See Sales Surrender Charge, page 35.

See Deductions from Premiums, page 31.

Deductions From The Variable Account: A mortality and expense risk charge is assessed against the Divisions of the Variable Account in the amount of 0.75% per annum (0.002055% per day). We assess this charge to compensate us for mortality and expense risks under the Policies. See Daily Deductions from the Variable Account, page 32.


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

Monthly Deductions From The Account Value: The following charges are deducted from the Account Value at the beginning of each Policy month:

      (i) Initial Policy Charge -- $10 per month for the first three policy years.

      (ii) Monthly Administrative Charge -- $3 per month plus $0.025 per thousand of Stated Death Benefit (or Target Death Benefit if greater). Currently the per thousand charge is limited to $30 per month.

      (iii) Cost of Insurance Charge -- A monthly charge based on the Net Amount at Risk on the life of the Insured. The amount of this charge differs for the Base Death Benefit, any Adjustable Term Insurance Rider, as well as for multiple Segments.

      (iv) Charges for Additional Benefits -- The cost of any additional benefits added by Rider, other than the Adjustable Term Insurance Rider.

See Monthly Deductions from the Account Value, page 32.

Policy Transaction Fees: Policy Transaction Fees are deducted from the Divisions of the Variable Account and Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the total Net Account Value immediately following the transaction for which the charge is made. See Policy Transaction Fees, page 33.

      (i)   Partial Withdrawal fee -- $25.

      (ii) Transfer fee -- Twelve transfers per Policy year are permitted without fees; for each transfer thereafter, a $25 fee is charged.

      (iii) Allocation Change fee -- Five premium and five automatic rebalancing allocation changes are permitted each Policy year without fees; for each change thereafter, a $25 fee is charged.

      (iv) Illustrations -- One illustration per policy year is available without a fee, for each illustration thereafter, a $25 fee may be charged.

      (v) Continuation of Coverage-- a one-time $200 administrative fee will be charged at Age 100 to activate coverage.

Surrender Charges: During the first 14 Policy years, or during the first 14 Policy years of each additional Segment, we assess a Surrender Charge if the Owner surrenders the Policy, reduces the Stated Death Benefit (other than by changing death benefit option), or lets the Policy lapse. A Surrender Charge may be assessed if a Partial Withdrawal is taken. The charge consists of the administrative Surrender Charge plus the sales Surrender Charge.

The administrative Surrender Charge is a fixed dollar amount per thousand dollars of Stated Death Benefit and depends upon the Insured's Age at the Policy Date or the effective date of each additional Segment. The Sales Surrender Charge will never be more than 50% of one Base Standard Target Premium. See Surrender Charge, page 34.

Charges from Portfolios: Shares of the Portfolios are purchased at net asset value, which reflects investment management and other direct expenses that have already been deducted from the assets of the Portfolio. See Charges from Portfolios, page 36.

Persistency Refund

The Account Value will be credited with a Persistency Refund each Monthly Processing Date after the tenth Policy anniversary. See Persistency Refund, page 33.

Tax Considerations

Under current Federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the Policy must qualify as a life insurance contract. The tax code provides for two tests to qualify a contract as a life insurance policy. The Owner irrevocably selects which of these tests will apply to the Policy in the application. After the Policy Date, the Policy will reflect the test which was chosen. See Life Insurance Definition, page 39.

Generally, under current Federal income tax law, Account Value earnings are not subject to income tax as long as they remain within the Policy. Loans, partial withdrawals, surrender, lapse, or an exchange of Insured may result in recognition of ordinary income for tax purposes and may result in penalties if the Policy is considered a Modified Endowment Contract as explained in Modified Endowment Contracts, page 40.


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FirstLine II                          12

INFORMATION ABOUT
SECURITY LIFE, THE
VARIABLE ACCOUNT, THE
INVESTMENT OPTIONS AND
THE GUARANTEED INTEREST
DIVISION

Security Life of Denver Insurance Company


Security Life of Denver Insurance Company ("Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. As of the end of 1997, Security Life and its consolidated subsidiaries had over $120.2 billion of life insurance in force. Our total assets exceeded $8.5 billion and our shareholder's equity exceeded $870 million, on a generally accepted accounting principles basis as of December 31, 1997. We offer a complete line of life insurance and retirement products, including annuities, individual and group life and pension products, and market life reinsurance.


Security Life actively manages its General Account investment portfolio to meet long-term and short-term contractual obligations. The General Account portfolio invests primarily in investment-grade bonds and low-risk loans.


Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"), one of the world's three largest diversified financial services organizations. ING is headquartered in Amsterdam, Netherlands, and has consolidated assets exceeding $307.6 billion on a Dutch (modified U.S.) generally accepted accounting principles basis as of December 31, 1997.


The principal underwriter and distributor for the Policies is ING America Equities, Inc. ("ING America Equities"), a wholly owned subsidiary of Security Life. ING America Equities is registered as a broker-dealer with the SEC and is a member of the NASD. The current address for ING America Equities is 1290 Broadway, Denver, Colorado 80203-5699.

Security Life Separate Account L1

Security Life Separate Account L1 (the "Variable Account") was established on November 3, 1993, under the Insurance Law of the State of Colorado. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. Such registration does not involve any supervision by the SEC of the management of the Variable Account or Security Life.

The Variable Account is a separate investment account of Security Life used to support our variable life insurance policies and for other purposes as permitted by applicable laws and regulations. The assets of the Variable Account are kept separate from our General Account and any other separate accounts we may have. We may offer other variable life insurance contracts that will invest in the Variable Account which are not discussed in this prospectus. The Variable Account may also invest in other securities which are not available to the Policy described in this prospectus.

We own all the assets in the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses in our other investment accounts. In accordance with and under the provisions of Section 10-3-501(2) of the Colorado Revised Statutes, that portion of the assets of the Variable Account which is equal to the reserves and other Policy liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business we conduct. This means that in the event Security Life were ever to become insolvent, the assets of the Variable Account are to be used first to pay Variable Account policy claims. Only if assets remain in the Variable Account after those claims have been satisfied can those assets be used to pay other Policy Owners and creditors of Security Life.

The Variable Account may be subject to liabilities arising from Divisions of the Variable Account whose assets are attributable to other variable life policies offered by the Variable Account. If the assets exceed the required reserves and other policy liabilities, we may transfer the excess to our General Account. If the assets in the Variable Account are insufficient to satisfy Variable Account Policy Owner claims, Section 10-3-541 provides that under certain circumstances the amount of those claims which are not satisfied are to be treated as Policy Owner claims against the general account assets of the insurance company.

The Variable Account has several Divisions, each of which invests in shares of a corresponding Portfolio of a mutual fund. Therefore, the investment experience of a Policy depends on the experience of the Portfolios designated. These Portfolios are available only to serve as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of Security Life as well as other life insurance companies and may be available to certain pension accounts. They are not available directly to individual investors.

Each of the Portfolios is a separate series of an open-end management investment company which receives investment advice from a registered investment adviser not otherwise affiliated with Security Life. The Neuberger & Berman Advisers Management Trust has organized its Portfolio to a


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master feeder structure. See the prospectus for the Neuberger & Berman Advisers
Management Trust for more details.

The Portfolios as well as their investment policies are described below. Shares of these Portfolios are sold to separate accounts of insurance companies, which may or may not be affiliated with Security Life or each other, a practice known as "shared funding." They may also sell shares to separate accounts to serve as the underlying investment for both variable annuity and variable life insurance contracts known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Policies in which Account Values are allocated to the Variable Account and of Owners of Policies in which account values are allocated to one or more other separate accounts investing in any one of the Portfolios.

Shares of these Portfolios may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code that include cash or deferred arrangements under Section 401(k) of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and such retirement plans or participants in such retirement plans. In the event of a material conflict, Security Life will consider what action may be appropriate, including removing the Portfolio from the Variable Account. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Portfolio's prospectus.

Maximum Number of Investment Divisions

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. For example, if the Owner has allocated or transferred funds to 17 Divisions of the Variable Account and to the Guaranteed Interest Division (or to 18 Divisions of the Variable Account), those will be the only Divisions to which the Owner can subsequently allocate or transfer funds. Therefore, Owners may prefer to utilize fewer Divisions in the early years of the Policy so as to leave open the option to invest in other Divisions in the future. An Owner who has used 18 Variable Divisions will no longer have the Guaranteed Interest Division available for future use.

Investment Objectives of the Portfolios

Each Portfolio has a different investment objective that it tries to achieve by following its investment strategy. The objectives and policies of each Portfolio will affect its return and its risks. A summary of the investment objectives is contained in the description of each Portfolio below. More detailed information may be found in the current prospectus for each Portfolio which must accompany this prospectus and should be read in conjunction with it.

Neuberger & Berman Advisers Management Trust

The Neuberger & Berman Advisers Management Trust (the "Trust") is a registered, open-end management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated May 23, 1994. The Trust is comprised of separate Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust ("Managers Trust"), a diversified, open-end management investment company organized as of May 24, 1994, as a New York common law trust. This master feeder structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Neuberger & Berman Management Incorporated acts as investment manager to Managers Trust and Neuberger & Berman, L.L.C. as sub-adviser.


Limited Maturity Bond Portfolio-- seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return. The Limited Maturity Bond Portfolio pursues its investment objectives by investing in a diversified portfolio of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations and others. The Limited Maturity Bond Portfolio may invest up to 10% of its net assets, measured at the time of investment, in fixed income securities rated below investment grade or in comparable unrated securities. The Limited Maturity Bond Portfolio's dollar weighted average portfolio duration may range up to four years although the series may invest in securities of any duration.



Growth Portfolio-- seeks capital appreciation without regard to income and invests in small-, medium-, and large- capitalization securities believed to have maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies. The portfolio is managed using a growth-oriented investment approach. A growth-oriented approach seeks stocks of companies that are projected to grow at above-average rates.


Partners Portfolio-- seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price to earnings ratio, consistent cash flow, and the company's track record through all points of the market cycle. Up to 15% of the series' net


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      assets, measured at the time of investment, may be invested in corporate debt securities rated below investment grade or comparable unrated securities.

The Alger American Fund

The Alger American Fund is a registered investment company organized on April 6, 1988, as a multi-series Massachusetts business trust. The Fund's investment manager is Fred Alger Management, Inc., which has been in the business of providing investment advisory services since 1964.


Alger American Small Capitalization Portfolio -- seeks to obtain long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range was $20 million to $2.97 billion.



Alger American MidCap Growth Portfolio -- seeks long term capital appreciation.
      Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium-capitalization companies. As of December 31, 1997, the range of market capitalization of these companies was $213 million to $13.737 billion.


Alger American Growth Portfolio -- seeks to obtain long term capital appreciation. The Portfolio will invest its assets primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Except during temporary defensive periods, the Portfolio will invest at least 65% of its total assets in the securities of companies that, at the time of purchase of the securities, have a total market capitalization of $1 billion or greater.

Alger American Leveraged AllCap Portfolio -- seeks long term capital appreciation. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements. It also may enter into futures contracts on securities indexes as well as purchase and sell call and put options on these futures. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow money; but only from banks. It may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. Except during temporary defensive periods, the Portfolio will invest 85% of its net assets in equity securities of companies of any size.

Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund
II

Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II are open-end, diversified, management investment companies organized as Massachusetts business trusts on November 13, 1981 and March 21, 1988, respectively. The funds are managed by Fidelity Management & Research Company ("FMR") which handles the Funds' business affairs, with the exception of the VIP II Index 500 Portfolio which is sub-advised by Bankers Trust Company. FMR is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.

VIP Growth Portfolio -- seeks capital appreciation by investing in common stocks, although the Portfolio is not limited to any one type of security.

VIP Overseas Portfolio -- seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP Money Market Portfolio -- seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers.


VIP II Asset Manager Portfolio -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short term, money market instruments.


VIP II Index 500 Portfolio-- seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.


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

INVESCO Variable Investment Funds, Inc.


INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of the ten diversified investment Portfolios five of which are described below. INVESCO Funds Group, Inc., the Funds' investment adviser, is primarily responsible for providing the Portfolios with investment management and various administrative services and supervising the Fund's daily business affairs. INVESCO Distributors, Inc. ("IDI"), provides distribution services for the INVESCO Variable Investment Funds, Inc. INVESCO Capital Management, Inc. serves as sub-adviser to the Total Return Portfolio.


INVESCO VIF Total Return Portfolio -- seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

INVESCO VIF Industrial Income Portfolio -- seeks the best possible current income, while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.


INVESCO VIF High Yield Portfolio -- seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective. This Portfolio may not be appropriate for all Owners due to the higher risk of lower rated bonds commonly known as "junk bonds." See the prospectus for the INVESCO VIF High Yield Portfolio for more information concerning these risks.


INVESCO VIF Utilities Portfolio -- seeks capital appreciation and income through investments primarily in equity securities of companies principally engaged in the public utilities business.


INVESCO VIF Small Company Growth Fund -- seeks long term capital growth by investing in equity securities of companies with market capitalization of $1 billion or less at the time of purchase ("small-cap companies"). The balance of the Fund's assets may be invested in the equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short term investments.


Van Eck Worldwide Insurance Trust

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Van Eck Associates Corporation serves as investment adviser and manager to the Worldwide Hard Assets Fund, Worldwide Real Estate Fund, Worldwide Emerging Markets Fund, and Worldwide Bond Fund.

Van Eck Worldwide Hard Assets Fund -- seeks long term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

Van Eck Worldwide Real Estate Fund -- seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

Van Eck Worldwide Bond Fund -- seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Van Eck Worldwide Emerging Markets Fund -- seeks long term capital appreciation by investing primarily in equity securities in emerging markets around the world.

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a registered, open-end, series, management investment company. AIM Advisors, Inc., ("AIM") manages each Fund's assets pursuant to a master investment advisory agreement dated February 28, 1997. AIM was organized in 1976 and is a wholly owned subsidiary of AIM Management Group, Inc., an indirect subsidiary of AMVESCAP PLC, (formerly INVESCO PLC).

AIM VI Capital Appreciation Portfolio-- seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings.


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

AIM VI Government Securities Portfolio -- seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed of otherwise backed by the U.S. Government.

The Guaranteed Interest Division

All or a portion of the Net Premiums and transfers of the Net Account Value may be made to the Guaranteed Interest Division. The Guaranteed Interest Division is part of our General Account and pays interest at a declared rate. The General Account supports our non-variable insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, the General Account, the Guaranteed Interest Division and interests therein are generally not subject to regulation under these Acts. As a result, the staff of the SEC has not reviewed the disclosures included in this prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain provisions of the Federal securities law relating to the accuracy and completeness of statements made in this prospectus. For more details regarding the General Account, see the Policy.

The amount in the Guaranteed Interest Division at any time is the sum of all Net Premiums allocated to that Division, all transfers to the Guaranteed Interest Division and earned interest. This amount is reduced by amounts transferred out of or withdrawn from the Guaranteed Interest Division and deductions from the Account Value allocated to the Guaranteed Interest Division.

Amounts may be accumulated in the Guaranteed Interest Division by: (i) allocating Net Premiums, (ii) transferring amounts from the Divisions of the Variable Account, (iii) earning interest on amounts in the Guaranteed Interest Division, and (iv) repaying a Policy Loan to release amounts from the Loan Division.

From time to time, we declare the interest rate that will apply to all amounts in the Guaranteed Interest Division. These interest rates will never be less than the minimum guaranteed interest rate of 4% and will be in effect for at least 12 months. Interest is credited daily at an effective annual rate that equals the declared rate. The interest is credited as of each Valuation Date on the amount in the Guaranteed Interest Division. This interest will be paid regardless of the actual investment experience of the General Account; we bear the full amount of the investment risk for the amount allocated to the Guaranteed Interest Division.

DETAILED INFORMATION
ABOUT THE FIRSTLINE II
VARIABLE UNIVERSAL LIFE
POLICY

This prospectus describes our standard FirstLine II Variable Universal Life Policy. There may be differences in the Policy because of state requirements where the Policy is issued. Any such differences will be defined in the Policy.

The illustrations beginning on page are intended to provide an idea of how the key financial elements of FirstLine II work. The illustrations show Premiums, Account Values, Cash Surrender Values and Death Benefits.

Applying for a Policy

A FirstLine II Policy may be purchased by submitting an application to us. On the Policy Date, the Insured must be no older than Age 85. Before issuing a Policy or applying Net Premium to the Variable Account or the Guaranteed Interest Division, we require satisfactory evidence of insurability. This evidence may include a medical examination, completion of all underwriting requirements, and satisfaction of issue requirements.

The Investment Date is the date we allocate funds to the Policy. We will allocate the Initial Net Premium to the Policy on the next Valuation Date following the date: (i) we receive the Initial Premium, and, (ii) approve the Policy for issue, and (iii) all issue requirements have been met and received in our Customer Service Center.

The Policy is generally available with a minimum Stated Death Benefit of $50,000; however, we may reduce this amount for group or sponsored arrangements or corporate purchasers. The maximum Stated Death Benefit will be limited by our underwriting and reinsurance procedures in effect at the time of application.

The Policy Date is the date upon which the Policy is effective. The Policy Date is used to determine Policy years and Policy months regardless of when the Policy is delivered. In the case of certain payroll deduction plans or other automatic investment plans, the Policy Date may be different from the date the first premium payment is received. If the Policy Date is prior to the Investment Date, we will charge monthly deductions from the Policy Date.


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FirstLine II                          17

Temporary Insurance


If a premium payment in an amount not less than the Scheduled Premium is received with the application and there has been no material misrepresentation in the application, temporary insurance equal to the applied-for face amount, up to a maximum amount as described in the binding limited life insurance coverage form, will be in force so long as the Insured meets all other requirements described in the binding limited life insurance coverage form. Coverage will begin when the binding limited life insurance coverage form has been completed and signed, a premium has been accepted by us, and Part I of the application has been completed. Binding limited life insurance coverage will end on the earliest of the date: (i) premiums are returned; (ii) five days after notice of termination is mailed to the Owner's address on the application; (iii) coverage starts under the Policy resulting from the application; (iv) a policy resulting from the application is refused by us; or (v) 90 days after the date the binding limited life insurance coverage form is signed.


In no event will a death benefit be provided under the temporary insurance agreement if there was a material misrepresentation: (i) in the answers in the binding limited life insurance coverage form or in the application, (ii) a proposed Insured dies by suicide or intentional self-inflicted injury, or (iii) the premium check is not honored.

Premiums

The Owner may choose the amount and frequency of premium payments, within the limits described below.

Scheduled Premiums

Even though the premiums are flexible, the Schedule pages of the Policy will show a Scheduled Premium. The Owner may select the Scheduled Premium within our limits when applying for the Policy. The Scheduled Premium is the amount chosen to be paid over a specified period of time and may not be sufficient to keep the Policy in force. The Owner may receive premium reminder notices for the Scheduled Premium on a quarterly, semiannual, or annual basis.

Alternatively, premiums other than the Initial Premium may be paid by Electronic Funds Transfer each month. The financial institution making the Electronic Funds Transfer may impose a charge for this service.

The Owner is not required to pay the Scheduled Premium, and it can be changed at any time subject to the minimum and maximum limits we may set. If the Guaranteed Minimum Death Benefit is desired, the Scheduled Premium should not be less than the amount required to maintain the Guarantee Period.

Unscheduled Premium Payments

Generally, unscheduled premium payments may be made at any time. We reserve the right to limit the amount of unscheduled premiums if the payment would result in an increase in the amount of the Base Death Benefit required by the Federal income tax law definition of life insurance, or to require suitable evidence of the insurability of the Insured at the time of the unscheduled premium payment. Evidence of insurability may also be required if the net amount at risk is increased as a result of an unscheduled premium payment. We will return premium payments which exceed the "seven-pay" limit for the Policy if we determine the payment would cause the Policy to immediately become a Modified Endowment Contract. After the Owner has signed a form acknowledging that the Owner understands the Policy will be a Modified Endowment Contract, we will accept the excess premium payments. See Modified Endowment Contracts, page and Changes to Comply with Law, page 42.

If a Policy Loan is outstanding, any payment which is not a Scheduled Premium payment is considered a loan repayment, unless indicated otherwise. Applicable tax and sales charges which are deducted from any premium payment are not deducted from a loan repayment.

Minimum Annual Premium

The Minimum Annual Premium must be paid during the first three policy years to meet the requirements for the three-year Special Continuation Period. We determine the Minimum Annual Premium based on the Age, sex and Premium Class of the Insured, the Stated Death Benefit of the Policy, and any additional benefits selected. We may reduce the Minimum Annual Premium for group or sponsored arrangements or corporate purchasers. The Minimum Annual Premium is shown in the Schedule pages of the Policy.

Special Continuation Period

The Policy is guaranteed not to lapse, regardless of its Net Cash Surrender Value if, on each Monthly Processing Date during the first three Policy years, all premiums paid, less the sum of Partial Withdrawals and Policy Loans taken, including accrued loan interest, is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy month, starting with the first Policy month through and including, the Policy month which begins on the current Monthly Processing Date. The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium. See Lapse, page 30.

If during the first three Policy years, any charges are not deducted so as to keep the Policy from lapsing under the Special Continuation Period, these charges are not permanently waived.


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

At the end of the Special Continuation Period, the aggregate amount of the charges previously not deducted will be due and will be deducted at the beginning of Policy year four.

Premium Payments Affect the Coverage

If premium payments are discontinued either temporarily or permanently, the Policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly deductions from the Account Value for the benefits selected. At that time, the Policy will lapse. See Lapse, page . If the Minimum Annual Premium requirements are satisfied, the Policy is guaranteed not to lapse during the first three Policy years, regardless of the Policy's Net Cash Surrender Value. See Special Continuation Period, page . Under the Guaranteed Minimum Death Benefit, the Stated Death Benefit portion of the Policy will remain in effect until the end of the Guarantee Period as long as the conditions of the guarantee are met. See Guaranteed Minimum Death Benefit Provision, page 22.

Choice of Definitional Tests

When applying for the Policy, the Owner will irrevocably choose which of the two tests for compliance with the Federal income tax law definition of life insurance will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. See Life Insurance Definition, page . If the Guideline Premium /Cash Value Corridor Test is chosen, the allowable premium payments relative to the Policy death benefit will be limited.

Guaranteed Minimum Death Benefit Provision

The Owner will have the opportunity to choose whether to place and keep the Guaranteed Minimum Death Benefit provision in effect. This provision may extend the period that the Stated Death Benefit of the Policy will remain in effect if the Divisions of the Variable Account suffer adverse investment experience. This provision requires a premium payment level (the Guarantee Period Annual Premium) which is higher than the Minimum Annual Premium. In addition, the Net Account Value must be diversified according to our requirements. See Guaranteed Minimum Death Benefit, page 22.

Policy Owners should consider the Guaranteed Minimum Death Benefit Provision when setting the Scheduled Premium.

Modified Endowment Contracts

Federal income tax law provides special rules for the income taxation of distributions from life insurance policies which are defined as "Modified Endowment Contracts." These rules apply to distributions such as Policy Loans, surrenders and Partial Withdrawals. The application of these rules depends upon whether premiums have been paid which exceed a defined "seven-pay" limit. See Modified Endowment Contracts, page 40.

If we determine that the Scheduled Premium chosen will cause the Policy to be a Modified Endowment Contract on the Policy Date, we will issue the Policy based on the Scheduled Premium selected, but we will require the Owner to sign a form acknowledging that the Policy is a Modified Endowment Contract. Alternatively, the Scheduled Premium may be reduced to a level which will not cause the Policy to become a Modified Endowment Contract, and we will issue the Policy based on the revised Scheduled Premium.

Allocation of Net Premiums


The balance after certain premium-based charges are deducted from each premium is called the Net Premium. It is added to the Account Value according to the Owner's instructions. No allocation will be made prior to the Investment Date. On or after the Investment Date, Net Premium amounts allocated to the Guaranteed Interest Division will be allocated to that Division upon receipt. During the Delivery and Free Look Periods, Net Premiums allocated to the Divisions of the Variable Account will be allocated to the Division investing in the Fidelity VIP Money Market Portfolio. At the end of the Delivery and Free Look Periods, this portion of the Account Value will automatically be allocated according to the most recent premium allocation instructions.


Thereafter, Net Premiums will be allocated upon receipt, according to the allocation instructions stated in the most recent instructions. Allocation percentages must be in whole numbers. The sum for all Divisions must equal 100%. The premium allocation may be changed five times per Policy year without charge. More than five Premium allocation changes in a Policy year, will be subject to a $25 charge for each additional change.


The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. The Divisions include the Divisions of the Variable Account and the Guaranteed Interest Division, but exclude the Loan Division. See Maximum Number of Investment Divisions, page 15.


Death Benefits

FirstLine II offers the flexibility to determine the amount of insurance coverage needed, both now and in the future. It does this by combining the long-term advantages of permanent life insurance coverage with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available in this single Policy, FirstLine II.


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When the Policy is issued, an initial amount of insurance coverage is determined according to the application instructions. The death benefit initially consists of a Stated Death Benefit and, if desired, an additional amount of insurance coverage which is added by Adjustable Term Insurance Rider. The Stated Death Benefit is the long-term element of the Policy; the Adjustable Term Insurance Rider is the term insurance element of the Policy.

The Adjustable Term Insurance Rider provides term insurance coverage which adjusts automatically to fill the difference between the Target Death Benefit chosen and the Base Death Benefit. The Adjustable Term Insurance Rider does not have an externally defined premium; the cost is included in the monthly cost of insurance charges discussed below. See Adjustable Term Insurance Rider, page 23.

As described below, the Base Death Benefit may vary from the Stated Death Benefit. This may result from choice of death benefit option, increases to comply with the Federal income tax law definition of life insurance, changes in the death benefit option, partial withdrawals, requested increases and decreases, or when a transaction on the Policy causes the Base Death Benefit to change.

As long as the Policy remains in force, we will pay an amount equal to the Death Proceeds to the Beneficiary of this Policy when the Insured dies. The Death Proceeds will consist of the Base Death Benefit as of the date of the Insured's death, reduced by any outstanding Policy Loans and accrued loan interest (and, if in the grace period or three-year Special Continuation Period, further reduced by any unpaid charges incurred prior to the date of the Insured's death). The Death Proceeds will include any amount provided by Rider on the Insured.

Death Benefit Options

The Owner may choose from two death benefit options (Option 1 or Option 2). These options may result in a Base Death Benefit under the Policy which exceeds the Stated Death Benefit. The death benefit option may be changed on any Policy anniversary. See Changes In Death Benefit Option, page 21.

Under Option 1, the Base Death Benefit is the greater of:

      (a)   the Stated Death Benefit on the date of the Insured's death; or

      (b) the Account Value on the date of the Insured's death multiplied by the appropriate factor from the Definition of Life Insurance Factors shown in Appendix A or B.

Under Option 2, the Base Death Benefit is the greater of:

      (a) the Stated Death Benefit plus the Account Value on the date of the Insured's death; or

      (b) the Account Value on the date of the Insured's death multiplied by the appropriate factor from the Definition of Life Insurance Factors shown in Appendix A or B.

Owners who prefer to have insurance coverage that does not vary in amount and lower cost of insurance charges, should choose Option 1. Owners who prefer to have any favorable investment experience reflected in increased insurance coverage should choose Option 2.

Federal income tax law requires the death benefit to be at least as great as the Account Value times a factor which is defined in the law. The factors are determined based upon the Age and possibly sex at any point in time as well as by the test for compliance chosen in the original Policy application. See Life Insurance Definition, page 39.

If necessary, we will adjust the Policy to continue to qualify as life insurance under the applicable provisions of the Federal income tax laws in existence at the time the Policy was issued.

Changes in Death Benefit Option

A change in the Death Benefit Option may be requested at least 30 days prior to a Policy anniversary. A change in the death benefit option will be effective as of the Policy anniversary on or following the date we approve the request for the change. After the request is approved, we will send a new policy Schedule page which should be attached to the Policy. We may ask that the Policy be returned to our Customer Service Center so that we can note the change in the Schedule. The death benefit option change applies to the entire Stated Death Benefit.

For us to approve a change in the death benefit option from Option 1 to Option 2, evidence that the Insured is insurable according to our normal rules of underwriting for that class of policy must be submitted to us. We may not allow any change if it would reduce the Stated Death Benefit below the minimum we require to issue this Policy. After the effective date of the change, the Stated Death Benefit will be changed according to the following table:


OPTION       CHANGE      STATED DEATH BENEFIT
FROM         TO          FOLLOWING CHANGE EQUALS:

Option 1     Option 2    Stated Death Benefit prior to such
                         change minus the Account Value as
                         of the effective date of the change.

Option 2     Option 1    Stated Death Benefit prior to such
                         change plus the Account Value as
                         of the effective date of the change.


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For purposes of a death benefit option change, the Account Value will be allocated to each Segment in the same proportion that the Segment bears to the Stated Death Benefit. See Changes In Death Benefit Amounts, page 22.


We do not charge a Surrender Charge for any decrease in Stated Death Benefit, nor is there an adjustment to the Target Premium. See Surrender Charge, page 34.

Increases and decreases in Stated Death Benefit are made so that the amount of the Base Death Benefit remains the same on the date of the change. When the Base Death Benefit remains the same, there is no immediate change in the Net Amount at Risk, which is the amount on which our cost of insurance charges are based. In addition, there will be no change to the amount of term insurance if an Adjustable Term Insurance Rider has been added. See Cost of Insurance Charges, page 32.

If the Continuation of Coverage feature is in effect, Death Benefit Option 2 will not be available after Age 100.

Changes in Death Benefit Amounts

While the Policy is in force, increases in its Target or Stated Death Benefit may be made prior to the Policy anniversary on which the Insured is Age 86. The Stated Death Benefit may be decreased if the request occurs after the first Policy anniversary.

An increase or a decrease in the death benefit of the Policy may be requested by the Owner. This request will be effective as of the next monthly processing date after the request is received at our Customer Service Center unless there are underwriting or other requirements. Any change in coverage may not be for an amount less than $1,000.

After the request is approved, we will send a new Schedule which will include the Stated Death Benefit, the benefit under any Riders, if applicable, the guaranteed cost of insurance rates, the guideline annual premium and the new Surrender Charge. This notice should be attached to the Policy. We may ask that the Policy be returned to our Customer Service Center so that we can note the change in the Schedule.

In some cases, we may not approve a change requested because it would disqualify the Policy as life insurance under applicable Federal income tax law. If we do not approve a change, we will provide notification of our decision about making the change. See Tax Considerations, page 39.

Decreases in the death benefit generally may not decrease the Stated Death Benefit below $50,000; or the minimum we require to issue the Policy. There may be tax consequences to the decrease, See Life Insurance Definition, page and Modified Endowment Contracts, page 40.

Requested reductions in the death benefit or an option change that causes a reduction, will first be applied to reduce the Target Death Benefit. The Stated Death Benefit will be decreased only after Adjustable Term Insurance Rider coverage has been reduced to zero. If more than one Segment exists, any subsequent reduction in Stated Death Benefit will be allocated among Segments in the same proportion that each Segment bears to the total Stated Death Benefit prior to the reduction unless required differently by state law.

Satisfactory evidence that the Insured is still insurable must be provided when the death benefit is increased.

Unless indicated otherwise, any request for an increase to the Target Death Benefit will be assumed to also be a request for an increase to the Stated Death Benefit so that the amount of the Adjustable Term Insurance Rider, if it is included with the Policy at the time of the increase, will not change. The Target Death Benefit may be changed only once each Policy year.

A requested increase in the Stated Death Benefit will create a new Segment. Increases in Stated Death Benefit resulting from death benefit option changes do not create new Segments, rather, they merely increase the size of the existing Segment(s). As discussed below, once created, a new Segment can never be entirely eliminated unless required differently by state law.

If an increase creates a new Segment, premiums paid after the increase will be allocated to the original and new Segments in the same proportion that the guideline annual premiums defined by the Federal income tax laws for each Segment bear to the sum of the guideline annual premiums for all Segments. The guideline annual premiums will be shown in the Schedule for each coverage segment. Net Amount at Risk will be allocated to each Segment in the same proportion that the Segment bears to the total Stated Death Benefit.

If a reduction decreases the Stated Death Benefit during the Surrender Charge period, the Surrender Charge on the remaining Stated Death Benefit will be reduced; however, we will deduct an amount equal to the reduction in the Surrender Charge from the Account Value. See Surrender Charge, page 34.

Guaranteed Minimum Death Benefit

Generally, the length of time the Policy remains in force depends on the Net Cash Surrender Value of the Policy. Because the charges that maintain the Policy are deducted monthly from the Account Value, coverage will last as long as the Net Cash Surrender Value is sufficient to pay these charges. The investment experience of any amounts in the Divisions of the Variable Account and the interest earned in the Guaranteed Interest Division will affect the amount of the Account Value


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

and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

A Guaranteed Minimum Death Benefit provision is available, which may extend the period that the Stated Death Benefit of the Policy will remain in effect if the Divisions of the Variable Account suffer adverse investment experience. This provision has a Guarantee Period of 10 Policy years or to the Insured's Age 65, whichever is later. It protects the Stated Death Benefit of the Policy for a limited number of Policy years.

The Guarantee Period Annual Premium depends on the Stated Death Benefit of the Policy, the Insured's Age, sex, and Premium Class, the death benefit option chosen, and additional Rider coverage. Adding additional benefits to the Policy will increase the Guarantee Period Annual Premium above this level.

The Guaranteed Minimum Death Benefit provision does not apply to the Adjustable Term Insurance Rider or to any other Riders. Therefore, if the Net Cash Surrender Value is insufficient to pay all of the deductions as they come due, only the Stated Death Benefit portion of the Policy will be guaranteed to stay in force under the Guaranteed Minimum Death Benefit provision; any attached Riders will lapse. See Lapse, page 30.

The Guaranteed Minimum Death Benefit provision is not available in some states.

Requirements to Maintain the Guarantee Period

The Guaranteed Minimum Death Benefit provision requires a premium payment level, the Guarantee Period Annual Premium, that is higher than the Minimum Annual Premium and the Net Account Value must meet certain diversification requirements.

As of each Monthly Processing Date we will perform a test to see if sufficient premiums have been paid to keep the guarantee in place. If (i) actual premiums paid, minus (ii) the amount of any Partial Withdrawals plus any Policy Loans and accrued loan interest, equals or exceeds (iii) the sum of the Guarantee Period Monthly Premiums for each Policy Month starting with the first Policy Month through and including the Policy Month that begins on the current Monthly Processing Date, the Guarantee Period will remain in effect regardless of the investment experience of the Divisions of the Variable Account. If the Policy fails to meet this test on any Monthly Processing Date, the Guarantee Period and therefore the Guaranteed Minimum Death Benefit provision will lapse. The Guarantee Period Annual Premium will be listed in the Schedule of the Policy. If the policy benefits are increased, the Guarantee Period Annual Premium will increase. The Guarantee Period Monthly Premium is one-twelfth of the Guarantee Period Annual Premium.

The Guarantee Period will lapse if the Net Account Value on any Monthly Processing Date is not diversified according to the following rules:

      i) No more than 35% of the Net Account Value may be invested in any one division, and

      ii)   The Net Account Value must be invested in at least five Divisions.

These diversification requirements will be satisfied if the Automatic Rebalancing Feature has been elected and conditions i) and ii) above are met. The Policy will also be deemed to satisfy the requirements for diversification if Dollar Cost Averaging is elected and the resulting transfers are directed into at least four other Divisions with no more than 35% of any transfer directed to any one Division. See Dollar Cost Averaging, page 27, and Automatic Rebalancing, page 27.

If the lapse of the Guaranteed Minimum Death Benefit is not corrected, this feature will be terminated.

Once terminated, the Guaranteed Minimum Death Benefit provision cannot be reinstated.

There is no charge for the Guaranteed Minimum Death Benefit.

Additional Benefits

The Policy may include additional benefits, which are also attached to the Policy by Rider. A charge will be deducted monthly from the Account Value for each additional benefit chosen. These benefits may be canceled by the Owner at any time. See Modified Endowment Contracts, page , for information on the tax effect of adding or canceling these benefits. More details will be included in the Policy if any of these benefits are chosen.

From time to time we may make available Riders other than those listed below. Contact your Registered Representative for a complete list of the Riders available.

Certain Riders may not be available for all Policies.

Adjustable Term Insurance Rider

The Death Proceeds may be increased by adding the Adjustable Term Insurance Rider on the life of the Insured. As the name suggests, the Adjustable Term Insurance Rider adjusts over time.

At issue, a Schedule of death benefits called the Target Death Benefit is specified at levels to meet the Owner's projected needs in the future. The Target Death Benefit may be set to vary as often as each Policy year. The Target Death Benefit will be listed in the Schedule.


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

Subject to our rules, the Target Death Benefit Schedule may be changed after issue. See Changes In Death Benefit Amounts, page 22.

If at any time a scheduled change is canceled or the Owner asks for an unscheduled decrease to the Target Death Benefit, we may deny any future scheduled increases to the Target Death Benefit.

The amount of Adjustable Term Insurance Rider in force at any time is the amount needed to fill the difference between the Target Death Benefit selected and the Base Death Benefit in effect. The Adjustable Term Insurance Rider is dynamic in that it adjusts daily for variations in the Base Death Benefit resulting from compliance with the Federal income tax law definition of life insurance test you have chosen.

For example, assume the Base Death Benefit increases due to compliance with the Federal income tax law definition of life insurance. The Adjustable Term Insurance Rider will adjust to provide Death Proceeds equal to the Target Death Benefit in each year:

  Base Death        Target Death          Adjustable Term
    Benefit           Benefit         Insurance Rider Amount
    -------           -------         ----------------------

    201,500           250,000                 48,500
    202,500           250,000                 47,500
    202,250           250,000                 47,750

Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Adjustable Term Insurance Rider amount may be eliminated entirely as a result of increases in the Base Death Benefit due to the Federal income tax law definition of life insurance requirements. Using the example outlined above, if the Base Death Benefit under the Policy grew to $250,000, the Adjustable Term Insurance Rider amount would be reduced to zero. (It can never be reduced below zero.) Even though the Adjustable Term Insurance Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the Base Death Benefit under the Policy is subsequently reduced below the Target Death Benefit, the Adjustable Term Insurance Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level. Partial Withdrawals and Base decreases may reduce the amount of the Target Death Benefit. See Partial Withdrawals, page 29.

We generally restrict the amount of the Target Death Benefit to an amount not more than ten times the Stated Death Benefit. For example, if the Stated Death Benefit is $100,000 then the maximum amount of Target Death Benefit we will allow will be $1,000,000.

Given the flexible nature of the Adjustable Term Insurance Rider, there is no defined premium for the amount of coverage. Instead, a cost of insurance charge is deducted monthly from the Account Value for the Adjustable Term Insurance Rider amount in effect. The cost of insurance charge may be lower than the rates applicable to the Base Death Benefit in the early Policy years, and may be higher in the later Policy years. See Cost of Insurance Charges, page . Since there is no defined premium related to the Adjustable Term Insurance Rider, there are no sales or Surrender Charges associated with this coverage; therefore, any increase in the Target Death Benefit which does not increase the Stated Death Benefit will not increase the total Surrender Charge for the Policy; any decrease in the Adjustable Term Insurance Rider coverage will not cause a Surrender Charge to be incurred.

Additional Insured Rider

This Rider provides for death benefits upon the death of immediate family members other than the Insured. A maximum of nine Additional Insured Riders may be added to the Policy. The minimum amount of coverage for each Rider is $10,000 and the maximum coverage for all Additional Insured Riders combined is five times the Stated Death Benefit of the Policy.

Right to Exchange Rider

This Rider allows the Owner to change the person insured under the Policy. A change of the Insured may have Federal income tax consequences. If a change of Insured occurs, the cost of insurance charges in the future may change but the Account Value will remain unchanged as of the change date. There is no charge for this Rider.

Waiver of Cost of Insurance Rider

This Rider provides that during the total disability of the Insured, while the Policy remains in force, the monthly expense charges, cost of insurance charges and Rider charges will be waived and therefore not deducted from the Account Value. If this rider is added to the Policy, the Waiver of Specified Premium Rider may not also be added.

Waiver of Specified Premium Rider

This Rider provides that during the total disability of the Insured, while the Policy remains in force, a specified premium amount will be credited monthly to the Policy. In the application the amount of premium is selected, within limits, that will be credited. If this Rider is added to your Policy, the Waiver of Cost of Insurance Rider may not also be added.


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

Benefits at Maturity

If the insured is still living at Age 100 and the Owner does not desire to use the Continuation of Coverage feature, the Policy Owner may choose to surrender the Policy for the Net Account Value. Some portion of this payment may be taxable. Consult with your tax adviser for advice. The Net Account Value is the Account Value reduced by any outstanding Policy Loan and accrued loan interest. The Policy will then end.

Continuation of Coverage


If the Insured is still living at Age 100 and the Continuation of Coverage feature is in effect, the Net Account Value (except amounts in the loan division) will be transferred into the Guaranteed Interest Division. A one-time administrative fee will be assessed against the Policy to cover future expenses. The insurance coverage under the Policy will continue in force until the time of the Insured's death unless the Policy lapses or is surrendered, but no further cost of insurance charges will be assessed. See Continuation of Coverage Administrative Fee, page 33.


At Age 100, all Riders except the Adjustable Term Rider terminate. The coverage provided under the Rider converts to base coverage and the Stated Death Benefit is redefined. If there is no Rider coverage, the Stated Death Benefit is unchanged. Any Policy with Death Benefit Option 2 will be converted to Death Benefit Option 1 at Age 100 when the Continuation of Coverage feature become effective. See Changes in Death Benefit Option, page 20.

The Net Account Value may not be transferred into the Variable Divisions after Age 100. Thus related investment features such as Dollar Cost Averaging and Automatic Rebalancing are discontinued.

If there is an outstanding loan on the Policy, loan interest will continue to accrue. If no payments are made, it is possible that the loan interest may reduce the account value and cause the Policy to lapse. To avoid this event, you may make loan or loan interest payments after Age 100. However, no additional premium payments will be accepted.


During the Continuation of Coverage period (after Age 100) you may take policy loans or partial withdrawals. If a persistency refund is being paid on the Guaranteed Interest Division, policies in the Continuation of Coverage period will be credited with the persistency refund as well. See Persistency Refund, page 33.



To discontinue the coverage once the Continuation of Coverage feature is in effect, you may surrender the policy. All normal surrender charges and consequences will apply. See Surrender, page 29, and Surrender Charge, page 33.



The availability of this feature is subject to state approval. Where approved, it is an automatic feature and no election is required.


Policy Values

Account Value

The Account Value is the total amount in the Guaranteed Interest Division, the various Divisions of the Variable Account, and the Loan Division. The Account Value therefore reflects all premiums paid, charges made, Policy Loans and Partial Withdrawals taken, investment experience of the Variable Account, and earnings accrued in the Guaranteed Interest and Loan Divisions.

Cash Surrender Value

The Cash Surrender Value of the Policy equals the Account Value less any Surrender Charge.

Net Cash Surrender Value

The Net Cash Surrender Value of the Policy is equal to the Cash Surrender Value less the amount of outstanding Policy Loans and accrued loan interest.

Net Account Value

The Net Account Value of the Policy is equal to the Account Value less the amount of outstanding Policy Loans and any accrued loan interest.

Determining the Value in the Divisions of the Variable Account

The amounts included in the Divisions of the Variable Account are measured in terms of Accumulation Units and Accumulation Unit Values. On any given day, the value of the amount in a Division of the Variable Account is equal to the Accumulation Unit Value times the number of Accumulation Units credited in that Division. Each Division of the Variable Account will have different Accumulation Unit Values.

Accumulation Units of a Division are purchased whenever premiums are allocated or amounts are transferred to that Division (including transfers from the Loan Division). Accumulation Units are redeemed when Partial Withdrawals are taken or amounts are transferred from a Division of the Variable Account (including transfers to the Loan Division) and to pay the death benefit when the Insured dies. We also redeem


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

Accumulation Units for the monthly deductions from the Account Value, Policy transaction charges and Surrender Charges, if any.

The number of Accumulation Units purchased or redeemed in a Division of the Variable Account as of any Valuation Date is calculated by dividing the dollar amount of the transaction by the Division's Accumulation Unit Value calculated after the close of business that day. The Accumulation Unit Value of each Division fluctuates with the investment experience of the corresponding Portfolio and reflects the investment income, realized and unrealized capital gains and losses, and expenses of the Portfolio. The Accumulation Unit Values also reflect the mortality and expense risk charges we make each day to the Variable Account. See How We Calculate Accumulation Unit Values for Each Division, page 25.

Transactions are processed as of the Transaction Date. The Transaction Date is the date we receive a premium or an acceptable written or telephone request at our Customer Service Center. If the premium or request reaches our Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date, the Transaction Date will be the next succeeding Valuation Date.

Monthly deductions against the Account Value are made as of the Monthly Processing Date. Transaction charges or Surrender Charges are made as of the effective date of the transaction.

The value of any amount allocated to a Division of our Variable Account will go up or down depending on the investment experience of that Division. For amounts allocated to the Divisions of the Variable Account, there is no guaranteed minimum cash value.

How We Calculate Accumulation Unit Values for Each Division

We determine Accumulation Unit Values for the Divisions of the Variable Account as of each Valuation Date. All Policy transactions are performed as of a Valuation Date.

The Accumulation Unit Value for each Division will generally be set at $10 on the first Valuation Date that there are Policy transactions in that Division of the Variable Account. After that, the Accumulation Unit Value as of any Valuation Date is equal to the Accumulation Unit Value for the preceding Valuation Date multiplied by the Accumulation Experience Factor for that Division for the Valuation Period.

We calculate an Accumulation Experience Factor for each Division every Valuation Date as follows:

1. We take the value of the shares belonging to the Division in the corresponding Portfolio as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, we use the share value reported to us by the managers of the Portfolio.

2. We add any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. We subtract from this amount a charge for taxes, if any.

3. We divide the resulting amount by the value of the shares belonging to the Division in the corresponding Portfolio as of the close of business on the preceding Valuation Date. This new amount represents the gross experience factor per Accumulation Unit, before reduction for the expenses of the Variable Account.

4. We subtract a charge for the mortality and expense risk assumed by us under the Policy. The daily charge is .002055% of the Accumulation Unit Value, which is equivalent to an annual rate of .75% of the Accumulation Unit Value. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

The result is the Accumulation Experience Factor for the Valuation Period.

Transfers of Account Values

After the Free Look Period ends, up to 12 transfers among the Divisions of the Variable Account or to the Guaranteed Interest Division may be made in each Policy year without charge. There is no limit on the number of transfers, but we charge a fee of $25 for each additional transfer beyond the first 12. Transfers due to the operation of Automatic Rebalancing or Dollar Cost Averaging are not included in determining the limit on transfers without a charge.

Transfer requests should be made in writing to our Customer Service Center. The transfer will take effect as of the Valuation Date we receive the request. The minimum amount we will transfer on any date is $100. This minimum need not come from any one Division or be transferred to any one Division as long as the total amount requested to be transferred equals at least $100. However, we will transfer the entire amount in any Division of the Variable Account from which a transfer is requested, if the amount remaining in that Division is less than $100.

We reserve the right to limit excessive trading activity, which can disrupt Portfolio management strategy and increase Portfolio expenses. For example, we may refuse to accept or we may place certain restrictions on transfers made by third-party agents acting on behalf of multiple Owners or made pursuant to


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

market timing services when we determine, at our sole discretion, that such transfers will be detrimental to the Portfolios and the Owners as a whole. Such transfers may cause increased trading and transaction costs, disruption of planned investment strategies, forced and unplanned portfolio turnover, and lost opportunity costs, and may subject the Portfolios to large asset swings that diminish their ability to provide maximum investment return to all Owners.

Transfers from the Guaranteed Interest Division may be made only during the first 30 days of each Policy year. Transfer requests received within 30 days prior to the Policy anniversary will be deemed to occur as of the Policy anniversary. Transfer requests received on the Policy anniversary or within the following 30 days will be processed. Transfer requests received at any other time will not be processed. Transfer amounts from the Guaranteed Interest Division to the Divisions of the Variable Account are limited to the greatest of: (i) 25% of the balance in the Guaranteed Interest Division at the time of the first transfer or withdrawal in that Policy year, (ii) the sum of the amounts transferred and withdrawn from the Guaranteed Interest Division in the prior Policy year or, (iii) $100. Transfers of the Account Value to the Guaranteed Interest Division are not limited.

The Owner may utilize a maximum of 18 Divisions for investment over the lifetime of the Policy until current administrative systems are enhanced. See Maximum Number of Investment Divisions, page 15.

If telephone privileges have been elected, transfers may be made by telephoning our Customer Service Center. See Telephone Privileges, page 46.

Dollar Cost Averaging

We offer a feature called Dollar Cost Averaging to Owners who have at least $10,000 of Account Value invested in the Division investing in either the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio. The main objective of Dollar Cost Averaging is to protect Policy values from short-term price fluctuations. Since the same dollar amount is transferred to other Divisions each period, more units are purchased in a Division if the value per unit is low, and fewer units are purchased if the value per unit is high. This plan of allocating Policy values reduces the risk of investing too much when the price of a Portfolio's shares is high and too little when the price of a Portfolio's shares is low. However, participation in Dollar Cost Averaging does not assure a profit nor does it protect against a loss in a declining market.

With Dollar Cost Averaging, a designated dollar amount of or percentage of Account Value of the Division investing in either the Fidelity VIP Money Market Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio will be transferred automatically each period from the selected Division to one or more other Divisions of the Variable Account. Dollar Cost Averaging transfers may not be made to or from the Guaranteed Interest Division. Any transfers that are a result of the Dollar Cost Averaging feature are not counted toward the limit of 12 transfers that can be made each Policy year without a transfer charge. There is no charge for this feature.

Dollar Cost Averaging allocations may be designated in dollar amounts or as whole percentages. The minimum percentage that may be transferred to any one Division is 1% of the total amount transferred to all selected Divisions. The transfer amount under Dollar Cost Averaging may be no less than $100.

The first Dollar Cost Averaging date must be at least five days after our receipt of the request for Dollar Cost Averaging. In no event will Dollar Cost Averaging begin before the end of the Delivery and Free Look Periods. Dollar Cost Averaging may occur monthly, quarterly, semi-annually, or annually on a date requested by the Owner. Unless specified otherwise, Dollar Cost Averaging will take place monthly, on the Monthly Processing Date.

If on any Dollar Cost Averaging date, the amount in the Division from which transfers are to be made is equal to or less than the amount to be transferred, the entire remaining amount will be transferred, and Dollar Cost Averaging will end. Changes to the Dollar Cost Averaging program may be made once each Policy year or Dollar Cost Averaging may be canceled completely by sending satisfactory notice to our Customer Service Center at least five days before the next Dollar Cost Averaging date. If telephone privileges are in effect, changes to the Dollar Cost Averaging program can be made by telephoning our Customer Service Center. See Telephone Privileges, page 46.

A date for Dollar Cost Averaging to terminate may be specified by the Owner. Termination may also occur when the balance remaining in the Division investing in either the Fidelity VIP Money Market Portfolio or the Neuberger & Berman AMT Limited Maturity Bond Portfolio reaches a specified dollar amount.

A Dollar Cost Averaging Program and an Automatic Rebalancing Program may run at the same time.

Automatic Rebalancing

The Automatic Rebalancing feature provides a method for maintaining a balanced approach to investing Account Values and for simplifying the process of asset allocation over time.

The Automatic Rebalancing feature may be elected with the application or at any subsequent time by completing the


--------------------------------------------------------------------------------
FirstLine II                          26
appropriate form. Automatic Rebalancing matches Account Value allocations over time to the allocation percentages set by the Owner. During the operation of Automatic Rebalancing, transfers among the Divisions may occur monthly, quarterly, semi-annually, or annually on a date specified by the Owner. Unless specified otherwise, Automatic Rebalancing will take place on the last Valuation Date of each calendar quarter.

Automatic Rebalancing allocations may be specified for all or some of the Divisions in which the Account Value is invested.

If this feature is elected we will transfer amounts among the Divisions so that, after the transfers, the ratio of the Account Value in each Division to the total Account Value of all the Divisions included in Automatic Rebalancing matches the Automatic Rebalancing allocation percentage for that Division. This will rebalance the amounts in Divisions that do not match the set allocation, which could result, for example, from Divisions which outperform the other Divisions for that time period.

If Automatic Rebalancing is elected with the Policy application, the first transfer will occur on the date specified by the Owner following the end of the Delivery and Free Look Periods. If this feature is elected after the Policy Date, the first transfer will be processed as of the date requested by the Owner or, if no date is specified, the last Valuation Date of the calendar quarter after we receive notification at our Customer Service Center and the Delivery and Free Look Periods have ended.

The allocation percentages for Automatic Rebalancing may be changed at any time and the Account Value will be reallocated as of the Valuation Date that we receive the allocation instructions at our Customer Service Center. Any reduction in the allocation to the Guaranteed Interest Division, however, will be considered a transfer from the Division and, therefore, must comply with the maximum transfer amount and time limitations on transfers from the Guaranteed Interest Division, as described in Transfers of Account Values on page . If we receive an Automatic Rebalancing request which is in conflict with these provisions, we will ask for revised instructions.

The Owner may terminate the Automatic Rebalancing feature at any time, as long as we receive notice of the termination at least five days prior to the next Automatic Rebalancing. If the Guarantee Period is in effect and the Automatic Rebalancing feature is terminated, diversification of the Net Account Value still must be maintained for the Guarantee Period to continue. If the Automatic Rebalancing feature is active, the Guarantee Period is in effect, and a request is received for an allocation which does not meet the diversification requirements to maintain the Guarantee Period, we will notify the Owner that the allocation must be changed. See Guaranteed Minimum Death Benefit, page 22.

Any transfers that are a result of the Automatic Rebalancing feature are not counted toward the limit of 12 transfers that can be made each Policy year without a transfer charge. We will charge a $25 fee each time the rebalancing allocation is changed more than five times per Policy year; otherwise, there is no charge for this feature.

An Automatic Rebalancing program may be run simultaneously with a Dollar Cost Averaging program.

Policy Loans

At any time after the first Policy anniversary, or as otherwise required by law, the Owner may borrow against the Policy by using it as security for a loan. The amount borrowed is called a Policy Loan. Unless otherwise required by state law, any new Policy Loan must be at least $100. The maximum amount which can be borrowed as of any Valuation Date equals the Net Cash Surrender Value less monthly deductions to the next Policy anniversary. Maximum loan amount may be different if required by state law. Requests for a Policy Loan may be made by contacting our Customer Service Center.

We may impose requirements relating to Policy Loans as necessitated by our administrative system. For example, we may require that loan requests specify a dollar amount rather than a percentage to be taken from a specific Division.

Loan interest charges on a Policy Loan accrue daily at a compound annual interest rate of 4.75%. Interest is due in arrears on each Policy anniversary. If the interest is not paid when it is due, it will be added to the Policy Loan as of the Policy anniversary.

If an additional loan is requested, the amount requested will be added to the outstanding Policy Loan so only one loan is outstanding at any time. Repayment of all or part of the Policy Loan may be made at any time while the Policy is in force. Unless otherwise indicated, we will assume that any payments, other than Scheduled Premiums, constitute Policy Loan repayments and not premiums.

When a Policy Loan is taken, or if the loan interest is not paid on the Policy anniversary, an amount equal to the Policy Loan amount or interest due is transferred from the Divisions of the Variable Account and the Guaranteed Interest Division to the Loan Division to secure the loan. The Loan Division is part of our General Account, separate from the Guaranteed Interest Division. When transfers are made to the Loan Division, sufficient units of the Variable Account Divisions are redeemed to cover the amount of the loan taken from the Variable Account. We will deduct the amount transferred from each Division in the same proportion that the Account Value in that Division bears to the Net Account Value immediately prior to the loan transaction unless otherwise specified by the Owner.


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FirstLine II                          27

The amounts in each Division will be determined as of the Valuation Date we receive the request for a loan. The Loan Division is credited at an annual rate of 4%.

The amount of interest credited to the Loan Division for the Policy year will be transferred from the Loan Division on Policy anniversaries. When a loan repayment is made, an amount equal to the payment is transferred from the Loan Division. Amounts transferred from the Loan Division will be allocated to the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion as the current premium allocation unless a different allocation is requested.

A Loan against the Policy will have a permanent effect on the Account Value and, therefore, on the benefits under this Policy, even if the Loan is repaid. When borrowing against the Policy, an amount equal to the Policy Loan is set aside in the Loan Division where it earns a guaranteed rate of interest. Premiums may not be allocated to or amounts transferred to the Loan Division other than by borrowing additional amounts. If not repaid, the Policy Loan and accrued loan interest will be deducted from the amount of the Death Proceeds paid and the Cash Surrender Value paid on surrender. It also may have an effect on the Guarantee Period and on the length of time the Policy remains in force, since in many cases the Policy will lapse when the Cash Surrender Value minus Policy Loans and accrued loan interest is insufficient to cover the monthly deductions.

If telephone privileges have been elected, a Policy Loan may be requested by telephoning our Customer Service Center. Any telephone request for a Policy Loan must be for an amount less than $25,000. See Telephone Privileges, page 46.

Loans may have adverse Tax Consequences. See Modified Endowment Contracts, page 40.

Partial Withdrawals


A Partial Withdrawal may be requested on any Monthly Processing Date after the first Policy anniversary by contacting our Customer Service Center. Only one Partial Withdrawal per Policy year is allowed. We may impose requirements relating to Policy Loans as necessitated by our administrative system. For Example, we may require that loan requests specify a dollar amount rather than a percentage to be taken from a specific division.


The minimum Partial Withdrawal is $100. The maximum Partial Withdrawal is the amount which will leave $500 as the Net Cash Surrender Value. If a withdrawal of more than this maximum is requested, we will require a full surrender of this Policy. When a Partial Withdrawal is taken, the amount of the withdrawal plus a service fee is deducted from the Account Value. In addition, a Surrender Charge will be deducted from the Account Value if the Partial Withdrawal causes a reduction in the Stated Death Benefit. See Surrender Charge, page 34.

The Stated Death Benefit is not reduced by a Partial Withdrawal taken when: (i) the Base Death Benefit has been increased to qualify the Policy as life insurance under the Federal income tax laws (see Life Insurance Definition, page
39) and (ii) the amount withdrawn is no greater than that amount which reduces the Account Value to the level which no longer requires the Base Death Benefit to be increased for Federal income tax law purposes.

For a Policy under an Option 1 death benefit, the Stated Death Benefit is not reduced by a Partial Withdrawal in the circumstances described above. In addition, if no more than 15 years have elapsed since the Policy Date and the Insured is not yet Age 81, a Partial Withdrawal of an amount up to 10% of the Account Value or, if greater, 5% of the Stated Death Benefit, calculated immediately before the Partial Withdrawal is taken, will not reduce the Stated Death Benefit. Any additional amount withdrawn does reduce the Stated Death Benefit by that additional amount.

For a Policy under an Option 2 death benefit, a Partial Withdrawal does not reduce the Stated Death Benefit.

No Partial Withdrawal will be allowed if the Stated Death Benefit remaining in force after the Partial Withdrawal would be reduced below the minimum we require to issue this Policy. See Group or Sponsored Arrangements or Corporate Purchasers, page 39.

A Partial Withdrawal may also reduce the Target Death Benefit.

Unless otherwise indicated, we will make the withdrawal from the Guaranteed Interest Division and the Divisions of the Variable Account in the same proportion that each Division bears to the Net Account Value immediately prior to the withdrawal. Withdrawals from the Guaranteed Interest Division may not exceed an amount that is greater than the total withdrawal times the ratio of the Account Value in the Guaranteed Interest Division to the total Net Account Value immediately prior to the withdrawal.

A new Schedule reflecting the effect of the withdrawal will be sent if there is a change to the Stated Death Benefit or to the Target Death Benefit. We may ask that the Policy be returned to our Customer Service Center to make this change. The withdrawal and any reductions in death benefits will be effective as of the Valuation Date after we receive the request.

If telephone privileges have been elected Partial Withdrawals may be requested by telephoning our Customer Service Center. Any telephone request for a Partial Withdrawal must be for an amount less than $25,000. See Telephone Privileges, page 46.

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FirstLine II                          28

Partial Withdrawals may have adverse tax consequences. See Modified Endowment Contracts, page 40.

Surrender

The Policy may be surrendered for its Net Cash Surrender Value at any time while the Insured is living. This may be done by sending a written request and the Policy to our Customer Service Center. The Net Cash Surrender Value of the Policy equals the Cash Surrender Value minus Policy Loans and accrued loan interest. Costs and expenses which have been deducted from the net Account Value on the Monthly Processing Date preceding the surrender will not be added or pro-rated at surrender. During the first 14 Policy years a Surrender Charge is also deducted from the Cash Surrender Value. A new 14-year Surrender Charge period will apply to each additional Segment of the Policy which is created upon a requested increase in the Stated Death Benefit. See Surrender Charge, page 34.

We will compute the Net Cash Surrender Value as of the Valuation Date we receive the request and the Policy at our Customer Service Center. All insurance coverage will end as of that date.

A surrender of the Policy for its Net Cash Surrender Value may have adverse tax consequences. See Modified Endowment Contracts, page 40.

Right to Exchange Policy

During the first 24 months following the Policy Date, the Owner has the right to exchange the Policy from one in which the investment experience is not guaranteed for a guaranteed Policy, unless required differently by state law. This is accomplished by transferring the entire amount in the Divisions of the Variable Account to the Guaranteed Interest Division, and the allocation of all future premium payments to the Guaranteed Interest Division. When this right is exercised, we will not allow allocation of future premium payments or transfers to the Divisions of the Variable Account.

This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will apply to the transfer to exercise this exchange privilege. See The Guaranteed Interest Division, page 17.

Lapse

Insurance coverage will continue as long as the Net Cash Surrender Value of the Policy is sufficient to pay all the deductions each month. The Policy is guaranteed not to lapse, regardless of its Net Cash Surrender Value, if, on each Monthly Processing Date during the first three Policy years, the sum of premiums paid, less the sum of Partial Withdrawals and Policy Loans taken, including accrued loan interest, is greater than or equal to the sum of the applicable minimum monthly premiums for each Policy month starting with the first Policy Month through and including the Policy Month which begins on the current Monthly Processing Date. The minimum monthly premium is equal to one twelfth of the Minimum Annual Premium.

If the Guaranteed Minimum Death Benefit Is Not in Effect

Unless the Guaranteed Minimum Death Benefit provision is in effect or the Special Continuation Period is in effect and its requirements have been met, the Policy including all attached Riders will lapse in its entirety on any Monthly Processing Date that the Net Cash Surrender Value of the Policy is not sufficient to pay all the monthly deductions from the Account Value. A 61-day grace period will begin on that Monthly Processing Date. See Grace Period, page 30.

If we do not receive full payment of the requested amount within the 61 days, the Policy and all Riders attached will lapse without value. We will withdraw any remaining balance of the Account Value from the Divisions of the Variable Account and the Guaranteed Interest Division. We will deduct amounts owed to us, including any applicable Surrender Charge, and inform the Owner that the Policy has ended.

If the Insured dies during the grace period, we will pay the Death Proceeds to the Beneficiary subject to reductions for Policy Loans, accrued loan interest and any monthly deductions due.

If the Guaranteed Minimum Death Benefit Is in Effect

After the Special Continuation Period, if the Guaranteed Minimum Death Benefit is in effect, the Stated Death Benefit of the Policy will not lapse during the Guarantee Period even if the Net Cash Surrender Value is not sufficient to cover all the deductions from the Account Value on any Monthly Processing Date. See Guaranteed Minimum Death Benefit Provision, page 22.

The benefits provided by Riders attached to the Policy and any amount by which the Base Death Benefit exceeds the Stated Death Benefit are not protected by the Guaranteed Minimum Death Benefit Provision. Therefore, these benefits will lapse if the Net Cash Surrender Value is not sufficient to cover all the deductions from the Account Value on any Monthly Processing Date (unless the Policy is in the three-year Special Continuation Period).

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FirstLine II                          29

While the Guaranteed Minimum Death Benefit applies, unless the Policy is in the three-year Special Continuation Period, the Account Value may be reduced by monthly deductions, but not below zero. Any monthly deductions during the Guarantee Period which would reduce the Account Value below zero will be waived permanently.

The Guaranteed Minimum Death Benefit will be terminated if the Policy does not meet the monthly premium or diversification tests as explained in Requirements to Maintain the Guarantee Period, page . If the Guaranteed Minimum Death Benefit is terminated, the normal test for lapse will resume.

Grace Period

If the following conditions occur as of a Monthly Processing Date, the Policy will enter into the 61-day Grace Period:

(i)   The Net Cash Surrender Value is zero or less;

(ii)  The Guarantee Period has expired or been terminated; and

(iii) The three-year Special Continuation Period has expired or the required premium has not been paid.

We will, at least 30 days before the end of a grace period, notify the Owner or any assignee in writing at the last known address on our records that the grace period has begun. The notification will include the amount of premium payment necessary to reinstate the Policy and all Riders attached. The premium required to reinstate the Policy is generally the amount of past due charges plus the amount that will cover estimated monthly deductions for the Policy and all attached Riders for the following two months. If we receive payment of this amount before the end of the grace period, we will use it to make the overdue deductions. Any balance remaining will be applied to the Account Value in the same manner as other premium payments.

Reinstatement

If the Policy Owner fails to pay sufficient premiums prior to the end of the Grace Period, the Policy and its Riders other than the Guaranteed Minimum Death Benefit may be reinstated within five years after the Grace Period. Unless otherwise required by state law, we will reinstate the Policy and any Riders if:

(i)   The Policy has not been surrendered for its Net Cash Surrender Value;

(ii) Satisfactory evidence is provided to us that the Insured and the Insureds under any Riders are still insurable according to our normal rules of underwriting for this type of Policy; and

(iii) We receive a premium payment sufficient to keep the Policy and its Riders in force from the beginning to the end of the grace period and for two months following the date of the reinstatement, unless required differently by state law.

The reinstatement will be effective as of the Monthly Processing Date following our approval of the reinstatement application. Upon reinstatement of the Policy, the Surrender Charges will be reinstated for the amount and duration remaining at the time the Policy lapsed. We also will reinstate any Policy Loan which existed when coverage ended, with accrued loan interest to the date of lapse. Net Premiums received after reinstatement will be allocated according to the premium allocation instructions in effect at the start of the grace period or as otherwise directed by the Owner.

CHARGES, DEDUCTIONS AND REFUNDS

Deductions from Premiums

Unless a loan is outstanding (see Policy Loans, page ), payment received before Age 100 is considered a premium. Certain expenses are deducted from premium payments. The Net Premium is then added to the Account Value. The expenses which are deducted from the premium include the tax and the sales charges.

Tax Charges

Nearly all states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. We currently deduct an amount equal to 2.5% of each premium to pay applicable premium taxes. The 2.5% rate approximates the average tax rate we expect to pay on premiums from all states.

A charge currently equal to 1.5% of each premium payment is deducted to cover our estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums we receive. This charge for deferred acquisition costs is reasonable in relation to Security Life's increased Federal income tax burden resulting from the receipt of premium payments, under Internal Revenue Code Section 848.

Except as limited by state law, we reserve the right to increase or decrease the premium expense charge for taxes due to any change in tax law. We further reserve the right to increase or decrease the premium expense charge for the Federal income tax treatment of deferred acquisition costs due to any change in the cost to us.

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FirstLine II                          30

Sales Charge

A percentage of each premium is deducted to compensate us for a portion of the cost of selling the Policy. The percentage deducted is determined by the Insured's Age on the Policy Date or the date of an increase in coverage:

       Age of Insured                Sales Charge Percentage
       --------------                -----------------------
           0 - 49                             2.25%
          50 - 59                             3.25%
          60 - 85                             4.25%

These deductions from premiums are a part of the total sales charge that will be assessed against the Account Value if the Policy is surrendered during the first 14 Policy years or the first 14 Policy years following an increase to the Stated Death Benefit. See Surrender Charge, page 34.

For a Policy with multiple Segments, premiums paid are allocated to the Segments in the same proportion as the guideline annual premium (as defined by the Federal income tax law) for each segment bears to the total guideline annual premium for the Stated Death Benefit.

The sales charge covers the costs of distribution, of preparing our sales literature, promotional expenses, and other direct and indirect expenses. The amount of this charge cannot be specifically related to sales expenses in a particular year since we recover these costs over the period the Policies remain in effect. We pay the sales expenses from our own resources, including this sales charge, any Surrender Charges we may collect, and any profit we may earn on the other charges deducted under the Policy. The sales charge may be reduced or waived for certain group or sponsored arrangements or corporate purchasers.

Daily Deductions from the Variable Account

Mortality and Expense Risk Charge

Each day a charge is deducted for the mortality and expense risks we assume. This charge is equal to 0.002055% per day of the amount in the Divisions of the Variable Account, which is equivalent to an annual rate of 0.75% of the portion of the Account Value allocated to the Variable Account.

We assess the mortality and expense risk charge to compensate us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet our actual claims. The expense risk we assume is that other expenses we incur in issuing and administering the Policies and operating the Variable Account will be greater than the amount we estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. We may use this profit for other purposes, including any distribution expenses not covered by the sales charge or sales Surrender Charge.

This charge is not assessed against the amount of the Account Value which is allocated to the Guaranteed Interest Division, nor to amounts in the Loan Division. We credit the Account Value with a persistency refund equivalent to 0.6% per year for each Segment that has been in force for at least ten Policy years, which effectively reduces the charge for mortality and expense risks. See Persistency Refund, page 33.

Monthly Deductions from the Account Value

The following charges are deducted from the Account Value on each Monthly Processing Date. These deductions are taken from the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the total Net Account Value as of the Monthly Processing Date.

Initial Policy Charge

The initial Policy charge is $10 per month for the first three Policy years. This charge covers such costs as application processing, medical examinations, establishment of Policy records and insurance underwriting costs. This charge is designed to reimburse us for expenses and we do not expect to gain from it.

Monthly Administrative Charge

This charge is comprised of a per Policy charge of $3 per month plus a charge of $0.025 per thousand of Stated Death Benefit (or Target Death Benefit, if greater), and is guaranteed never to exceed this amount. The per thousand charge currently is limited to $30 per month. This charge is designed to cover ongoing costs such as premium billing and collections, claim processing, Policy transactions, record keeping, reporting and other communications with Owners, and other expenses and overhead. This charge is designed to reimburse us for expenses and we do not expect to gain from it.

Cost of Insurance Charges

The cost of insurance charges compensate us for the anticipated cost of paying the amount of the Death Proceeds that exceeds the Account Value upon the death of the Insured. The cost of insurance charges are calculated monthly, and equal our current monthly cost of insurance rate times the Net Amount at Risk for each portion of the death benefit. Net Amount at Risk for each portion of the death benefit is calculated at the beginning of the

--------------------------------------------------------------------------------
FirstLine II                          31

Policy month. The Net Amount at Risk for the Base Death Benefit is equal to the difference between the current Base Death Benefit and the amount of the Account Value. For this purpose, the amount of the Account Value is determined after deduction of charges and Rider charges due on that date, other than cost of insurance charges for the Base Death Benefit, any Adjustable Term Insurance Rider and Waiver of Cost of Insurance Rider. The Net Amount at Risk for the Adjustable Term Insurance Rider is equal to the amount of the benefit provided. If the Base Death Benefit at the beginning of the month is increased due to the requirements of Federal income tax law definition of life insurance, Net Amount at Risk for the Base Death Benefit that month will also increase, and the Net Amount at Risk for the Adjustable Term Insurance Rider will be reduced. Therefore, the amount of the cost of insurance charges will vary from month to month with changes in the Net Amount at Risk, changes in the makeup of the death benefit, and with the increasing Age of the Insured.

The cost of insurance rates are based on the Age, sex and Premium Class of the Insured on the Policy Date or at the time a Base coverage segment is added. Unisex rates are used where appropriate under applicable law, including the state of Montana and Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. Net Amount at Risk is allocated to Segments in the same proportion that each Segment bears to the total Stated Death Benefit for all coverage segments as of the Monthly Processing Date. Separate cost of insurance rates apply to the Base Death Benefit, the Adjustable Term Insurance Rider and any additional Segments. We may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in the Policy. These rates are based on the 1980 Commissioner's Standard Ordinary Mortality Tables.

We may offer Policies on a guaranteed issue basis under certain group or sponsored arrangements. If an eligible group or sponsored arrangement purchases Policies on a guaranteed issue basis, the Policies will be issued up to a predetermined face amount, with minimal evidence of insurability. Policies issued on a guaranteed issue basis may present different mortality costs to us compared to underwritten Policies. We may charge different cost of insurance rates for guaranteed issue Policies. The cost of insurance charges may depend on the issue Age of the Insured, the size of the group, and the total premium to be paid by the group. Under most guaranteed issue Policies, the overall charges for insurance will be higher than under a comparable underwritten Policy issued in the preferred nonsmoker, standard nonsmoker, or standard smoker class. This means that an Insured may be able to obtain individual underwritten insurance coverage at a lower overall cost.


There are no cost of insurance charges after Age 100.


Charges for Additional Benefits

The cost of additional benefits added by Rider will be deducted monthly on the Monthly Processing Date. We may change these charges, but the Schedule contains tables showing the guaranteed maximum rates. See Additional Benefits, page 23.

Changes in Monthly Charges

Any changes in the cost of insurance charges or charges for additional benefits will be made by class of Insured and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes. In no event will they exceed the guaranteed maximum rates defined in the Policy.

Policy Transaction Fees

In addition to the deductions described above, we charge fees for certain Policy transactions.

Transaction fees are taken from the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the Net Account Value immediately after the transaction.

Partial Withdrawal

A service fee of $25 will be charged against the Account Value for each Partial Withdrawal. In addition, a Surrender Charge may be deducted from the Account Value. See Partial Withdrawals, page 29.

Transfers

We charge a fee of $25 for each additional transfer beyond the first 12 in a Policy year. All transfers included in one transfer request count as a single transfer when we calculate the fee. There will not be a transfer fee if transferring the Account Value into the Guaranteed Interest Division pursuant to the Exchange Right provided by this Policy. See Transfers of Account Values, page 26, and Right to Exchange Policy, page 12.

Allocation Changes

We charge a $25 fee each time the premium or Automatic Rebalancing allocation is changed more than five times each per Policy year.

Illustrations

We reserve the right to charge a fee, not to exceed $25, for each Policy illustration in excess of one per Policy year.


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FirstLine II                          32

Continuation of Coverage Administrative Fee

At Age 100, if the continuation of Coverage feature is in effect, a one-time administrative charge of $200 will be assessed to cover the costs expected to be incurred to maintain and service the Policy for the remainder of the Insured's lifetime. This charge is in lieu of the normal monthly administrative charge. It is designed to reimburse us for expenses and we do not expect to gain from it.

Persistency Refund


Long-term Owners of FirstLine II will receive a persistency refund where permitted by state law.


Each month the Policy or a Segment remains in force after its tenth Policy anniversary, we will credit the Account Value with a refund equivalent to 0.6% of the Account Value on an annual basis for that Segment (0.05% monthly). However, the persistency refund is not guaranteed to be paid on the Guaranteed Interest Division. The Account Value will be allocated to each Segment based upon the number of completed Policy years that Segment has been in force and the size of the guideline annual premium as defined by the Federal income tax law definition of life insurance.

The Persistency refund will be added to the Divisions of the Variable Account and the Guaranteed Interest Division in the same proportion that the Account Value in each Division bears to the Net Account Value as of the Monthly Processing Date.

The following is an example of how the persistency refund affects the Account Value each month if the policy has no loan:

Account Value = $10,000 (all in the Variable Divisions)

Monthly persistency refund Rate = .0005

Persistency refund = 10,000 x .0005 = $5.00

                          Before            After
                          Persistency       Persistency
                          Refund            Refund
                          ------            ------

Variable
Divisions                 $10,000.00        $10,005.00

The following is an example of how the persistency refund affects the Account Value each month if the Policy has a loan:

Account Value = $10,000

Account Value in the Variable Divisions = $6,000

Account Value in the Loan Division = $4,000

Monthly persistency refund Rate = .0005

Persistency refund = 10,000 x .0005 = $5.00

                        Before             After
                        Persistency        Persistency
                        Refund             Refund
                        ------             ------

Variable
Divisions               $6,000.00          $6,005.00

Loan Division           $4,000.00          $4,000.00


If a persistency refund is being paid on the Guaranteed Interest Division, policies in the Continuation of Coverage period will be credited with the persistency refund.


Surrender Charge

We assess a Surrender Charge against the Account Value upon surrender, reduction in Stated Death Benefit or lapse in the first 14 Policy years, or the 14 Policy years following an addition of a new Segment. The Surrender Charge is designed to recover our expenses from issuing and distributing Policies. The Surrender Charge consists of two parts: an administrative Surrender Charge and a sales Surrender Charge.

During the first 14 years of the Policy or within 14 years of adding a Segment, if the Owner requests a decrease to the Stated Death Benefit of the Policy or takes a Partial Withdrawal which decreases the Stated Death Benefit, we will deduct a portion of the Surrender Charge from the Account Value. The amount of the Surrender Charge which will be deducted from the Account Value is the Surrender Charge in effect before the reduction minus the Surrender Charge in effect after the reduction.

A decrease to the Stated Death Benefit as a result of a change to the death benefit option does not result in a Surrender Charge deduction from the Account Value and future Surrender Charges will not be reduced.

An increase to the Stated Death Benefit as a result of a change to the death benefit option does not result in an increase in the maximum sales Surrender Charge. All other increases in Stated Death Benefit will increase the maximum sales and administrative Surrender Charges.

If the maximum Surrender Charge is changed, we will send a new Schedule showing the new maximum Surrender Charge. Maximum Surrender Charges apply only if the Policy is surrendered or lapses (after paying enough premiums to reach the maximum Surrender Charge).


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FirstLine II                          33

The amount of the administrative Surrender Charge and the sales Surrender Charge stays level for the first seven Policy years following the effective date of a coverage segment, then decreases at the beginning of each subsequent Policy year by 12.5% of the amount in effect at the end of the seventh Policy year until it reaches zero at the beginning of the 15th year or the year in which the Insured reaches Age 98, whichever is earlier.

Administrative Surrender Charge

The administrative Surrender Charge is a dollar amount for each $1,000 of Stated Death Benefit. This dollar amount is based on the Insured's Age at the Policy Date or the time that a new Stated Death Benefit coverage segment is added:

                       Administrative Surrender Charge Per
Insured's Age            Thousand of Stated Death Benefit
-------------            --------------------------------

 0 - 39                               $2.50
40 - 49                               $3.50
50 - 59                               $4.50
60 - 69                               $5.50
70 and above                          $6.50

For example, the administrative Surrender Charge will be $350 for a Policy with a Stated Death Benefit of $100,000 if the Insured is 40 on the Policy Date.

During the first 14 Policy years or within 14 Policy years of adding a Segment, if a decrease to the Stated Death Benefit is requested or a Partial Withdrawal is taken which causes the Stated Death Benefit to decrease, the administrative Surrender Charge will decrease in the same proportion that the Stated Death Benefit decreases. The amount by which the administrative Surrender Charge decreases will be deducted from the Account Value.

The administrative Surrender Charge is designed to cover part of the administrative expenses such as application processing, establishment of Policy records and insurance underwriting costs. It also includes costs associated with the development and operation of our systems for administering the policies. We do not expect to profit from the administrative Surrender Charge.

Sales Surrender Charge

The sales Surrender Charge is calculated for each Segment by allocating premiums paid to Segments in the same proportion that the guideline annual premium for each Segment (as defined by the Federal income tax laws) bears to the sum of the guideline annual premiums for all Segments. The sales Surrender Charge is 25% of paid premiums up to the Target Premium for the Segment without any substandard ratings (Base Standard Target Premium) plus 5% of premiums paid in the first seven Policy years following the effective date of a coverage Segment in excess of the Base Standard Target Premium for the Segment. The sales Surrender Charge will not exceed 50% of the Base Standard Target Premium. Target Premiums are not based on the Scheduled Premium. Target Premiums are actuarially determined based on the Age and sex of the Insured. The Target Premium for the Policy and any Segments added since the Policy Date will be listed in the Schedule.

The maximum sales Surrender Charge for the Stated Death Benefit will be shown in the Schedule attached to the Policy.

Upon a decrease in the Stated Death Benefit (other than due to a change in the death benefit option) the Target Premium for each Segment will be reduced in the same proportion that the Stated Death Benefit is reduced.

If the new Target Premium for each Segment is greater than or equal to the paid premiums which are allocated to the Segment, the maximum sales Surrender Charge in the future will be reduced, but a sales Surrender Charge will not be deducted from the Account Value.

If the new Target Premium for each Segment is less than the sum of the paid premiums which are allocated to the Segment, the maximum sales Surrender Charge in the future will be reduced and a sales Surrender Charge will be deducted from the Account Value. The new sales Surrender Charge will be recalculated as if the new Target Premium was always in effect for the Segment. A deduction equal to the difference between the sales Surrender Charge prior to the decrease less the sales Surrender Charge after the decrease will be taken from the Account Value.

If a decrease to the Stated Death Benefit, or a Partial Withdrawal which causes the Stated Death Benefit to be reduced, is requested more than seven years following the Policy Date or the date a Segment is added, the maximum sales Surrender Charge in the future will be reduced in the same proportion that the Stated Death Benefit is reduced.

The amount of the sales Surrender Charge in a Policy year is not related to our actual sales expenses in that year. To the extent sales expenses are not covered by the sales Surrender Charge, we will cover them from other funds.


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FirstLine II                          34

Calculation of Surrender Charge  Examples:

If the Stated Death Benefit is $100,000 for an Insured Age 45 on the Policy Date and the Target Premium on this Policy is $1,500, the actual Surrender Charge assuming that a $1,000 premium is paid each Policy year is shown in the table below:

     Policy Year    Administrative Surrender    Sales Surrender Charge    Actual Surrender
                             Charge                                           Charge
        1                    $350.00                   $250.00              $ 600.00
        2                     350.00                    400.00                750.00
        3                     350.00                    450.00                800.00
        4                     350.00                    500.00                850.00
        5                     350.00                    550.00                900.00
        6                     350.00                    600.00                950.00
        7                     350.00                    650.00               1000.00
        8                     306.25                    568.75                875.00
        9                     262.50                    487.50                750.00
       10                     218.75                    406.25                625.00
       11                     175.00                    325.00                500.00
       12                     131.25                    243.75                375.00
       13                      87.50                    162.50                250.00
       14                      43.75                     81.25                125.00
       15                       0.00                      0.00                  0.00

If the Stated Death Benefit is reduced on the third Policy anniversary to $90,000, the Target Premium will be reduced proportionately and will equal $1,350 (90% of $1,500). A sales Surrender Charge in the amount of $30 (the difference between the sales Surrender Charge immediately prior to the decrease and the sales Surrender Charge calculated assuming the new Target Premium was always in effect for the Policy) and an administrative Surrender Charge in the amount of $35 ($350 - $315 where $315 is equal to 90% of the original administrative Surrender Charge of $350) will be deducted from the Account Value. The resulting actual Surrender Charge for each Policy year is shown below:

     Policy Year    Administrative Surrender    Sales Surrender Charge    Actual Surrender
                             Charge                                           Charge
         1                   $350.00                   $250.00              $ 600.00
         2                    350.00                    400.00                750.00
         3                    350.00                    450.00                800.00
         4                    315.00                    470.00                785.00
         5                    315.00                    520.00                835.00
         6                    315.00                    570.00                885.00
         7                    315.00                    620.00                935.00
         8                    275.63                    542.50                818.13
         9                    236.25                    465.00                701.25
        10                    196.88                    387.50                584.38
        11                    157.50                    310.00                467.50
        12                    118.13                    232.50                350.63
        13                     78.75                    155.00                233.75
        14                     39.38                     77.50                116.88
        15                      0.00                      0.00                  0.00

Charges From Portfolios

The Variable Account purchases shares of the Portfolios at net asset value. The price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolio. The following table describes these investment management fees and other direct expenses of the Portfolios.


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FirstLine II                          35

Portfolio Annual Expenses  (As a Percentage of Portfolio Average Net Assets)(1)

                                                        Investment                        Total Portfolio
                 Portfolio                            Management Fees    Other Expenses     Expenses
                 ---------                            ---------------    --------------     --------

Neuberger & Berman Advisers Management Trust(2)
Limited Maturity Bond Portfolio                             0.65%             0.12%            0.77%
Growth Portfolio                                            0.83%             0.07%            0.90%
Partners Portfolio                                          0.80%             0.06%            0.86%
The Alger American Fund
Alger American Small Capitalization Portfolio               0.85%             0.04%            0.89%
Alger American MidCap Growth Portfolio                      0.80%             0.04%            0.84%
Alger American Growth Portfolio                             0.75%             0.04%            0.79%
Alger American Leveraged AllCap Portfolio                   0.85%             0.15%            1.00%(3)
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                        0.60%             0.09%            0.69%(4)
VIP Overseas Portfolio                                      0.75%             0.17%            0.92%(4)
VIP Money Market Portfolio                                  0.21%             0.10%            0.31%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager Portfolio                              0.55%             0.10%            0.65%(4)
VIP II Index 500 Portfolio                                  0.24%             0.04%            0.28%(5)
INVESCO Variable Investment Funds, Inc.
INVESCO VIF - Total Return Portfolio                        0.75%             0.17%            0.92%(6), (7)
INVESCO VIF - Industrial Income Portfolio                   0.75%             0.16%            0.91%(6), (8)
INVESCO VIF - High Yield Portfolio                          0.60%             0.23%            0.83%(6), (9)
INVESCO VIF - Utilities Portfolio                           0.60%             0.39%            0.99%(6), (10)
INVESCO VIF - Small Company Growth Fund                     0.75%             0.25%            1.00%(6), (11)
Van Eck Worldwide Insurance Trust
Worldwide Hard Assets Fund                                  1.00%             0.17%            1.17%(12)
Worldwide Real Estate Fund                                  0.00%             0.00%            0.00%(13)
Worldwide Emerging Markets Fund                             0.80%             0.00%            0.80%(14)
Worldwide Bond Fund                                         1.00%             0.12%            1.12%
AIM Variable Insurance Funds, Inc.
AIM VI - Capital Appreciation                               0.64%             0.09%            0.73%
AIM VI - Government Securities                              0.50%             0.41%            0.91%



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FirstLine II                          36

(1) The preceding Portfolio expense information was provided to us by the Portfolios, and we have not independently verified such information. These Portfolio expenses are not direct charges against Division assets or reduction from Contract values; rather these Portfolio expenses are taken into consideration in computing each underlying Portfolio's net asset value, which the share price used to calculate the unit values of the Divisions. For a more complete description of the Portfolios' costs and expenses, see the prospectuses for the Portfolios.


(2) Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, the "Other Expenses" includes all other expenses of the Portfolio and its corresponding series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has voluntarily undertaken to limit the Portfolios' compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed 1% of the Portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the Portfolios.



(3) The Alger American Leverage AllCap Portfolio's "Other Expenses" includes 0.04% of interest expense.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Growth Portfolio, 0.90% for Overseas Portfolio, and 0.64% for Asset Manager Portfolio.



(5) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.



(6) The Portfolios' custodian fees were reduced under an expense offset arrangement. In addition, certain expenses of the Portfolios' are being absorbed voluntarily by INVESCO Funds Group, Inc. ("IFG"). The above ratios reflect total expenses, less expenses absorbed by IFG, prior to any expense offset.



(7) Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 1.10%, 1.30% and 2.51%, respectively, and the ratio of net investment income to average net assets would have been 2.89%, 3.08% and 2.41%, respectively.



(8) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.97%, 1.19%, and 2.31%, respectively, and the ratio of net investment income to average net assets would have been 2.12%, 2.63% and 2.22%, respectively.



(9) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.94%, 1.32% and 2.71%, respectively, and the ratio of net investment income to average net assets would have been 8.56%, 8.74% and 7.05%, respectively.



(10) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.07%, 5.36% and 57.13%, respectively, and the ratio of net investment income to average net assets would have been 1.84%, (1.28%) and (52.86%) respectively.



(11) Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 35.99% and the ratio of net investment income to average net assets would have been (34.86%).



(12) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.18%, and 1.18%, respectively.



(13) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 3.92%, and 4.92%, respectively.



(14) Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.34%, and 1.34%, respectively.



--------------------------------------------------------------------------------
FirstLine II                           37

Group or Sponsored Arrangements or Corporate Purchasers

This Policy is available for purchase by individuals, corporations or other institutions. For group or sponsored arrangements (including home office employees of Security Life) and for corporate purchases or special exchange programs which Security Life may offer from time to time, we may reduce or eliminate the Surrender Charge, the length of time a Surrender Charge applies, the administrative charge, the minimum Stated Death Benefit, the maximum Target Death Benefit, the Minimum Annual Premium, the Target Premium, the sales charges, cost of insurance charges, or other charges normally assessed to reflect the expected economies resulting from a group or sponsored arrangement or a corporate purchaser. We also may allow Partial Withdrawals to be taken without a Surrender Charge. Group arrangements include those in which a trustee, an employer, or an association either purchases Policies covering a group of individuals on a group basis or endorses the Policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Policies to its employees or members on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements. We will make any reductions according to our rules in effect when an application form for a Policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge, administrative charge or other charges, fees and privileges will reflect differences in costs or services and will not be unfairly discriminatory.

Other Charges

Under current law we pay no tax on investment income and capital gains reflected in variable life insurance policy reserves (except to the extent the Federal deferred acquisition cost may be considered such a tax). Consequently, no charge is currently being made to any Division of our Variable Account for our Federal income taxes. We reserve the right, however, to make such a charge in the future if the tax law changes and we incur Federal income tax which is attributable to the Variable Account.

We must pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At the present time, these taxes are not substantial. However, if these taxes increase, we reserve the right to charge for such taxes when they are attributable to our Variable Account.

TAX CONSIDERATIONS

The following discussion provides a general description of the Federal income tax consequences of the Policy, based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS. This discussion is general in nature, and should not be considered tax advice. Further, it is not intended to present an exhaustive survey of all the tax issues that might arise under the Policy. Because of the complexity of the laws and the fact that tax results will vary according to the particular circumstances of the Owner, a legal or tax adviser should be consulted prior to purchasing the Policy.

Life Insurance Definition

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth the definition of a life insurance contract for Federal tax purposes. The entire death benefit of a life insurance contract is excludable from gross income of the beneficiary under Section 101(a)(l) of the Code. However, there are exceptions to this general rule such as transfers for value and distributions from a policy owned by a qualified plan. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be adopted is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.

Section 7702 provides that if one of two alternate tests are met, a Policy will be treated as a life insurance policy for Federal income tax purposes. These tests are referred to as the "Cash Value Accumulation Test" and the "Guideline Premium/Cash Value Corridor Test."

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to Account Value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the Insured's Age, sex, and Premium Class at any point in time, multiplied by the Account Value. See Appendix A, page 155, for a table of the Cash Value Accumulation Test factors.

The Guideline Premium/Cash Value Corridor Test provides for a maximum premium in relation to the Death Benefit, and a minimum "corridor" of death benefit in relation to Account Value. In most situations, the death benefit that results from the


--------------------------------------------------------------------------------
FirstLine II                           38

Guideline Premium/Cash Value Corridor Test will ultimately be less than the amount of death benefit required under the Cash Value Accumulation Test. See Appendix B, page 158, for a table of the Guideline Premium/Cash Value Corridor Test factors.

This Policy allows the Owner to choose, at the time of application, which of these tests will apply to the Policy. A choice of tests is irrevocable. Regardless of which test is chosen, we will at all times assure that the Policy meets the statutory definition which qualifies the Policy as life insurance for Federal income tax purposes. In addition, as long as the Policy remains in force, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until there is a distribution from the Policy, such as a Partial Withdrawal or loan.

The favorable tax treatment of Section 101(a) will not apply to benefits paid at maturity of the Policy (age 100). See Benefits at Maturity page 24. The IRS has not given an official opinion on policies that continue coverage past age 100. There are no clear guidelines on how to keep these benefits within the definition of life insurance. However, we believe our approach is appropriate and in keeping with the spirit of the current law. See Continuation of Coverage, page 24. Also, any interest payment accrued on Death Proceeds paid either as a lump sum or other than in one lump sum may be subject to tax. See Settlement Provisions, page 47.

The Federal government has in the past and may in the future consider new legislation or regulations that, if enacted, could change the Federal income tax treatment of life insurance policy income, exchanges, transfers, or death benefits. Any such change could have a retroactive effect. Such concerns should be addressed by a legal or tax adviser.

Diversification Requirements

In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury set the standards for measuring the adequacy of this diversification. To be adequately diversified, each Division of the Variable Account must meet certain tests. A variable life policy that is not adequately diversified under these regulations would not be treated as life insurance under Section 7702 of the Code. If this were to occur, the Owner would be subject to Federal income tax on the income under the Policy as it is earned. The Portfolios in which the Variable Account invests have provided certain assurances that they will meet the applicable diversification standards.

In certain circumstances, Owners of variable life insurance contracts may be considered the Owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract Owner's gross income. The IRS has stated in published rulings that a variable contract Owner will be considered the Owner of separate account assets if the contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury also announced, in connection with the issuance of temporary regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as Owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Policy Owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Policy values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, Security Life does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. Security Life therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

Modified Endowment Contracts

Code Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts", which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven, level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and the Account Value at the time of such change and the additional premiums


--------------------------------------------------------------------------------
FirstLine II                           39
paid in the seven years following the material change.


The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be fully described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent adviser to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. To the extent possible, to keep the Policy from being treated as a "modified endowment contract" for Federal tax purposes, the provisions of the Policy shall be interpreted to prevent the Policy from being subject to such treatment. We reserve the right to amend the Policy to reflect any clarifications that may be needed or are appropriate, including any rider, to achieve this objective. Security Life will, however, monitor Policies and will attempt to notify an Owner on a timely basis if the Owner's Policy becomes a Modified Endowment Contract.


Tax Treatment of Premiums

No tax deduction is allowed for premiums paid on any life insurance policy covering the life of any officer or employee, or of any person financially interested in any business carried on by the taxpayer, when the taxpayer is a beneficiary (directly or indirectly) under such policy.

Consult your tax adviser for advice on the availability of deductions.

Loans, Lapses, Surrenders and Withdrawals

If the Policy Is Not a Modified Endowment Contract

If a Policy is not a Modified Endowment Contract, as long as it remains in force, a loan under the Policy will be treated as indebtedness and no part of the loan will be subject to current Federal income tax. Interest paid (or accrued by an accrual basis taxpayer) on the loan may or may not be tax deductible. Consult your tax adviser for advice on the availability of deductions.

Any time a Policy is surrendered or lapses, the excess, if any, of the Cash Surrender Value over the Owner's "investment in the Policy" will be subject to Federal income tax as ordinary income. "Investment in the Policy" means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus
(ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner. It is important to note that for this calculation, if the Policy terminates while a Policy Loan is outstanding, the total amount of the loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. As a result, in certain circumstances this may result in taxable income to the Owner even though the Policy has no Net Cash Surrender Value.

Proceeds received on a Partial Withdrawal may or may not be taxable depending on the Owner's particular circumstances. During the first 15 Policy years, the proceeds from a Partial Withdrawal could be subject to Federal income tax to the extent the Cash Surrender Value exceeds investment in the Policy. The portion subject to tax will depend upon the ratio of the death benefit to Account Value under the Policy and the Age of the Insured at the time of the withdrawal. After the first 15 Policy years, the proceeds from a Partial Withdrawal will not be subject to Federal income tax except to the extent such proceeds exceed investment in the Policy.

If the Policy Is a Modified Endowment Contract

If a Policy is a Modified Endowment Contract, any pre-death distribution from the Policy will be taxed on an "income-first" basis, similar to the treatment of annuities for individuals. Distributions for this purpose include a surrender, Partial Withdrawal or Policy Loan, including any increase in a loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan. Any such distributions will be considered taxable income to the Owner to the extent the Account Value exceeds investment in the Policy immediately before the distribution. All Modified Endowment Contracts that are issued by Security Life (and its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Code section 72(c).

A 10% penalty tax will also apply to the taxable portion of a distribution from a Modified Endowment Contract, unless an exception applies. The penalty tax will not apply to distributions (i) when the taxpayer is at least 59 1/2 years of age, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic payments, made at least annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Since these exclusions do not apply to corporations or other business entities, the 10% penalty tax would always apply to these types of Owners. If the Policy is surrendered, the excess, if any, of the Cash Surrender Value over investment in the Policy will be subject to Federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.


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

If a Policy was not originally a Modified Endowment Contract but later becomes one, distributions that occur during the Policy year it becomes a Modified Endowment Contract and any subsequent Policy year will be taxed as described in the two preceding paragraphs. In addition, any distributions from the Policy made within two years before it becomes a Modified Endowment Contract will be treated as having been made in anticipation of the change and will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment could later become taxable as a distribution from a Modified Endowment Contract. The Treasury has been authorized to prescribe rules which would address this issue.

Alternative Minimum Tax

For purposes of the alternative minimum tax adjusted current earnings adjustment, special rules apply with respect to life insurance contracts. Under these rules, death benefit proceeds are taken into account, increases in cash value attributable to investment performance are taken into account currently and the distribution tax rules apply in a modified form.

Section 1035 Exchanges

Section 1035 of the Internal Revenue Code generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to
Section 1035 transactions. Prospective owners wishing to take advantage of
Section 1035 should consult their tax adviser.

Tax-exempt Policy Owners

Special rules may apply in the case of a Policy owned by a tax-exempt entity. Accordingly, tax-exempt entities should consult with a tax adviser regarding the consequences of purchasing and owning a Policy, including the effect, if any, on the tax-exempt status of the entity and the application of the unrelated business income tax.

Changes to Comply with Law

To assure that the Policy continues to qualify as life insurance under the Code, we reserve the right to decline to accept all or part of any premium payments, to decline to change death benefits, or to decline to make Partial Withdrawals that would cause the Policy to fail to qualify. We also may make changes in the Policy or its Riders, require additional premium payments, or make distributions from the Policy to the extent we deem necessary to qualify the Policy as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. The Policy Owner will be given advance notice of such changes.

The tax law limits the allowable charges for mortality costs and other expenses that may be used in making calculations to determine whether a Policy qualifies as life insurance for Federal income tax purposes. These calculations must be based upon reasonable mortality charges and other charges reasonably expected to be paid. The Treasury has issued proposed regulations on the reasonableness standards for mortality charges. Security Life believes that the charges used for this purpose in the Policy should meet the current requirement for reasonableness. Security Life reserves the right to make modifications to the mortality charges if future regulations contain standards which make modification necessary in order to continue qualification of the Policy as life insurance for Federal income tax purposes.

In addition, assuming that the Policy is not intended by the Owner to be or become a Modified Endowment Contract, we will include an endorsement to the Policy whereby we reserve the right to amend the Policy, including any Rider, to assure that the Policy continues to comply with the seven-pay test for Federal income tax purposes. If at any time the premium paid under the Policy exceeds the seven-pay limit, we reserve the right to remove such excess premium or make any appropriate adjustments to the Policy's Account Value and death benefits. Any death benefit increase will cause an increase in the cost of insurance charges.

Other

The Policies may be used in various arrangements, including qualified plans, non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, the Owner should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

We are required to withhold income taxes from any portion of the amounts received by individuals in a taxable transaction, unless an election is made in writing not to have withholding apply. If the election not to have withholding is made, or if the amount withheld is insufficient, income taxes, and possibly penalties, may have to be paid later.

Federal estate and gift taxes and state and local inheritance, estate, and other tax consequences of ownership or receipt of Policy benefits depend on the particular jurisdiction and the circumstances of each Owner and Beneficiary.


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

Qualified Legal or Tax Advisers Should Be Consulted for Complete Information on Federal, State, Local, and Other Tax Considerations.

ADDITIONAL INFORMATION ABOUT THE POLICY

Voting Privileges

We invest the assets in the Divisions of the Variable Account in shares of the corresponding Portfolios. See Investment Objectives of the Portfolios, page 15. Security Life is the legal owner of the shares held in the Variable Account and, as such, has the right to vote on certain matters. Among other things, we may vote on any matters described in the Fund's current prospectus or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, to the extent required by the interpretations of the SEC, we give Owners the opportunity to tell us how to vote the number of shares that are attributable to their Policy. We will vote those shares at meetings of Portfolio shareholders according to their instructions. We also will vote any Portfolio shares that are not attributable to the Policies and shares for which instructions from Owners were not received, in the same proportion that Owners vote. If the Federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of a Portfolio in our own right or to restrict Owner voting, we reserve the right to do so.

Owners may participate in voting only on matters affecting the Portfolios in which the Owner's assets have been invested. We determine the number of Portfolio shares in each Division that are attributable to the Policy by dividing the amount in the Account Value allocated to that Division by the net asset value of one share of the corresponding Portfolio. The number of shares as to which instructions may be given will be determined as of the record date set by the Portfolio's Board for the Portfolio's shareholders meeting. We count fractional shares. Owners having a voting interest will be sent proxy material and a form for giving us voting instructions.

All Portfolio shares are entitled to one vote. The votes of all Portfolios are cast together on an aggregate basis, except on matters where the interests of the Portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one Portfolio is not needed in order to make a decision in another Portfolio. Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular Portfolio or approval of an investment advisory agreement. Shareholders in a Portfolio not affected by a particular matter generally would not be entitled to vote on it.

The Boards of the Portfolios and Security Life and any other insurance companies participating in the Portfolios are required to monitor events to identify any material conflicts that may arise from the use of the Portfolios for variable life and variable annuity separate accounts. Conflict might arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any Portfolio, or differences in voting instructions given by owners of variable life insurance policies and variable annuity contracts. Shares of these Portfolios may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code that include cash or deferred arrangements under Section 401(k) of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners generally or certain classes of owners, and such retirement plans or participants in such retirement plans. If there is a material conflict, we will have an obligation to determine what action should be taken including the removal of the affected Portfolios from eligibility for investment by the Variable Account. We will consider taking other action to protect Owners. However, there could be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.

In certain cases, when required by state insurance regulatory authorities, we may disregard instructions relating to changes in the Portfolio's adviser or the investment policies of the Portfolios. In the event we do disregard voting instructions, we will include a summary of our actions and give our reasons in the next semi-annual report to Owners.

Under the Investment Company Act of 1940, certain actions affecting the Variable Account (such as some of those described under Right To Change Operations) may require Owner approval. In that case, Owners will be entitled to one vote for every $100 of value they have in the Divisions of the Variable Account. We will cast votes attributable to amounts in the Divisions of the Variable Account not attributable to Policies in the same proportions as votes cast by Owners.

Right to Change Operations

Subject to state limitations, the Company may from time to time, change the investment objective of, or make the following changes to, the Variable Account:

      (i) Make additional Divisions available. These Divisions will invest in Portfolios we find suitable for the Policy.

      (ii) Eliminate Divisions from the Variable Account, combine two or more Divisions, or substitute a new Portfolio for the Portfolio in which a Division invests. A substitution may become necessary if, in our judgment, a Portfolio no longer suits the purposes of the Policy. This may also happen due


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

            to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason, such as a declining asset base.

      (iii) Transfer assets of the Variable Account, which we determine to be associated with the class of policies to which an Owner's Policy belongs, to another Variable Account.

      (iv)  Withdraw the Variable Account from registration under the 1940 Act.

      (v) Operate the Variable Account as a management investment company under the 1940 Act.

      (vi) Cause one or more Divisions to invest in a mutual fund other than or in addition to the Portfolios.

      (vii) Discontinue the sale of Policies.

     (viii) Terminate any employer or plan trustee agreement with us pursuant to its terms.

      (ix)  Restrict or eliminate any voting rights as to the Variable Account.

      (x) Make any changes required by the 1940 Act or the rules or regulations thereunder.

No such change will be made until it becomes effective with the SEC, or without any necessary approval of the applicable state insurance departments. Owners will be notified of any changes. If Owners then wish to transfer the amount they have in that Division to another Division of the Variable Account or to the Guaranteed Interest Division, they may do so, without charge, by notifying us. At the same time, they may also change how their Net Premiums and deductions are allocated.

Reports to Owners

At the end of each Policy year we will send a report that shows the Total Policy Death Benefit (Base Death Benefit plus Adjustable Term Insurance Rider Death Benefit, if any), the Account Value, the Policy Loan plus accrued Loan Interest and Net Cash Surrender Value. We will also include information about the Divisions of the Variable Account. The report also shows any transactions involving the Account Value that occurred during the year such as deductions, and any loans or withdrawals in that year.

We also will send semi-annual reports with financial information on the Portfolios, including a list of the investments held by each Portfolio. Confirmation notices will be sent during the year for certain Policy transactions.

OTHER GENERAL POLICY PROVISIONS

Free Look Period

Owners have the right to examine the Policy. If for any reason the Owner is not satisfied with the Policy when issued, the Policy may be returned to us or the Registered Representative within the time limit described below and it will be deemed void as of the Policy Date. A request to cancel this Policy must be postmarked no later than 10 days after it is received, or as otherwise specified by state law. If the Policy is canceled under this provision, we will refund an amount equal to the full amount of any premiums paid or as otherwise specified by state law. Insurance coverage ends when the request is sent.

The Policy

This Policy is a contract between the Owner and us. The Policy, including a copy of the original application and any applications for an increase, Riders, endorsements, Schedule pages, and any reinstatement applications make up the entire contract between us. A copy of any application as well as a new Schedule will be attached or furnished for attachment to the Policy at the time of any change in coverage. In the absence of fraud, all statements made in any application will be considered representations and are not warranties. No statement will be used to deny a claim unless it is in an application.

All changes or amendments to this Policy made by us must be signed by a president or an officer of the Company and by our secretary or assistant secretary. No other person is authorized to change the terms or conditions of this policy.

Age

This Policy is issued at the Age stated in the Schedule. This is the Insured's Age nearest birthday, calculated as of the Policy Date. The Age of the Insured at any time is calculated by adding the number of completed Policy years to the Age shown in the Schedule.

Ownership

The original Owner is the person named in the application. The Owner can exercise all rights and receive the benefits during the Insured's lifetime. This includes the right to change the Owner, Beneficiaries, and methods for the payment of proceeds. All rights of the Owner are subject to the rights of any assignee and


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

any irrevocable Beneficiary.

An Owner may name a new Owner by giving us written notice. The effective date of the change to the new Owner will be the date the Owner signs the notice. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. A change in ownership may cause recognition of taxable income on gain, if any, to the old Owner.

Beneficiary

The Owner names the Beneficiary when applying for the Policy. The primary Beneficiary surviving the Insured will receive any Death Proceeds which become payable. Surviving contingent Beneficiaries are paid Death Proceeds only if no primary Beneficiary has survived the Insured. If more than one Beneficiary survives the Insured, they will share the Death Proceeds equally, unless the designation provides otherwise. If there is no designated Beneficiary surviving, the Owner or Owner's estate will be paid the Death Proceeds.

The Beneficiary designation will be on file with us or at a location designated by us. The Owner may name a new Beneficiary during the Insured's lifetime. We will pay the proceeds to the most recent Beneficiary designation on file. We will not be subject to multiple payments.

Collateral Assignment

The Owner may assign this Policy as collateral security by sending written notice to us. Once it is recorded with us, the rights of the Owner and the Beneficiary are subject to the assignment, unless the Beneficiary was designated as an irrevocable Beneficiary prior to the assignment. It is the Owner's responsibility to make sure the assignment is valid.

Incontestability

We can challenge the validity of the insurance Policy if it appears that there have been material misstatements in the application. However, there are limits as to how and when we can challenge the Policy.

o We will not contest the statements in the application attached at issue after the Policy has been in effect, during the Insured's lifetime, for two years from the Policy Date or the date specified by state law.

o We will not contest the statements in the application for any reinstatement after the reinstatement has been in effect, during the Insured's lifetime, for two years from the effective date of such reinstatement.

o We will not contest the statements in the application for any coverage change that creates a new Segment or increases any benefit with respect to the Insured (such as an increase in Stated Death Benefit) after the change has been in effect, during the Insured's lifetime, for two years from the effective date of the new Segment or increase.

We have the right to rescind this policy if we issued or reinstated the Policy based on a statement in an application, including a reinstatement application, that was false or misleading.

Misstatements of Age or Sex

If the Age or sex of the Insured has been misstated, the death benefit will be adjusted. The death benefit will be adjusted to the amount which would have been purchased for the Insured's correct Age and sex based on the cost of insurance charges which were deducted from the Account Value on the last Monthly Processing Date prior to the Insured's death or as otherwise required by state law. If unisex cost of insurance rates apply, we will not make an adjustment for a misstatement of sex.

Suicide

If the Insured commits suicide within two years of the Policy Date or date of reinstatement, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of outstanding Policy Loans and accrued loan interest and minus any Partial Withdrawals, unless otherwise required by law. If the Insured has been changed and the new Insured dies by suicide within two years of the change date, the death benefit will be limited to the Net Cash Surrender Value as of the exchange date, plus the premiums paid since that date, less the sum of any increases in Policy Loan, accrued loan interest and any Partial Withdrawals since the change date. If the Insured commits suicide, while sane or insane, within two years of the effective date of a new Segment or of an increase in any other benefit, we will make a limited payment to the beneficiary for the new Segment or other increase. The payment will equal the cost of insurance and any applicable monthly expense charges deducted for such increase.

Payment

We will pay the Death Proceeds, Net Cash Surrender Value upon surrender, Partial Withdrawals, and loan proceeds within seven days after we receive the information required to process the payment. We also will execute a transfer among Divisions of the Variable Account as of the Valuation Date on or next following receipt of the request at our Customer Service Center. Transfers from the Guaranteed Interest Division to the Divisions of the Variable Account will be made only within the time


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

periods indicated in this prospectus. See Transfers of Account Values, page 26.

We may, however, postpone the processing of any such transactions at any of the following times:

o     When the NYSE is closed for trading;

o     When trading on the NYSE is restricted by the SEC;

o When an emergency exists such that it is not reasonably practical to dispose of securities in the applicable Division of the Variable Account or to determine the value of its assets; or

o When a governmental body having jurisdiction over the Variable Account permits such suspension by order.

Rules and regulations of the SEC, if any, are applicable and will govern the determination as to whether the above conditions exist.

Death Proceeds are determined as of the date of death of the Insured. The Death Proceeds will not be affected by changes in the values of the Divisions of the Variable Account subsequent to the date of death of the Insured. We will pay interest at the rate declared by us or at any higher rate required by law from the date of death of the Insured to the date of payment.

Death Proceeds are not subject to deferment. However, we may defer for up to six months payment of any surrender proceeds, withdrawal amounts, or loan amounts from our Guaranteed Interest Division, unless otherwise required by law. We will pay interest at the rate declared by us or at any higher rate required by law from the date we receive the request if we delay payment more than 30 days.

Notification and Claims Procedures

We must receive in writing any election, designation, change, assignment, or request made by the Owner. It must be on a form acceptable to us. We are not liable for any action we take before we receive and record the written notice. We may require that the Policy be returned for any Policy change or upon its surrender.

In the event of an Insured's death while the Policy is in force please let us or the Registered Representative know as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, we may require proof of Age and a certified copy of a death certificate. We may also require the Beneficiary and the Insured's next of kin to sign authorization forms as part of this process. These authorization forms allow us to obtain information about the Insured, including but not limited to, medical records of physicians and hospitals used by the Insured.

Telephone Privileges

If telephone privileges have been elected in a form required by us, transfers, changes in Dollar Cost Averaging and Automatic Rebalancing, or requests for Partial Withdrawals or a Policy Loan may be made by telephoning our Customer Service Center.

Our Customer Service Center will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. A request for telephone privileges authorizes us to record telephone calls. If reasonable procedures are not used in confirming instructions, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to discontinue this privilege at any time.

Non-participating

The Policy does not participate in Security Life's surplus earnings.

Distribution of the Policies

The principal underwriter (distributor) for the policies is ING America Equities, a wholly owned subsidiary of Security Life. ING America Equities is registered as a broker-dealer with the SEC and is a member of the NASD. We pay ING America Equities for acting as the principal underwriter under a Distribution Agreement.

We sell our Policies through Registered Representatives of other broker-dealers, including VESTAX Securities Corporation, a subsidiary of ING America Insurance Holdings, Inc., and Locust Street Securities, Inc., an affiliate of Security Life of Denver Insurance Company, which have entered into selling agreements with us. These Registered Representatives are also licensed by state insurance officials to sell our variable life policies. Each of the broker-dealers with which we enter into selling agreements are registered with the SEC and are members of the NASD.

Under these selling agreements, we pay a distribution allowance to the other broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. During the first Policy year, the distribution allowance may equal an amount up to 95% of the first Target Premium paid and 4% of premiums paid in excess of the first Target Premium. For Policy years two through ten, the distribution allowance may equal an amount up to 4% of premiums paid in excess of the


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

first Target Premium, and for subsequent Policy years 2% of premiums paid. Broker-dealers may also receive annual renewal compensation of up to 0.10% of the Net Account Value beginning in the tenth Policy year or after the Owner pays more than the guideline single premium determined in accordance with the Federal income tax law definition of life insurance, whichever is earlier. Compensation arrangements may vary among broker-dealers and depend on particular circumstances. In addition, we also may pay override payments, expense allowances, bonuses, special marketing fees, wholesaler fees, and training allowances. Registered Representatives who meet specified production levels may qualify, under our sales incentive programs, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

We pay the distribution allowance from our own resources (including any sales charges deducted from premiums and Surrender Charges we might collect).

Settlement Provisions

During the Insured's lifetime, the Owner may elect that the Beneficiary receive the Death Proceeds other than in one sum. If an election has not been made, the Beneficiary may do so within 60 days after the Insured's death. The Owner may take the Net Cash Surrender Value other than in one sum.

Payments under these options are not affected by the investment experience of any Division of our Variable Account. Instead, interest accrues pursuant to the options chosen. Payment options will be subject to our rules at the time of selection. Currently, these alternate payment options are available only if the proceeds applied are $2000 or more and any periodic payment will be at least $20.

The following payment options are available:

Option I:   Payouts for a Designated Period: Payouts will be made in 1, 2, 4 or
            12 installments per year as elected for a designated period, which may be 5 to 30 years. The installment dollar amounts will be equal except for any excess interest. The amount of the first monthly payout for each $1,000 of Account Value applied is shown in Settlement Option Table I in the Policy.

Option II:  Life Income with Payouts Guaranteed for a Designated Period: Payouts will be made in 1, 2, 4 or 12 installments per year throughout the payee's lifetime, or if longer, for a period of 5, 10, 15, or 20 years as elected. The installment dollar amounts will be equal except for any excess interest. The amount of the first monthly payout for each $1,000 of Account Value applied is shown in Settlement Option Table II in the Policy. This option is available only for ages shown in this Table.

Option III: Hold at Interest: Amounts may be left on deposit with us to be paid upon the death of the payee or at any earlier date elected. Interest on any unpaid balance will be at the rate declared by us or at any higher rate required by law. Interest may be accumulated or paid in 1, 2, 4 or 12 installments per year, as elected. Money may not be left on deposit for more than 30 years.

Option IV:  Payouts of a Designated Amount: Payouts will be made until proceeds, together with interest, which will be at the rate declared by us or at any higher rate required by law, are exhausted. Payouts will be made in 1, 2, 4, or 12 equal installments per year, as elected.

Option V:   Other: The Owner may ask us to apply the money under any option that we make available at the time the benefit is paid.

The Beneficiary or other person who is entitled to receive payment may name a successor to receive any amount that we would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (the right to receive payments over time, for which we may offer a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving Age and survival.


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

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:

                              Definition
                       Death    of Life   Stated            Target
            Smoker    Benefit  Insurance  Death             Death
Sex   Age   Status    Option     Test     Benefit  Premium  Benefit  Page
---   ---   ------    ------     ----     -------  -------  -------  ----
           Nonsmoker
Male  45   Preferred     1       CVAT     200,000   $3,750  200,000   50
           Nonsmoker
Male  45   Preferred     1       CVAT     100,000   $3,750  200,000   52
           Nonsmoker
Male  45   Preferred     1        GP      200,000   $3,750  200,000   54

The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used.

The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first 14 years is the Surrender Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
32) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a persistency refund equivalent to 0.6% of the Account Value annually beginning after the 10th Policy anniversary.


The tables also reflect a daily investment advisory fee equivalent to an annual rate of .6639% of the aggregate average daily net assets of the Portfolios. This hypothetical rate is a simple average of the maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1309% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .7948% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.



--------------------------------------------------------------------------------
FirstLine II                           47

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.54)%, on 6% it would be 4.42%, and on 12% it would be 10.37%.


The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.


--------------------------------------------------------------------------------
FirstLine II                           48

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED


                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $200000                       DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                              ----------0.00%---------  --------12.00%---------  ---------6.00%---------
                    PREMIUM             CASH                     CASH                     CASH
                  ACCUMULATED  ACCOUNT  SURR   DEATH    ACCOUNT  SURR   DEATH    ACCOUNT  SURR   DEATH
 YEAR   PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE   VALUE  BENEFIT   VALUE   VALUE  BENEFIT
  1      3750         3937       2361     874  200000      2710    1222  200000     2535    1048  200000
  2      3750         8072       4625    2950  200000      5639    3964  200000     5121    3446  200000
  3      3750        12413       6789    4926  200000      8807    6944  200000     7756    5893  200000
  4      3750        16971       8971    6921  200000     12366   10316  200000    10563    8513  200000
  5      3750        21757      11044    8844  200000     16226   14026  200000    13422   11222  200000
  6      3750        26783      13006   10806  200000     20418   18218  200000    16333   14133  200000
  7      3750        32059      14842   12642  200000     24967   22767  200000    19283   17083  200000
  8      3750        37600      16544   14619  200000     29905   27980  200000    22266   20341  200000
  9      3750        43417      18099   16449  200000     35267   33617  200000    25272   23622  200000
  10     3750        49525      19492   18117  200000     41094   39719  200000    28288   26913  200000
  15     3750        84966      24453   24453  200000     81789   81789  200000    44669   44669  200000
  20     3750       130197      23511   23511  200000    149088  149088  258220    61231   61231  200000
  25     3750       187925      12203   12203  200000    251519  251519  389854    75999   75999  200000
  30     3750       261603       --      --    200000    402682  402682  566171    85528   85528  200000

AGE 65   3750       140644      22254   22254  200000    166406  166406  281560    64390   64390  200000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


--------------------------------------------------------------------------------
FirstLine II                           49

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                                PRESENTED BY:
PREFERRED

                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $200000                       DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM:  $3750.00
                                                    CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:

                               ----------0.00%--------  ---------12.00%---------  ---------6.00%----------
                    PREMIUM              CASH                    CASH                      CASH
                  ACCUMULATED  ACCOUNT   SURR  DEATH    ACCOUNT  SURR     DEATH   ACCOUNT  SURR    DEATH
 YEAR   PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE   VALUE   BENEFIT   VALUE   VALUE   BENEFIT
  1       3750        3937       2813    1326  200000     3191     1703   200000     3002    1514   200000
  2       3750        8072       5537    3862  200000     6665     4990   200000     6089    4414   200000
  3       3750       12413       8169    6307  200000    10449     8587   200000     9263    7401   200000
  4       3750       16971      10833    8783  200000    14708    12658   200000    12654   10604   200000
  5       3750       21757      13410   11210  200000    19367    17167   200000    16150   13950   200000
  6       3750       26783      15899   13699  200000    24469    22269   200000    19756   17556   200000
  7       3750       32059      18292   16092  200000    30053    27853   200000    23467   21267   200000
  8       3750       37600      20584   18659  200000    36169    34244   200000    27285   25360   200000
  9       3750       43417      22768   21118  200000    42871    41221   200000    31207   29557   200000
  10      3750       49525      24839   23464  200000    50222    48847   200000    35236   33861   200000
  15      3750       84966      34510   34510  200000   102794   102794   201682    58952   58952   200000
  20      3750      130197      41440   41440  200000   189425   189425   328084    87986   87986   200000
  25      3750      187925      44578   44578  200000   328131   328131   508603   124488  124488   200000
  30      3750      261603      41432   41432  200000   548129   548129   770670   170171  170171   239261

AGE 65    3750      140644      42443   42443  200000   212249   212249   359126    94613   94613   200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine II                           50

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:

PREFERRED

                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $100000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER: $100000              ANNUAL PREMIUM: $3750.00
                                                    CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                             ---------0.00%---------  ----------12.00%---------  ---------6.00%---------
                  PREMIUM             CASH                      CASH                      CASH
                ACCUMULATED  ACCOUNT  SURR    DEATH   ACCOUNT   SURR     DEATH   ACCOUNT  SURR   DEATH
YEAR  PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE    VALUE   BENEFIT   VALUE   VALUE  BENEFIT
  1    3750         3937       2360    1522   200000     2708     1871   200000    2534    1696   200000
  2    3750         8072       4622    3597   200000     5635     4610   200000    5118    4093   200000
  3    3750        12413       6784    5684   200000     8801     7701   200000    7750    6650   200000
  4    3750        16971       8964    7864   200000    12358    11258   200000   10556    9456   200000
  5    3750        21757      11035    9935   200000    16215    15115   200000   13413   12313   200000
  6    3750        26783      12995   11895   200000    20403    19303   200000   16320   15220   200000
  7    3750        32059      14829   13729   200000    24948    23848   200000   19267   18167   200000
  8    3750        37600      16529   15567   200000    29881    28918   200000   22247   21284   200000
  9    3750        43417      18081   17256   200000    35238    34413   200000   25248   24423   200000
 10    3750        49525      19471   18783   200000    41058    40370   200000   28261   27573   200000
 15    3750        84966      24411   24411   200000    81703    81703   200000   44607   44607   200000
 20    3750       130197      24287   24287   200000   148940   148940   257964   61107   61107   200000
 25    3750       187925      12065   12065   200000   251292   251292   389502   75763   75763   200000
 30    3750       261603       --      --     200000   402339   402339   565688   85063   85063   200000

AGE
 65    3750       140644      22168   22168   200000   166245   166245   281287   64250   64250   200000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine II                           51

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED


                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $100000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER: $100000              ANNUAL PREMIUM: $3750.00
                                                    CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:


                               ---------0.00%---------  ----------12.00%---------  ---------6.00%---------
                    PREMIUM             CASH                      CASH                      CASH
                  ACCUMULATED  ACCOUNT  SURR    DEATH   ACCOUNT   SURR     DEATH   ACCOUNT  SURR   DEATH
YEAR    PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE    VALUE   BENEFIT   VALUE   VALUE  BENEFIT
  1       3750         3937      2988    2151   200000     3377    2539   200000     3182    2345  200000
  2       3750         8072      5890    4865   200000     7063    6038   200000     6464    5439  200000
  3       3750        12413      8705    7605   200000    11088    9988   200000     9849    8749  200000
  4       3750        16971     11560   10460   200000    15627   14527   200000    13472   12372  200000
  5       3750        21757     14340   13240   200000    20610   19510   200000    17227   16127  200000
  6       3750        26783     17048   15948   200000    26090   24990   200000    21121   20021  200000
  7       3750        32059     19680   18580   200000    32119   31019   200000    25159   24059  200000
  8       3750        37600     22237   21274   200000    38757   37795   200000    29348   28385  200000
  9       3750        43417     24712   23887   200000    46064   45239   200000    33691   32866  200000
  10      3750        49525     27103   26416   200000    54069   53382   200000    38193   37506  200000
  15      3750        84966     38689   38689   200000   110387  110387   216580    64881   64881  200000
  20      3750       130197     47866   47866   200000   201715  201715   349370    97301   97301  200000
  25      3750       187925     54056   54056   200000   347929  347929   539290   137538  137538  213185
  30      3750       261603     55691   55691   200000   579821  579821   815229   186057  186057  261596

AGE 65    3750       140644     49385   49385   200000   225776  225776   382012   104659  104659  200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine II                           52

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                 PRESENTED BY:
PREFERRED

                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $200000                           DEATH BENEFIT OPTION 1
                                                        ANNUAL PREMIUM: $3750.00
                                                        GUIDELINE PREMIUM TEST

                                  SUMMARY PAGE

                           ASSUMING GUARANTEED CHARGES
                Assuming Hypothetical Gross Investment Return of:


                               ---------0.00%---------  ----------12.00%---------  ---------6.00%---------
                    PREMIUM             CASH                      CASH                      CASH
                  ACCUMULATED  ACCOUNT  SURR    DEATH   ACCOUNT   SURR     DEATH   ACCOUNT  SURR    DEATH
YEAR    PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE    VALUE   BENEFIT   VALUE   VALUE  BENEFIT
  1       3750        3937       2361     874   200000     2710    1222    200000    2535    1048  200000
  2       3750        8072       4625    2950   200000     5639    3964    200000    5121    3446  200000
  3       3750       12413       6789    4926   200000     8807    6944    200000    7756    5893  200000
  4       3750       16971       8971    6921   200000    12366   10316    200000   10563    8513  200000
  5       3750       21757      11044    8844   200000    16226   14026    200000   13422   11222  200000
  6       3750       26783      13006   10806   200000    20418   18218    200000   16333   14133  200000
  7       3750       32059      14842   12642   200000    24967   22767    200000   19283   17083  200000
  8       3750       37600      16544   14619   200000    29905   27980    200000   22266   20341  200000
  9       3750       43417      18099   16449   200000    35267   33617    200000   25272   23622  200000
  10      3750       49525      19492   18117   200000    41094   39719    200000   28288   26913  200000
  15      3750       84966      24453   24453   200000    81789   81789    200000   44669   44669  200000
  20      3750      130197      23511   23511   200000   151022  151022    200000   61231   61231  200000
  25      3750      187925      12203   12203   200000   271207  271207    314600   75999   75999  200000
  30      3750      261603       --      --     200000   469893  469893    502785   85528   85528  200000

AGE 65    3750      140644      22254   22254   200000   170466  170466    204559   64390   64390  200000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine II                           53

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                                PRESENTED BY:
PREFERRED


                                  SECURITY LIFE
                      FIRSTLINE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT: $200000                           DEATH BENEFIT OPTION 1
                                                        ANNUAL PREMIUM: $3750.00
                                                        GUIDELINE PREMIUM TEST

                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
                Assuming Hypothetical Gross Investment Return of:


                               ---------0.00%---------  ----------12.00%---------  ---------6.00%---------
                    PREMIUM             CASH                      CASH                      CASH
                  ACCUMULATED  ACCOUNT  SURR    DEATH   ACCOUNT   SURR     DEATH   ACCOUNT  SURR     DEATH
YEAR    PREMIUMS     AT 5%      VALUE   VALUE  BENEFIT   VALUE    VALUE   BENEFIT   VALUE   VALUE   BENEFIT
  1      3750         3937       2813    1326   200000     3191    1703    200000     3002    1514  200000
  2      3750         8072       5537    3862   200000     6665    4990    200000     6089    4414  200000
  3      3750        12413       8169    6307   200000    10449    8587    200000     9263    7401  200000
  4      3750        16971      10833    8783   200000    14708   12658    200000    12654   10604  200000
  5      3750        21757      13410   11210   200000    19367   17167    200000    16150   13950  200000
  6      3750        26783      15899   13699   200000    24469   22269    200000    19756   17556  200000
  7      3750        32059      18292   16092   200000    30053   27853    200000    23467   21267  200000
  8      3750        37600      20584   18659   200000    36169   34244    200000    27285   25360  200000
  9      3750        43417      22768   21118   200000    42871   41221    200000    31207   29557  200000
  10     3750        49525      24839   23464   200000    50222   48847    200000    35236   33861  200000
  15     3750        84966      34510   34510   200000   102794  102794    200000    58952   58952  200000
  20     3750       130197      41440   41440   200000   193125  193125    235613    87986   87986  200000
  25     3750       187925      44578   44578   200000   345132  345132    400353   124488  124488  200000
  30     3750       261603      41432   41432   200000   599082  599082    641017   172517  172517  200000

AGE 65   3750       140644      42443   42443   200000   217693  217693    261232    94613   94613  200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



--------------------------------------------------------------------------------
FirstLine II                           54

ADDITIONAL INFORMATION

Directors and Officers

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is ING North America Insurance Corporation, 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is Security Life of Denver Insurance Company, 9140 Arrowpoint Blvd., Suite 400, Charlotte, North Carolina 28273.

Name and Principal
Business and Address      Position and Offices with Security Life of Denver
--------------------      -------------------------------------------------


Fred S. Hubbell           Chairman and Chief Executive Officer
909 Locust St.
Des Moines, IA 50309

Stephen M. Christopher    Director, President and Chief Operating Officer

Thomas F. Conroy          Director, President Security Life Reinsurance

Michael W. Cunningham*    Director, Executive Vice President

Linda B. Emory*           Director, Vice President and Appointed Actuary

Catherine T. Fitzgerald*  Executive Vice President

James L. Livingston, Jr.  Executive Vice President, Operations

Jeffrey R. Messner        Executive Vice President and Chief Marketing Officer

Jess A. Skriletz          President, ING Institutional Markets

John R. Barmeyer          Senior Vice President and Chief Legal Officer

Wayne D. Bidelman         Senior Vice President, New Business Development

Eugene L. Copeland        Senior Vice President and General Counsel, Security
                          Life Reinsurance and ING Institutional Markets

Michael Fisher            Senior Vice President, Litigation

Carol D. Hard             Senior Vice President, Variable

Philip R. Kruse           Senior Vice President, Sales & Marketing

Charles LeDoyen**         Senior Vice President, Structured Settlements



--------------------------------------------------------------------------------
FirstLine II                           55

Name and Principal
Business and Address   Position and Offices with Security Life of Denver
--------------------   -------------------------------------------------


Timothy P. McCarthy    Senior Vice President, Marketing Services

Jeffery W. Seel*       Senior Vice President and Chief Investment Officer

Lawrence D. Taylor     Senior Vice President and Chief Actuary

Louis N. Trapolino     Senior Vice President, Distribution

William D. Tyler       Senior Vice President and Chief Information Officer

William H. Alexander   Vice President and Medical Director

Katherine Anderson     Vice President, Chief Product Actuary, Security Life
                       Reinsurance

Carole A. Baumbusch    Vice President, Reinsurance Operations

Evelyn A. Bentz        Vice President, M Financial Sales

Thomas Kirby Brown     Vice President, Operations, ING Institutional Markets

Daniel S. Clements     Vice President and Chief Underwriter

Linda Elliott          Vice President, Information Technology

Larry D. Erb           Vice President, Information Technology

Martha K. Evans        Vice President, Variable Operations

Deborah B. Holden      Vice President, Human Resources

Brian Holland          Vice President, Sales and International Risk Management

Kenneth Kiefer**       Vice President, Operations, Structured Settlements

Richard D. King        Vice President and Medical Director

Greg McGreevey         Vice President, Marketing, ING Institutional Markets

C. Lynn McPherson*     Vice President, Medical Risk Solutions

Sue A. Miskie          Vice President, Corporate Services

Donna T. Mosely        Vice President, Valuation



--------------------------------------------------------------------------------
FirstLine II                           56

Name and Principal
Business and Address   Position and Offices with Security Life of Denver
--------------------   -------------------------------------------------


David S. Pendergrass*  Vice President and Treasury Officer

Steve Pryde            Vice President, Administration

Christiaan M. Rutten   Vice President, Structured Reinsurance

Casey J. Scott         Vice President, Sales Operations

Alan C. Singer         Vice President, Customer Relations and Regulatory
                       Compliance

Mark A. Smith          Vice President, Insurance Services

Jerome M. Strop        Vice President, Strategic Marketing

Gary W. Waggoner       Vice President, General Counsel and Corporate Secretary

William Wojciechowski  Vice President, Business Consulting and Financial Markets

Stephen J. Yarina      Vice President, Treasurer and Chief Financial Officer

Relda A. Fleshman      Deputy General Counsel

Eric Banta             Assistant Secretary

Roger O. Beebe         Actuarial Officer

John B. Dickinson      Actuarial Officer

Shirley A. Knarr       Actuarial Officer

Glen E. Stark          Actuarial Officer

William J. Wagner      Actuarial Officer

Marsha K. Crest        Agency Administration Officer

Amy L. Winsor          Tax and Finance Officer



--------------------------------------------------------------------------------
FirstLine II                           57

State Regulation

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this Policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various Federal securities laws and regulations.

Legal Matters

The legal matters in connection with the Policy described in this prospectus have been passed on by the General Counsel of Security Life and Mayer, Brown & Platt.

Legal Proceedings

Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to Security Life's ability to meet its obligations under the Policy or to the Variable Account, and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the Policy, is not engaged in any litigation of any material nature.

Experts


The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Separate Account L1 at December 31, 1997, and for each of the three years in the period ended December 31, 1997, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


Actuarial matters in this prospectus have been examined by Lawrence D. Taylor, F.S.A., M.A.A.A., who is the Senior Vice President and Chief Actuary of Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

Registration Statement

We have filed a Registration Statement relating to the Variable Account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. You will have to pay a fee for the material.

Year 2000 Preparedness

Security Life is aware of potential computer system challenges associated with the year 2000. We plan to upgrade our current variable life administration system by early 1999. It is expected that this upgrade will make our system year 2000 compatible. We do not anticipate delays or problems in processing or administering variable life products in the year 2000 or beyond.


--------------------------------------------------------------------------------
FirstLine II                           58

FINANCIAL STATEMENTS

The consolidated financial statements of Security Life of Denver Insurance Company and Subsidiaries ("Security Life and Subsidiaries") at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, are prepared in accordance with generally accepted accounting principles and start on page 61.


The financial statements included for the Security Life Separate Account L1 at December 31, 1997 and for each of the three years in the period ended December 31, 1997, are prepared in accordance with generally accepted accounting principles and represent those Divisions that had commenced operations by that date.



The consolidated financial statements of Security Life and Subsidiaries, as well as the financial statements included for the Security Life Separate Account L1, referred to above have been audited by Ernst & Young LLP. The consolidated financial statements of Security Life and Subsidiaries should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life and Subsidiaries to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of the Divisions of Security Life Separate Account L1.


The most current financial statements are those as of the end of the most recent fiscal year. The Company does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, the Company represents that there have been no significant adverse changes in the financial condition or operations of the Company between the end of the most current fiscal year and the date of this prospectus.


--------------------------------------------------------------------------------
FirstLine II                           59

                       Consolidated Financial Statements


                       SECURITY LIFE OF DENVER
                       INSURANCE COMPANY
                       AND SUBSIDIARIES



                       Years ended December 31, 1997, 1996 and 1995 with Report of Independent Auditors

          Security Life of Denver Insurance Company and Subsidiaries

                       Consolidated Financial Statements


                 Years ended December 31, 1997, 1996 and 1995



                                CONTENTS
Report of Independent Auditors................................ 64

Audited Consolidated Financial Statements

Consolidated Balance Sheets................................... 65
Consolidated Statements of Income............................. 67
Consolidated Statements of Stockholder's Equity............... 68
Consolidated Statements of Cash Flows......................... 69
Notes to Consolidated Financial Statements.................... 71

                        Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying consolidated balance sheets of Security Life of Denver Insurance Company (a wholly-owned subsidiary of ING America Insurance Holdings, Inc.) and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Life of Denver Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Denver, Colorado
April 10, 1998                                            /s/

                                                          ERNST & YOUNG LLP

           Security Life of Denver Insurance Company and Subsidiaries

                          Consolidated Balance Sheets

                             (Dollars in Thousands)


                                                                   DECEMBER 31
                                                              1997              1996
                                                      ------------------------------------

Assets
Investments (Note 2):
 Fixed maturities, at fair value (amortized cost:
  1997--$3,007,012; 1996--$2,765,488)                         $3,152,355        $2,875,084
 Equity securities, at fair value (cost:
  1997--$6,754;
  1996--$4,899)                                                    8,019             5,345
 Mortgage loans on real estate                                   576,620           452,795
 Investment real estate, at cost, less accumulated
  depreciation (1997--$667; 1996--$628)                            1,767             1,769
 Policy loans                                                    875,405           795,311
 Other long-term investments                                      14,307            11,063
                                                        ----------------------------------
Total investments                                              4,628,473         4,141,367

Cash and cash equivalents                                         77,765            20,840
Accrued investment income                                         49,726            45,426
Reinsurance recoverable:
 Paid benefits                                                    11,170            10,188
 Unpaid benefits                                                  14,988            19,703
Prepaid reinsurance premiums (Note 8)                          2,721,515         1,951,012
Deferred policy acquisition costs (DPAC)                         682,905           673,560
Property and equipment, at cost, less accumulated
depreciation (1997--$22,925; 1996--$21,407)                       37,943            38,848
Federal income tax recoverable (Note 9)                            5,722                 -
Indebtedness of related parties                                    2,443             5,383
Other assets                                                      87,298           109,751
Separate account assets (Note 6)                                 263,035           124,986





                                                      ------------------------------------
Total assets                                                  $8,582,983        $7,141,064
                                                      ====================================

                                                                   DECEMBER 31
                                                              1997              1996
                                                      ------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits:
  Life and annuity reserves                                   $4,305,229        $3,834,140
  Guaranteed investment contracts                              2,634,654         1,911,201
  Policyholders' funds                                            82,291            81,273
  Advance premiums                                                   365               236
  Accrued dividends and dividends on deposit                      21,129            20,338
  Unpaid claims                                                  103,525            88,074
  Funds held under reinsurance treaties                                -            18,967
                                                      ------------------------------------

 Total future policy benefits                                  7,147,193         5,954,229

 Accounts payable and accrued expenses                            99,335            85,858
 Indebtedness to related parties                                   7,704             5,427
 Long-term debt to related parties (Note 10)                      75,000            75,000
 Accrued interest on long-term debt to related
  parties (Note 10)                                                5,128             3,700
 Other liabilities                                                61,424            53,311
 Federal income taxes payable (Note 9)                                 -            11,883
 Deferred federal income taxes (Note 9)                           53,829            48,541
 Separate account liabilities (Note 6)                           263,035           124,986
                                                      ------------------------------------
Total liabilities                                              7,712,648         6,362,935

Commitments and contingent liabilities
 (Notes 8 and 13)

Stockholder's equity (Note 11):
 Common stock, $20,000 par value:
  Authorized  149 shares
  Issued and outstanding  144 shares                               2,880             2,880
 Additional paid-in capital                                      315,722           302,722
 Net unrealized gains on investments                              50,938            58,718
 Retained earnings                                               500,795           413,809
                                                      ------------------------------------
Total stockholder's equity                                       870,335           778,129
                                                      ------------------------------------

Total liabilities and stockholder's equity                    $8,582,983        $7,141,064
                                                      ====================================

See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                       Consolidated Statements of Income

                             (Dollars in Thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                   1997               1996               1995
                                                           --------------------------------------------------------

Revenues:
 Traditional life insurance premiums                               $  122,429          $ 118,200          $ 124,619
 Universal life and investment product charges                        217,108            202,081            202,908
 Reinsurance premiums assumed                                         446,434            339,335            326,315
                                                           --------------------------------------------------------
                                                                      785,971            659,616            653,842
 Reinsurance premiums ceded                                          (124,815)          (117,880)          (117,061)
                                                           --------------------------------------------------------
                                                                      661,156            541,736            536,781

 Net investment income                                                340,898            312,121            256,065
 Net realized gains on investments                                     28,645              4,770              6,564
 Miscellaneous income                                                   6,743                526              1,941
                                                           --------------------------------------------------------
                                                                    1,037,442            859,153            801,351
Benefits and expenses:
 Benefits:
  Traditional life insurance:
   Death benefits                                                     299,305            235,828            217,136
   Other benefits                                                      79,849             71,939             88,326
  Universal life and investment contracts:
   Interest credited to account balances                              217,614            186,908            164,536
   Death benefits incurred in excess of account
     balances                                                          73,260             54,004             63,672
  Increase in policy reserves and other funds                          72,685            121,946             23,895
  Reinsurance recoveries                                              (98,376)           (80,276)           (74,305)
  Product conversions                                                   7,014             16,379             74,291
                                                           --------------------------------------------------------
                                                                      651,351            606,728            557,551
 Expenses:
  Commissions                                                          46,516             25,846             51,189
  Insurance operating expenses                                         89,075             69,580             52,414
  Amortization of deferred policy acquisition costs                   116,495             94,685             71,450
                                                           --------------------------------------------------------
                                                                      903,437            796,839            732,604
                                                           --------------------------------------------------------

Income before federal income taxes                                    134,005             62,314             68,747
Federal income taxes (Note 9)                                          47,019             21,876             24,296
                                                           --------------------------------------------------------
Net income                                                         $   86,986          $  40,438          $  44,451
                                                           ========================================================


See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                Consolidated Statements of Stockholder's Equity

                             (Dollars in Thousands)


                                                            YEAR ENDED DECEMBER 31
                                                    1997             1996             1995
                                             --------------------------------------------------
Common stock:
 Balance at beginning and end of year                $  2,880         $  2,880         $  2,880
                                             ==================================================

Additional paid-in capital:
 Balance at beginning of year                        $302,722         $297,422         $150,792
 Capital contributions                                 13,000            5,300          146,630
                                             --------------------------------------------------
 Balance at end of year                              $315,722         $302,722         $297,422
                                             ==================================================


Net unrealized gains on investments:
 Balance at beginning of year                        $ 58,718         $ 72,973         $  6,862
 Net change in unrealized gains (losses),
  net of tax                                           23,766          (27,716)         118,654
 Effect on DPAC of unrealized gains and
  losses on fixed maturities, net of tax              (31,546)          13,461          (52,543)
                                             --------------------------------------------------
 Balance at end of year                              $ 50,938         $ 58,718         $ 72,973
                                             ==================================================


Retained earnings:
 Balance at beginning of year                        $413,809         $373,371         $329,640
 Net income                                            86,986           40,438           44,451
 Dividends paid to stockholder                                                            (720)
                                             --------------------------------------------------
 Balance at end of year                              $500,795         $413,809         $373,371
                                             ==================================================

Total stockholder's equity                           $870,335         $778,129         $746,646
                                             ==================================================


See accompanying notes.

           Security Life of Denver Insurance Company and Subsidiaries

                     Consolidated Statements of Cash Flows

                             (Dollars in Thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                        1997                1996                 1995
                                                ------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                             $    86,986          $    40,438            $  44,451
Adjustments to reconcile net income to net cash
 and
 cash equivalents provided by operating
  activities:
  Increase in future policy benefits                       972,284              585,581              471,331
  Net decrease (increase) in federal income                (12,317)              78,668               33,232
   taxes
  Increase (decrease) in accounts payable and
   accrued expenses                                         21,033               (1,361)              31,334
  Increase in accrued interest on long-term debt             1,428                3,676                   24
  Increase in accrued investment income                     (4,300)              (7,294)              (5,739)
  (Increase) decrease in reinsurance recoverable             3,733               (5,214)                 (24)
  Increase in prepaid reinsurance premiums                (770,503)            (336,053)            (253,968)
  Net realized investment gains                            (28,645)              (4,770)              (6,564)
  Depreciation and amortization expense                      3,630                3,857                4,036
  Policy acquisition costs deferred                       (174,374)            (152,299)            (127,069)
  Amortization of deferred policy acquisition
   costs                                                   116,495               94,685               71,450
  Increase in accrual for postretirement                       557                  484                  623
   benefits
  Other, net                                                43,538              (15,524)             (20,553)
                                                ------------------------------------------------------------

Net cash and cash equivalents provided by
 operating activities                                      259,545              284,874              242,564

INVESTING ACTIVITIES
Securities available-for-sale:
 Sales:
  Fixed maturities                                       2,279,598              334,482              357,059
  Equity securities                                            648                4,198                4,730
 Maturities--fixed maturities                              410,632              727,937              280,581
 Purchases:
  Fixed maturities                                      (2,919,145)          (1,522,369)            (935,210)
  Equity securities                                         (2,561)                (428)              (1,300)
Securities held-to-maturity:
 Maturities--fixed maturities                                    -                    -               14,156
Sale, maturity or repayment of investments:
 Mortgage loans on real estate                              38,756               18,102               16,061
 Investment real estate                                          -                1,354                  215
 Other long-term investments                                 2,002                    -                1,064

           Security Life of Denver Insurance Company and Subsidiaries

                             (Dollars in Thousands)


                                                                   YEAR ENDED DECEMBER 31
                                                        1997               1996                1995
                                                ---------------------------------------------------------
INVESTING ACTIVITIES (continued)
Purchase or issuance of investments:
 Mortgage loans on real estate                          $(163,528)          $(186,228)          $(136,218)
 Investment real estate                                       (35)                  -                  14
 Policy loans, net                                        (80,094)            (41,071)            (63,746)
 Other long-term investments                               (5,248)                809              (2,169)
Additions to property and equipment                        (2,687)             (4,482)             (1,812)
Disposals of property and equipment                           145               2,389                  79
                                                ---------------------------------------------------------
Net cash and cash equivalents used by
 investing activities                                    (441,517)           (665,307)           (466,496)
                                                ---------------------------------------------------------

FINANCING ACTIVITIES
Increase (decrease) in indebtedness to related              5,217              42,206             (17,011)
 parties
Cash contributions from parent                             13,000               5,300                   -
Receipts from interest sensitive products
 credited to policyholder account balances                555,223             434,726             387,904
Return of policyholder account balances on
 interest sensitive policies                             (334,543)           (123,949)           (128,948)
Dividends paid to stockholder                                                                        (720)
                                                ---------------------------------------------------------
Net cash and cash equivalents provided by
 financing activities                                     238,897             358,283             241,225
                                                ---------------------------------------------------------


Net increase (decrease) in cash and cash
 equivalents                                               56,925             (22,150)             17,293
Cash and cash equivalents at beginning of year             20,840              42,990              25,697
                                                ---------------------------------------------------------
Cash and cash equivalents at end of year                $  77,765           $  20,840           $  42,990
                                                =========================================================

Noncash transaction:

        In 1995, the Company received a capital contribution of $124,630,000 in fixed maturities and equity securities. The Company's parent also contributed $22,000,000 in cash to additional paid-in capital. As of December 31, 1995, the cash representing the capital contribution had not been received, and the amount was presented as indebtedness of related parties. The cash was received by the Company in January 1996.


See accompanying notes.

          Security Life of Denver Insurance Company and Subsidiaries

                  Notes to Consolidated Financial Statements

                               December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts and operations, after intercompany eliminations, of Security Life of Denver Insurance Company (Security Life) and its wholly-owned subsidiaries: Midwestern United Life Insurance Company (Midwestern United); First ING Life Insurance Company of New York (First ING); First Secured Mortgage Deposit Corporation; and ING America Equities, Inc., formerly SLD Equities, Inc.

NATURE OF OPERATIONS

Security Life of Denver Insurance Company and its subsidiaries (the Company) is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on two markets, the advanced market and reinsurance to other insurers. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include traditional life, interest sensitive life, universal life, variable annuity and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services.

The significant accounting policies followed by the Company that materially affect the financial statements are summarized below:

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which, as to the insurance companies included in the consolidation, differ from statutory accounting practices prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

During June 1996, the Financial Accounting Standards Board (FASB) issued Statement No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. Also in 1996, the FASB issued Statement No. 127, which delayed certain provisions of FAS 125 dealing with transactions such as securities lending, repurchase and dollar repurchase agreements until 1998. The portion of FAS 125 that became effective in 1997 requires the entity to recognize financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in the Statement. The application of the new rules did not have a material impact on the financial statements of the Company. The portion of FAS 125 deferred by FAS 127 is not expected to impact the Company.

Beginning in 1995, the Company adopted FASB Statement No. 114, Accounting by Creditors for Impairment of a Loan, and Statement No. 118, which amended Statement 114. Under the amended statement, the 1997 and 1996 allowances for credit losses related to loans that are identified for evaluation in accordance with Statement 114 are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

Effective January 1, 1996, the Company adopted FASB Statement No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Statement 121 also addresses the accounting for long-lived assets that are expected to be disposed of. Adoption of this standard resulted in an insignificant impact to net income and stockholder's equity.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are presented on the following bases:

The carrying value of fixed maturities depends on the classification of the security: securities held-to-maturity, securities available-for-sale, and trading securities. Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

The Company does not hold any securities classified as held-to-maturity or trading securities.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of tax and deferred policy acquisition cost adjustments, reported in a separate component of stockholder's equity.

The amortized cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in interest income from investments. Interest and dividends are included in net investment income as earned.

Mortgage loans are carried at the unpaid balances less an allowance for credit losses. Investment real estate is carried at cost, less accumulated depreciation. Policy loans are carried at unpaid balances. Derivatives are accounted for on the same basis as the asset hedged.

Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains on investments. The cost of securities sold is based on the specific identification method.

RECOGNITION OF PREMIUM REVENUES

Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole life insurance policies, are recognized as revenue when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance,

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

policy administration charges, and surrender charges assessed against policyholder account balances during the year.

DEFERRED POLICY ACQUISITION COSTS

Commissions, reinsurance allowances, and other costs of acquiring traditional life insurance including reinsurance assumed, universal life insurance (including interest sensitive products) and investment products that vary with and are primarily related to the production of new and renewal business have been deferred. Traditional life insurance acquisition costs are being amortized using assumptions consistent with those used in computing policy benefit reserves. The period of amortization is normally over the premium-paying period. In the case of policies with no first year premium, the period of amortization includes the first year, in addition to the premium-paying period. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross margins from surrender charges, investments, mortality, and expenses. This amortization is adjusted retrospectively when estimates of current or future gross margins to be realized from a group of products are revised.

Deferred policy acquisition costs are adjusted to reflect changes that would have been necessary if unrealized investment gains and losses related to available-for-sale securities had been realized. The Company has reflected those adjustments in the asset balance with the offset as a direct adjustment to stockholder's equity.

FUTURE POLICY BENEFITS

Benefit reserves for traditional life insurance products (other than reinsurance assumed) are computed using a net level premium method including assumptions as to investment yields, mortality, withdrawals and other assumptions based on the Company's and industry experience, modified as necessary to reflect anticipated trends to include provisions for possible unfavorable deviations. Reserve interest assumptions are those deemed appropriate at the time of policy issue, and range from 2% to 10%. Policy benefit claims are charged to expense in the year that the claims are incurred.

Benefit reserves for reinsurance assumed are computed using pricing assumptions with provisions for adverse deviation. Benefits for level-term reinsurance assumed are computed to recognize profits in proportion with premiums. Benefit reserves for all other reinsurance assumed are computed to recognize profits in proportion to the coverage provided.

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Benefit reserves for universal life-type policies (including interest sensitive products) and investment products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred during the year in excess of related policy account balances. Interest crediting rates for universal life and investment products range from 4.60% to 7.81% during 1997, 4.60% to 7.45% during 1996, and 4.60% to 8.10%
during 1995.

Included in life and annuity reserves is an unearned revenue reserve that reflects the unamortized balance of excess first year policy service fees over renewal period policy service fees on universal life and investment products. These excess fees have been deferred and are being recognized in income over the periods benefited, using the same assumptions and factors used to amortize deferred policy acquisition costs.

UNPAID CLAIMS

The liabilities for unpaid claims include estimates of amounts due on reported claims and claims that have been incurred but were not reported as of December
31. Such estimates are based on actuarial projections applied to historical claim payment data and are considered reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. Impairment losses are recorded when indicators of impairment are present and the estimated undiscounted cash flows are less than the assets' carrying value. Depreciation for major classes of assets is calculated on a straight-line basis.

PARTICIPATING INSURANCE

The Company accrues a liability for earnings on participating policies that cannot inure to the benefit of the Company's stockholder. The liability is determined based on earnings on participating policies in excess of 10% of profits on participating business before payment of policyholder dividends. The liability for these undistributed earnings was $6,074,000 and $6,211,000 at December 31, 1997 and 1996, respectively. Participating business approximates
 .3% of the Company's ordinary life insurance in force and 1.4% of premium income. Earnings for participating insurance are based on the actual earnings of

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the participation block of policies. Expenses and taxes are allocated based on the amount of participating insurance in force. Investment income is allocated based on the yield of the participating investment portfolio. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $3,377,000, $3,307,000, and $2,964,000 were incurred in 1997, 1996, and 1995, respectively.

FEDERAL INCOME TAXES

Deferred federal income taxes have been provided or credited to reflect significant temporary differences between income reported for tax and financial reporting purposes using reasonable assumptions.

CASH FLOW INFORMATION

Cash and cash equivalents includes cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of purchase). Included as a component of operating activities is interest paid of $10,110,000, $1,016,000, and $4,861,000 for 1997, 1996, and 1995, respectively.

GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state.

PENDING ACCOUNTING STANDARDS

During 1998, the FASB issued Statement No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which standardizes the disclosure requirements for pension and other postretirement benefits. Neither the measurement nor recognition of pension and other postretirement benefits will change as a result of

          Security Life of Denver Insurance Company and Subsidiaries

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Statement No. 132. The Company will apply the new disclosure requirements beginning in 1998. Based on current guidance, the Company believes the application of the new standard will not have a financial impact on the financial statements.

During 1997, the FASB issued Statement No. 130, Reporting Comprehensive Income, which requires an entity to divide comprehensive income into net income and other comprehensive income in the period which they are recognized. The Company will need to classify items of other comprehensive income by their nature in the financial statements and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of the balance sheet. This statement will only affect the presentation of the financial statements, with no change in the valuation of total stockholder's equity. The implementation of this Statement is required in fiscal years beginning after December 15, 1997. The Company plans to implement these new rules in 1998 and will present prior year information in a comparative format.

RECLASSIFICATIONS

Certain amounts in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS


The amortized cost and fair value of investments in fixed maturities and equity securities are as follows at December 31, 1997 and 1996:


                                                                              DECEMBER 31, 1997
                                                ----------------------------------------------------------------------------
                                                       COST OR             GROSS              GROSS
                                                      AMORTIZED         UNREALIZED         UNREALIZED            FAIR
                                                        COST               GAINS             LOSSES              VALUE
                                                ----------------------------------------------------------------------------
                                                                      (Dollars in Thousands)
Available-for-sale:
 U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                           $   51,387           $  1,629            $    39         $   52,977
 States, municipalities and political
  subdivisions                                           43,185              1,023                128             44,080
 Public utilities securities                            151,642              5,030              1,216            155,456
 Debt securities issued by foreign
  governments                                             3,272                                                    3,272
 Corporate securities                                 1,147,380             48,001              6,539          1,188,842
 Mortgage-backed securities                           1,165,376             89,539              6,661          1,248,254
 Other asset-backed securities                          443,473             13,285                584            456,174
 Derivatives hedging fixed maturities
  (Note 3)                                                1,297              3,118              1,115              3,300
                                                ------------------------------------------------------------------------
Total fixed maturities                                3,007,012            161,625             16,282          3,152,355

 Preferred stocks (nonredeemable)                         3,368                 67                122              3,313
 Common stocks                                            3,386              1,446                126              4,706
                                                ------------------------------------------------------------------------
 Total equity securities                                  6,754              1,513                248              8,019
                                                ------------------------------------------------------------------------
Total                                                $3,013,766           $163,138            $16,530         $3,160,374
                                                ========================================================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


                                                                                 DECEMBER 31, 1996
                                                   ------------------------------------------------------------------------
                                                          COST OR             GROSS              GROSS
                                                         AMORTIZED         UNREALIZED         UNREALIZED          FAIR
                                                           COST               GAINS             LOSSES           VALUE
                                                   ------------------------------------------------------------------------
                                                                             (Dollars in Thousands)
Available-for-sale:
 U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                              $   88,526           $  1,035            $   858         $   88,703
 States, municipalities and political
  subdivisions                                              71,857                984              1,058             71,783
 Public utilities securities                               105,110              1,130                748            105,492
 Debt securities issued by foreign
  governments                                                3,272                                                    3,272
 Corporate securities                                      921,565             20,095              5,646            936,014
 Mortgage-backed securities                              1,273,251            108,367             18,924          1,362,694
 Other asset-backed securities                             299,809              8,186              1,286            306,709
 Derivatives hedging fixed maturities
  (Note 3)                                                   2,098                292              1,973                417
                                                        -------------------------------------------------------------------
 Total fixed maturities                                  2,765,488            140,089             30,493          2,875,084

 Preferred stocks (nonredeemable)                            2,112                 66                301              1,877
 Common stocks                                               2,787                756                 75              3,468
                                                        -------------------------------------------------------------------
 Total equity securities                                     4,899                822                376              5,345
                                                        -------------------------------------------------------------------
Total                                                   $2,770,387           $140,911            $30,869         $2,880,429
                                                        ===================================================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)


The amortized cost and fair value of investments in fixed maturities at December 31, 1997, by contractual maturity, are shown in the following table (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                               AMORTIZED
                                                                 COST         FAIR VALUE
                                                              ----------------------------
 Available for sale:
 Due in one year or less                                      $   35,748       $   35,665
 Due after one year through five years                           313,045          320,825
 Due after five years through ten years                          486,875          503,629
 Due after ten years                                             561,198          584,508
                                                              ---------------------------
                                                               1,396,866        1,444,627

Mortgage-backed securities                                     1,165,376        1,248,254
Other asset-backed securities                                    443,473          456,174
Derivatives                                                        1,297            3,300
                                                              ---------------------------
Total available-for-sale                                      $3,007,012       $3,152,355
                                                              ===========================


Changes in unrealized gains (losses) on investments in available-for-sale securities for the years ended December 31, 1997, 1996 and 1995 are summarized as follows (in thousands):



                                                               DECEMBER 31, 1997
                                                 ----------------------------------------------
                                                    FIXED               EQUITY           TOTAL
                                                 ----------------------------------------------
Gross unrealized gains                             $161,625            $1,513          $163,138
Gross unrealized losses                              16,282               248            16,530
                                                 ----------------------------------------------
Net unrealized gains (losses)                       145,343             1,265           146,608
Deferred income tax (expense)
 benefit                                            (50,873)             (443)          (51,316)
                                                 ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                               94,470               822            95,292
Less:
 Balance at beginning of year                        71,237               289            71,526
                                                 ----------------------------------------------
Change in net unrealized gains
 (losses)                                          $ 23,233            $  533           $23,766
                                                 ===============================================

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)



                                                            DECEMBER 31, 1996
                                            ----------------------------------------------
                                               FIXED                EQUITY          TOTAL
                                            ----------------------------------------------
Gross unrealized gains                        $140,089              $822          $140,911
Gross unrealized losses                         30,493               376            30,869
                                            ----------------------------------------------
Net unrealized gains (losses)                  109,596               446           110,042
Deferred income tax (expense)
 benefit                                       (38,359)             (157)          (38,516)
                                            ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                          71,237               289            71,526
Less:
 Balance at beginning of year                   99,389              (147)           99,242
                                            ----------------------------------------------
Change in net unrealized gains
 (losses)                                     $(28,152)             $436          $(27,716)
                                            ==============================================

                                                            DECEMBER 31, 1995
                                            ----------------------------------------------
                                               FIXED                EQUITY         TOTAL
                                            ----------------------------------------------
Gross unrealized gains                        $177,511              $288          $177,799
Gross unrealized losses                         24,605               512            25,117
                                            ----------------------------------------------
Net unrealized gains (losses)                  152,906              (224)          152,682
Deferred income tax (expense)
 benefit                                       (53,517)               77           (53,440)
                                            ----------------------------------------------
Net unrealized gains (losses) after
 taxes                                          99,389              (147)           99,242
Less:
 Balance at beginning of year                  (18,854)             (558)          (19,412)
                                            ----------------------------------------------
Change in net unrealized gains
 (losses)                                     $118,243              $411          $118,654
                                            ==============================================

As part of its overall investment management strategy, the Company has entered into agreements to purchase $9,595,943 in fixed maturity securities and $27,910,000 in mortgage loans as of December 31, 1997. These agreements were settled during 1998. The Company had no agreements to sell securities at December 31, 1997.

          Security Life of Denver Insurance Company and Subsidiaries

2. INVESTMENTS (CONTINUED)

Major categories of investment income for the years ended December 31 are summarized as follows (in thousands):



                                                 1997              1996              1995
                                               --------------------------------------------
Fixed maturities                                 $259,936       $240,931          $190,327
Mortgage loans on real estate                      40,908         29,143            16,601
Policy loans                                       56,087         52,205            55,438
Other investments                                   3,159          2,197             4,360
                                               -------------------------------------------
                                                  360,090        324,476           266,726
Investment expenses                               (19,192)       (12,355)          (10,661)
                                               -------------------------------------------
Net investment income                            $340,898       $312,121          $256,065
                                               ===========================================


Net realized gains on investments for the years ended December 31 are summarized as follows (in thousands):


                                                 1997              1996              1995
                                               -------------------------------------------
Fixed maturities                                 $27,717        $4,540              $6,538
Equity securities                                    (57)           79                   5
Real estate and other                                985           151                  21
                                               -------------------------------------------
Net realized gains on
 investments                                     $28,645        $4,770              $6,564
                                               ===========================================

During 1997, 1996 and 1995, debt and marketable equity securities available-for-sale were sold with fair values at the date of sale of $2,281,886,000, $334,482,000 and $306,219,000, respectively. Gross gains of $41,017,000,
$7,248,000 and $9,691,000 and gross losses of $13,357,000, $2,629,000 and
$3,148,000 were realized on those sales in 1997, 1996 and 1995, respectively.

At December 31, 1997 and 1996, bonds with an amortized cost of $28,434,000 and $26,140,000, respectively, were on deposit with various state insurance departments to meet regulatory requirements.

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING


The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or assets.

Gains and losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.

The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contacts.

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)


The table below summarizes the Company's interest rate contracts at December 31, 1997 and 1996 (in thousands):


                                                                   DECEMBER 31, 1997
                                              ---------------------------------------------------------------
                                                 NOTIONAL            AMORTIZED       FAIR          BALANCE
                                                  AMOUNT               COST          VALUE          SHEET
                                              ---------------------------------------------------------------
Interest rate contracts:
 Swaps                                          $  913,630          $  (185)       $  (625)         $   (625)
 Swaps-affiliates                                  879,745              185          1,429             1,429
                                              ---------------------------------------------------------------
Total swaps                                      1,793,375                -            804               804

 Caps owned                                        760,000              986            766               766
                                              ---------------------------------------------------------------
Total caps owned                                   760,000              986            766               766
                                              ---------------------------------------------------------------

 Floors owned                                      354,000              311          1,730             1,730
                                              ---------------------------------------------------------------
Total floors owned                                 354,000              311          1,730             1,730
 Options owned                                     384,300            6,192          4,312             4,312
                                              ---------------------------------------------------------------
 Options owned-affiliates                          384,300           (6,192)        (4,312)           (4,312)
                                              ---------------------------------------------------------------
Total options owned                                768,600                -              -                 -
                                              ---------------------------------------------------------------

Total derivatives                               $3,675,975          $ 1,297        $ 3,300          $  3,300
                                              ===============================================================

          Security Life of Denver Insurance Company and Subsidiaries

3. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)




                                                                         DECEMBER 31, 1996
                                               ---------------------------------------------------------------
                                                NOTIONAL         AMORTIZED        FAIR                BALANCE
                                                 AMOUNT             COST          VALUE                SHEET
                                               ---------------------------------------------------------------
Interest rate contracts:
 Swaps                                           $794,520          $     -          $(1,452)           $(1,452)
 Swaps-affiliates                                 774,520                -            1,272              1,272
                                               ---------------------------------------------------------------
Total caps owned                                1,569,040                -             (180)              (180)
                                               ---------------------------------------------------------------
 Caps owned                                       400,000            2,073              592                592
                                               ---------------------------------------------------------------
Total caps owned                                  400,000            2,073              592                592
                                               ---------------------------------------------------------------
 Floors owned                                     100,000               25                5                  5
                                               ---------------------------------------------------------------
Total floors owned                                100,000               25                5                  5
                                               ---------------------------------------------------------------
 Options owned                                    212,000            3,330            3,772              3,772
 Options owned-affiliates                         212,000           (3,330)          (3,772)            (3,772)
                                               ---------------------------------------------------------------
Total options owned                               424,000                -                -                  -
                                               ---------------------------------------------------------------
Total derivatives                              $2,493,040          $ 2,098          $   417            $   417
                                               ===============================================================


4. CONCENTRATIONS OF CREDIT RISK

At December 31, 1997, the Company held less-than-investment-grade bonds classified as available-for-sale with a carrying value and market value of $186,614,000. These holdings amounted to 6% of the Company's investments in fixed maturity securities and 2% of total assets. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1997, the Company's commercial mortgages involved a concentration of properties located in Florida (17%), Texas (10%), and Georgia (9%). The remaining commercial mortgages relate to properties located in 29 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $10,911,000.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a non-qualified unfunded Supplemental Employees Retirement Plan (SERP). The benefits of both plans are based on final average earnings from the time of eligibility for the plan, subject to minimum benefits based on career earnings. The Company's funding policy for the qualified plan is to contribute amounts annually to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as may be determined to be appropriate.

The funded status and the amounts recognized in the balance sheets for the defined benefit plan are as follows (in thousands):

                                                                          DECEMBER 31
                                                           1997                                 1996
                                          -----------------------------------------------------------------------------
                                                QUALIFIED                           QUALIFIED
                                                  PLAN               SERP              PLAN                 SERP
                                          -----------------------------------------------------------------------------
Actuarial present value of accumulated
benefit obligation:
     Vested                                         $(31,338)          $(7,903)         $(26,058)           $(6,725)
     Nonvested                                          (805)             (285)             (733)              (132)
                                          -----------------------------------------------------------------------------
                                                     (32,143)           (8,188)          (26,791)            (6,857)
Effect of projected future compensation               (5,658)             (966)           (5,479)              (951)
                                          -----------------------------------------------------------------------------
Projected benefit obligation                         (37,801)           (9,154)          (32,270)            (7,808)
Less plan assets at fair value                        40,150                 -            33,682                  -
                                          -----------------------------------------------------------------------------
Plan assets in excess of projected
     benefit obligation                                2,349            (9,154)            1,412             (7,808)
Unrecognized net asset                                (1,032)                -            (1,316)                 -
Unrecognized prior service benefit cost                  (84)              206               (97)               236
Unrecognized net loss                                     89             4,813             1,930              4,622
                                          -----------------------------------------------------------------------------
Net pension asset (liability)                       $  1,322           $(4,135)         $  1,929            $(2,950)
                                          =============================================================================

As of December 31, 1997 and 1996, the Company recognized an additional liability on the SERP of $3,848,000 and $3,671,000, respectively, as this plan is unfunded and the actuarial present value of accumulated benefit obligation exceeds the net pension liability.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

The net periodic pension cost for the defined benefit plans includes the following components (in thousands):

                                       1997                        1996                         1995
                          -----------------------------------------------------------------------------------------
                              QUALIFIED                   QUALIFIED                   QUALIFIED
                                PLAN          SERP          PLAN          SERP           PLAN           SERP
                          -----------------------------------------------------------------------------------------
Service cost                     $ 1,420        $  524       $ 1,320        $  388        $ 1,147         $  285
Interest cost                      2,613           639         2,262           463          1,856            517
Return on plan assets             (7,279)            -        (4,075)            -         (3,497)             -
Net amortization and
     deferral                      3,853           339           883           258            553            239
                          -----------------------------------------------------------------------------------------
Net periodic pension
     expense                     $   607        $1,502       $   390        $1,109        $    59         $1,041
                          =========================================================================================

Assumptions used in accounting for the defined benefit plans as of December 31, 1997, 1996, and 1995 were as follows:

                                                      1997              1996              1995
                                              ---------------------------------------------------------
Weighted-average discount rate                        7.25%             7.50%             7.25%
Rate of increase in compensation level                4.25%             4.50%             4.25%
Expected long-term rate of return on assets           9.50%             9.50%             9.50%

Plan assets of the defined benefit plans at December 31, 1997 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds and common stock.

401(K) PLAN

The Security Life of Denver Insurance Company Savings Incentive Plan (the Savings Plan) is a defined contribution plan which is available to substantially all home office employees, who work 1,000 hours or more in a plan year, to provide a savings program for additional retirement benefits. Participants may make contributions to the plan through salary reductions up to a maximum of $9,500 in 1997 and 1996 and $9,240 in 1995. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participants' contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4 1/2% of the individual's salary. Company matching contributions were $1,211,000 for 1997, $1,143,000 for 1996, and $1,071,000 for 1995.

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

Plan assets of the Savings Plan at December 31, 1997 are invested in a group deposit administration contract (the Contract) with the Company, various mutual funds maintained by the Principal Financial Group, and loans to participants. The Contract is a policyholder liability of the Company and had a balance of $26.6 million and $25.5 million at December 31, 1997 and 1996, respectively.

POSTRETIREMENT BENEFITS

In addition to providing pension and profit sharing plans, the Company provides certain health care and life insurance benefits for retired employees. Under the current plans, all employees become eligible for these benefits if they achieve a minimum of 120 months of service prior to retirement. The plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductible amounts and coinsurance.

The following table presents the amounts recognized in the Company's balance sheets (in thousands):

                                                                           DECEMBER 31
                                                            1997                                       1996
                                       -------------------------------------------------------------------------------------
                                                            LIFE                                       LIFE
                                             MEDICAL      INSURANCE                   MEDICAL       INSURANCE
                                              PLAN          PLAN         TOTAL         PLAN            PLAN       TOTAL
                                        ------------------------------------------------------------------------------------
Accumulated postretirement benefit
obligation:
     Retirees                                 $(1,032)       $(1,228)  $ (2,260)      $(1,315)        $(1,226)  $ (2,541)
     Fully eligible active plan
     participants                                (665)          (526)    (1,191)         (409)           (392)      (801)
     Other active plan participants            (2,881)        (1,258)    (4,139)       (2,038)         (1,220)    (3,258)
                                        ------------------------------------------------------------------------------------
                                               (4,578)        (3,012)    (7,590)       (3,762)         (2,838)    (6,600)
Plan assets at fair value                           -              -          -             -               -          -
                                        ------------------------------------------------------------------------------------
Accumulated postretirement benefit
     obligation in excess of plan              (4,578)        (3,012)    (7,590)       (3,762)         (2,838)    (6,600)
      assets
Unrecognized prior service cost                   248             22        270           355              32        387
Unrecognized net gains (losses)                (5,179)         1,130     (4,049)       (5,870)          1,271     (4,599)
                                        ------------------------------------------------------------------------------------
Accrued postretirement benefit cost           $(9,509)       $(1,860)  $(11,369)      $(9,277)        $(1,535)  $(10,812)
                                       =====================================================================================

          Security Life of Denver Insurance Company and Subsidiaries

5. EMPLOYEE BENEFIT PLANS (CONTINUED)

Net periodic postretirement benefit cost for 1997, 1996 and 1995 includes the following components (in thousands):

                                                   1997                            1996                            1995
                                    ------------------------------------------------------------------------------------------------
                                                   LIFE                            LIFE                            LIFE
                                     MEDICAL    INSURANCE              MEDICAL   INSURANCE              MEDICAL  INSURANCE
                                      PLAN        PLAN       TOTAL      PLAN       PLAN       TOTAL      PLAN      PLAN      TOTAL
                                    ------------------------------------------------------------------------------------------------

Service cost                          $ 287       $126      $ 413       $ 236       $151      $ 387      $ 359     $175      $ 534
Interest cost                           313        205        518         268        200        468        291      112        403
Net amortization and deferral          (238)        62       (176)       (275)        89       (186)      (209)      65       (144)
                                    ------------------------------------------------------------------------------------------------

Net periodic postretirement benefit
   cost                               $ 362       $393      $ 755       $ 229       $440      $ 669      $ 441     $352      $ 793
                                    ================================================================================================


The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.25% graded to 5% over 10.5 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 1997 by $784,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 1997 by $112,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.50% at December 31, 1996.

6. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policyholders and are excluded from the amounts reported in the consolidated statements of income except for fees charged for administration services and mortality risk.

          Security Life of Denver Insurance Company and Subsidiaries

7. LEASES

The Company terminated a significant operating lease agreement relating to electronic data processing equipment due to outsourcing of computer operations. The Company incurred $4,819,000 in lease expense in 1997 related to that agreement prior to termination. The Company does not have any other significant lease obligations. Total rental expense for all equipment leases was approximately $4,993,000, $6,151,000 and $5,620,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

8. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 1997, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $1,500,000. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. Consequently, allowances are established for amounts deemed uncollectible. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

The Company assumes and cedes, on a coinsurance basis, guaranteed investment contracts (GICs) to and from affiliates under common ownership. As of December 31, 1997, $2.2 billion of an affiliate's invested assets were held in trust pursuant to these agreements.

          Security Life of Denver Insurance Company and Subsidiaries

8. REINSURANCE (CONTINUED)

These transactions are summarized as follows (in thousands):

                                                                1997                                1996
                                               -----------------------------------------------------------------------
                                                     PREMIUMS            RESERVES          PREMIUMS          RESERVES
                                               -----------------------------------------------------------------------
Direct (nonaffiliated)                              $ 1,673,471         $ 2,527,957        $ 767,312       $ 1,785,689
Assumed from Life Insurance Company of
      Georgia                                            35,000             106,698           50,000           125,512
                                               -----------------------------------------------------------------------
                                                      1,708,471           2,634,655          817,312         1,911,201
Ceded to Columbine Life Insurance Company            (1,479,371)         (2,231,118)        (484,512)       (1,425,545)
Ceded to Life Insurance Company of Georgia             (116,100)           (403,537)        (282,800)         (435,586)
                                               -----------------------------------------------------------------------
Net                                                 $   113,000         $         -        $  50,000       $    50,070
                                               =======================================================================

Ceded GIC reserves totaling $2,635 and $1,861 million as of December 31, 1997 and 1996, respectively, are classified as part of prepaid reinsurance premiums. GIC reserves are reflected at their gross value of $2,635 and $1,911 million as of December 31, 1997 and 1996, respectively.

During 1997 and 1996, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financial and other purposes. These reinsurance transactions, generally known as "surplus relief reinsurance," represent financial arrangements and, in accordance with generally accepted accounting principles, are not reflected in the accompanying financial statements except for the risk fees paid to or received from reinsurers. Surplus relief reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as amounts are recaptured from reinsurers. As of December 31, 1997, all surplus relief reinsurance contracts had been recaptured.

9. INCOME TAXES

The Company files a consolidated federal income tax return with its parent and other U.S. affiliates and subsidiaries, with the exception of First ING. The affiliated companies that join in the filing of the consolidated federal income tax return have an agreement for the allocation of taxes between members that join in the consolidated return. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.

          Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows (in thousands):

                                                                    DECEMBER 31
                                                                 1997               1996
                                                           -----------------------------------
Deferred tax liabilities:
        Deferred policy acquisition costs                      $(239,678)         $(236,445)
        Unrealized gains/losses                                  (51,312)           (38,516)
                                                           -----------------------------------
Total deferred tax liabilities                                  (290,990)          (274,961)

Deferred tax assets:
        Benefit reserves and surplus relief                      111,610            123,410
        Tax-basis deferred policy acquisition costs               71,241             60,727
        Investment income                                         13,459             11,037
        Unearned investment income                                 9,208              8,705
        Nonqualified deferred compensation                        14,129             10,649
        Postretirement employee benefits                           3,979              3,784
        Separate accounts                                          8,571              4,138
        Other, net                                                 4,964              3,970
                                                           -----------------------------------
Total deferred tax assets                                        237,161            226,420
                                                           -----------------------------------
Net deferred tax liabilities                                   $ (53,829)         $ (48,541)
                                                           ===================================

The components of federal income tax expense consist of the following (in thousands):

                                                               DECEMBER 31
                                                  1997            1996            1995
                                           ---------------------------------------------------
Current                                             $37,542         $10,340        $(48,136)
Deferred                                              9,477          11,536          72,870
Current year change in valuation
       allowance                                          -               -            (438)
                                           ---------------------------------------------------
Federal income tax expense                          $47,019         $21,876        $ 24,296
                                           ===================================================

The Company's effective income tax rate did not vary significantly from the statutory federal income tax rate.

          Security Life of Denver Insurance Company and Subsidiaries

9. INCOME TAXES (CONTINUED)

Prior to 1995 a valuation allowance had been established by the Company to account for the fact that the full benefit of the deferred tax asset established by First ING for tax-basis deferred policy acquisition costs more than likely would not be fully realized. In 1995, a change in judgment about the realization of the deferred tax asset occurred and the valuation allowance was removed.

The Company had net income tax payments (receipts) of $55,468,000 during 1997, $(61,467,000) during 1996, and $25,875,000 during 1995 for current income tax payments and settlements of prior year returns.

The Policyholder's Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gains from operations" which were not subject to current taxation under the Life Insurance Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $70,800,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholder's Surplus Account exceed certain limits, or if distributions to the stockholder exceed amounts in the Stockholder's Surplus Account, to the extent of such excess amount or excess distributions, as determined for income tax purposes, amounts in the Policyholder's Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax which would be paid at the current tax rate is $24,780,000. The Company does not anticipate any such action or foresee any events which would result in such tax; accordingly, a deferred tax liability has not been established.

10. LONG-TERM DEBT

Long-term indebtedness to related parties for $75,000,000 represents the cumulative cash draws on a $100,000,000 commitment from ING America Insurance Holdings, Inc. through December 31, 1997. Additional draws may be made by the
Company at its option through December 1, 2004.   This subordinated note bears
interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury Bonds plus 1/4% adjusted annually.

The repayment of this note requires approval of the Commissioner of Insurance of the State of Colorado and is payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level.

          Security Life of Denver Insurance Company and Subsidiaries

10. LONG-TERM DEBT (CONTINUED)

The principal and interest is scheduled to be repaid in five annual installments beginning December 31, 1999 and continuing through December 31, 2003, with the option of prepaying any outstanding principal and accrued interest. As of December 31, 1997, the Company accrued interest of $5,100,000. Upon receiving approval from the Commissioner of Insurance of the State of Colorado, the Company made a $3,668,000 payment for accrued interest during 1997.

Future minimum payments, assuming a current effective interest rate of 6.40%, are as follows (in thousands):

                                                           TOTAL
                YEAR                                      PAYMENTS
               -----------------------------------------------------
                1999                                       $ 20,456
                2000                                         20,456
                2001                                         20,456
                Subsequent years                             40,911
                                                        ------------
                Total                                       102,279
                Less imputed interest                       (27,279)
                                                        ------------
                Present value of payments                  $ 75,000
                                                        ============

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES

Security Life and its insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by their state of domicile. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within the state, and may change in the future.

The NAIC is in the process of codifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that Security Life uses to prepare its statutory-basis financial statements. Codification, which was approved by the NAIC in March 1998, will require adoption by the various states before it becomes the prescribed

          Security Life of Denver Insurance Company and Subsidiaries

11. STATUTORY ACCOUNTING INFORMATION AND PRACTICES (CONTINUED)

statutory basis of accounting for insurance companies domiciled within those states. Accordingly, before Codification becomes effective for Security Life, the State of Colorado must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Colorado will adopt Codification.

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding Universal Life Reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado Statutes. The NAIC UL Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

The NAIC prescribes Risk-Based Capital (RBC) requirements for life/health insurance companies. At December 31, 1997, the Company exceeded all minimum RBC requirements.

Combined capital and surplus, determined in accordance with statutory accounting practices (SAP), was $403,239,000 and $366,451,000 at December 31, 1997 and
1996, respectively. Combined net income, determined in accordance with SAP, was $22,261,000, $9,141,000, and $11,771,000 for the years ended December 31, 1997,
1996, and 1995, respectively.

Security Life is required to maintain a minimum total statutory capital and surplus in the state of domicile of $1,500,000. Midwestern United is required to maintain minimum statutory capital of $200,000 and surplus of $250,000 in the state of domicile. First ING is required to maintain minimum statutory capital of $1,000,000 and paid-in surplus of at least 50% of paid-in capital in the state of domicile. Each company exceeded its respective minimum statutory capital and surplus requirements at December 31, 1997. Additionally, the amount of dividends which can be paid by each company to its stockholder without prior approval of the various state insurance departments is generally limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. Life insurance liabilities that contain mortality risk and all nonfinancial instruments are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments at December 31, 1997 and 1996 are summarized below (in thousands):

                                          DECEMBER 31, 1997                   DECEMBER 31, 1996
                                 ----------------------------------   -------------------------------
                                         CARRYING                           CARRYING
                                          AMOUNT        FAIR VALUE           AMOUNT        FAIR VALUE
                                 ----------------------------------   -------------------------------
ASSETS
Fixed maturities (Note 2)               $3,152,355       $3,152,355        $2,875,084      $2,875,084
Equity securities (Note 2)                   8,019            8,019             5,345           5,345
Commercial mortgages                       568,591          621,861           445,073         461,777
Residential mortgages                        8,029            8,158             7,722           7,589
Policy loans                               875,405          875,405           795,311         795,311

LIABILITIES
Guaranteed investment
  contracts, net of reinsurance         $        -       $        -        $   50,070      $   50,070
Supplemental contracts
  without life contingencies                 4,240            4,240             3,023           3,023
Other policyholder funds left
  on deposit                                99,545           99,545            98,824          98,824
Individual and group
  annuities, net of reinsurance             43,313           43,077            45,576          45,228

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values of all other financial instruments approximate their fair values.

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments:

 FIXED MATURITIES AND EQUITY SECURITIES:  The fair values for fixed maturities
 --------------------------------------
 (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements and collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality and maturity which fall within a range between 2% - 12% over the total portfolio. The fair values of equity securities are based on quoted market prices.

 MORTGAGE LOANS:  Estimated market values for commercial real estate loans are
 --------------
 generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these are discounted at a greater spread to reflect increased risk.

 All residential loans are valued at their outstanding principal balances, which approximate their fair values.

 POLICY LOANS:  The carrying amounts reported in the balance sheets for these
 ------------
 financial instruments approximate their fair values.

 DERIVATIVE FINANCIAL INSTRUMENTS:  Fair values for on-balance-sheet derivative
 --------------------------------
 financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Security Life of Denver Insurance Company and Subsidiaries

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

 GUARANTEED INVESTMENT CONTRACTS:  The fair values of the Company's guaranteed
 -------------------------------
 investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 OTHER INVESTMENT-TYPE INSURANCE CONTRACTS:  The fair values of the Company's
 -----------------------------------------
 deferred annuity contracts are estimated based on the cash surrender value. The carrying values of other liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies and premium deposits, approximate their fair values.

 OFF-BALANCE-SHEET INSTRUMENTS:  The Company had synthetic guaranteed investment
 -----------------------------
 contract sales in the amounts of $1,000,000 and $55,780,000 in 1997 and 1996, respectively, to trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $493,757,000 and $637,151,000 at December 31, 1997 and 1996, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 80% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

 LETTERS OF CREDIT
 -----------------

 The Company is the beneficiary of letters of credit totaling $175,367,000 which have a market value to the Company of $0 and two lines of credit totaling $225,484,000 which have a market value to the Company of $0 (see Note 14).

13. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a material adverse effect on the Company's financial position or interfere with its operations.

          Security Life of Denver Insurance Company and Subsidiaries

14. OTHER FINANCING ARRANGEMENTS

The Company has a $125,484,000 line of credit issued by the Company's parent to provide short-term liquidity. The Company has an additional non-affiliated line of credit of $100,000,000, also to provide short-term liquidity, which expires July 31, 1998. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. There were no outstanding borrowings under either of these agreements at December 31, 1997 or 1996. The average balance of short-term debt was $26.5 million during 1997.
The weighted average interest rate paid on this debt during 1997 was 5.71% (see
Note 12).

The Company is the beneficiary of letters of credit totaling $175,367,000 that were established in accordance with the terms of reinsurance agreements. The terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise cancelled or terminated by either party to the financing. The letters were unused during both 1997 and 1996.

YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The total Year 2000 project cost is estimated at approximately $8.5 million. To date the Company has incurred approximately $1 million, primarily for assessment of the Year 2000 issue and development of the modification plan. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.

                             Financial Statements


                             SECURITY LIFE SEPARATE ACCOUNT L1
                             OF SECURITY LIFE OF DENVER
                             INSURANCE COMPANY


                             Year ended December 31, 1997
                             with Report of Independent Auditors

                       Security Life Separate Account L1

                              Financial Statements


                          Year ended December 31, 1997



                                    CONTENTS

Report of Independent Auditors.........................................   102

Financial Statements

Statement of Net Assets................................................   103
Statements of Operations...............................................   109
Statements of Changes in Net Assets....................................   127
Notes to Financial Statements..........................................   145


                        Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
 Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 (comprising, respectively, the Neuberger & Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth, Government Income and Partners Divisions) ("N&B"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Industrial Income, High Yield and Utilities Divisions) ("INVESCO") and Van Eck Worldwide Trust (comprising the Worldwide Balanced and Worldwide Hard Assets Divisions) ("Van Eck") Portfolios) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

Denver, Colorado
April 13, 1998

                                              /s/
                                              ERNST & YOUNG, LLP

                       Security Life Separate Account L1

                            Statement of Net Assets

                               December 31, 1997


                                              TOTAL
                                               ALL          TOTAL         TOTAL         TOTAL         TOTAL         TOTAL
                                            DIVISIONS        N&B          ALGER        FIDELITY      INVESCO       VAN ECK
                                          ---------------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
market value; combined cost
     $147,677,007 (See Note C)            $161,182,191   $26,710,339   $28,827,945   $89,758,414   $14,586,803   $1,298,690
                                          ---------------------------------------------------------------------------------
Total assets                               161,182,191    26,710,339    28,827,945    89,758,414    14,586,803    1,298,690
                                          ---------------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver       (1,303,829)     (155,132)      (78,097)   (1,024,926)      (46,534)         860
Due to (from) other divisions                        -       (59,025)      805,434       147,171      (893,312)        (268)
                                          ---------------------------------------------------------------------------------
Total liabilities                           (1,303,829)     (214,157)      727,337      (877,755)     (939,846)         592
                                          ---------------------------------------------------------------------------------

Net assets                                $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          =================================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
     policyholders (See Note B)           $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          ---------------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $162,486,020   $26,924,496   $28,100,608   $90,636,169   $15,526,649   $1,298,098
                                          =================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                           N & B
                                          ----------------------------------------------------------------------
                                             TOTAL         LIMITED                       GOVERNMENT
                                              N&B       MATURITY BOND       GROWTH         INCOME      PARTNERS
                                          ----------------------------------------------------------------------
ASSETS
Investments in mutual funds at
      market value                        $26,710,339    $  6,674,552   $  5,492,716   $   894,319  $ 13,648,752
                                          ----------------------------------------------------------------------
Total assets                               26,710,339       6,674,552      5,492,716       894,319    13,648,752
                                          ----------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver        (155,132)          3,700        (25,110)          642      (134,364)
Due to (from) other divisions                 (59,025)         (4,314)       (45,846)            -        (8,865)
                                          ----------------------------------------------------------------------
Total liabilities                            (214,157)           (614)       (70,956)          642      (143,229)
                                          ----------------------------------------------------------------------

Net assets                                $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ======================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
      policyholders (See Note B)          $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ----------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $26,924,496    $  6,675,166   $  5,563,672   $   893,677  $ 13,791,981
                                          ======================================================================

Number of division units outstanding
     (See Note G)                                         552,985.394    316,146.084    75,811.559   626,285.721
                                                         =======================================================

Value per divisional unit                                $      12.07   $      17.60   $     11.79  $      22.02
                                                         =======================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                            ALGER
                                          -------------------------------------------------------------------------
                                                           AMERICAN        AMERICAN                      AMERICAN
                                             TOTAL           SMALL          MIDCAP        AMERICAN       LEVERAGED
                                             ALGER      CAPITALIZATION      GROWTH         GROWTH         ALLCAP
                                          -------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
      market value                        $28,827,945     $ 11,275,478   $  5,019,978   $  9,621,704   $  2,910,785
                                          -------------------------------------------------------------------------
Total assets                               28,827,945       11,275,478      5,019,978      9,621,704      2,910,785
                                          -------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver         (78,097)         (58,698)       (28,582)         7,334          1,849
Due to (from) other divisions                 805,434          875,064        (66,978)        (1,809)          (843)
                                          -------------------------------------------------------------------------
Total liabilities                             727,337          816,366        (95,560)         5,525          1,006
                                          -------------------------------------------------------------------------

Net assets                                $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          =========================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
      policyholders (See Note B)          $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          -------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $28,100,608     $ 10,459,112   $  5,115,538   $  9,616,179   $  2,909,779
                                          =========================================================================

Number of division units outstanding
     (See Note G)                                          648,733.740    288,809.482    569,990.309    148,542.639
                                                        ===========================================================

Value per divisional unit                                 $      16.12   $      17.71   $      16.87   $      19.59
                                                        ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997


                                                                                   FIDELITY
                                         ------------------------------------------------------------------------------------------
                                            TOTAL          ASSET                                          MONEY
                                           FIDELITY       MANAGER        GROWTH        OVERSEAS          MARKET         INDEX 500
                                         ------------------------------------------------------------------------------------------
ASSETS
Investments in mutual funds at
     market value                        $89,758,414   $  6,058,206   $ 18,086,505   $ 12,199,260   $   14,300,455   $   39,113,988
                                         ------------------------------------------------------------------------------------------
Total assets                              89,758,414      6,058,206     18,086,505     12,199,260       14,300,455       39,113,988
                                         ------------------------------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver     (1,024,926)        (6,196)        14,297        (18,336)        (948,591)         (66,100)

Due to (from) other divisions                147,171        (72,671)        (2,714)        (8,183)         235,787           (5,048)

                                         ------------------------------------------------------------------------------------------
Total liabilities                           (877,755)       (78,867)        11,583        (26,519)        (712,804)         (71,148)

                                         ------------------------------------------------------------------------------------------

Net assets                               $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ==========================================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
     policyholders (See Note B)          $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ------------------------------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES              $90,636,169   $  6,137,073   $ 18,074,922   $ 12,225,779   $   15,013,259   $   39,185,136
                                         ==========================================================================================

Number of division units outstanding
     (See Note G)                                       410,906.106    983,842.388    950,328.899    1,303,059.881    1,863,056.104
                                                    ===============================================================================

Value per divisional unit                              $      14.94   $      18.37   $      12.86   $        11.52   $        21.03
                                                    ===============================================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997

                                                                      INVESCO
                                          ----------------------------------------------------------------------
                                             TOTAL          TOTAL       INDUSTRIAL
                                            INVESCO        RETURN         INCOME       HIGH YIELD     UTILITIES
                                          ----------------------------------------------------------------------
ASSETS
Investments in mutual funds at
   market value                           $14,586,803   $  3,029,149   $  5,932,858   $  4,464,195   $ 1,160,601
                                          ----------------------------------------------------------------------
Total assets                               14,586,803      3,029,149      5,932,858      4,464,195     1,160,601
                                          ----------------------------------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver         (46,534)       (12,342)       (23,188)       (11,794)          790
Due to (from) other divisions                (893,312)        (3,119)        (2,098)      (888,095)            -
                                          ----------------------------------------------------------------------
Total liabilities                            (939,846)       (15,461)       (25,286)      (899,889)          790
                                          ----------------------------------------------------------------------

Net assets                                $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ======================================================================

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (See Note B)             $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ----------------------------------------------------------------------

TOTAL POLICYHOLDER RESERVES               $15,526,649   $  3,044,610   $  5,958,144   $  5,364,084   $ 1,159,811
                                          ======================================================================

Number of division units outstanding
   (See Note G)                                          184,042.238    297,553.033    333,501.857    78,118.685
                                                        ========================================================

Value per divisional unit                               $      16.54   $      20.02   $      16.08   $     14.85
                                                        ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                               December 31, 1997

                                                               VAN ECK
                                             -----------------------------------------------
                                                                                 WORLDWIDE
                                                TOTAL           WORLDWIDE           HARD
                                               VAN ECK           BALANCED          ASSETS
                                             -----------------------------------------------
ASSETS
Investments in mutual funds at
   market value                              $1,298,690        $   387,596       $   911,094
                                             -----------------------------------------------
Total assets                                  1,298,690            387,596           911,094
                                             -----------------------------------------------

LIABILITIES
Due to (from) Security Life of Denver               860                248               612
Due to (from) other divisions                      (268)                 -              (268)
                                             -----------------------------------------------
Total liabilities                                   592                248               344
                                             -----------------------------------------------

Net assets                                   $1,298,098        $   387,348       $   910,750
                                             ===============================================

POLICYHOLDER RESERVES
Reserves attributable to the
   policyholders (See Note B)                $1,298,098        $   387,348       $   910,750
                                             -----------------------------------------------

TOTAL POLICYHOLDER RESERVES                  $1,298,098        $   387,348       $   910,750
                                             ===============================================

Number of division units outstanding
   (See Note G)                                                 32,139.282        77,046.773
                                                         ===================================

Value per divisional unit                                      $     12.05       $     11.82
                                                         ===================================

See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1997

                                             TOTAL
                                              ALL        TOTAL       TOTAL       TOTAL       TOTAL       TOTAL
                                           DIVISIONS      N&B        ALGER      FIDELITY    INVESCO     VAN ECK
                                          ---------------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 4,158,702  $  678,740  $  323,895  $2,094,346  $1,039,818  $ 21,903
Less:  Valuation period deductions
   (See Note B)                               813,630     135,310     141,930     461,022      67,625     7,743
                                          ---------------------------------------------------------------------
Net investment income (loss)                3,345,072     543,430     181,965   1,633,324     972,193    14,160
                                          ---------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                              3,199,375     406,286     894,818   1,320,426     523,956    53,889

Net unrealized gains (losses) on
   investments                             10,643,150   2,273,595   1,647,989   6,476,412     298,662   (53,508)
                                          ---------------------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 13,842,525   2,679,881   2,542,807   7,796,838     822,618       381
                                          ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $17,187,597  $3,223,311  $2,724,772  $9,430,162  $1,794,811  $ 14,541
                                          =====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                     N & B
                                          ------------------------------------------------------------
                                            TOTAL        LIMITED                GOVERNMENT
                                             N&B      MATURITY BOND    GROWTH     INCOME     PARTNERS
                                          ------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  678,740       $156,667   $183,497    $ 72,086  $  266,490
Less:  Valuation period deductions
   (See Note B)                              135,310         33,725     24,959      10,366      66,260
                                          ------------------------------------------------------------
Net investment income (loss)                 543,430        122,942    158,538      61,720     200,230
                                          ------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               406,286        (20,056)    14,997      25,762     385,583
Net unrealized gains (losses) on
   investments                             2,273,595        159,151    533,906      26,882   1,553,656
                                          ------------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 2,679,881        139,095    548,903      52,644   1,939,239
                                          ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $3,223,311       $262,037   $707,441    $114,364  $2,139,469
                                          ============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                     ALGER
                                          -----------------------------------------------------------
                                                         AMERICAN     AMERICAN               AMERICAN
                                            TOTAL         SMALL        MIDCAP    AMERICAN   LEVERAGED
                                            ALGER     CAPITALIZATION   GROWTH     GROWTH      ALLCAP
                                          -----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  323,895        $218,789  $ 55,945  $   49,161  $       -
Less:  Valuation period deductions
   (See Note B)                              141,930          51,004    28,138      48,785     14,003
                                          -----------------------------------------------------------
Net investment income (loss)                 181,965         167,785    27,807         376    (14,003)
                                          -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
   investments                               894,818         114,651   228,363     237,727    314,077
Net unrealized gains (losses) on
   investments                             1,647,989         483,518   246,489     970,056    (52,074)
                                          -----------------------------------------------------------
Net realized and unrealized gains
   (losses) on investments                 2,542,807         598,169   474,852   1,207,783    262,003
                                          -----------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS       $2,724,772        $765,954  $502,659  $1,208,159   $248,000
                                          ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                       FIDELITY
                                          ------------------------------------------------------------------
                                            TOTAL      ASSET                             MONEY
                                           FIDELITY   MANAGER     GROWTH     OVERSEAS    MARKET   INDEX 500
                                          ------------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $2,094,346  $204,696  $  274,868  $ 451,874   $764,538  $  398,370
Less:  Valuation period deductions
     (See Note B)                            461,022    27,097      91,298     60,714    107,253     174,660
                                          ------------------------------------------------------------------
Net investment income (loss)               1,633,324   177,599     183,570    391,160    657,285     223,710
                                          ------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                           1,320,426    33,000     662,436    332,544          -     292,446
Net unrealized gains (losses) on
     investments                           6,476,412   350,408   1,347,793   (305,456)         -   5,083,667
                                          ------------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               7,796,838   383,408   2,010,229     27,088          -   5,376,113
                                          ------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $9,430,162  $561,007  $2,193,799  $ 418,248   $657,285  $5,599,823
                                          ==================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                  INVESCO
                                          --------------------------------------------------------
                                            TOTAL      TOTAL    INDUSTRIAL
                                           INVESCO     RETURN     INCOME    HIGH YIELD   UTILITIES
                                          --------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $1,039,818  $ 76,461    $417,376   $ 519,369    $ 26,612
Less:  Valuation period deductions
     (See Note B)                             67,625    12,921      27,525      23,478       3,701
                                          --------------------------------------------------------
Net investment income (loss)                 972,193    63,540     389,851     495,891      22,911
                                          --------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             523,956    46,241     116,951     269,799      90,965
Net unrealized gains (losses) on
     investments                             298,662   203,429     324,767    (253,231)     23,697
                                          --------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                 822,618   249,670     441,718      16,568     114,662
                                          --------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $1,794,811  $313,210    $831,569   $ 512,459    $137,573
                                          ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                              VAN ECK
                                       ----------------------------------------------------
                                                                               WORLDWIDE
                                             TOTAL            WORLDWIDE           HARD
                                            VAN ECK           BALANCED           ASSETS
                                       ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                     $ 21,903           $ 9,006         $ 12,897
Less:  Valuation period deductions
      (See Note B)                                 7,743             3,329            4,414
                                       ----------------------------------------------------
Net investment income (loss)                      14,160             5,677            8,483
                                       ----------------------------------------------------

REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
      investments                                 53,889            37,785           16,104
Net unrealized gains (losses) on
      investments                                (53,508)            4,122          (57,630)
                                       ----------------------------------------------------
Net realized and unrealized gains
      (losses) on investments                        381            41,907          (41,526)
                                       ----------------------------------------------------

NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                                $ 14,541           $47,584         $(33,043)
                                       ====================================================

See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1996

                                            TOTAL
                                             ALL       TOTAL     TOTAL      TOTAL       TOTAL     TOTAL
                                          DIVISIONS     N&B      ALGER     FIDELITY    INVESCO   VAN ECK
                                          --------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $1,183,779  $292,143  $ 56,842  $  593,973  $238,653   $ 2,168
Less:  Valuation period deductions
     (See Note B)                            241,127    50,116    44,898     128,637    14,752     2,724
                                          --------------------------------------------------------------
Net investment income (loss)                 942,652   242,027    11,944     465,336   223,901      (556)
                                          --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             401,852    86,478    62,058      97,833   143,358    12,125
Net unrealized gains (losses) on
     investments                           2,675,307   557,274   396,915   1,736,167   (43,084)   28,035

                                          --------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               3,077,159   643,752   458,973   1,834,000   100,274    40,160
                                          --------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $4,019,811  $885,779  $470,917  $2,299,336  $324,175   $39,604
                                          ==============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    N & B
                                          ---------------------------------------------------------
                                           TOTAL       LIMITED                 GOVERNMENT
                                            N&B     MATURITY BOND    GROWTH      INCOME    PARTNERS
                                          ---------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $292,143       $127,305   $ 76,287      $35,420  $ 53,131
Less:  Valuation period deductions
     (See Note B)                           50,116         13,218      9,400        8,882    18,616
                                          ---------------------------------------------------------
Net investment income (loss)               242,027        114,087     66,887       26,538    34,515
                                          ---------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            86,478        (16,561)   (22,601)       3,867   121,773
Net unrealized gains (losses) on
     investments                           557,274        (29,330)    65,061          443   521,100
                                          ---------------------------------------------------------

Net realized and unrealized gains
     (losses) on investments               643,752        (45,891)    42,460        4,310   642,873
                                          ---------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $885,779       $ 68,196   $109,347      $30,848  $677,388
                                          =========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    ALGER
                                          --------------------------------------------------------
                                                       AMERICAN      AMERICAN             AMERICAN
                                           TOTAL         SMALL        MIDCAP   AMERICAN  LEVERAGED
                                           ALGER    CAPITALIZATION    GROWTH    GROWTH     ALLCAP
                                          --------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 56,842     $  7,668      $ 10,435  $ 37,109   $ 1,630
Less:  Valuation period deductions
     (See Note B)                           44,898       18,457         7,398    16,087     2,956
                                          --------------------------------------------------------
Net investment income (loss)                11,944      (10,789)        3,037    21,022    (1,326)
                                          --------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            62,058        8,187         9,936    22,907     21,028
Net unrealized gains (losses) on
     investments                           396,915       58,340        89,398   227,107     22,070
                                          --------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               458,973       66,527        99,334   250,014     43,098
                                          --------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $470,917     $ 55,738      $102,371  $271,036    $41,772
                                          ========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    FIDELITY
                                          -------------------------------------------------------------
                                             TOTAL     ASSET                        MONEY
                                            FIDELITY  MANAGER   GROWTH   OVERSEAS   MARKET    INDEX 500
                                          -------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $  593,973  $ 9,800  $109,786  $ 27,966  $246,349  $  200,072
Less:  Valuation period deductions
     (See Note B)                            128,637    3,818    25,455    16,972    35,006      47,386
                                          -------------------------------------------------------------
Net investment income (loss)                 465,336    5,982    84,331    10,994   211,343     152,686
                                          -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                              97,833    7,905     9,661    34,235         -      46,032
Net unrealized gains (losses) on
     investments                           1,736,167   63,068   273,435   238,529         -   1,161,135
                                          -------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               1,834,000   70,973   283,096   272,764         -   1,207,167
                                          -------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $2,299,336  $76,955  $367,427  $283,758  $211,343  $1,359,853
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                  INVESCO
                                          -------------------------------------------------------
                                            TOTAL     TOTAL   INDUSTRIAL
                                           INVESCO   RETURN     INCOME      HIGH YIELD  UTILITIES
                                          -------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $238,653   $25,285   $ 93,816      $114,676     $ 4,876
Less:  Valuation period deductions
     (See Note B)                           14,752     3,402      4,272         6,357         721
                                          -------------------------------------------------------
Net investment income                      223,901    21,883     89,544       108,319       4,155
                                          -------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                           143,358    28,264     30,929        82,830       1,335
Net unrealized gains (losses) on
     investments                           (43,084)   10,956     (7,082)      (53,402)      6,444
                                          -------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               100,274    39,220     23,847        29,428       7,779
                                          -------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $324,175   $61,103   $113,391      $137,747     $11,934
                                          =======================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                     VAN ECK
                                              ----------------------------------------------------
                                                   TOTAL               WORLDWIDE        WORLDWIDE
                                                  VAN ECK              BALANCED        HARD ASSETS
                                              ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                       $ 2,168               $   169           $ 1,999
Less:  Valuation period deductions
     (See Note B)                                   2,724                 1,304             1,420
                                              ---------------------------------------------------
Net investment income (loss)                         (556)               (1,135)              579
                                              ---------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                                   12,125                 2,984             9,141
Net unrealized gains (losses) on
     investments                                   28,035                19,343             8,692
                                              ---------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                       40,160                22,327            17,833
                                              ---------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                   $39,604               $21,192           $18,412
                                              ===================================================


See accompanying notes.

                       Security Life Separate Account L1

                            Statement of Operations

                         Year Ended December 31, 1995

                                            TOTAL
                                             ALL        TOTAL       TOTAL      TOTAL      TOTAL     TOTAL
                                          DIVISIONS      N&B        ALGER     FIDELITY   INVESCO   VAN ECK
                                          ----------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 134,683   $     104   $      3   $  78,541   $55,575    $  460
Less:  Valuation period deductions
     (See Note B)                            37,280      11,277      5,431      18,478     1,863       231
                                          ----------------------------------------------------------------
Net investment income (loss)                 97,403     (11,173)    (5,428)     60,063    53,712       229
                                          ----------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                             76,547      25,418     17,143      28,840     4,788       358
Net unrealized gains (losses) on
     investments                            186,727     144,429    (54,571)    102,924    (6,574)      519
                                          ----------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                263,274     169,847    (37,428)    131,764    (1,786)      877
                                          ----------------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $ 360,677   $ 158,674   $(42,856)  $ 191,827   $51,926    $1,106
                                          ================================================================


See accompanying notes.

                       Security Life Separate Account L1

                          Year Ended December 31, 1995

                                                                     N & B
                                          ----------------------------------------------------------
                                            TOTAL       LIMITED                GOVERNMENT
                                             N&B     MATURITY BOND    GROWTH     INCOME     PARTNERS
                                          ----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $    104      $    65      $    34   $        -    $     5
Less:  Valuation period deductions
     (See Note B)                           11,277        4,624        1,717        2,366      2,570
                                          ----------------------------------------------------------
Net investment income (loss)               (11,173)      (4,559)      (1,683)      (2,366)    (2,565)
                                          ----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            25,418        8,399        4,077        2,729     10,213
Net unrealized gains (losses) on
     investments                           144,429       54,564       (1,928)      33,629     58,164
                                          ----------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               169,847       62,963        2,149       36,358     68,377
                                          ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $158,674      $58,404      $   466      $33,992    $65,812
                                          ==========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                     ALGER
                                        -------------------------------------------------------------
                                                        AMERICAN      AMERICAN               AMERICAN
                                            TOTAL         SMALL        MIDCAP    AMERICAN   LEVERAGED
                                            ALGER    CAPITALIZATION    GROWTH     GROWTH      ALLCAP
                                        -------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $      3   $            -     $    3   $      -   $       -
Less:  Valuation period deductions
     (See Note B)                            5,431            2,496        551      2,242         142
                                        -------------------------------------------------------------
Net investment income (loss)                (5,428)          (2,496)      (548)    (2,242)       (142)
                                        -------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on              17,143           19,457      3,402      1,513      (7,229)
     investments
Net unrealized gains (losses) on
     investments                           (54,571)         (57,427)     3,400     (1,664)      1,120
                                        -------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               (37,428)         (37,970)     6,802       (151)     (6,109)
                                        -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $(42,856)        $(40,466)    $6,254    $(2,393)    $(6,251)
                                        =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                    FIDELITY
                                        --------------------------------------------------------------
                                           TOTAL     ASSET                           MONEY
                                          FIDELITY  MANAGER    GROWTH    OVERSEAS   MARKET   INDEX 500
                                        --------------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $ 78,541  $     -   $      -   $      -   $78,541  $       -

Less:  Valuation period deductions
     (See Note B)                           18,478      257      3,373      2,080    10,362      2,406
                                        --------------------------------------------------------------
Net investment income (loss)                60,063     (257)    (3,373)    (2,080)   68,179     (2,406)
                                        --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            28,840      632     13,932      2,684         -     11,592
Net unrealized gains (losses) on
     investments                           102,924    6,607    (11,822)    28,250         -     79,889
                                        --------------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               131,764    7,239      2,110     30,934         -     91,481
                                        --------------------------------------------------------------

NET INCREASE (DECREASE)IN NET ASSETS
     RESULTING FROM
     OPERATIONS                           $191,827   $6,982   $ (1,263)   $28,854   $68,179    $89,075
                                        ==============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                INVESCO
                                          ----------------------------------------------------
                                           TOTAL    TOTAL   INDUSTRIAL
                                          INVESCO   RETURN    INCOME    HIGH YIELD   UTILITIES
                                          ----------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds               $55,575   $3,093     $ 9,220    $ 43,135        $127
Less:  Valuation period deductions
     (See Note B)                           1,863      243         567       1,017          36
                                          ----------------------------------------------------
Net investment income (loss)               53,712    2,850       8,653      42,118          91
                                          ----------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                            4,788    2,380       1,156       1,237          15
Net unrealized gains (losses) on
     investments                           (6,574)   2,264      12,495     (22,224)        891
                                          ----------------------------------------------------
Net realized and unrealized gains
     (losses) on investments               (1,786)   4,644      13,651     (20,987)        906
                                          ----------------------------------------------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                           $51,926   $7,494     $22,304    $ 21,131        $997
                                          ====================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      VAN ECK
                                          -----------------------------------------------------------

                                                 TOTAL              WORLDWIDE             WORLDWIDE
                                                VAN ECK              BALANCED            HARD ASSETS
                                          -----------------------------------------------------------
INVESTMENT INCOME
Dividends from mutual funds                       $  460                 $416                  $ 44
Less:  Valuation period deductions
     (See Note B)                                    231                  171                    60
                                          -----------------------------------------------------------
Net investment income (loss)                         229                  245                   (16)
                                          -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Net realized gains (losses) on
     investments                                     358                   (5)                  363
Net unrealized gains (losses) on
     investments                                     519                  (62)                  581
                                          -----------------------------------------------------------
Net realized and unrealized gains
     (losses) on investments                         877                  (67)                  944
                                          ----------------------------------------------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS                                   $1,106                 $178                  $928
                                          ==========================================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1997

                                              TOTAL
                                               ALL          TOTAL         TOTAL          TOTAL         TOTAL         TOTAL
                                            DIVISIONS        N&B          ALGER        FIDELITY       INVESCO       VAN ECK
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  3,345,072   $   543,430   $   181,965   $  1,633,324   $   972,193   $   14,160
Net realized gains (losses) on
   investments                               3,199,375       406,286       894,818      1,320,426       523,956       53,889
Net unrealized gains (losses) on
   investments                              10,643,150     2,273,595     1,647,989      6,476,412       298,662      (53,508)
                                          ----------------------------------------------------------------------------------
Increase (decrease) in net assets
     from operations                        17,187,597     3,223,311     2,724,772      9,430,162     1,794,811       14,541
                                          ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               104,747,260     5,555,766     6,944,048     89,309,110     2,683,620      254,716
Cost of insurance and administrative
   charges                                  (8,284,944)     (957,887)   (1,466,664)    (5,155,026)     (614,145)     (91,222)
Benefit payments                              (406,386)      (20,591)      (63,369)      (322,263)         (163)           -
Surrenders                                  (1,977,696)     (146,698)     (412,252)    (1,294,484)     (112,699)     (11,563)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     (6,642,529)    8,721,432     9,006,938    (32,708,946)    7,796,299      541,748


Other                                            5,891         9,817        11,046        (21,999)       11,180       (4,153)
                                          ----------------------------------------------------------------------------------
Increase (decrease) from principal
   transactions                             87,441,596    13,161,839    14,019,747     49,806,392     9,764,092      689,526
                                          ----------------------------------------------------------------------------------

Total increase (decrease) in net assets    104,629,193    16,385,150    16,744,519     59,236,554    11,558,903      704,067

Net assets at beginning of year             57,856,827    10,539,346    11,356,089     31,399,615     3,967,746      594,031
                                          ----------------------------------------------------------------------------------

Net assets at end of year                 $162,486,020   $26,924,496   $28,100,608   $ 90,636,169   $15,526,649   $1,298,098
                                          ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                          N & B
                                          --------------------------------------------------------------------
                                             TOTAL         LIMITED                    GOVERNMENT
                                              N&B       MATURITY BOND     GROWTH        INCOME       PARTNERS
                                          --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   543,430      $  122,942   $  158,538   $    61,720   $   200,230
Net realized gains (losses) on
   investments                                406,286         (20,056)      14,997        25,762       385,583
Net unrealized gains (losses) on
   investments                              2,273,595         159,151      533,906        26,882     1,553,656
                                          --------------------------------------------------------------------
Increase (decrease) in net assets
      from operations                       3,223,311         262,037      707,441       114,364     2,139,469
                                          --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                5,555,766       1,332,125    1,158,704       324,257     2,740,680
Cost of insurance and administrative
   charges                                   (957,887)       (163,472)    (219,117)      (62,075)     (513,223)
Benefit payments                              (20,591)              -            -             -       (20,591)
Surrenders                                   (146,698)         (3,761)     (71,838)         (792)      (70,307)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     8,721,432       2,758,363    2,141,068    (1,023,987)    4,845,988
Other                                           9,817          (2,202)      11,700        (6,404)        6,723
                                          --------------------------------------------------------------------
Increase (decrease) from principal
   transactions                            13,161,839       3,921,053    3,020,517      (769,001)    6,989,270
                                          --------------------------------------------------------------------

Total increase (decrease) in net assets    16,385,150       4,183,090    3,727,958      (654,637)    9,128,739

Net assets at beginning of year            10,539,346       2,492,076    1,835,714     1,548,314     4,663,242
                                          --------------------------------------------------------------------

Net assets at end of year                 $26,924,496      $6,675,166   $5,563,672   $   893,677   $13,791,981
                                          ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                         ALGER
                                          -------------------------------------------------------------------
                                                           AMERICAN       AMERICAN                  AMERICAN
                                             TOTAL           SMALL         MIDCAP      AMERICAN     LEVERAGED
                                             ALGER      CAPITALIZATION     GROWTH       GROWTH       ALLCAP
                                          -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   181,965      $   167,785   $   27,807   $      376   $  (14,003)
Net realized gains (losses) on
   investments                                894,818          114,651      228,363      237,727      314,077
Net unrealized gains (losses) on
   investments                              1,647,989          483,518      246,489      970,056      (52,074)
                                          -------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                          2,724,772          765,954      502,659    1,208,159      248,000
                                          -------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                6,944,048        2,630,863    1,276,492    2,334,377      702,316
Cost of insurance and administrative
   charges                                 (1,466,664)        (526,742)    (299,891)    (479,902)    (160,129)
Benefit payments                              (63,369)               -      (62,593)        (776)           -
Surrenders                                   (412,252)        (255,386)     (74,317)     (58,850)     (23,699)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     9,006,938        3,518,384    1,419,061    2,796,911    1,272,582
Other                                          11,046           (6,069)      19,072        2,082       (4,039)
                                          -------------------------------------------------------------------
Increase (decrease) from principal
   transactions                            14,019,747        5,361,050    2,277,824    4,593,842    1,787,031
                                          -------------------------------------------------------------------

Total increase (decrease) in net assets    16,744,519        6,127,004    2,780,483    5,802,001    2,035,031

Net assets at beginning of year            11,356,089        4,332,108    2,335,055    3,814,178      874,748
                                          -------------------------------------------------------------------

Net assets at end of year                 $28,100,608      $10,459,112   $5,115,538   $9,616,179   $2,909,779
                                          ===================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                               FIDELITY
                                          ----------------------------------------------------------------------------------
                                              TOTAL         ASSET                                     MONEY
                                            FIDELITY       MANAGER       GROWTH       OVERSEAS       MARKET       INDEX 500
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  1,633,324   $  177,599   $   183,570   $   391,160   $    657,285   $   223,710
Net realized gains (losses) on
   investments                               1,320,426       33,000       662,436       332,544              -       292,446
Net unrealized gains (losses) on
   investments                               6,476,412      350,408     1,347,793      (305,456)             -     5,083,667
                                          ----------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           9,430,162      561,007     2,193,799       418,248        657,285     5,599,823
                                          ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                89,309,110    2,162,759     4,558,270     2,410,373     73,366,740     6,810,968
Cost of insurance and administrative
   charges                                  (5,155,026)    (242,289)     (813,161)     (525,615)    (2,213,630)   (1,360,331)
Benefit payments                              (322,263)     (20,969)         (548)       (1,233)      (257,371)      (42,142)
Surrenders                                  (1,294,484)     (92,218)     (135,829)      (91,869)      (870,621)     (103,947)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    (32,708,946)   2,215,879     5,219,755     5,730,183    (63,929,591)   18,054,828


Other                                          (21,999)       7,567         3,217        10,563        (35,219)       (8,127)
                                          ----------------------------------------------------------------------------------
Increase (decrease) from principal
   transactions                             49,806,392    4,030,729     8,831,704     7,532,402      6,060,308    23,351,249
                                          ----------------------------------------------------------------------------------

Total increase (decrease) in net assets     59,236,554    4,591,736    11,025,503     7,950,650      6,717,593    28,951,072

Net assets at beginning of year             31,399,615    1,545,337     7,049,419     4,275,129      8,295,666    10,234,064
                                          ----------------------------------------------------------------------------------

Net assets at end of year                 $ 90,636,169   $6,137,073   $18,074,922   $12,225,779   $ 15,013,259   $39,185,136
                                          ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                                      INVESCO
                                          ---------------------------------------------------------------
                                             TOTAL         TOTAL     INDUSTRIAL
                                            INVESCO       RETURN       INCOME     HIGH YIELD    UTILITIES
                                          ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   972,193   $   63,540   $  389,851   $  495,891   $   22,911
Net realized gains (losses) on
   investments                                523,956       46,241      116,951      269,799       90,965
Net unrealized gains (losses) on
   investments                                298,662      203,429      324,767     (253,231)      23,697
                                          ---------------------------------------------------------------
Increase (decrease) in net assets
   from operations                          1,794,811      313,210      831,569      512,459      137,573
                                          ---------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                2,683,620      517,831    1,250,551      835,890       79,348
Cost of insurance and administrative
   charges                                   (614,145)    (133,107)    (266,208)    (177,612)     (37,218)
Benefit payments                                 (163)           -            -         (163)           -
Surrenders                                   (112,699)     (28,672)     (37,810)      (9,783)     (36,434)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     7,796,299    1,498,300    2,804,344    2,695,587      798,068
Other                                          11,180        2,581        6,081        2,305          213
                                          ---------------------------------------------------------------
Increase (decrease) from principal
   transactions                             9,764,092    1,856,933    3,756,958    3,346,224      803,977
                                          ---------------------------------------------------------------

Total increase (decrease) in net assets    11,558,903    2,170,143    4,588,527    3,858,683      941,550

Net assets at beginning of year             3,967,746      874,467    1,369,617    1,505,401      218,261
                                          ---------------------------------------------------------------

Net assets at end of year                 $15,526,649   $3,044,610   $5,958,144   $5,364,084   $1,159,811
                                          ===============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1997

                                                              VAN ECK
                                     -----------------------------------------------------------
                                                                                  WORLDWIDE
                                               TOTAL            WORLDWIDE            HARD
                                              VAN ECK           BALANCED            ASSETS
                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)                $   14,160           $  5,677          $  8,483
Net realized gains (losses) on
     investments                                53,889             37,785            16,104
Net unrealized gains (losses) on
     investments                               (53,508)             4,122           (57,630)
                                     ------------------------------------------------------
Increase (decrease) in net assets
     from operations                            14,541             47,584           (33,043)
                                     ------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                                   254,716             65,167           189,549
Cost of insurance and administrative
     charges                                   (91,222)           (44,774)          (46,448)
Benefit payments                                     -                  -                 -
Surrenders                                     (11,563)            (7,995)           (3,568)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                      541,748               (120)          541,868
Other                                           (4,153)              (319)           (3,834)
                                     ------------------------------------------------------
Increase (decrease) from principal
     transactions                              689,526             11,959           677,567
                                     ------------------------------------------------------

Total increase (decrease) in net               704,067             59,543           644,524
 assets

Net assets at beginning of year                594,031            327,805           266,226
                                     ------------------------------------------------------

Net assets at end of year                   $1,298,098           $387,348          $910,750
                                     ======================================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1996

                                             TOTAL
                                              ALL          TOTAL         TOTAL          TOTAL         TOTAL       TOTAL
                                           DIVISIONS        N&B          ALGER        FIDELITY       INVESCO     VAN ECK
                                        --------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   942,652   $   242,027   $    11,944   $    465,336   $  223,901   $   (556)
Net realized gains (losses) on
     investments                              401,852        86,478        62,058         97,833      143,358     12,125
Net unrealized gains (losses) on
     investments                            2,675,307       557,274       396,915      1,736,167      (43,084)    28,035
                                        --------------------------------------------------------------------------------
Increase in net assets from
     operations                             4,019,811       885,779       470,917      2,299,336      324,175     39,604
                                        --------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                               44,534,972     2,246,849     2,646,310     38,833,137      609,861    198,815
Cost of insurance and administrative
     charges                               (2,843,666)     (378,501)     (531,589)    (1,733,703)    (158,637)   (41,236)
Benefit payments                               (9,641)            -        (9,457)          (184)           -          -
Surrenders                                   (139,851)      (10,863)      (32,300)       (89,374)      (5,730)    (1,584)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                    (905,917)    3,446,134     6,535,350    (13,409,127)   2,217,943    303,783
Other                                         (25,415)        4,193        (1,186)       (29,113)       1,108       (417)
                                        --------------------------------------------------------------------------------
Increase from principal
     transactions                          40,610,482     5,307,812     8,607,128     23,571,636    2,664,545    459,361
                                        --------------------------------------------------------------------------------

Total increase in net assets               44,630,293     6,193,591     9,078,045     25,870,972    2,988,720    498,965

Net assets at beginning of year            13,226,534     4,345,755     2,278,044      5,528,643      979,026     95,066
                                        --------------------------------------------------------------------------------

Net assets at end of year                 $57,856,827   $10,539,346   $11,356,089   $ 31,399,615   $3,967,746   $594,031
                                        ================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                         N & B
                                        --------------------------------------------------------------------
                                             TOTAL         LIMITED                   GOVERNMENT
                                              N&B       MATURITY BOND     GROWTH       INCOME      PARTNERS
                                        --------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   242,027      $  114,087   $   66,887   $   26,538   $   34,515
Net realized gains (losses) on
      investments                              86,478         (16,561)     (22,601)       3,867      121,773
Net unrealized gains (losses) on
      investments                             557,274         (29,330)      65,061          443      521,100
                                        --------------------------------------------------------------------
Increase in net assets from
      operations                              885,779          68,196      109,347       30,848      677,388
                                        --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Net premiums                                2,246,849         317,539      634,087      372,680      922,543
Cost of insurance and administrative
      charges                                (378,501)        (74,422)    (101,596)     (56,065)    (146,418)
Benefit payments                                    -               -            -            -            -
Surrenders                                    (10,863)         (1,157)      (2,385)         (48)      (7,273)
Net transfers among divisions
      (including the loan division and
      guaranteed interest division in
      the general account)                  3,446,134         398,684      433,683      368,389    2,245,378
Other                                           4,193            (272)        (579)          41        5,003
                                        --------------------------------------------------------------------
Increase from principal
      transactions                          5,307,812         640,372      963,210      684,997    3,019,233
                                        --------------------------------------------------------------------

Total increase in net assets                6,193,591         708,568    1,072,557      715,845    3,696,621

Net assets at beginning of year             4,345,755       1,783,508      763,157      832,469      966,621
                                        --------------------------------------------------------------------

Net assets at end of year                 $10,539,346      $2,492,076   $1,835,714   $1,548,314   $4,663,242
                                        ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                         ALGER
                                        --------------------------------------------------------------------
                                                           AMERICAN       AMERICAN                  AMERICAN
                                             TOTAL           SMALL         MIDCAP      AMERICAN    LEVERAGED
                                             ALGER      CAPITALIZATION     GROWTH       GROWTH       ALLCAP
                                        --------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    11,944       $  (10,789)  $    3,037   $   21,022    $ (1,326)
Net realized gains (losses) on
      investments                              62,058            8,187        9,936       22,907      21,028
Net unrealized gains (losses) on
      investments                             396,915           58,340       89,398      227,107      22,070
                                        --------------------------------------------------------------------
Increase in net assets from
      operations                              470,917           55,738      102,371      271,036      41,772
                                        --------------------------------------------------------------------

CHANGES FROM PRINCIPAL
      TRANSACTIONS
Net premiums                                2,646,310          792,375      410,528    1,189,559     253,848
Cost of insurance and administrative
      charges                                (531,589)        (209,010)     (92,306)    (193,812)    (36,461)
Benefit payments                               (9,457)          (4,658)           -            -      (4,799)
Surrenders                                    (32,300)          (7,839)     (10,926)      (9,795)     (3,740)
Net transfers among divisions
      (including the loan division and
      guaranteed interest division in
      the general account)                  6,535,350        2,581,122    1,649,714    1,717,965     586,549
Other                                          (1,186)          (3,605)         587        1,213         619
                                        --------------------------------------------------------------------
Increase from principal
      transactions                          8,607,128        3,148,385    1,957,597    2,705,130     796,016
                                        --------------------------------------------------------------------

Total increase in net assets                9,078,045        3,204,123    2,059,968    2,976,166     837,788

Net assets at beginning of year             2,278,044        1,127,985      275,087      838,012      36,960
                                        --------------------------------------------------------------------

Net assets at end of year                 $11,356,089       $4,332,108   $2,335,055   $3,814,178    $874,748
                                        ====================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                              FIDELITY
                                        ----------------------------------------------------------------------------------
                                              TOTAL         ASSET                                   MONEY
                                            FIDELITY       MANAGER      GROWTH      OVERSEAS       MARKET       INDEX 500
                                        ----------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    465,336   $    5,982   $   84,331   $   10,994   $    211,343   $   152,686
Net realized gains (losses) on
     investments                                97,833        7,905        9,661       34,235              -        46,032
Net unrealized gains (losses) on
     investments                             1,736,167       63,068      273,435      238,529              -     1,161,135
                                        ----------------------------------------------------------------------------------
Increase in net assets from
     operations                              2,299,336       76,955      367,427      283,758        211,343     1,359,853
                                        ----------------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
     TRANSACTIONS
Net premiums                                38,833,137      202,285    1,158,382      537,007     36,012,540       922,923
Cost of insurance and administrative
     charges                                (1,733,703)     (59,703)    (298,466)    (145,781)      (938,219)     (291,534)
Benefit payments                                  (184)           -            -            -              -          (184)
Surrenders                                     (89,374)        (973)      (9,215)      (8,511)       (56,983)      (13,692)
Net transfers among divisions
     (including the loan division and
     guaranteed interest division in
     the general account)                  (13,409,127)   1,199,005    4,485,230    2,637,971    (28,785,556)    7,054,223
Other                                          (29,113)         277          (47)         (13)       (27,783)       (1,547)
                                        ----------------------------------------------------------------------------------
Increase from principal
     transactions                           23,571,636    1,340,891    5,335,884    3,020,673      6,203,999     7,670,189
                                        ----------------------------------------------------------------------------------

Total increase in net assets                25,870,972    1,417,846    5,703,311    3,304,431      6,415,342     9,030,042

Net assets at beginning of year              5,528,643      127,491    1,346,108      970,698      1,880,324     1,204,022
                                        ----------------------------------------------------------------------------------

Net assets at end of year                 $ 31,399,615   $1,545,337   $7,049,419   $4,275,129   $  8,295,666   $10,234,064
                                        ==================================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                                    INVESCO
                                          -----------------------------------------------------------
                                             TOTAL       TOTAL    INDUSTRIAL
                                            INVESCO     RETURN      INCOME     HIGH YIELD   UTILITIES
                                          -----------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  223,901   $ 21,883   $   89,544   $  108,319    $  4,155
Net realized gains (losses) on
   investments                               143,358     28,264       30,929       82,830       1,335
Net unrealized gains (losses) on
   investments                               (43,084)    10,956       (7,082)     (53,402)      6,444
                                          -----------------------------------------------------------
Increase in net assets from
   operations                                324,175     61,103      113,391      137,747      11,934
                                          -----------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 609,861    199,674      243,848      121,818      44,521
Cost of insurance and administrative
   charges                                  (158,637)   (45,283)     (55,233)     (48,934)     (9,187)
Benefit payments                                   -          -            -            -           -
Surrenders                                    (5,730)    (2,038)      (2,171)      (1,386)       (135)
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    2,217,943    506,505      810,269      750,404     150,765
Other                                          1,108        943         (126)         277          14
                                          -----------------------------------------------------------
Increase from principal
   transactions                            2,664,545    659,801      996,587      822,179     185,978
                                          -----------------------------------------------------------

Total increase in net assets               2,988,720    720,904    1,109,978      959,926     197,912

Net assets at beginning of year              979,026    153,563      259,639      545,475      20,349
                                          -----------------------------------------------------------

Net assets at end of year                 $3,967,746   $874,467   $1,369,617   $1,505,401    $218,261
                                          ===========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1996

                                                          VAN ECK
                                           -----------------------------------
                                                                     WORLDWIDE
                                             TOTAL      WORLDWIDE      HARD
                                            VAN ECK      BALANCED     ASSETS
                                           -----------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)               $   (556)    $ (1,135)     $    579
Net realized gains (losses) on
   investments                               12,125        2,984         9,141
Net unrealized gains (losses) on
   investments                               28,035       19,343         8,692
                                           -----------------------------------
Increase in net assets from
   operations                                39,604       21,192        18,412
                                           -----------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                198,815      135,181        63,634
Cost of insurance and administrative
   charges                                  (41,236)     (29,480)      (11,756)
Benefit payments                                  -            -             -
Surrenders                                   (1,584)      (1,584)            -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                     303,783      126,152       177,631
Other                                          (417)        (468)           51
                                           -----------------------------------
Increase from principal
   transactions                             459,361      229,801       229,560
                                           -----------------------------------

Total increase in net assets                498,965      250,993       247,972

Net assets at beginning of year              95,066       76,812        18,254
                                           -----------------------------------

Net assets at end of year                  $594,031     $327,805      $266,226
                                           ===================================

See accompanying notes.

                       Security Life Separate Account L1

                      Statement of Changes in Net Assets

                         Year Ended December 31, 1995

                                             TOTAL
                                              ALL          TOTAL        TOTAL        TOTAL        TOTAL     TOTAL
                                           DIVISIONS        N&B         ALGER       FIDELITY     INVESCO   VAN ECK
                                          ------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    97,403   $  (11,173)  $   (5,428)  $    60,063   $ 53,712   $   229
Net realized gains (losses) on
   investments                                 76,547       25,418       17,143        28,840      4,788       358
Net unrealized gains (losses) on
   investments                                186,727      144,429      (54,571)      102,924     (6,574)      519
                                          ------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                            360,677      158,674      (42,856)      191,827     51,926     1,106
                                          ------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               13,329,581       39,552      255,704    12,996,026     28,034    10,265
Cost of insurance and administrative
   charges                                   (515,616)     (94,109)     (72,491)     (327,795)   (17,857)   (3,364)
Benefit payments                                    -            -            -             -          -         -
Surrenders                                          -            -            -             -          -         -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                             -    4,235,249    2,130,456    (7,368,518)   915,744    87,069
Other                                          19,851        6,389        7,231         5,062      1,179       (10)
                                          ------------------------------------------------------------------------
Increase from principal
   transactions                            12,833,816    4,187,081    2,320,900     5,304,775    927,100    93,960
                                          ------------------------------------------------------------------------

Total increase in net assets               13,194,493    4,345,755    2,278,044     5,496,602    979,026    95,066

Net assets at beginning of year                32,041            -            -        32,041          -         -
                                          ------------------------------------------------------------------------

Net assets at end of year                 $13,226,534   $4,345,755   $2,278,044   $ 5,528,643   $979,026   $95,066
                                          ========================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      N & B
                                          -------------------------------------------------------------
                                             TOTAL        LIMITED                 GOVERNMENT
                                              N&B      MATURITY BOND    GROWTH      INCOME     PARTNERS
                                          -------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $  (11,173)     $   (4,559)  $ (1,683)    $ (2,366)  $ (2,565)
Net realized gains (losses) on
   investments                                25,418           8,399      4,077        2,729     10,213
Net unrealized gains (losses) on
   investments                               144,429          54,564     (1,928)      33,629     58,164
                                          -------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           158,674          58,404        466       33,992     65,812
                                          -------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                  39,552           4,133     13,771       12,086      9,562
Cost of insurance and administrative
   charges                                   (94,109)        (25,947)   (23,846)     (15,635)   (28,681)
Benefit payments                                   -               -          -            -          -
Surrenders                                         -               -          -            -          -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    4,235,249       1,745,908    770,482      801,675    917,184
Other                                          6,389           1,010      2,284          351      2,744
                                          -------------------------------------------------------------
Increase from principal
   transactions                            4,187,081       1,725,104    762,691      798,477    900,809
                                          -------------------------------------------------------------

Total increase in net assets               4,345,755       1,783,508    763,157      832,469    966,621

Net assets at beginning of year                    -               -          -            -          -
                                          -------------------------------------------------------------

Net assets at end of year                 $4,345,755      $1,783,508   $763,157     $832,469   $966,621
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                      ALGER
                                          -------------------------------------------------------------
                                                          AMERICAN      AMERICAN               AMERICAN
                                             TOTAL          SMALL        MIDCAP    AMERICAN   LEVERAGED
                                             ALGER     CAPITALIZATION    GROWTH     GROWTH      ALLCAP
                                          -------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $   (5,428)      $   (2,496)  $   (548)  $ (2,242)    $  (142)
Net realized gains (losses) on
   investments                                17,143           19,457      3,402      1,513      (7,229)
Net unrealized gains (losses) on
   investments                               (54,571)         (57,427)     3,400     (1,664)      1,120
                                          -------------------------------------------------------------
Increase (decrease) in net assets
   from operations                           (42,856)         (40,466)     6,254     (2,393)     (6,251)
                                          -------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                 255,704          224,681     18,375      9,493       3,155
Cost of insurance and administrative
   charges                                   (72,491)         (24,235)    (8,062)   (38,073)     (2,121)
Benefit payments                                   -                -          -          -           -
Surrenders                                         -                -          -          -           -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    2,130,456          963,613    257,593    866,852      42,398
Other                                          7,231            4,392        927      2,133        (221)
                                          -------------------------------------------------------------
Increase from principal
   transactions                            2,320,900        1,168,451    268,833    840,405      43,211
                                          -------------------------------------------------------------

Total increase in net assets               2,278,044        1,127,985    275,087    838,012      36,960

Net assets at beginning of year                    -                -          -          -           -
                                          -------------------------------------------------------------

Net assets at end of year                 $2,278,044       $1,127,985   $275,087   $838,012     $36,960
                                          =============================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                           FIDELITY
                                          --------------------------------------------------------------------------
                                             TOTAL        ASSET                                MONEY
                                            FIDELITY     MANAGER     GROWTH     OVERSEAS      MARKET       INDEX 500
                                          --------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $    60,063   $   (257)  $   (3,373)  $ (2,080)  $     68,179   $   (2,406)
Net realized gains (losses) on
   investments                                 28,840        632       13,932      2,684              -       11,592
Net unrealized gains (losses) on
   investments                                102,924      6,607      (11,822)    28,250              -       79,889
                                          --------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                            191,827      6,982       (1,263)    28,854         68,179       89,075
                                          --------------------------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                               12,996,026     18,939       37,113     24,037     12,848,110       67,827
Cost of insurance and administrative
   charges                                   (327,795)    (5,716)     (45,365)   (17,969)      (242,041)     (16,704)
Benefit payments                                    -          -            -          -              -            -
Surrenders                                          -          -            -          -              -            -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    (7,368,518)   107,141    1,355,450    935,792    (10,830,183)   1,063,282
Other                                           5,062        145          173        (16)         4,218          542
                                          --------------------------------------------------------------------------
Increase from principal
   transactions                             5,304,775    120,509    1,347,371    941,844      1,780,104    1,114,947
                                          --------------------------------------------------------------------------

Total increase in net assets                5,496,602    127,491    1,346,108    970,698      1,848,283    1,204,022

Net assets at beginning of year                32,041          -            -          -         32,041            -
                                          --------------------------------------------------------------------------

Net assets at end of year                 $ 5,528,643   $127,491   $1,346,108   $970,698   $  1,880,324   $1,204,022
                                          ==========================================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                                   INVESCO
                                          ---------------------------------------------------------
                                            TOTAL      TOTAL    INDUSTRIAL
                                           INVESCO    RETURN      INCOME     HIGH YIELD   UTILITIES
                                          ---------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)              $ 53,712   $  2,850     $  8,653     $ 42,118     $    91
Net realized gains (losses) on
   investments                               4,788      2,380        1,156        1,237          15
Net unrealized gains (losses) on
   investments                              (6,574)     2,264       12,495      (22,224)        891
                                          ---------------------------------------------------------
Increase (decrease) in net assets
   from operations                          51,926      7,494       22,304       21,131         997
                                          ---------------------------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                28,034      3,844       12,548        8,941       2,701
Cost of insurance and administrative
   charges                                 (17,857)    (4,401)      (5,390)      (6,776)     (1,290)
Benefit payments                                 -          -            -            -           -
Surrenders                                       -          -            -            -           -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                    915,744    145,676      230,040      522,094      17,934
Other                                        1,179        950          137           85           7
                                          ---------------------------------------------------------
Increase from principal
   transactions                            927,100    146,069      237,335      524,344      19,352
                                          ---------------------------------------------------------

Total increase in net assets               979,026    153,563      259,639      545,475      20,349

Net assets at beginning of year                  -          -            -            -           -
                                          ---------------------------------------------------------

Net assets at end of year                 $979,026   $153,563     $259,639     $545,475     $20,349
                                          =========================================================

See accompanying notes.

                       Security Life Separate Account L1

                         Year Ended December 31, 1995

                                                              VAN ECK
                                              --------------------------------------

                                                TOTAL      WORLDWIDE      WORLDWIDE
                                               VAN ECK      BALANCED     HARD ASSETS
                                              --------------------------------------
INCREASE IN NET ASSETS

OPERATIONS
Net investment income (loss)                  $   229       $   245         $   (16)
Net realized gains (losses) on
   investments                                    358            (5)            363
Net unrealized gains (losses) on
   investments                                    519           (62)            581
                                              -------------------------------------
Increase (decrease) in net assets
   from operations                              1,106           178             928
                                              -------------------------------------

CHANGES FROM PRINCIPAL
   TRANSACTIONS
Net premiums                                   10,265         6,352           3,913
Cost of insurance and administrative
   charges                                     (3,364)       (2,360)         (1,004)
Benefit payments                                    -             -               -
Surrenders                                          -             -               -
Net transfers among divisions
   (including the loan division and
   guaranteed interest division in
   the general account)                        87,069        72,661          14,408
Other                                             (10)          (19)              9
                                              -------------------------------------
Increase from principal
   transactions                                93,960        76,634          17,326
                                              -------------------------------------

Total increase in net assets                   95,066        76,812          18,254

Net assets at beginning of year                     -             -               -
                                              -------------------------------------

Net assets at end of year                     $95,066       $76,812         $18,254
                                              =====================================

See accompanying notes.

                       Security Life Separate Account L1

                         Notes to Financial Statements

                               December 31, 1997


NOTE A. ORGANIZATION

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine and Strategic Advantage Variable Universal Life ("FirstLine and Strategic Advantage") policies offered by the Company. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be charged with liabilities arising out of any other operations of the Company.

As of December 31, 1997, the Separate Account offered seventeen investment divisions to the policyholders, each of which invests in an independently managed mutual fund portfolio ("Fund"). The Funds included:

PORTFOLIO MANAGERS/PORTFOLIOS (FUNDS)

Neuberger & Berman Management Incorporated (N&B)
  Neuberger & Berman Limited Maturity Bond Portfolio
  Neuberger & Berman Growth Portfolio
  Neuberger & Berman Partners Portfolio

Fred Alger Management, Inc.  (Alger)
  Alger American Small Capitalization Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Growth Portfolio
  Alger American Leveraged AllCap Portfolio

Fidelity Management & Research Company (Fidelity)
  Fidelity Investments VIP II Asset Manager Portfolio
  Fidelity Investments VIP Growth Portfolio
  Fidelity Investments VIP Overseas Portfolio
  Fidelity Investments VIP Money Market Portfolio
  Fidelity Investments VIP II Index 500 Portfolio

                       Security Life Separate Account L1

NOTE A. ORGANIZATION (CONTINUED)

INVESCO Funds Group, Inc. (INVESCO)
  INVESCO VIF Total Return Portfolio
  INVESCO VIF Industrial Income Portfolio
  INVESCO VIF High Yield Portfolio
  INVESCO VIF Utilities Portfolio

Van Eck Associates Corporation (Van Eck)
  Van Eck Worldwide Hard Assets Portfolio (formerly known as "Van Eck Gold and
     Natural Resources Portfolio")

Effective May 1, 1997, the Divisions of the Separate Account investing in the Neuberger & Berman Government Income Portfolio and the Van Eck Worldwide Balanced Fund stopped accepting new investments. The Company and the fund managers intend to discontinue these divisions in 1998 pending approval by the Securities and Exchange Commission.

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
  Van Eck Worldwide Real Estate Portfolio
  Van Eck Wordlwide Emerging Markets Portfolio
  Van Eck Worldwide Bond Portfolio

AIM Advisors, Inc. (AIM)
  AIM VI--Capital Appreciation Portfolio
  AIM VI--Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
  INVESCO VIP Small Company Growth Fund

The FirstLine and Strategic Advantage policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The FirstLine and Strategic Advantage products also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       Security Life Separate Account L1


                    Notes to Financial Statement (continued



NOTE B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

INVESTMENT VALUATION--The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME--The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in first-out (FIFO) method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

VALUATION PERIOD DEDUCTIONS--Charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the year ended December 31, 1997 were $813,630.

POLICYHOLDER RESERVES--Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

NOTE C. INVESTMENTS

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges were $8,284,944 for the year ended December 31, 1997. Distributions made by the Funds are reinvested in the Funds.

                       Security Life Separate Account L1

NOTE C. INVESTMENTS (CONTINUED)

The following is a summary of fund shares owned as of December 31, 1997:

                                                         NUMBER            NET           VALUE
                                                           OF             ASSET        OF SHARES        COST OF
                    FUND                                 SHARES           VALUE        AT MARKET        SHARES
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:

       Limited Maturity Bond                            472,701.98      $ 14.12    $  6,674,552      $  6,490,167
       Growth                                           179,853.19        30.54       5,492,716         4,895,677
       Government Income                                 80,279.96        11.14         894,319           833,365
       Partners                                         662,560.75        20.60      13,648,752        11,515,832

Fred Alger Management, Inc.:
       American Small Capitalization                    257,725.20       43.75       11,275,478        10,791,047
       American MidCap Growth                           207,608.67       24.18        5,019,978         4,680,691
       American Growth                                  225,016.46       42.76        9,621,704         8,426,205
       American Leveraged AllCap                        125,627.34       23.17        2,910,785         2,939,669

Fidelity Management & Research Co.:
       Asset Manager                                    336,380.12       18.01        6,058,206         5,638,123
       Growth                                           487,506.87       37.10       18,086,505        16,477,099
       Overseas                                         635,378.14       19.20       12,199,260        12,237,937
       Money Market                                  14,300,454.76        1.00       14,300,455        14,300,455
       Index 500                                        341,935.38      114.39       39,113,988        32,789,297

INVESCO Funds Group, Inc.:
       Total Return                                     191,597.05       15.81        3,029,149         2,812,500
       Industrial Income                                348,172.42       17.04        5,932,858         5,602,678
       High Yield                                       358,282.11       12.46        4,464,195         4,793,052
       Utilities                                         80,597.26       14.40        1,160,601         1,129,569

Van Eck Associates Corporation:
       Worldwide Balanced                                32,219.15       12.03          387,596           364,193
       Worldwide Hard Assets                             57,957.64       15.72          911,094           959,451
                                                                               ----------------------------------

Total                                                                              $161,182,191      $147,677,007
                                                                               ==================================

For the year ended December 31, 1997, the aggregate cost of purchases (plus reinvested dividends) and the proceeds from sales of investments were $217,622,926 and $127,420,840, respectively.

                       Security Life Separate Account L1

NOTE D. OTHER POLICY DEDUCTIONS

The FirstLine and Strategic Advantage products provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

NOTE E. POLICY LOANS

The FirstLine and Strategic Advantage policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time they borrow against their policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

NOTE F. FEDERAL INCOME TAXES

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS

The following schedule summarizes the changes in divisional units for the year ended December 31, 1997:

                                                                        INCREASE       (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS    OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               218,725.891    113,561.726     221,010.356       (312.579)    552,985.394
     Growth                              133,567.983     72,014.748     115,419.209     (4,855.856)    316,146.084
     Government Income                   142,773.403     30,012.660     (96,910.921)       (63.583)     75,811.559
     Partners                            275,892.457    132,546.949     221,612.103     (3,765.788)    626,285.721

Fred Alger Management, Inc.:
     American Small Capitalization       297,073.322    169,734.967     198,924.378    (16,998.927)    648,733.740
     American MidCap Growth              150,480.473     75,478.169      67,932.067     (5,081.227)    288,809.482
     American Growth                     282,175.287    148,033.913     143,986.035     (4,204.926)    569,990.309
     American Leveraged AllCap            53,044.470     37,468.208      59,275.281     (1,245.320)    148,542.639

Fidelity Management & Research Co:
     Asset Manager                       123,908.168    153,704.775     140,410.567     (7,117.404)    410,906.106
     Growth                              470,285.667    266,903.356     255,537.409     (8,884.044)    983,842.388
     Overseas                            367,948.109    188,693.884     401,169.888     (7,482.982)    950,328.899
     Money Market                        753,707.969  6,017,484.702  (5,391,420.354)   (76,712.436)  1,303,059.881
     Index 500                           640,890.650    344,372.391     883,047.870     (5,254.807)  1,863,056.104

INVESCO Funds Group, Inc.:
     Total Return                         64,490.483     34,892.581      86,543.479     (1,884.305)    184,042.238
     Industrial Income                    87,035.356     67,888.068     144,731.840     (2,102.231)    297,553.033
     High Yield                          108,999.107     54,880.757     170,263.533       (641.540)    333,501.857
     Utilities                            18,008.490      6,137.976      56,869.352     (2,897.133)     78,118.685

Van Eck Associates Corporation:
     Worldwide Balanced                   29,808.787      5,838.562      (2,850.258)      (657.809)     32,139.282
     Worldwide Hard Assets                21,966.093     15,549.154      39,774.054       (242.528)     77,046.773

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1996:

                                                                        INCREASE        (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS,   OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               162,009.578     22,341.563      34,959.370        (584.620)  218,725.891
     Growth                               60,162.107     40,992.586      33,140.220        (726.930)  133,567.983
     Government Income                    77,187.706     30,340.987      35,590.000        (345.290)  142,773.403
     Partners                             73,535.288     52,840.719     150,615.480      (1,099.030)  275,892.457

Fred Alger Management, Inc.:
     American Small Capitalization        80,027.266     41,830.466     176,940.020      (1,724.430)  297,073.322
     American MidCap Growth               19,692.860     21,703.253     110,111.630      (1,027.270)  150,480.473
     American Growth                      69,805.233     79,036.444     135,021.170      (1,687.560)  282,175.287
     American Leveraged AllCap             2,494.731     14,117.529      37,093.470        (661.260)   53,044.470

Fidelity Management & Research Co:
     Asset Manager                        11,627.088     11,928.100     100,648.740        (295.760)  123,908.168
     Growth                              102,248.988     60,000.429     309,854.870      (1,818.620)  470,285.667
     Overseas                             93,906.733     36,170.266     239,414.430      (1,543.320)  367,948.109
     Money Market                        178,653.159  3,174,656.740  (2,593,671.600)     (5,930.330)  753,707.969
     Index 500                            91,903.027     43,453.963     507,578.000      (2,044.340)  640,890.650

INVESCO Funds Group, Inc.:
     Total Return                         12,602.664     11,847.269      40,812.090        (771.540)   64,490.483
     Industrial Income                    20,026.102     12,961.494      54,377.610        (329.850)   87,035.356
     High Yield                           45,708.358      5,929.679      57,717.210        (356.140)  108,999.107
     Utilities                             1,879.859      3,104.181      13,093.330         (68.880)   18,008.490

Van Eck Associates Corporation:
     Worldwide Balanced                    7,739.274     10,375.993      12,036.370        (342.850)   29,808.787
     Worldwide Hard Assets                 1,765.913      4,573.270      15,683.750         (56.840)   21,966.093

                       Security Life Separate Account L1

NOTE G. SUMMARY OF CHANGES IN UNITS (CONTINUED)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1995:

                                                                        INCREASE        (DECREASE)
                                        OUTSTANDING     INCREASE       (DECREASE)     FOR BENEFITS,   OUTSTANDING
                                        AT BEGINNING  FOR PAYMENTS   FOR DIVISIONAL    SURRENDERS,      AT END
               DIVISION                   OF YEAR       RECEIVED        TRANSFERS      AND CHARGES      OF YEAR
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond                     0.000        382.961     164,031.781      (2,405.164)  162,009.578
     Growth                                    0.000      1,107.568      60,922.448      (1,867.909)   60,162.107
     Government Income                         0.000      1,154.992      77,524.888      (1,492.174)   77,187.706
     Partners                                  0.000        777.847      75,027.133      (2,269.692)   73,535.288

Fred Alger Management, Inc.:
     American Small Capitalization             0.000     15,032.912      66,694.332      (1,699.978)   80,027.266
     American MidCap Growth                    0.000      1,336.898      18,942.171        (586.209)   19,692.860
     American Growth                           0.000        795.728      72,142.081      (3,132.576)   69,805.233
     American Leveraged AllCap                 0.000        217.078       2,424.066        (146.413)    2,494.731

Fidelity Management & Research Co:
     Asset Manager                             0.000      1,811.445      10,363.454        (547.811)   11,627.088
     Growth                                    0.000      2,796.390     102,856.769      (3,404.171)  102,248.988
     Overseas                                  0.000      2,389.778      93,305.776      (1,788.821)   93,906.733
     Money Market                          3,200.637  1,244,243.280  (1,045,323.517)    (23,467.241)  178,653.159
     Index 500                                 0.000      5,636.625      87,615.828      (1,349.426)   91,903.027

INVESCO Funds Group, Inc.:
     Total Return                              0.000        329.342      12,652.423        (379.101)   12,602.664
     Industrial Income                         0.000      1,040.189      19,427.874        (441.961)   20,026.102
     High Yield                                0.000        766.963      45,527.967        (586.572)   45,708.358
     Utilities                                 0.000        261.166       1,744.166        (125.473)    1,879.859

Van Eck Associates Corporation:
     Worldwide Balanced                        0.000        639.571       7,336.953        (237.250)    7,739.274
     Worldwide Hard Assets                     0.000        384.059       1,482.141        (100.287)    1,765.913

                       Security Life Separate Account L1

NOTE H. NET ASSETS

Net assets at December 31, 1997 consisted of the following:

                                                                      ACCUMULATED       NET
                                                       ACCUMULATED   NET REALIZED    UNREALIZED
                                                        INVESTMENT       GAINS         GAINS
                                          PRINCIPAL       INCOME      (LOSSES) ON   (LOSSES) ON
               DIVISION                  TRANSACTIONS     (LOSS)      INVESTMENTS   INVESTMENTS    NET ASSETS
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Management Incorporated:
     Limited Maturity Bond               $  6,286,529   $  232,470     $  (28,218)  $   184,385   $  6,675,166
     Growth                                 4,746,418      223,742         (3,527)      597,039      5,563,672
     Government Income                        714,473       85,892         32,358        60,954        893,677
     Partners                              10,909,312      232,180        517,569     2,132,920     13,791,981

Fred Alger Management, Inc.:
     American Small Capitalization          9,677,886      154,500        142,295       484,431     10,459,112
     American MidCap Growth                 4,504,254       30,296        241,701       339,287      5,115,538
     American Growth                        8,139,377       19,156        262,147     1,195,499      9,616,179
     American Leveraged AllCap              2,626,258      (15,471)       327,876       (28,884)     2,909,779

Fidelity Management & Research Co:
     Asset Manager                          5,492,129      183,324         41,537       420,083      6,137,073
     Growth                                15,514,959      264,528        686,029     1,609,406     18,074,922
     Overseas                              11,494,919      400,074        369,463       (38,677)    12,225,779
     Money Market                          14,076,418      936,841              -             -     15,013,259
     Index 500                             32,136,385      373,990        350,070     6,324,691     39,185,136

INVESCO Funds Group, Inc.:
     Total Return                           2,662,803       88,273         76,885       216,649      3,044,610
     Industrial Income                      4,990,880      488,048        149,036       330,180      5,958,144
     High Yield                             4,692,747      646,328        353,866      (328,857)     5,364,084
     Utilities                              1,009,307       27,157         92,315        31,032      1,159,811

Van Eck Associates Corporation:
     Worldwide Balanced                       318,394        4,787         40,764        23,403        387,348
     Worldwide Hard Assets                    924,453        9,046         25,608       (48,357)       910,750
                                         ---------------------------------------------------------------------

Total                                    $140,917,901   $4,385,161     $3,677,774   $13,505,184   $162,486,020
                                         =====================================================================

                       Security Life Separate Account L1

NOTE I. YEAR 2000 (UNAUDITED)

The Company has initiated a program to prepare the Company's computer systems and applications for the year 2000. This program includes all systems utilized by the Company as well as the systems of other companies that interface with the Company. The Company has completed an assessment and is in the process of modifying portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. Accordingly, the Company does not expect the amounts required for this project to have a material effect on its financial position.

The project is estimated to be completed no later than June 1999, which is prior to any anticipated impact on its operating systems. The Company believes that with modifications to existing software, and conversions to new software, the Year 2000 will not pose significant operational problems for its computer software systems. However, if such modifications and conversions are not made, or are not completed in a timely manner, it could have a material impact on the operations of the Company.

The Company has initiated formal communications and interface testing plans with all of its suppliers and customers to determine the extent to which its interface systems are vulnerable to those third parties' failure to have their systems Year 2000 compatible and will act accordingly to prevent operational disruptions.

APPENDIX A

                                 Factors for the
                          Cash Value Accumulation Test
                           For a Life Insurance Policy

      Attained
        Age             Male             Female            Unisex
        ---             ----             ------            ------

         0             11.727            14.234            12.149
         1             11.785            14.209            12.194
         2             11.458            13.815            11.857
         3             11.128            13.417            11.515
         4             10.803            13.023            11.178
         5             10.481            12.635            10.845
         6             10.161            12.253            10.514
         7              9.844            11.875            10.187
         8              9.530            11.505             9.863
         9              9.221            11.141             9.545
        10              8.918            10.784             9.233
        11              8.623            10.436             8.928
        12              8.338            10.098             8.634
        13              8.066             9.771             8.353
        14              7.808             9.455             8.085
        15              7.564             9.150             7.831
        16              7.335             8.857             7.592
        17              7.118             8.575             7.364
        18              6.911             8.302             7.148
        19              6.713             8.038             6.939
        20              6.521             7.782             6.737
        21              6.334             7.534             6.540
        22              6.150             7.293             6.347
        23              5.969             7.059             6.158
        24              5.791             6.831             5.971
        25              5.615             6.611             5.788
        26              5.441             6.396             5.608
        27              5.271             6.188             5.431
        28              5.104             5.986             5.258
        29              4.940             5.791             5.089
        30              4.781             5.601             4.925
        31              4.626             5.418             4.765
        32              4.476             5.241             4.610
        33              4.330             5.069             4.459
        34              4.188             4.902             4.314
        35              4.052             4.742             4.173


--------------------------------------------------------------------------------
FirstLine II                           153

                                 Factors for the
                          Cash Value Accumulation Test
                           For a Life Insurance Policy

     Attained
        Age              Male             Female            Unisex
        ---              ----             ------            ------

        36               3.920             4.586             4.037
        37               3.793             4.437             3.906
        38               3.670             4.293             3.780
        39               3.553             4.154             3.658
        40               3.439             4.021             3.541
        41               3.330             3.894             3.429
        42               3.226             3.771             3.322
        43               3.125             3.654             3.218
        44               3.028             3.541             3.119
        45               2.936             3.432             3.023
        46               2.846             3.328             2.931
        47               2.761             3.227             2.843
        48               2.678             3.129             2.758
        49               2.599             3.035             2.676
        50               2.522             2.945             2.597
        51               2.449             2.858             2.522
        52               2.378             2.774             2.449
        53               2.311             2.693             2.379
        54               2.246             2.615             2.312
        55               2.184             2.540             2.248
        56               2.125             2.468             2.187
        57               2.068             2.398             2.128
        58               2.014             2.330             2.071
        59               1.962             2.265             2.017
        60               1.912             2.201             1.965
        61               1.864             2.139             1.915
        62               1.818             2.079             1.867
        63               1.774             2.022             1.821
        64               1.732             1.967             1.777
        65               1.692             1.914             1.735
        66               1.654             1.863             1.695
        67               1.617             1.815             1.657
        68               1.583             1.769             1.620
        69               1.550             1.724             1.585


--------------------------------------------------------------------------------
FirstLine II                           154

                                 Factors for the
                          Cash Value Accumulation Test
                           For a Life Insurance Policy

     Attained
        Age              Male             Female            Unisex
        ---              ----             ------            ------

        70              1.518             1.681             1.552
        71              1.488             1.639             1.520
        72              1.459             1.599             1.489
        73              1.432             1.560             1.460
        74              1.406             1.524             1.433
        75              1.382             1.490             1.407
        76              1.359             1.457             1.383
        77              1.338             1.427             1.360
        78              1.318             1.398             1.338
        79              1.299             1.371             1.318
        80              1.281             1.345             1.298
        81              1.264             1.321             1.280
        82              1.248             1.298             1.262
        83              1.233             1.277             1.245
        84              1.218             1.257             1.230
        85              1.205             1.238             1.215
        86              1.193             1.221             1.202
        87              1.181             1.205             1.189
        88              1.171             1.190             1.177
        89              1.160             1.176             1.166
        90              1.151             1.163             1.155
        91              1.141             1.150             1.144
        92              1.131             1.137             1.133
        93              1.120             1.125             1.122
        94              1.109             1.112             1.110
        95              1.097             1.098             1.097
        96              1.083             1.084             1.084
        97              1.069             1.069             1.069
        98              1.054             1.054             1.054
        99              1.040             1.040             1.040
       100              1.000             1.000             1.000


--------------------------------------------------------------------------------
FirstLine II                           155

APPENDIX B

                                 Factors for the
                   Guideline Premium/Cash Value Corridor Test
                           For a Life Insurance Policy

Attained            Attained             Attained             Attained
  Age      Factor     Age       Factor     Age       Factor     Age       Factor

    0      2.50        25       2.50        50       1.85        75       1.05
    1      2.50        26       2.50        51       1.78        76       1.05
    2      2.50        27       2.50        52       1.71        77       1.05
    3      2.50        28       2.50        53       1.64        78       1.05
    4      2.50        29       2.50        54       1.57        79       1.05

    5      2.50        30       2.50        55       1.50        80       1.05
    6      2.50        31       2.50        56       1.46        81       1.05
    7      2.50        32       2.50        57       1.42        82       1.05
    8      2.50        33       2.50        58       1.38        83       1.05
    9      2.50        34       2.50        59       1.34        84       1.05

   10      2.50        35       2.50        60       1.30        85       1.05
   11      2.50        36       2.50        61       1.28        86       1.05
   12      2.50        37       2.50        62       1.26        87       1.05
   13      2.50        38       2.50        63       1.24        88       1.05
   14      2.50        39       2.50        64       1.22        89       1.05

   15      2.50        40       2.50        65       1.20        90       1.05
   16      2.50        41       2.43        66       1.19        91       1.04
   17      2.50        42       2.36        67       1.18        92       1.03
   18      2.50        43       2.29        68       1.17        93       1.02
   19      2.50        44       2.22        69       1.16        94       1.01

   20      2.50        45       2.15        70       1.15        95       1.00
   21      2.50        46       2.09        71       1.13        96       1.00
   22      2.50        47       2.03        72       1.11        97       1.00
   23      2.50        48       1.97        73       1.09        98       1.00
   24      2.50        49       1.91        74       1.07        99       1.00

                                                                100       1.00

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.


--------------------------------------------------------------------------------
FirstLine II                           156

APPENDIX C

Performance Information

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each Division of the Variable Account affects the Cash Surrender Value, Account Value and Death Benefit of a Policy. These hypothetical illustrations are based on the actual historical return of each Portfolio as if a Policy had been issued on the date indicated. Each Portfolio's Annual Total Return is based on the total return calculated for each fiscal year. These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset based charges and deductions, which if reflected, would result in lower total return figures than those shown.


The illustrations are based on the payment of a $3,750 annual premium, paid at the beginning of each year, for a hypothetical Policy with a $200,000 face amount, the Cash Value Accumulation Test, death benefit Option 1, issued to a preferred, nonsmoker male, Age 45. In each case, it is assumed that all premiums are allocated to the Division illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of Premium Payments and the use of other Policy features, such as Policy Loans, would affect individual Policy benefits.


The amounts shown for the Cash Surrender Values, Account Values and Death Benefits take into account the charges against premiums, current cost of insurance and monthly deductions, the daily charge against the Variable Account for mortality and expense risks, and each Portfolio's charges and expenses. See Charges, Deductions and Refund, page 31. This prospectus also contains illustrations based on assumed rates of return. See Illustrations of Death Benefits, Account Values, Surrender Values and Accumulated Premiums, page 47.


--------------------------------------------------------------------------------
FirstLine II                           157

                           HYPOTHETICAL ILLUSTRATIONS

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------

Neuberger & Berman AMT Limited Maturity Bond Portfolio

     Year         Annual Total     Cash Surrender       Account           Death
    Ended:           Return*            Value            Value           Benefit

   12/31/88           7.17%             1,576            3,064           200,000
   12/31/89          10.77%             4,822            6,497           200,000
   12/31/90           8.32%             8,125            9,988           200,000
   12/31/91          11.34%            12,165           14,215           200,000
   12/31/92           5.18%            15,582           17,782           200,000
   12/31/93           6.63%            19,561           21,761           200,000
   12/31/94          (0.15)%           22,047           24,247           200,000
   12/31/95          10.94%            27,735           29,660           200,000
   12/31/96           4.31%            31,758           33,409           200,000
   12/31/97           6.74%            36,728           38,103           200,000

Neuberger & Berman AMT Growth Portfolio

     Year         Annual Total     Cash Surrender       Account           Death
    Ended:           Return*            Value            Value           Benefit

   12/31/88          25.97%             2,170            3,657           200,000
   12/31/89          29.47%             6,743            8,418           200,000
   12/31/90          (8.19)%            8,304           10,166           200,000
   12/31/91          29.73%            14,801           16,851           200,000
   12/31/92           9.54%            19,210           21,410           200,000
   12/31/93           6.79%            23,454           25,654           200,000
   12/31/94          (4.99)%           24,538           26,738           200,000
   12/31/95          31.73%            36,655           38,580           200,000
   12/31/96           9.14%            43,041           44,691           200,000
   12/31/97          29.01%            59,324           60,699           200,000

Neuberger & Berman AMT Partners Portfolio

     Year         Annual Total     Cash Surrender       Account           Death
    Ended:           Return*            Value            Value           Benefit

   12/31/95          36.47%             2,502            3,990           200,000
   12/31/96          29.57%             7,178            8,853           200,000
   12/31/97          31.25%            13,398           15,260           200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           158

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

--------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/89           64.48%             3,393             4,881            200,000
12/31/90            8.71%             6,661             8,336            200,000
12/31/91           57.54%            15,724            17,586            200,000
12/31/92            3.55%            18,981            21,031            200,000
12/31/93           13.28%            24,668            26,868            200,000
12/31/94           (4.38)%           25,930            28,130            200,000
12/31/95           44.31%            42,201            44,401            200,000
12/31/96            4.18%            46,832            48,757            200,000
12/31/97           11.39%            55,280            56,930            200,000

Alger American MidCap Growth Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/94           (1.54)%            1,303             2,790            200,000
12/31/95           44.45%             6,512             8,187            200,000
12/31/96           11.90%            10,350            12,213            200,000
12/31/97           15.01%            15,192            17,242            200,000

Alger American Growth Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/90            4.14%             1,481             2,968            200,000
12/31/91           40.39%             6,521             8,196            200,000
12/31/92           12.38%            10,414            12,276            200,000
12/31/93           22.47%            16,411            18,461            200,000
12/31/94            1.45%            19,228            21,428            200,000
12/31/95           36.37%            30,699            32,899            200,000
12/31/96           13.35%            37,964            40,164            200,000
12/31/97           25.75%            51,715            53,640            200,000

Alger American Leveraged All Cap

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/96           12.04%             1,730             3,217            200,000
12/31/97           19.68%             5,555             7,230            200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           159

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

Fidelity VIP Growth Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/88           15.58%             1,841             3,329            200,000
12/31/89           31.51%             6,451             8,126            200,000
12/31/90          (11.73)%            7,643             9,505            200,000
12/31/91           45.51%            15,938            17,988            200,000
12/31/92            9.32%            20,403            22,603            200,000
12/31/93           19.37%            27,943            30,143            200,000
12/31/94           (0.02)%           30,430            32,630            200,000
12/31/95           35.36%            45,684            47,609            200,000
12/31/96           14.71%            55,679            57,329            200,000
12/31/97           23.48%            72,271            73,646            200,000

Fidelity VIP Overseas Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/88            8.13%             1,607             3,094            200,000
12/31/89           26.28%             5,819             7,494            200,000
12/31/90           (1.67)%            8,146            10,009            200,000
12/31/91            8.00%            11,751            13,801            200,000
12/31/92          (10.72)%           12,473            14,673            200,000
12/31/93           37.35%            21,695            23,895            200,000
12/31/94            1.72%            24,672            26,872            200,000
12/31/95            9.74%            30,280            32,206            200,000
12/31/96           13.15%            37,507            39,157            200,000
12/31/97           11.56%            44,874            46,249            200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           160

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

Fidelity VIP Money Market Portfolio

  Year          Annual Total     Cash Surrender        Account           Benefit
  Ended           Return *            Value             Value             Death

12/31/88            7.39%             1,583             3,071            200,000
12/31/89            9.12%             4,728             6,403            200,000
12/31/90            8.04%             7,997             9,860            200,000
12/31/91            6.09%            11,344            13,394            200,000
12/31/92            3.90%            14,511            16,711            200,000
12/31/93            3.23%            17,754            19,954            200,000
12/31/94            4.25%            21,256            23,456            200,000
12/31/95            5.87%            25,523            27,448            200,000
12/31/96            5.41%            29,791            31,441            200,000
12/31/97            5.51%            34,211            35,586            200,000

Fidelity VIP II Asset Manager Portfolio

  Year          Annual Total     Cash Surrender        Account           Benefit
 Ended            Return *            Value             Value             Death

12/31/90            6.72%             1,562             3,049            200,000
12/31/91           22.56%             5,533             7,208            200,000
12/31/92           11.71%             9,240            11,103            200,000
12/31/93           21.23%            14,804            16,854            200,000
12/31/94           (6.09)%           16,107            18,307            200,000
12/31/95           16.96%            22,320            24,520            200,000
12/31/96           14.60%            28,842            31,042            200,000
12/31/97           20.65%            38,546            40,471            200,000

Fidelity VIP II Index 500 Portfolio

  Year          Annual Total     Cash Surrender        Account           Benefit
 Ended            Return *            Value             Value             Death

12/31/93            9.74%             1,657             3,145            200,000
12/31/94            1.04%             4,303             5,978            200,000
12/31/95           37.19%            10,181            12,043            200,000
12/31/96           22.82%            16,180            18,230            200,000
12/31/97           32.82%            25,663            27,863            200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           161

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

INVESCO VIF Total Return Portfolio

  Year          Annual Total     Cash Surrender        Account           Benefit
  Ended           Return *            Value             Value             Death

12/31/95           22.79%             2,069             3,557            200,000
12/31/96           12.18%             5,459             7,134            200,000
12/31/97           22.91%            10,301            12,163            200,000

INVESCO VIF Industrial Income Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/95           29.25%             2,274             3,761            200,000
12/31/96           22.28%             6,382             8,057            200,000
12/31/97           28.17%            12,041            13,877            200,000

INVESCO VIF High Yield Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/95           19.76%             1,973             3,461            200,000
12/31/96           16.59%             5,642             7,317            200,000
12/31/97           17.33%             9,945            11,807            200,000

INVESCO VIF Utilities Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/95            9.08%             1,636             3,124            200,000
12/31/96           12.76%             5,012             6,688            200,000
12/31/97           23.41%             9,803            11,665            200,000

Van Eck Worldwide Hard Assets Fund

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/91           (2.93)%            1,259             2,746            200,000
12/31/92           (4.09)%            3,603             5,278            200,000
12/31/93           64.83 %           11,541            13,404            200,000
12/31/94           (4.78)%           13,298            15,348            200,000
12/31/95           10.99 %           17,836            20,036            200,000
12/31/96           18.04 %           24,583            26,783            200,000
12/31/97           (1.67)%           26,593            28,793            200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           162

Nonsmoker Male Age 45                               Cash Value Accumulation Test
Standard Risk Class                                 Death Benefit Option 1
Stated Death Benefit $200,000                       Annual Premium $3,750

Van Eck Worldwide Bond Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/90           11.25%             1,705             3,192            200,000
12/31/91           18.39%             5,444             7,119            200,000
12/31/92           (5.25)%            7,416             9,279            200,000
12/31/93            7.79%            10,940            12,990            200,000
12/31/94           (1.32)%           13,257            15,457            200,000
12/31/95           17.30%            19,062            21,262            200,000
12/31/96            2.53%            22,199            24,399            200,000
12/31/97            2.38%            25,566            27,491            200,000

Van Eck Worldwide Emerging Markets Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/96           26.82%             2,197             3,684            200,000
12/31/97          (11.61)%            3,989             5,664            200,000

AIM VI Capital Appreciation Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/94            2.50%             1,429             2,917            200,000
12/31/95           35.69%             6,165             7,840            200,000
12/31/96           17.58%            10,582            12,445            200,000
12/31/97           13.51%            15,225            17,275            200,000

AIM VI Government Securities Portfolio

  Year          Annual Total     Cash Surrender        Account            Death
 Ended:            Return*            Value             Value            Benefit

12/31/94           (3.73%)            1,234             2,721            200,000
12/31/95           15.56%             4,724             6,399            200,000
12/31/96            2.29%             7,449             9,312            200,000
12/31/97            8.16%            11,021            13,071            200,000

The assumptions underlying these values are described in Performance Information, page 159.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


--------------------------------------------------------------------------------
FirstLine II                           163

                                     PART II

                           UNDERTAKING TO FILE REPORTS

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).

                      UNDERTAKING REGARDING INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).

          UNDERTAKING REQUIRED BY SECTION 26(e)(2)(A) OF THE INVESTMENT
                         COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                       Contents of Registration Statement

This Registration Statement comprises the following papers and documents:

      The facing sheet.

      Cross-Reference table.

      The prospectuses.
              FirstLine
              FirstLine II

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The undertaking required by Section 26(e)2(A) of the Investment Company Act of 1940, as amended.

      The signatures.

      Written consents of the following persons:
          Lawrence D. Taylor (See Exhibit 6B).


          Ernst & Young, L.L.P. (See Exhibit 7A).

          Mayer, Brown & Platt (See Exhibit 7B).


--------------------------------------------------------------------------------
FirstLine II                           II-1

      The following exhibits:

1.A

      (1) Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant.

      (2)   Not Applicable.

      (3)   (a) Security Life of Denver Distribution Agreement.

            (b) Specimen Broker/Dealer Supervisory and Selling Agreement for
                Variable Contracts with Compensation Schedule.(5)
                  (i) Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated.(1)

            (c) Commission Schedule for Policies.(5)

      (4)   Not Applicable.

      (5)   (a) Specimen Variable Universal Life Insurance Policy (Form No. 1195
            (VUL)-5/97).(1)

                  (i) Specimen Variable Universal Life Policy Issued in Massachusetts (Form No. 1195 (VUL)-MA-5/97).(1)
                  (ii) Specimen Variable Universal Life Policy Issued in Maryland. (Form No. 1195 (VUL)-MA-5/97).(1)
                  (iii) Specimen Variable Universal Life Policy Issued in Texas.
                        (Form No. 1195 (VUL)-MA-5/97).(1)
                  (iv) Specimen Variable Universal Life Insurance Policy (Form No. 2500 (VUL)-7/97).(2)
                  (v) Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98). (5)
            (b)   Adjustable Term Insurance Rider (Form No. R2000-3/96).(1)

      (6) (a) Security Life of Denver's Restated Articles of Incorporation. (b-g) Amendments to Articles of Incorporation through June 12, 1987.
            (h)   Security Life of Denver's By-Laws.
                  (i) Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997).
                        (4)

      (7)   Not Applicable.

      (8)   (a) Addendum to Sales Agreement.

                  (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Security Life of Denver, on Behalf of Itself and its Separate Accounts and ING America Equities, Inc. (5)

                  (ii) Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company.
                  (iii) Sales Agreement by and among Neuberger & Berman Advisers
                        Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company.
                  (iv) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                  (v) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                  (vi) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company.
                  (vii) Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company.



                  Amendments to Participation Agreements.


            (b)   (i)   First Amendment to Fund Participation Agreement between
                        Security Life of Denver,


--------------------------------------------------------------------------------
FirstLine II                           II-2

                        Van Eck Investment Trust and Van Eck Associates Corporation. (5)

                  (ii) Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (5)
                  (iii) Assignment and Modification Agreement between Neuberger
                        & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company.(5)
                  (iv) First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company.
                  (v) First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                  (vi) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                  (vii) First Amendment to Participation Agreement among
                        Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                 (viii) Second Amendment to Participation Agreement among
                        Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
                  (ix) First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.


            (c)   Service Agreement.
            (d) Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.
            (e) Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.
      (9)   Not Applicable.


      (10)  (a) (i)  Specimen Variable Life Insurance Application (Form No.
                     Q-2006-9/97).(2)
                (ii) Specimen Variable Life Insurance Application (Form No.
                     Q-1155-98).(3)


2.    Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered.


  B   Opinion and Consent of Gary W. Waggoner as to securities being registered.


4.    Not Applicable.

5.    Not Applicable.

6.A   Opinion and Consent of Shirley A. Knarr.(4)
  B   Opinion and Consent of Lawrence D. Taylor.

7.A   Consent of Ernst & Young L.L.P.
  B   Consent of Mayer, Brown & Platt.

8.    Not Applicable.

---------------



(1) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).


(2)   To be used on or before May 1, 1998.



--------------------------------------------------------------------------------
FirstLine II                           II-3

(3) To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.



(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).



(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).



--------------------------------------------------------------------------------
FirstLine II                           II-4

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and have duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 27th day of April 1998.


                               SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Depositor)


                               BY:  /s/ Stephen M. Christopher
                                    --------------------------
                                    Stephen M. Christopher
                                    President and Chief Operating Officer

(Seal)

ATTEST:


/s/ Gary W. Waggoner
--------------------
Gary W. Waggoner


                                    SECURITY LIFE SEPARATE ACCOUNT L1
                                    (Registrant)

                                BY: SECURITY LIFE OF DENVER INSURANCE COMPANY
                                    (Depositor)


                                BY:  /s/ Stephen M. Christopher
                                     --------------------------
                                     Stephen M. Christopher
                                     President and Chief Operating Officer

(Seal)

ATTEST:


/s/ Gary W. Waggoner
--------------------
Gary W. Waggoner


--------------------------------------------------------------------------------
FirstLine II                           II-5

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:



/s/ Fred S. Hubbell
-------------------
Fred S. Hubbell
Chief Executive Officer



/s/ Stephen M. Christopher
--------------------------
Stephen M. Christopher
President and Chief Operating Officer


PRINCIPAL FINANCIAL OFFICER

/s/ Stephen J. Yarina
---------------------
Stephen J. Yarina
Vice President, Treasurer and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER

/s/ Stephen J. Yarina
---------------------
Stephen J. Yarina
Vice President, Treasurer and Chief Financial Officer


DIRECTORS:


/s/ Fred S. Hubbell
-------------------
Fred S. Hubbell





/s/ Michael W. Cunningham
-------------------------
Michael W. Cunningham


/s/ Linda B. Emory
------------------
Linda B. Emory


/s/ Stephen M. Christopher
--------------------------
Stephen M. Christopher


--------------------------------------------------------------------------------
FirstLine II                           II-6

                                 EXHIBIT INDEX

Exhibit No.       Description of Exhibit
-----------       ----------------------

1.A(1) Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant.

1.A(2)            Not Applicable.

1.A(3)(a)         Security Life of Denver Distribution Agreement.

1.A(3)(b)         Specimen Broker/Dealer Supervisory and Selling Agreement for
                  Variable Contracts with Compensation Schedule.(5)

1.A(3)(b)(i)      Broker/Dealer Supervisory and Selling Agreement for Variable
                  Contracts with Paine Webber Incorporated.(1)

1.A(3)(c)         Commission Schedule for Policies.

1.A(4)            Not Applicable.

1.A(5)(a)         Specimen Variable Universal Life Insurance Policy (Form No.
                  1197 (VUL)-5/97).(1)

1.A(5)(a)(i)      Specimen Variable Universal Life Insurance Policy issued in
                  Maryland (Form No. 1195(VUL)-MD-5/97).(1)

1.A(5)(a)(ii)     Specimen Variable Universal Life Insurance Policy issued in
                  Massachusetts (Form No. 1195(VUL)-MA-5/97).(1)

1.A(5)(a)(iii)    Specimen Variable Universal Life Insurance Policy issued in
                  Texas (Form No. 1195(VUL)-TX-5/97).(1)

1.A(5)(a)(iv)     Specimen Variable Universal Life Insurance Policy (Form No.
                  2500 (VUL)-7/97).(2)

1.A(5)(a)(v)      Specimen Variable Universal Life Insurance Policy (Form No.
                  2502 (VUL)-6/98).(5)

1.A(5)(b)         Adjustable Term Insurance Rider (Form No. R2000-3/96).(1)

1.A(6)(a)         Security Life of Denver's Restated Articles of Incorporation.

1.A(6)(b-g)       Amendments to Articles of Incorporation through June 12, 1987.

1.A(6)(h)         Security Life of Denver's By-Laws.

1.A(6)(h)(i)      Bylaws of Security Life of Denver Insurance Company (Restated
                  with Amendments through September 30, 1997). (4)

1.A(7)            Not Applicable.


1.A(8)(a)         Addendum to Sales Agreement.


1.A(8)(a)(i)      Participation Agreement by and among AIM Variable Insurance
                  Funds, Inc., Security Life of Denver, on Behalf of Itself and its Separate Accounts and ING America Equities, Inc. (5)

1.A(8)(a)(ii)     Sales Agreement by and among The Alger American Fund, Fred
                  Alger Management, Inc., and



--------------------------------------------------------------------------------
FirstLine II                           II-7

                  Security Life of Denver Insurance Company.


1.A(8)(a)(iii)    Sales Agreement by and among Neuberger & Berman Advisers
                  Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company.

1.A(8)(a)(iv)     Participation Agreement among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Security Life of
                  Denver Insurance Company.

1.A(8)(a)(v)      Participation Agreement among Variable Insurance Products Fund
                  II, Fidelity Distributors Corporation and Security Life of
                  Denver Insurance Company.

1.A(8)(a)(vi)     Participation Agreement among INVESCO Variable Investment
                  Funds, Inc., INVESCO Funds Group, Inc., and Security Life of
                  Denver Insurance Company.

1.A(8)(a)(vii)    Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates
                  Corporation, and Security Life of Denver Insurance Company.


                  Amendments to Participation Agreements.


1.A(8)(b)(i)      First Amendment to Fund Participation Agreement between
                  Security Life of Denver, Van Eck Investment Trust and Van Eck
                  Associates Corporation.(5)

1.A(8)(b)(ii)     Second Amendment to Fund Participation Agreement between
                  Security Life of Denver, Van Eck Worldwide Insurance Trust and
                  Van Eck Associates Corporation.(5)

1.A(8)(b)(iii)    Assignment and Modification Agreement between Neuberger &
                  Berman Advisers Management Trust, Neuberger & Berman
                  Management Incorporated, Neuberger & Berman Advisers
                  Management Trust, Advisers Managers Trust and Security Life of
                  Denver Insurance Company.(5)


1.A(8)(b)(iv)     First Amendment to Participation Agreement by and among The
                  Alger American Fund, Fred Alger Management, Inc., Security
                  Life of Denver Insurance Company.

1.A(8)(b)(v)      First Amendment to Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Security Life of Denver Insurance Company.

1.A(8)(b)(vi)     Second Amendment to Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Security Life of Denver Insurance Company.

1.A(8)(b)(vii)    First Amendment to Participation Agreement among Variable
                  Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.

1.A(8)(b)(viii)   Second Amendment to Participation Agreement among Variable
                  Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.

1.A(8)(b)(ix)     First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment
                  Funds, Inc. and INVESCO Funds Group, Inc.


1.A(8)(c)         Service Agreement.

1.A(8)(d)         Administrative Services Agreement between Security Life of
                  Denver and Financial Administrative Services Corporation.

1.A(8)(e)         Amendments to Administrative Services Agreement between
                  Security Life of Denver and Financial Administrative Services
                  Corporation.

1.A(9)            Not Applicable.


--------------------------------------------------------------------------------
FirstLine II                           II-8

1.A(10)(a)(i)     Specimen Variable Life Insurance Application (Form No.
                  Q-2006-9/97).(2),(4)


1.A(10)(a)(ii)    Specimen Variable Life Insurance Application (Form No.
                  Q-1155-98).(3),(4)

2.                Included as Exhibit 1.A(5) above.

3.A Opinion and Consent of Eugene L. Copeland as to securities being registered.


  B Opinion and Consent of Gary W. Waggoner as to securities being registered.


4.                Not Applicable.

5.                Not Applicable.

6.A               Opinion and Consent of Shirley A. Knarr.(4)
  B               Opinion and Consent of Lawrence D. Taylor.

7.A               Consent of Ernst & Young L.L.P.
  B               Consent of Mayer, Brown and
                  Platt.

8.                Not Applicable.

----------



(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the form S-6 registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).



(2)   To be used on or before May 1, 1998.



(3) To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.



(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).



(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).



--------------------------------------------------------------------------------
FirstLine II                           II-9